As filed with the Securities and Exchange Commission on August 5, 2005
                                   Registration Nos. 333-28769; 811-05626
-------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. ___                                         [ ]
   Post-Effective Amendment No. 32                                         [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No.                                                           [X]
                      (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     ING USA ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
        (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

        Linda E. Senker, Esq.                     James A. Shuchart, Esq.
        ING                                       ING
        1475 Dunwoody Drive                       1475 Dunwoody Drive
        West Chester, PA 19380-1478               West Chester, PA 19380-1478
        (610) 425-4139                            (610) 425-3563
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [ ]  on (date) pursuant to paragraph (b) of Rule 485
          [X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Interests in a separate account under flexible premium deferred variable annuity contracts.
--------------------------------------------------------------------------------
The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
--------------------------------------------------------------------------------

                                   PART A

--------------------------------------------------------------------------------
ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                           ING GOLDENSELECT ACCESS(R)

--------------------------------------------------------------------------------


                                                                November 1, 2005


      This prospectus describes ING GoldenSelect Access, a group and individual deferred variable annuity contract (the "Contract") offered by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

      The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

      You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

      REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

      This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated April 29, 2005, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      AN INVESTMENT IN ANY SUBACCOUNT THROUGH A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
             THE INVESTMENT PORTFOLIOS ARE LISTED ON THE NEXT PAGE.
--------------------------------------------------------------------------------

Access - 134793

The investment portfolios available under your Contract are:


ING INVESTORS TRUST
   ING AIM Mid Cap Growth Portfolio (Class S)
   ING Alliance Mid Cap Growth Portfolio (Class S)
   ING American Funds Growth Portfolio
   ING American Funds Growth-Income Portfolio
   ING American Funds International Portfolio
   ING Capital Guardian Managed Global Portfolio
    (Class S)
   ING Capital Guardian Small/Midcap Portfolio (Class S)
   ING Capital Guardian U.S. Equities Portfolio (Class S)
   ING Eagle Asset Capital Appreciation Portfolio
    (Class S)
   ING Evergreen Health Sciences Portfolio (Class S)
   ING Evergreen Omega Portfolio (Class S)
   ING FMRSM Diversified Mid Cap Portfolio (Class S)
   ING FMRSM Earnings Growth Portfolio (Class S)
   ING Global Resources Portfolio (Class S)
   ING Goldman Sachs TollkeeperSM Portfolio (Class S)
   ING Janus Contrarian Portfolio (Class S)
   ING JPMorgan Emerging Markets Equity Portfolio
     (Class S)
   ING JPMorgan Small Cap Equity Portfolio (Class S)
   ING JPMorgan Value Opportunities Portfolio (Class S)
   ING Julius Baer Foreign Portfolio (Class S)
   ING Legg Mason Value Portfolio (Class S)
   ING LifeStyle Aggressive Growth Portfolio (Class S1)
   ING LifeStyle Growth Portfolio (Class S1)
   ING LifeStyle Moderate Growth Portfolio (Class S1)
   ING LifeStyle Moderate Portfolio (Class S1)
   ING Liquid Assets Portfolio (Class S)
   ING Marsico Growth Portfolio (Class S)
   ING Marisco International Opportunities Portfolio (Class S)
   ING Mercury Large Cap Growth Portfolio (Class S)
   ING Mercury Large Cap Value Portfolio (Class S)
   ING MFS Mid Cap Growth Portfolio (Class S)
   ING MFS Total Return Portfolio (Class S)
   ING MFS Utilities Portfolio (Class S)
   ING Oppenheimer Main Street Portfolio (Class S)
   ING PIMCO Core Bond Portfolio (Class S)
   ING PIMCO High Yield Portfolio (Class S)
   ING Pioneer Fund Portfolio (Class S)
   ING Pioneer Mid Cap Value Portfolio (Class S)
   ING Salomon Brothers All Cap Portfolio (Class S)
   ING Salomon Brothers Investors Portfolio (Class S)
   ING T. Rowe Price Capital Appreciation Portfolio
    (Class S)
   ING T. Rowe Price Equity Income Portfolio (Class S)
   ING UBS U.S. Allocation Portfolio (Class S)

   ING Van Kampen Equity Growth Portfolio (Class S)
   ING Van Kampen Global Franchise Portfolio (Class S)
   ING Van Kampen Growth and Income Portfolio
      (Class S)
   ING Van Kampen Real Estate Portfolio (Class S)
   ING Wells Fargo Mid Cap Disciplined Portfolio
    (Class S)

ING PARTNERS, INC.
   ING Baron Small Cap Growth Portfolio (Service Class)
   ING Fundamental Research Portfolio (Service Class)
   ING JPMorgan Fleming International Portfolio
    (Service Class)
   ING Oppenheimer Global Portfolio (Service Class)
   ING Salomon Brothers Aggressive Growth Portfolio
     (Service Class)
   ING UBS U.S. Large Cap Equity Portfolio
     (Service Class)
   ING Van Kampen Comstock Portfolio (Service Class)
   ING Van Kampen Equity and Income Portfolio
     (Service Class)

ING VARIABLE INSURANCE TRUST
   ING VP Global Equity Dividend Portfolio

ING VARIABLE PORTFOLIOS, INC.
   ING VP Index Plus LargeCap Portfolio (Class S)
   ING VP Index Plus MidCap Portfolio (Class S)
   ING VP Index Plus SmallCap Portfolio (Class S)

ING VARIABLE PRODUCTS TRUST
   ING VP Financial Services Portfolio (Class S)
   ING VP SmallCap Opportunities Portfolio (Class S)

ING VP INTERMEDIATE BOND PORTFOLIO (CLASS S)

AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Leisure Fund (Series I)

FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
   Fidelity VIP Contrafund Portfolio (Service Class 2)
   Fidelity VIP Equity-Income Portfolio (Service Class 2)

LIBERTY VARIABLE INSURANCE TRUST
   Colonial Small Cap Value Fund (Class B)

PROFUNDS VP(1)
   ProFund VP Bull
   ProFund VP Europe 30
   ProFund VP Rising Rates Opportunity
   ProFund VP Small-Cap


(1) Please note that these portfolios are not available for Contracts offered through Smith Barney and Citicorp Investment Services.

                                       i
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--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                       Page
Index of Special Terms................................  ii
Fees and Expenses.....................................   1
Condensed Financial Information.......................   8
  Accumulation Unit...................................   8
  The Net Investment Factor...........................   9
  Performance Information.............................   9
  Financial Statements................................  10
ING USA Annuity and Life Insurance Company............  10
ING USA Separate Account B............................  10
The Trusts and Funds..................................  11
Restricted Funds......................................  11
Covered Funds, Special Funds and Excluded
  Funds...............................................  12
Charges and Fees......................................  12
  Charge Deduction Subaccount.........................  13
  Charges Deducted from the Contract Value............  13
      No Surrender Charge.............................  13
      Premium Taxes...................................  13
      Administrative Charge...........................  13
      Transfer Charge.................................  13
  Charges Deducted from the Subaccounts...............  13
      Mortality and Expense Risk Charge...............  13
      Asset-Based Administrative Charge...............  14
      Earnings Multiplier Benefit Charge..............  14
      Optional Rider Charges..........................  14
  Trust and Fund Expenses.............................  15
The Annuity Contract..................................  16
  Contract Date and Contract Year ....................  16
  Contract Owner......................................  16
  Annuity Start Date..................................  17
  Annuitant...........................................  17
  Beneficiary.........................................  18
  Purchase and Availability of the Contract...........  19
  Crediting of Premium Payments.......................  19
  Administrative Procedures...........................  21
  Contract Value......................................  21
  Cash Surrender Value................................  21
  Addition, Deletion or Substitution of
      Subaccounts and Other Changes...................  22
  The Fixed Account...................................  22
  Optional Riders.....................................  22
      Rider Date......................................  23
      No Cancellation.................................  23
      Termination.....................................  23
      Minimum Guaranteed Income
         Benefit Rider................................  23
      Minimum Guaranteed Withdrawal
         Benefit Rider................................  28
  Other Contracts.....................................  31
  Withdrawals.........................................  31
  Transfers Among Your Investments....................  34
  Death Benefit Choices...............................  38
    Death Benefit During the Accumulation Phase.......  38
        Standard Death Benefit........................  39
        Enhanced Death Benefit Options................  39
        Earnings Multiplier Benefit Rider.............  41
    Death Benefit During the Income Phase.............  42
    Continuation After Death -- Spouse................  42
    Continuation After Death -- Not a Spouse..........  43
    Required Distributions Upon Contract
        Owner's Death.................................  43
  The Annuity Options.................................  44
  Other Contract Provisions...........................  46
  Other Information...................................  49
  Federal Tax Considerations..........................  50
  Statement of Additional Information
    Table of Contents................................SAI-1
  Appendix A
    Condensed Financial Information...................  A1
  Appendix B
    The Investment Portfolios.........................  B1
  Appendix C
    Fixed Account I...................................  C1
  Appendix D
    Fixed Interest Division...........................  D1
  Appendix E
    Special Funds and Excluded Funds Examples.........  E1
  Appendix F
    Minimum Guaranteed Income Benefit
        Calculation Examples..........................  F1
  Appendix G
    ING LifePay Withdrawal Examples...................  G1
  Appendix H
    MGWB For Contracts In States Where ING
        LifePay Not Available.........................  H1
  Appendix I
    MGWB Excess Withdrawal Amount Examples
    For Contracts In States Where ING LifePay Not Available
  I1


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--------------------------------------------------------------------------------
INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

    SPECIAL TERM                                               PAGE
    ----------------------------------------------------------------
    Accumulation Unit                                              8
    ----------------------------------------------------------------
    Annuitant                                                     17
    ----------------------------------------------------------------
    Annuity Start Date                                            17
    ----------------------------------------------------------------
    Cash Surrender Value                                          21
    ----------------------------------------------------------------
    Claim Date                                                    38
    ----------------------------------------------------------------
    Contract Date                                                 16
    ----------------------------------------------------------------
    Contract Owner                                                16
    ----------------------------------------------------------------
    Contract Value                                                21
    ----------------------------------------------------------------
    Contract Year                                                 16
    ----------------------------------------------------------------
    Covered Fund                                                  12
    ----------------------------------------------------------------
    Earnings Multiplier Benefit                                   41
    ----------------------------------------------------------------
    Excluded Fund                                                 12
    ----------------------------------------------------------------
    Market Value Adjustment                                       C2
    ----------------------------------------------------------------
    Max 7 Enhanced Death Benefit                                  41
    ----------------------------------------------------------------
    Net Investment Factor                                          9
    ----------------------------------------------------------------
    Net Rate of Return                                             9
    ----------------------------------------------------------------
    Quarterly Ratchet Enhanced Death Benefit                      40
    ----------------------------------------------------------------
    Restricted Fund                                               11
    ----------------------------------------------------------------
    Rider Date                                                    23
    ----------------------------------------------------------------
    7% Solution Death Benefit Element                             41
    ----------------------------------------------------------------
    Special Fund                                                  12
    ----------------------------------------------------------------
    Standard Death Benefit                                        39
    ----------------------------------------------------------------

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

    TERM USED IN THIS PROSPECTUS         CORRESPONDING TERM USED IN THE CONTRACT
    ----------------------------------------------------------------------------
    Accumulation Unit Value              Index of Investment Experience
    ----------------------------------------------------------------------------
    Annuity Start Date                   Annuity Commencement Date
    ----------------------------------------------------------------------------
    Contract Owner                       Owner or Certificate Owner
    ----------------------------------------------------------------------------
    Contract Value                       Accumulation Value
    ----------------------------------------------------------------------------
    Transfer Charge                      Excess Allocation Charge
    ----------------------------------------------------------------------------
    Fixed Interest Allocation            Fixed Allocation
    ----------------------------------------------------------------------------
    Free Look Period                     Right to Examine Period
    ----------------------------------------------------------------------------
    Guaranteed Interest Period           Guarantee Period
    ----------------------------------------------------------------------------
    ING LifePay Base                     MGWB Base
    ----------------------------------------------------------------------------
    Subaccount(s)                        Division(s)
    ----------------------------------------------------------------------------
    Net Investment Factor                Experience Factor
    ----------------------------------------------------------------------------
    Regular Withdrawals                  Conventional Partial Withdrawals
    ----------------------------------------------------------------------------
    Withdrawals                          Partial Withdrawals
    ----------------------------------------------------------------------------

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FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES (1)

      Surrender Charge...............................  None

      Transfer Charge (2)............................  $25 per transfer, if you make more than 12 transfers in a contract year

            (1) If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

            (2) We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE (3)............  $40

(We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

            (3) We deduct this charge on each contract anniversary and on surrender.

SEPARATE ACCOUNT ANNUAL CHARGES (4)

      ---------------------------------------------------------------------------------
                                                Standard        Enhanced Death Benefits
                                             ------------------------------------------
                                                  Death        Quarterly
                                                 Benefit        Ratchet          Max 7
      ---------------------------------------------------------------------------------
      Mortality & Expense Risk Charge             1.65%          1.90%           2.20%
      Asset-Based Administrative Charge           0.15%          0.15%           0.15%

          Total                                   1.80%          2.05%           2.35%
      ---------------------------------------------------------------------------------

            (4) As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

EARNINGS MULTIPLIER BENEFIT RIDER CHARGE (5)

      --------------------------------------------------------------------------
      As an Annual Charge                     As a Quarterly Charge
      --------------------------------------------------------------------------
      0.30% of contract value                 0.08% of contract value
      --------------------------------------------------------------------------

            (5) We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

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OPTIONAL RIDER CHARGES (6)


      MINIMUM GUARANTEED INCOME BENEFIT RIDER:

      --------------------------------------------------------------------------
      As an Annual Charge                     As a Quarterly Charge
      --------------------------------------------------------------------------
      0.75% of the MGIB Benefit Base (7)      0.19% of the MGIB Benefit Base (7)
      --------------------------------------------------------------------------

      ING LIFEPAY MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER:

      --------------------------------------------------------------------------------------------------
                                                                          MAXIMUM ANNUAL CHARGE IF RESET
      AS AN ANNUAL CHARGE              AS A QUARTERLY CHARGE              BENEFIT ELECTED (8)
      --------------------------------------------------------------------------------------------------
      0.50% of contract value          0.12% of contract value          1.20% of contract value
      --------------------------------------------------------------------------------------------------


            (6) We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary, in arrears, and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

            (7) Please see "Charges and Fees - Optional Rider Charges" and "Optional Riders" later in this prospectus.

            (8) If you elect the Reset Benefit on or after the fifth rider anniversary, we reserve the right to increase the charge for the ING LifePay rider to a maximum annual charge of 1.20% of contract value. Please see "ING LifePay Minimum Guarantee Withdrawal Benefit - ING LifePay Reset Option."

TRUST OR FUND EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

      ---------------------------------------------------------------------------------------------------------
      TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES (9)                                MINIMUM          MAXIMUM
      ---------------------------------------------------------------------------------------------------------
      (expenses that are deducted from Trust or Fund assets, including
      management fees, distribution and/or service (12b-1) fees(10), and other          0.54%            1.78%
      expenses):
      ---------------------------------------------------------------------------------------------------------

            (9) The minimum and maximum total operating expenses charged by a Trust or a Fund including applicable expense reimbursement or fee waiver arrangements would also be 0.54%to 1.78%. The expense reimbursement or fee arrangement reflected is contractual and expected to continue through May 1, 2006.

            (10) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

The following table shows the annual operating expenses separately for each Trust or Fund.

FUND EXPENSE TABLE (1), (2)

The column labeled "Total Fund Annual Expenses Without Waivers or Reductions" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Fund Annual Expenses After Waivers or Reductions" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where such reimbursement or waiver is contractual and is expected to continue through May 1, 2006. Expenses shown are actual expenses for the year ended 12/31/04 unless otherwise noted.

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                                                                                           TOTAL FUND                  NET FUND
                                                                 DISTRIBUTION                ANNUAL                     ANNUAL
                                                                    AND/OR                  EXPENSES       TOTAL       EXPENSES
                                                     INVESTMENT     SERVICE                  WITHOUT      WAIVERS        AFTER
                                                      ADVISORY      (12B-1)      OTHER     WAIVERS OR        OR       WAIVERS OR
 FUND NAME                                              FEES         FEES       EXPENSES   REDUCTIONS    REDUCTIONS   REDUCTIONS
 ----------------------------------------------------------------------------------------------------------------------------------
 ING INVESTORS TRUST
 ----------------------------------------------------------------------------------------------------------------------------------
 ING AIM Mid Cap Growth Portfolio (Class S) (3) (6)      0.66%        0.25%       0.01%        0.92%        0.00%         0.92%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Alliance Mid Cap Growth Portfolio (Class S)
   (3) (6)                                               0.77%        0.25%       0.01%        1.03%        0.00%         1.03%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING American Funds Growth Portfolio   (4)(5)            0.35%        0.75%       0.04%        1.14%        0.00%         1.14%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING American Funds Growth-Income Portfolio (4)(5)       0.29%        0.75%       0.05%        1.09%        0.00%         1.09%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING American Funds International Portfolio  (4)(5)      0.54%        0.75%       0.08%        1.37%        0.00%         1.37%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Capital Guardian Managed Global Portfolio
   (Class S) (3) (6)                                     1.00%        0.25%       0.01%        1.26%        0.00%         1.26%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Capital Guardian Small/Mid Cap Portfolio
   (Class S) (3) (6)                                     0.66%        0.25%       0.01%        0.92%        0.00%         0.92%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Capital Guardian U.S. Equities Portfolio
   (Class S) (3) (6) (9)                                 0.74%        0.25%       0.01%        1.00%        0.00%         1.00%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Eagle Asset Capital Appreciation Portfolio
   (Class S)  (3) (6)                                    0.66%        0.25%       0.01%        0.92%        0.00%         0.92%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Evergreen Health Sciences Portfolio (Class S)
   (3a)                                                  0.75%        0.25%       0.00%        1.00%        0.00%         1.00%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Evergreen Omega Portfolio (Class S)  (3a)           0.60%        0.25%       0.00%        0.85%        0.00%         0.85%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING FMRSM Diversified Mid Cap Portfolio (Class S)
   (3)                                                   0.75%        0.25%       0.01%        1.01%        0.00%         1.01%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING FMRSM Earnings Growth Portfolio (Class S) (7)
   (8)                                                   0.62%        0.25%       0.15%        1.02%        0.02%         1.00%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Global Resources Portfolio (Class S) (3)            0.66%        0.25%       0.00%        0.91%        0.00%         0.91%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Goldman Sachs TollkeeperSM Portfolio (Class S)
   (3) (8)                                               1.35%        0.25%       0.01%        1.61%        0.21%         1.40%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Janus Contrarian Portfolio (Class S) (3) (6)        0.80%        0.25%       0.01%        1.06%        0.00%         1.06%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING JPMorgan Emerging Markets Equity Portfolio
   (Class S) (3)                                         1.25%        0.25%       0.02%        1.52%        0.00%         1.52%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING JPMorgan Small Cap Equity Portfolio (Class S)
   (3) (6) (9)                                           0.90%        0.25%       0.00%        1.15%        0.03%         1.12%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING JPMorgan Value Opportunities Portfolio
   (Class S) (7) (8)                                     0.40%        0.25%       0.15%        0.80%        0.02%         0.78%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Julius Baer Foreign Portfolio (Class S)  (3)        0.96%        0.25%       0.00%        1.21%        0.00%         1.21%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Legg Mason Value Portfolio (Class S)   (3) (6)      0.80%        0.25%       0.01%        1.06%        0.00%         1.06%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Lifestyles Aggressive Growth Portfolio
   (Class S1) (10) (11)                                  1.19%        0.00%       0.05%        1.24%        0.05%         1.19%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Lifestyles Growth Portfolio (Class S1) (10)
   (11)                                                  1.15%        0.00%       0.05%        1.20%        0.06%         1.14%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Lifestyles Moderate Growth Portfolio
   (Class S1) (10) (11)                                  1.11%        0.00%       0.05%        1.16%        0.06%         1.10%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Lifestyles Moderate Portfolio (Class S1) (10)
   (11)                                                  1.05%        0.00%       0.05%        1.10%        0.06%         1.04%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Liquid Assets Portfolio (Class S) (3)               0.27%        0.25%       0.02%        0.54%        0.00%         0.54%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Marsico Growth Portfolio (Class S)  (3) (6)         0.77%        0.25%       0.01%        1.03%        0.00%         1.03%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Marsico International Opportunities Portfolio
   (Class S) (7) (8)                                     0.54%        0.25%       0.17%        0.96%        0.03%         0.93%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Mercury Large Cap Growth Portfolio (Class S)
   (3) (9)                                               0.80%        0.25%       0.00%        1.05%        0.05%         1.00%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Mercury Large Cap Value Portfolio (Class S)
   (3) (9)                                               0.80%        0.25%       0.00%        1.05%        0.05%         1.00%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING MFS Mid Cap Growth Portfolio (Class S) (3) (6)
   (12)                                                  0.64%        0.25%       0.00%        0.89%        0.00%         0.89%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING MFS Total Return Portfolio (Class S)  (3) (6)       0.64%        0.25%       0.00%        0.89%        0.00%         0.89%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING MFS Utilities Portfolio (Class S) (7) (8)           0.60%        0.25%       0.15%        1.00%        0.00%         1.00%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Oppenheimer Main Street Portfolio (Class S)
   (3) (6)                                               0.64%        0.25%       0.00%        0.89%        0.00%         0.89%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING PIMCO Core Bond Portfolio (Class S) (3)             0.60%        0.25%       0.01%        0.86%        0.00%         0.86%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING PIMCO High Yield Portfolio (Class S) (3a)           0.49%        0.25%       0.00%        0.74%        0.00%         0.74%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Pioneer Fund Portfolio (Class S) (13)               0.75%        0.25%       0.01%        1.01%        0.00%         1.01%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Pioneer Mid Cap Value Portfolio (Class S) (13)      0.75%        0.25%       0.01%        1.01%        0.00%         1.01%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Salomon Brothers All Cap Portfolio (Class S)
   (3) (6)                                               0.74%        0.25%       0.01%        1.00%        0.00%         1.00%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Salomon Brothers Investors Portfolio (Class S)
   (3)                                                   0.74%        0.25%       0.01%        1.00%        0.00%         1.00%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING T. Rowe Price Capital Appreciation Portfolio
   (Class S) (3) (6)                                     0.66%        0.25%       0.01%        0.92%        0.00%         0.92%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING T. Rowe Price Equity Income Portfolio
   (Class S) (3) (6)                                     0.66%        0.25%       0.01%        0.92%        0.00%         0.92%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING UBS U.S. Allocation Portfolio (Class S) (3) (9)     0.75%        0.25%       0.01%        1.01%        0.02%         0.99%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Equity Growth Portfolio (Class S)
   (3)                                                   0.65%        0.25%       0.00%        0.90%        0.00%         0.90%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Global Franchise Portfolio (Class
   S) (3)                                                1.00%        0.25%       0.00%        1.25%        0.00%         1.25%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Growth and Income Portfolio
   (Class S) (3) (6)                                     0.66%        0.25%       0.01%        0.92%        0.00%         0.92%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Real Estate Portfolio (Class S) (3)      0.66%        0.25%       0.00%        0.91%        0.00%         0.91%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Wells Fargo Mid Cap Disciplined Portfolio
   (Class S) (3) (6)                                     0.66%        0.25%       0.01%        0.92%        0.00%         0.92%
 ----------------------------------------------------------------------------------------------------------------------------------


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                                                                                           TOTAL FUND                  NET FUND
                                                                 DISTRIBUTION                ANNUAL                     ANNUAL
                                                                    AND/OR                  EXPENSES       TOTAL       EXPENSES
                                                     INVESTMENT     SERVICE                  WITHOUT      WAIVERS        AFTER
                                                      ADVISORY      (12B-1)      OTHER     WAIVERS OR        OR       WAIVERS OR
 FUND NAME                                              FEES         FEES       EXPENSES   REDUCTIONS    REDUCTIONS   REDUCTIONS
 ----------------------------------------------------------------------------------------------------------------------------------
 ING PARTNERS, INC.
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Baron Small Cap Growth Portfolio
   (Service Class) (14)                                  0.85%        0.25%       0.40%        1.50%        0.05%         1.45%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Fundamental Research Portfolio (Service Class)      0.60%        0.25%       0.20%        1.05%        0.00%         1.05%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING JPMorgan Fleming International Portfolio
   (Service Class)                                       0.80%        0.25%       0.20%        1.25%        0.00%         1.25%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Oppenheimer Global Portfolio (Service Class)
   (15)                                                  0.60%        0.25%       0.06%        0.91%        0.00%         0.91%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Salomon Brothers Aggressive Growth Portfolio
   (Service Class)                                       0.69%        0.25%       0.13%        1.07%        0.00%         1.07%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING UBS U.S. Large Cap Equity Portfolio
   (Service Class)                                       0.70%        0.25%       0.15%        1.10%        0.00%         1.10%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Comstock Portfolio (Service Class)
   (14)                                                  0.60%        0.25%       0.35%        1.20%        0.07%         1.13%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Equity and Income Portfolio
   (Service Class) (15)                                  0.55%        0.25%       0.02%        0.82%        0.00%         0.82%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING VARIABLE INSURANCE TRUST
 ----------------------------------------------------------------------------------------------------------------------------------
 ING VP Global Equity Dividend Portfolio (16) (17)       1.00%        0.00%       0.20%        1.20%       (0.03%)        1.23%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING VARIABLE PORTFOLIOS, INC.
 ----------------------------------------------------------------------------------------------------------------------------------
 ING VP Index Plus LargeCap Portfolio (Class S)
   (18) (19)                                             0.35%        0.25%       0.09%        0.69%        0.00%         0.69%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING VP Index Plus MidCap Portfolio (Class S)
   (18) (19)                                             0.40%        0.25%       0.09%        0.74%        0.00%         0.74%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING VP Index Plus SmallCap Portfolio (Class S)
   (18) (19)                                             0.40%        0.25%       0.09%        0.74%        0.00%         0.74%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING VARIABLE PRODUCTS TRUST
 ----------------------------------------------------------------------------------------------------------------------------------
 ING VP Financial Services Portfolio
   (Service Class S) (20) (21)                           0.75%        0.25%       0.25%        1.25%        0.20%         1.05%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING VP SmallCap Opportunities Portfolio
   (Service Class S) (20) (21)                           0.75%        0.25%       0.19%        1.19%        0.09%         1.10%
 ----------------------------------------------------------------------------------------------------------------------------------
 ING VP INTERMEDIATE BOND PORTFOLIO
 ----------------------------------------------------------------------------------------------------------------------------------
 ING VP Intermediate Bond Portfolio (Class S) (20)       0.40%        0.25%       0.08%        0.73%        0.00%         0.73%
 ----------------------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 ----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Leisure Fund (Series I) (22)                   0.75%        0.00%       0.59%        1.34%        0.04%         1.30%
 ----------------------------------------------------------------------------------------------------------------------------------
 FIDELITY VARIABLE INSURANCE
 PRODUCTS PORTFOLIO
 ----------------------------------------------------------------------------------------------------------------------------------
 Fidelity(R) VIP Contrafund Portfolio (Service Class
   2)                                                    0.57%        0.25%       0.11%        0.93%        0.00%         0.93%
 ----------------------------------------------------------------------------------------------------------------------------------
 Fidelity(R) VIP Equity-Income Portfolio (Service
   Class 2)                                              0.47%        0.25%       0.11%        0.83%        0.00%         0.83%
 ----------------------------------------------------------------------------------------------------------------------------------
 LIBERTY VARIABLE INSURANCE TRUST
 ----------------------------------------------------------------------------------------------------------------------------------
 Colonial Small Cap Value Fund (Class B)                 0.80%        0.25%       0.17%        1.22%        0.00%         1.22%
 ----------------------------------------------------------------------------------------------------------------------------------
 PROFUNDS VP
 ----------------------------------------------------------------------------------------------------------------------------------
 ProFund VP Bull                                         0.75%        0.25%       0.78%        1.78%        0.00%         1.78%
 ----------------------------------------------------------------------------------------------------------------------------------
 ProFund VP Europe 30                                    0.75%        0.25%       0.61%        1.61%        0.00%         1.61%
 ----------------------------------------------------------------------------------------------------------------------------------
 ProFund Rising Rates Opportunity                        0.75%        0.25%       0.78%        1.78%        0.00%         1.78%
 ----------------------------------------------------------------------------------------------------------------------------------
 ProFund VP Small-Cap                                    0.75%        0.25%       0.75%        1.75%        0.00%         1.75%
 ----------------------------------------------------------------------------------------------------------------------------------

Footnotes to the "Fund Expense Table"

----------
(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

(2) In the case of fund companies affiliated with the Company, where the Company or an affiliated investment adviser employs subadvisers to manage the funds, no payments are made to the Company or the affiliated investment adviser by the subadvisers. However, the investment management fee shown in the table is apportioned between the Company or other affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser, including the Company. This apportionment of the investment advisory fee does not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

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(3) The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI) as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Effective March 1, 2004, the management fee structure for ING JPMorgan Emerging Markets Equity Portfolio was revised. Effective January 1, 2005, the management fee structure for ING Capital Guardian Managed Global Portfolio was revised. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.

(3a) The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are based on estimated amounts for the current fiscal year as they had not had a full year of operations as of December 31, 2004. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.

(4) This table shows the estimated operating expenses for the Portfolios as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year. This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund (Class 2 shares of American Funds Insurance Series(R) - Growth Fund, Growth-Income Fund, and International Fund.) Each Master Fund pays Capital Research Management Company (CRMC), the investment adviser to the Master Funds, a management fee for advisory expenses at current asset levels of the Master Funds of 0.35%, 0.53% and 0.28%, respectively. Pursuant to its investment management agreement with the Trust, ING Investments, LLC may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.35%, 0.29% and 0.54% of average daily net assets for the ING American Funds Growth Portfolio, the ING American Funds Growth-Income Portfolio, and the ING American Funds International Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments, LLC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company. CRMC has voluntarily agreed to waive a portion of its management fee. Including this waiver, the Total Fund Annual Operating Expenses for the ING American Funds Growth Portfolio, the ING American Funds Growth-Income Portfolio, and the ING American Funds International Portfolio would have been 1.13%, 1.08%, and 1.36%, respectively. This arrangement may be discontinued by CRMC at any time.

(5) Shares of each Portfolio are subject to a Rule 12b-1 fee at an annual rate of 0.50% of average daily net assets payable to Directed Services, Inc. In addition, Class 2 shares of each of the Master Funds pay 0.25% of average net assets annually pursuant to a Plan of Distribution or 12b-1 plan. Shareholders of the Class 2 shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING American Funds Growth Portfolio, ING American Funds Growth-Income Portfolio, and ING American Funds International Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Funds Services, LLC does not charge an administration fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.


(6) A portion of the brokerage commissions that the ING AIM Mid Cap Growth, ING Alliance Mid Cap Growth, ING Capital Guardian Managed Global, ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING Eagle Asset Capital Appreciation, ING Janus Contrarian, ING Wells Fargo Mid Cap Disciplined Portfolio, ING JPMorgan Small Cap Equity, ING Legg Mason Value, ING Marsico Growth, ING MFS Mid Cap Growth, ING MFS Total Return, ING Oppenheimer Main Street, ING Salomon Brothers All Cap, ING T. Rowe Price Capital Appreciation, ING T. Rowe Price Equity Income and ING Van Kampen Growth and Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS Voluntary Management fee waiver the Total Annual Fund Operating Expenses for each Portfolio for the year ended December 31, 2004 would have been 0.87%, 0.97%, 1.26%, 0.91%, 0.99%, 0.91%, 1.05%, 0.88%, 1.12%, 1.06%, 1.00%,
      0.87%, 0.88%, 0.86%, 0.97%, 0.90%, 0.91%, and 0.90%, respectively. This arrangement may be discontinued at any time.


(7) The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are estimated as they had not commenced operations as of December 31, 2004. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for this Portfolio. Other Expenses for each Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

(8) Directed Services, Inc. (DSI), the adviser, has entered into a written expense limitation agreement with respect to these Portfolios under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. Further, regarding ING Goldman Sachs TollkeeperSM Portfolio, DSI has voluntarily agreed to waive its rights to recoupment for the period from January 1, 2005 through December 31, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.


(9) Directed Services, Inc. (DSI), the adviser, has contractually agreed to waive a portion of the management fee for the Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for each Portfolio would equal 0.00% for ING Capital Guardian U.S. Equities Portfolio; 0.03% for ING JPMorgan Small Cap Equity Portfolio; 0.05% for ING Mercury Large Cap Value Portfolio (Class S); 0.05% for ING Mercury Large Cap Growth Portfolio; and 0.02% for ING UBS U.S. Allocation Portfolio. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.


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(10) The table reflects the net operating expenses paid directly and indirectly by each Portfolio. Shareholders in each Portfolio indirectly bear the proportionate expenses of the Service Class shares of the Underlying Funds. Because a weighted average is used in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. For information regarding expenses of the Underlying Funds, see the Fund's prospectus. Other Expenses are estimated for each Portfolio's current fiscal year.

(11) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the LifeStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(12) Directed Services, Inc. (DSI) has voluntarily agreed to waive a portion of its management fee for ING MFS Mid Cap Growth Portfolio. Including this waiver, the Net Annual Fund Operating Expenses for the Portfolio for the year ended December 31, 2004, would have been 0.87%. This arrangement may be discontinued by DSI at any time.

(13) The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are estimated as they had not commenced operations as of December 31, 2004. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses. Other Expenses for each Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

(14) The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for ING American Century Small Cap Value, ING Baron Small Cap Growth, and ING Van Kampen Comstock Portfolios so that the Net Annual Fund Operating Expenses for these Portfolios shall not exceed 1.55%, 1.45%, and 1.13%, respectively, through May 1, 2006. Without this waiver, the Net Annual Fund Operating Expenses would be 1.65% for ING American Century Small Cap Value, 1.50% for ING Baron Small Cap Growth and 1.20% for ING Van Kampen Comstock Portfolios.

(15) Effective December 1, 2004, Management (Advisory) Fees were restated to reflect a decrease from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio. Effective December 1, 2004, the administrative fees (included in Other Expenses) were restated to reflect an increase/decrease as follows: from 0.20% to 0.02% for ING Van Kampen Equity and Income Portfolio and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

(16) The amounts shown are the estimated operating expenses for shares of the Portfolio as a ratio of expenses to average daily net assets. These estimates are based on the Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and a fee waiver to which ING Investments, LLC, the investment adviser to the Portfolio, has agreed for the Portfolio.

(17) ING Investments, LLC has entered into a written expense limitation agreement with the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments are shown as negative numbers. The expense limit for the Portfolio is shown as Net Annual Fund Operating Expenses. The expense limit will continue through at least May 1, 2006. In addition, effective January 1, 2005, pursuant to a side agreement which is not reflected in the fund expense table, ING Investments, LLC has lowered the expense limit for the Portfolio to 1.15% through at least December 31, 2005. There is no guarantee that this side agreement will continue after that date. Any fees waived pursuant to the side agreement shall not be eligible for recoupment. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(18) The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio. ING Funds Services, LLC receives an annual administrative fee (included in Other Expenses) equal to 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

(19) ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments are shown as negative numbers under Fees and Expenses Waived or Reimbursed. The expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(20) For the ING VP Financial Services Portfolio, which has not had a full year of operations, expenses are based on estimated amounts for the current fiscal year. In each case, the estimated operating expenses for the Class S shares are based on a ratio of expenses to average daily net assets. For all other Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser, has agreed for each Portfolio for the current fiscal year.

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(21) ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of each Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. The amount of expenses proposed to be waived during the current fiscal year by ING Investments, LLC for ING VP Financial Services Portfolio is shown under the heading Fees and Expenses Waived or Reimbursed. For the Portfolio, the expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(22) The Fund's advisor and/or distributor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items as discussed in the fund's prospectus) of Series II shares to 1.45% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. The expense limitation agreements are in effect through April 30, 2006. Please refer to the fund's prospectus for more detailed information.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the above table or in the example below.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.


The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.03% of assets. The example also assumes you elected the Minimum Guaranteed Income Benefit Rider.


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


      --------------------------------------------------------------------------
      If you surrender or annuitize your contract at the end of the applicable time period:
      --------------------------------------------------------------------------
            1 year            3 years           5 years           10 years
             $558             $1,665            $2,758            $5,435
      --------------------------------------------------------------------------




Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

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CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A - Condensed Financial Information. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

THE NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

      1) We take the net asset value of the subaccount at the end of each business day.

      2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

      3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

      4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owner's performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1-, 5- and 10-year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming the selection of the Max 7 Enhanced Death Benefit and the MGIB optional benefit rider. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSETS SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

                                       8
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We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS

The statement of assets and liabilities of Separate Account B as of December 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information. The consolidated financial statements and schedules of ING USA Annuity and Life Insurance Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 are included in the Statement of Additional Information.

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ING USA ANNUITY AND LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ING USA Annuity and Life Insurance Company ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. ING USA's consolidated financial statements appear in the Statement of Additional Information.

Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management Co., portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

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ING USA SEPARATE ACCOUNT B
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ING USA Separate Account B ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

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THE TRUSTS AND FUNDS
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YOU WILL FIND INFORMATION ABOUT THE TRUSTS AND FUNDS CURRENTLY AVAILABLE UNDER YOUR CONTRACT IN APPENDIX B - THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See "Trust and Fund Expenses". Also, you should discuss with your registered representative whether the LifeStyle Funds are appropriate for you, particularly if you are a conservative investor.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

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RESTRICTED FUNDS
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We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceeds the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

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COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS
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For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

      1)    Covered Funds;

      2)    Special Funds; and

      3)    Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. Please see Appendix E for examples.

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CHARGES AND FEES
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We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE

We deduct the following charges from your contract value:

      NO SURRENDER CHARGE. We do not deduct any surrender charges for withdrawals.

      PREMIUM TAXES. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value (or from the MGIB Benefit Base, if exercised) on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract or on the annuity start date.

      ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $40 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more, or under other conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

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      TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

      REDEMPTION FEES. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

      MORTALITY AND EXPENSE RISK CHARGE. The amount of the mortality and expense risk charge depends on the death benefit you have elected. The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each subaccount. The mortality and expense risk charge compensates the Company for death benefit and annuitization risks and the risk that expense charges will not cover actual expenses. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

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                                  QUARTERLY RATCHET             MAX 7
              STANDARD                 ENHANCED                ENHANCED
           DEATH BENEFIT            DEATH BENEFIT           DEATH BENEFIT
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                      Annual                  Annual                  Annual
                      Charge                  Charge                 Charge
                    Expressed               Expressed               Expressed
        Annual      as Daily     Annual      as Daily    Annual      as Daily
        Charge        Rate       Charge        Rate      Charge       Rate

         1.65%      0.004558%     1.90%     0.005255%     2.20%     0.006095%
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      ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

      EARNINGS MULTIPLIER BENEFIT CHARGE. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.08% (0.30% annually). For a description of the rider, see "Earnings Multiplier Benefit Rider."

      OPTIONAL RIDER CHARGES. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of two optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

      MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The charge for the MGIB rider is as follows:

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      AS AN ANNUAL CHARGE                     AS A QUARTERLY CHARGE
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      0.75% of the MGIB Benefit Base          0.19% of the MGIB Benefit Base
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Please see "Optional Riders-Minimum Guaranteed Income Benefit" for a description of the MGIB Benefit Base and the MGIB Rate.


      ING LIFEPAY MINIMUM GUARANTEED WITHDRAWAL BENEFIT (ING LIFEPAY). The annual charge for the ING LifePay rider is 0.50% (0.12% quarterly) of the contract value. The charge is deducted from the contract value in the subaccounts on each quarterly contract anniversary date, in arrears. We will deduct charges during the period starting on the rider date and up to your rider's Lifetime Automatic Periodic Benefit ("LAPB") Status. LAPB Status will occur if your contract value is reduced to zero and other conditions are met. Please see "ING LifePay Minimum Guaranteed Withdrawal Benefit Rider- Lifetime Automatic Periodic Benefit Status" later in this prospectus. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate immediately prior to the surrender or annuitization.


TRUST AND FUND EXPENSES

As shown in the Fund Expense Table, each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. FOR A MORE COMPLETE DESCRIPTION OF THE FUNDS' FEES AND EXPENSES, REVIEW EACH FUND'S PROSPECTUS.

The Company, or its U.S. affiliates, receives from each of the funds or the funds' affiliates varying levels and types of revenue with respect to each of the funds available through the Contract. In terms of total dollar amounts received, the greatest amount of revenue comes from assets allocated to funds managed by ING Investments, LLC or other Company affiliates, which funds may or may not also be sub-advised by another Company affiliate. Assets allocated to funds managed by a Company affiliate, Directed Services, Inc., for example, but which are sub-advised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue.

TYPES OF REVENUE RECEIVED FROM AFFILIATED FUNDS

Affiliated funds are (a) funds managed by ING Investments, LLC or other Company affiliates, which may or may not also be sub-advised by a Company affiliate; and
(b) funds managed by a Company affiliate but which are sub-advised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:

      o Service fees that are deducted from fund assets and included within the "Other Expenses" column of the Fund Expense Table contained in this prospectus.

      o For certain share classes, the Company may also receive compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "Distribution and/or Service (12b-1) Fees" column of the Fund Expense Table.

      o Additionally, the Company receives other revenues from affiliated funds and/or their affiliates which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the management fees shown in the Fund Expense Table. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds sub-advised by unaffiliated third parties, once the sub-adviser has been paid, the adviser may share a portion of the remaining management fee with the Company. Because sub-advisory fees vary by sub-adviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

TYPES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS

Revenues received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

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Revenues received by the Company from unaffiliated funds include:

      o For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund Expense Table.

      o We may also receive additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the Contract. These additional payments are not disclosed in the Fund Expense Table. These additional payments may be used by us to finance distribution of the Contract.

The following table shows the unaffiliated fund families which have funds currently offered through the Contract, ranked according to total dollar amounts they paid to the Company or its affiliates in 2004:

      Fidelity Variable Insurance Products Portfolio
      ProFunds VP
      AIM Variable Insurance Funds
      Liberty Variable Insurance Trust

If the revenues received from affiliated funds were included in the table above, payments to the Company or its affiliates by ING Investments, LLC and other Company affiliates would be at the top of the list.

Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds." Funds offered in a Master Feeder structure (such as the American Funds) or fund of funds structure (such as LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The Fund Expense Table included in "Fees and Expenses" reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the Fund Expense Table. See "Fees and Expenses -- Trust or Fund Expenses."

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THE ANNUITY CONTRACT
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The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account I prospectus for more information on the Fixed Account. If you have any questions concerning this Contract, contact your registered representative or call our Customer Service Center at 1-800-366-0066.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

CONTRACT OWNER

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners. In the event a selected death benefit is not available, the Standard Death Benefit will apply.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See "Joint Owner" below.

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If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.

      JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an Enhanced Death Benefit, and you add a joint owner after issue, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner after issue. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if the contract owner is not an individual.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

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If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

      CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. Please date your requests. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT

We will issue a Contract only if both the annuitant and the contract owner are age 90 or younger. The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the free look period and up to the contract anniversary after your 85th birthday. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. The Contract may not be available to all ages through all broker dealers.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets.

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YOU SHOULD NOT BUY THIS CONTRACT: (I) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (II) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR
(III) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND/OR THE EARNINGS MULTIPLIER BENEFIT RIDER AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS -- INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

      1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

      2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

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In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $500, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements. Please be advised that with regard to withdrawal requests, the risk of a fraudulent transaction is increased by the use of a facsimile withdrawal request form, even if appropriate identifying information is provided.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

      CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

      CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

      1) We take the contract value in the subaccount at the end of the preceding business day.

      2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

      3)    We add (1) and (2).

      4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

      5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See Appendix C and the Fixed Account I prospectus for a description of the calculation of the surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

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      SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE

You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We will provide you with written notice before we make these changes.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act;
(ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

THE FIXED ACCOUNT

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account I prospectus for more information.

OPTIONAL RIDERS

Subject to state availability, you may elect one of the two optional benefit riders discussed below. YOU MAY ADD ONLY ONE OF THESE TWO RIDERS TO YOUR CONTRACT. EACH RIDER HAS A SEPARATE CHARGE. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE YOU SELECT ONE. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066.

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RIDER DATE. The rider date is the date the optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

NO CANCELLATION. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION. The optional riders are "living benefits," which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

      o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

      o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

MINIMUM GUARANTEED INCOME BENEFIT RIDER (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit.

The charge we deduct under the MGIB Rider is 0.75% of the MGIB Benefit Base. The calculation of the MGIB Benefit Base is described in "Determining the MGIB Annuity Income", below.

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

      1) your annuity income based on your contract value on the MGIB Date adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account I prospectus) applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

      2) your annuity income based on your contract value on the MGIB Date adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account I prospectus) applied to the then-current income factors in effect for the annuity option you selected; or

      3) the MGIB annuity income based on your MGIB Benefit Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account I prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract. Although the minimum income provided under the rider can be determined in advance, the contract value in the future is unknown, so the income provided under a contract with the MGIB rider attached may be greater or less than the income that would be provided under the Contract without the rider. Generally, the income calculated under the rider will be greater than the income provided under the Contract whenever the MGIB Benefit Base (greater of the Rollup and Ratchet Bases) is sufficiently in excess of the contract value to offset the additional conservatism reflected in the rider's income factors compared to those in the Contract. The income factors in the MGIB rider generally reflect a lower interest rate and more conservative mortality than the income factors in the Contract. The degree of relative excess that the income factors require to produce more income will vary for each individual circumstance. If the contract value exceeds the MGIB Benefit Base at time of annuitization, the Contract will always produce greater income than the rider. Please see Appendix F -- Examples of Minimum Guaranteed Income Benefit Calculation.

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The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) if applicable, and subsequently allocated eligible premiums, withdrawals and transfers. Contract value (not eligible premium) is used as the initial value if the rider is added after the contract date. The following investment options are designated as Special Funds for purposes of calculating the MGIB Benefit Base: the ING Liquid Assets Portfolio, the ING PIMCO Core Bond Portfolio, ING VP Intermediate Bond Portfolio, TSA Special Fixed Account, the Fixed Account, the Fixed Interest Division and the ProFunds VP Rising Rates Opportunity Portfolio. Please see "The Trust and Funds -- Covered Funds and Special Funds." No investment options are currently designated as Excluded Funds.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

      DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Date, we calculate your MGIB annuity income as follows:

      1) WE FIRST DETERMINE YOUR MGIB BENEFIT BASE: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

            A)    CALCULATION OF MGIB ROLLUP BASE

                  The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

                  (a)   is the MGIB Rollup Base for Covered Funds;
                  (b)   is the MGIB Rollup Base for Special Funds; and
                  (c)   is the contract value of Excluded Funds.

                  The Maximum MGIB Base applicable to the MGIB Rollup Base is 300% of eligible premiums adjusted pro-rata for withdrawals. This means that the Maximum MGIB Base is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. The Maximum MGIB Base is not allocated by Fund category.

                  THE MGIB ROLLUP BASE ALLOCATED TO COVERED FUNDS equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Base. The MGIB Rollup Base accumulates at 0% thereafter. The MGIB Rate is currently 7%. The MGIB Rate is an annual effective rate. We may, at our discretion, discontinue offering this rate. The MGIB Rate will not change for those contracts that have already purchased the MGIB rider.

                  THE MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. The MGIB Rate does not apply to the MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base allocated to Special Funds does not accumulate.

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                  THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT INCLUDED IN THE MGIB ROLLUP BASE USED TO DETERMINE BENEFITS.

                  Eligible premiums are those added more than 5 years before the earliest MGIB Date. This means that, generally, premiums must be paid within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums paid after that are excluded from the MGIB Rollup Base.

                  Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. This means that the MGIB Rollup Base for Covered Funds, Special Funds or Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to Covered Funds, Special Funds or Excluded Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of a withdrawal, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the withdrawal).

                  Because the MGIB Rollup Base is tracked separately for Covered, Special and Excluded Funds, when you make transfers between Covered, Special Funds and Excluded Funds, there is an impact on the MGIB Rollup Base. Net transfers between Covered Funds and Special Funds will reduce the MGIB Rollup Base allocated to Covered Funds or Special Funds, as applicable, on a pro-rata basis. This means that the MGIB Rollup Base allocated to Covered Funds or Special Funds will be reduced by the same percentage as the transfer bears to the contract value allocated to Covered Funds or Special Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of the transfer, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the transfer). The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds. Transfers from Special Funds to Covered Funds are treated in the same way.

                  Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the contract value transferred and the reduction in the MGIB Rollup Base allocated to Excluded Funds.

            B)    CALCULATION OF MGIB RATCHET BENEFIT BASE

                  The MGIB Ratchet Benefit Base is equal to the sum of (a) and
                  (b) where:

                  (a) is the MGIB Ratchet Base for Covered Funds and Special Funds; and
                  (b)   is the contract value for Excluded Funds.

                  THE MGIB RATCHET BASE FOR COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS equals:

                  o on the rider date, eligible premiums or the contract value, (if the rider is added after the contract date), allocated to Covered Funds, Special Funds and Excluded Funds;

                  o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds is set equal to the greater of :

                        1) the current contract value allocated to Covered Funds, Special Funds and Excluded Funds (after any deductions occurring on that date); and

                        2) the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds, Special Funds or Excluded Funds and transfers.

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                  o at other times, the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds, Special Funds or Excluded Funds and transfers.

                  THE MGIB RATCHET BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT INCLUDED IN THE MGIB RATCHET BENEFIT BASE USED TO DETERMINE BENEFITS.

                  A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

      2) THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.

      MGIB INCOME OPTIONS

      The following are the MGIB Income Options available under the MGIB Rider:

      (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain.

      (ii)  Income for 20-30 year certain.

      (iii) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Date.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The contract value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The exercise of this partial annuitization of the MGIB Benefit Base does not affect your right to annuitize under the Contract without regard to the rider. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

PLEASE NOTE THAT IF YOU ELECT PARTIAL ANNUITIZATION, INCOME PAYMENTS RECEIVED WILL BE TAXED AS WITHDRAWALS. PLEASE CONSULT YOUR TAX ADVISER BEFORE MAKING THIS ELECTION, AS THE TAXATION OF PARTIAL ANNUITIZATION IS UNCERTAIN.

      PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten-year waiting period before you can annuitize under the MGIB rider.

      THE MGIB DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

      NO CHANGE OF ANNUITANT. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Benefit Base is unaffected and continues to accumulate.

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      NOTIFICATION. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN A MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.


ING LIFEPAY MINIMUM GUARANTEED WITHDRAWAL BENEFIT ("ING LIFEPAY") RIDER. The ING LifePay rider is an optional benefit which guarantees that if your contract value is reduced to zero by a withdrawal equal to or less than the Maximum Annual Withdrawal ("MAW"), we will pay an amount equal to the MAW annually until the death of the annuitant.

      LIFETIME GUARANTEED WITHDRAWAL STATUS. This status continues until the earliest of:

      1)    the annuity commencement date;

      2) reduction of the contract value to zero by a withdrawal in excess of the MAW (see "Automatic Periodic Benefit Status" below);

      3) reduction of the contract value to zero by a withdrawal less than or equal to the MAW;

      4)    the surrender or annuitization of the Contract; or

      5)    the death of the owner, or first owner, in the case of joint owners.

In order to elect the ING LifePay rider, the annuitant must be the owner or one of the owners. The only exception is if the owner is a non-natural owner. The minimum issue age is 50 and the maximum issue age is 80. The applicable age is the age of the owner (if there are joint owners or the owner is non-natural, the annuitant) on the contract anniversary on which the rider is effective.

The ING LifePay Withdrawal Benefit rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the rider. The Growth Phase ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date of the first withdrawal or the annuity commencement date, whichever occurs first.

The ING LifePay Base (referred to as the "MGWB Base" in the Contract) is used to determine the MAW,

      1) If you purchased the ING LifePay rider on the contract date: the initial ING LifePay Base is equal to the initial premium.

      2) If you purchased the ING LifePay rider after the contract date: the initial ING LifePay Base is equal to the contract value on the effective date of the rider.

The ING LifePay Base is increased dollar-for-dollar by any additional eligible premiums. Eligible premiums are premiums received during the Growth Phase. The ING LifePay Base is also increased to equal the contract value, if the contract value is greater, on each contract quarterly anniversary after the effective date of the rider and during the Growth Phase.

Any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING LifePay Base or the MAW. However, premiums received during the Withdrawal Phase increase the contract value used to determine the reset MAW if you choose to reset the ING LifePay rider (see "ING LifePay Reset Option", below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

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      DETERMINATION OF THE MAW. The MAW is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of the contract value and the ING LifePay Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after the MAW is determined. The MAW percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

      --------------------------------------------------------------------------
                 Annuitant Age                               MAW %
      --------------------------------------------------------------------------
                     50-59                                    4%
      --------------------------------------------------------------------------
                     60-75                                    5%
      --------------------------------------------------------------------------
                     76-80                                    6%
      --------------------------------------------------------------------------
                      81+                                     7%
      --------------------------------------------------------------------------

Once determined, the MAW percentage never changes for the Contract, except as provided for spousal continuation. See "Continuation After Death- Spouse" below.

If the rider is in Lifetime Guaranteed Withdrawal Status, and the annuity commencement date is reached, the rider will enter the Withdrawal Phase and will be annuitized. If a lifetime only annuitization option is elected, we will pay the greater of the annuity payout from the Contract and annual payments equal to the MAW.

To maintain Lifetime Guaranteed Withdrawal Status, withdrawals in any contract year may not exceed the MAW. If withdrawals in any contract year exceed the MAW, the MAW will be reduced on a pro-rata basis. This means that the MAW will be reduced by the same proportion that the withdrawal in excess of the MAW is of the contract value determined: 1) after the withdrawal for the amount withdrawn up to the MAW; and 2) without regard to the excess withdrawal.

Whenever a withdrawal is made, the total withdrawals taken in a contract year are compared with the current MAW. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current MAW, that withdrawal is considered excess. For purposes of determining whether the MAW has been exceeded, any applicable Market Value Adjustment or surrender charges will not be applied to the withdrawal. However, for purposes of determining the MAW reduction after an excess withdrawal, any surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal.

      REQUIRED MINIMUM DISTRIBUTIONS. Withdrawals taken from this Contract to satisfy the Required Minimum Distribution rules of the Internal Revenue Code of 1986, as amended ("RMD"), that exceed the MAW for a specific contract year, will not be deemed excess withdrawals in that contract year, subject to the following rules:

      1. If your RMD for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the MAW on that date, an Additional Withdrawal Amount will be set equal to that portion of the RMD that exceeds the MAW.

      2. You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal.

      3. Any withdrawals taken in a Contract Year will count first against the MAW for that contract year.

      4. Once the MAW for the then current contract year has been taken, additional amounts withdrawn in excess of the MAW, other than RMD's will count against and reduce any Additional Withdrawal Amount.

      5. Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the MAW on a pro-rata basis, as described above.

      6. The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset on January 31 of the following calendar year.

      7. If the Contract is still in the Growth Phase on January 31, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be set equal to the excess, if any, of the RMD for that year over the MAW on the date of the withdrawal.

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      INVESTMENT ADVISORY FEES. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of this contract's values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Base on a pro-rata basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

      ING LIFEPAY RESET OPTION. Beginning one year after the Withdrawal Phase begins, you may choose to reset the ING LifePay rider, if the MAW percentage times the contract value would be greater than your current MAW. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the "Reset Effective Date"), the MAW will increase to be equal to the MAW percentage times the contract value on the Reset Effective Date.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new MAW on the date the request is received would be less than your current MAW.

If the reset option is exercised, the charge for the ING LifePay rider will be equal to the charge then in effect for the rider but will not exceed the maximum annual charge of 1.20%. However, we guarantee that the rider charge will not increase for resets exercised within the first five contract years.

      INVESTMENT OPTION RESTRICTIONS. While the ING LifePay rider is in effect, there are limits on the portfolios to which your contract value may be allocated. To the extent your contract value is not allocated to Accepted Funds, your allocations will be rebalanced to maintain at least 20% of such contract value in Fixed Allocation Funds. See "Fixed Allocation Fund Automatic Rebalancing (`FAFAR')" below. ACCEPTED FUNDS. The Accepted Funds are as follows:
ING LifeStyle Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio, ING LifeStyle Growth Portfolio, ING Liquid Assets Portfolio and Fixed Account II. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

      NON-ACCEPTED FUNDS. Any portfolios not designated as Accepted Funds are classified as Non-Accepted Funds, including Fixed Allocation Funds.

      FIXED ALLOCATION FUNDS. The Fixed Allocation Fund is the ING VP Intermediate Bond Fund. While the rider is in effect, any allocation of contract value to a Fixed Allocation Fund will be considered a Covered Fund allocation for purposes of calculating any applicable death benefit guaranteed under the Contract. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

      OTHER FUNDS. All portfolios available under the Contract that are not Accepted Funds or Fixed Allocation Funds are considered Other Funds.

      FIXED ALLOCATION FUND AUTOMATIC REBALANCING ("FAFAR"). If the contract value in Fixed Allocation Funds is less than 20% of the total contract value in Non-Accepted Funds on any ING LifePay Rebalancing Date, we will automatically rebalance the contract value allocated to Non-Accepted Funds to restore the required allocation. Accepted Funds are excluded from FAFAR. Any rebalancing is done on a pro-rata basis among the Non-Accepted Funds and will be the last transaction processed on that date. The ING LifePay Rebalancing Dates occur on each contract anniversary and after the following transactions:

      1.    receipt of additional premiums;

      2. transfer or reallocation among Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;

      3.    withdrawals from a Fixed Allocation Fund or Other Fund.

FAFAR is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to not be in accordance with the investment option restrictions, FAFAR will occur immediately after that to restore the required allocations.

      LIFETIME AUTOMATIC PERIODIC BENEFIT ("LAPB") STATUS. If the contract value is reduced to zero (other than by a withdrawal in excess of the MAW), while the rider is in Lifetime Guaranteed Withdrawal Status, the status of the rider changes to LAPB Status and you are entitled to receive periodic payments in an annual amount equal to the MAW. If the contract value is reduced to zero by a withdrawal in excess of the MAW, the Contract and the rider will terminate due to the pro-rata reduction described above.

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When the rider enters LAPB Status,

      1) the Contract will provide no further benefits other than as provided in the ING LifePay rider;

      2)    no further premium payments will be accepted;

      3) any other riders attached to the Contract will terminate, unless otherwise specified in the rider.

During LAPB Status, we will pay you periodic payments equal to the MAW. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in LAPB Status until it terminates without value upon the annuitant's death.

The periodic payments will begin on the last day of the first full contract year following the date the rider enters LAPB Status and will continue to be paid annually thereafter. If, at the time the rider enters LAPB Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual MAW. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

      DEATH OF OWNER OR ANNUITANT. The ING Life Pay rider and charges terminate on the earlier of:

      1) if the rider is in Lifetime Guaranteed Withdrawal status, the date of receipt of due proof of death ("claim date") of the owner or first owner, in the case of joint owners, or the annuitant if there is a non-natural owner;

      2) date of notification of death of the annuitant if the rider is in LAPB status.

Under 1), above, the rider terminates on the death of the first owner, even if the owner is not the annuitant. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses.

      CONTINUATION AFTER DEATH -- SPOUSE. If the surviving spouse of the deceased owner continues the contract (see, "Death Benefit Choices- Continuation After Death- Spouse"), this rider will also continue, provided the following conditions are met:

      1) The spouse is at least 50 old years on the date the Contract is continued; and

      2)    The spouse becomes the annuitant and sole owner.

If the rider is in the Growth Phase at the time of spousal continuation, and no withdrawal is made prior to the Contract anniversary following the date the Contract is continued:

      1)    The rider will continue in the Growth Phase;

      2) On the date the rider is continued, the ING LifePay Base will be reset to equal the then current contract value;

      3) The ING LifePay charges will restart and be the same as were in effect prior to the claim date; and

      4) The MAW percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse's age on that date.

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If the rider is in the Withdrawal Phase at the time of spousal continuation, or if a withdrawal is made prior to the Contract anniversary following the date the Contract is continued:

      1)    The rider will continue in the Withdrawal Phase;

      2) On the Contract anniversary following the date the rider is continued, the MAW is recalculated by multiplying the applicable MAW percentage in a, or b. below by the then current contract value:

            a. If the spouse had been the annuitant before the owner's death, the original MAW percentage will be used; or

            b. If the spouse had not been the annuitant before the owner's death, the MAW percentage will be redetermined based on the spouse's age on the Contract anniversary.

      3) The rider charges will restart on the contract anniversary following the date the rider is continued and will be the same as were in effect prior to the claim date;

The MAW is considered to be zero from the claim date to the contract anniversary after the rider is continued. Thus, any withdrawal during this period that causes the contract value to go to zero will be treated as an excess withdrawal that causes the rider to terminate.

If the spouse had been a joint owner before the owner's death, and had been and continues to be the annuitant, then the MAW does not go to zero on the claim date, and on the contract anniversary after the rider is continued, the new MAW is the greater of the MAW as calculated above and the MAW before the owner's death (adjusted for subsequent excess withdrawals).

      CHANGE OF OWNER OR ANNUITANT. Other than as provided above under "Continuation After Death- Spouse", you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

      1)    spousal continuation as described above;

      2)    change of owner from one custodian to another custodian;

      3) change of owner from a custodian for the benefit of an individual to the same individual;

      4) change of owner from an individual to a custodian for the benefit of the same individual;

      5)    collateral assignments;

      6) change in trust as owner where the individual owner and the grantor of the trust are the same individual;

      7) change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and

      8) change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

      TERMINATION OF THE RIDER. The ING LifePay rider may not be cancelled unless the Contract is surrendered or annuitized, other than as described above under "Lifetime Guaranteed Withdrawal Status" and "Death of Owner or Annuitant".

For a discussion of the charges we deduct under the ING LifePay rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the ING LifePay rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information.


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OTHER CONTRACTS

We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the Company's management personnel and certain other employees may receive a portion of their employment compensation based on the amount of Contract values allocated to investment portfolios of Trusts or Funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

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WITHDRAWALS
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Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.


If you have elected the ING LifePay rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments paid under the ING LifePay rider are not subject to surrender charges.


If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account I prospectus for more information on the application of the Market Value Adjustment.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested. There is no additional charge for this feature.

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You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the first day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

      ----------------------------------------------------------------
                                          MAXIMUM PERCENTAGE
              FREQUENCY                   OF CONTRACT VALUE
      ----------------------------------------------------------------

               Monthly                          1.25%

              Quarterly                         3.75%

              Annually                         15.00%
      ----------------------------------------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

      FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program regardless of any Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 15% of your contract value as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

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Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Internal Revenue Code (the "Code") may exceed the maximum. Such withdrawals are subject to Market Value Adjustments when they exceed the applicable maximum percentage.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the first day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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TRANSFERS AMONG YOUR INVESTMENTS
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Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS YOU MAY MAKE AND MAY OTHERWISE MODIFY OR TERMINATE TRANSFER PRIVILEGES IF REQUIRED BY OUR BUSINESS JUDGMENT OR IN ACCORDANCE WITH APPLICABLE LAW. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds may negatively impact your death benefit or rider benefits.

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If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

LIMITS IMPOSED BY UNDERLYING FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

      1.    exceeds our then-current monitoring standard for frequent trading;

      2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

      3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we will take the following actions to deter such activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of trading privileges via facsimile, telephone, email and internet, and limit trading privileges to submission by regular U.S. mail for a period of six months. At the end of that period, trading privileges will be reinstated. If there is another violation after such rights are reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

With regard to transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners, we will also take the following actions, without prior notice:
(1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

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Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify such standard, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we will take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time. There is no additional charge for this feature.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by
6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

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If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

      o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

      o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

      o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers. There is no additional charge for this feature.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in appendix B -- The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

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DEATH BENEFIT CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner, or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death." Interest earned on this account may be less than interest paid on other settlement options.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Quarterly Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. Not all death benefits are available in every state. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.


ONCE YOU CHOOSE A DEATH BENEFIT, YOU CANNOT CHANGE IT. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The ING LifePay rider may also affect the death benefit.


The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

      1)    the contract value; or

      2)    the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATER of:

      1)    the Base Death Benefit; and

      2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

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Transfers among Fund categories do not reduce the overall Standard MGDB.

      o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

      o Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The QUARTERLY RATCHET ENHANCED DEATH BENEFIT equals the greater of:

      1)    the Standard Death Benefit; and

      2) the Quarterly Ratchet Minimum Guaranteed Death Benefit ("Quarterly Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Quarterly Ratchet MGDB.

The Quarterly Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

      1) the current contract value in Covered Funds (after deductions occurring as of that date); or

      2) the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

The Quarterly Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

      1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

      2) the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last Quarterly anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

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Withdrawals reduce the Quarterly Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the Quarterly Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the Quarterly Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Quarterly Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Quarterly Ratchet MGDB in Excluded Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the Quarterly Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

The 7% SOLUTION DEATH BENEFIT ELEMENT is the greater of:

      1)    the Standard Death Benefit; and

      2)    the lesser of:

            a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

            b) the SUM OF the 7% Solution Minimum Guaranteed Death Benefit Element ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

      For Contracts issued prior to May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

      For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

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EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the "rider effective date."

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax
Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit," in this prospectus.

DEATH BENEFIT DURING THE INCOME PHASE

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date;
(ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

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CONTINUATION AFTER DEATH -- NOT A SPOUSE

If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under a non-qualified Contract which does not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

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EFFECT OF ING LIFEPAY RIDER ON DEATH BENEFIT

If you die before Lifetime Automatic Periodic Benefit Status under the ING LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner's spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse's death. Please see "ING LifePay Minimum Guaranteed Withdrawal Benefit Rider-Death or Change of Owner/Annuitant" for a description of the impact of the owner's death on the ING LifePay rider.

If you die during Lifetime Automatic Periodic Benefit Status, we will continue to pay the periodic payments that you were receiving under the ING LifePay rider to the annuitant. No other death benefit is payable. Please see "ING LifePay Minimum Guaranteed Withdrawal Benefit Rider".


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THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate.

Our approval is needed for any option where:

      1) The person named to receive payment is other than the contract owner or beneficiary;

      2)    The person named is not a natural person, such as a corporation; or

      3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE

You select the annuity start date, which is the date on which the annuity payments commence. Unless we consent, the annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

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If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

BENEFICIARY RIGHTS

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

THE ANNUITY OPTIONS

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

      OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

      OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

      OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

      OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

      1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

      2) For Option 3, no amounts are payable after both named persons have died.

      3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

FREE LOOK

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value (which may be more or less than the premium payments you paid) or, if required by your state, the original amount of your premium payment. For purposes of the refund during the free look period,
(i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

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SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT

Our affiliate, Directed Services, Inc. ("DSI"), 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products ("selling firms"). Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 3.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.40% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm's practices. Commissions and annual compensation, when combined, could exceed 3.0% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

DSI may also enter into special compensation arrangements with certain selling firms based on those firms' aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of contracts described above, DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement is not reflected in the fees and expenses listed in the Fund Expense Table in this prospectus and may take the form of:

      o     Marketing allowances;

      o Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

      o Sponsorship payments to support attendance at meetings by registered representatives who sell our products;

      o Reimbursement for the cost of attendance by registered representatives at conventions that we sponsor.

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The following is a list of the top [25] selling firms that, during 2004, received the largest dollar amounts, in the aggregate, from DSI in connection with the sale of annuity contracts, ranked by total dollars received:

      1.    UBS Financial Services Inc
      2.    Morgan Stanley Dean Witter
      3.    Linsco Private Ledger
      4.    Merrill Lynch
      5.    Citigroup Global Markets
      6.    Wachovia Securities
      7.    ING Financial Partners
      8.    Planning Corporation of America
      9.    National Planning Corporation
      10.   PrimeVest
      11.   A.G. Edwards
      12.   ING Financial Advisers, LLC
      13.   Multi-Financial Securities Corp
      14.   Financial Network Investment Corp
      15.   McDonald & Company
      16.   RBC Dain Rauscher
      17.   Mutual Service Corporation
      18.   First Financial Planners, Inc
      19.   Securities America
      20.   Investors Capital
      21.   Wells Fargo Investments, LLC
      22.   Waterstone Financial
      23.   Commonwealth Financial Network
      24.   Quick & Reilly, Inc.
      25.   NFP Securities Inc

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values.

Affiliated selling firms may include Bancnorth Investment Group, Inc. Baring Investment Services, Inc., Financial Network Investment Corporation, Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Financial Markets, LLC., ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Investment Management Services, LLC, Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sales of annuity contracts.It is important for you to know that the payment of volume-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company.

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OTHER INFORMATION
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VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

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LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

INDUSTRY DEVELOPMENTS - TRADING As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

EXPERTS

The audited consolidated financial statements and schedules of the Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, along with the statement of assets and liabilities of Separate Account B as of December 31, 2004 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, included in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon included in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

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FEDERAL TAX CONSIDERATIONS
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INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

      o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

      o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

      o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

      o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

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Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAXATION OF NON-QUALIFIED CONTRACTS

      TAXATION PRIOR TO DISTRIBUTION

      We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

            DIVERSIFICATION. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as an annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. We therefore believe that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

            INVESTOR CONTROL. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

            REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

            NON-NATURAL PERSONS. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

            DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

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      TAXATION OF DISTRIBUTIONS


            GENERAL. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the ING LifePay rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under riders to the Contract, i.e., the ING LifePay and MGIB riders, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.


In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's cost basis in the contract.

            10% PENALTY TAX. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

            o     made on or after the taxpayer reaches age 59 1/2;

            o     made on or after the death of a contract owner;

            o     attributable to the taxpayer's becoming disabled; or

            o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

            TAX-FREE EXCHANGES. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

            o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

            o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

            o     Then, from any remaining "income on the contract"; and

            o     Lastly, from any remaining "investment in the contract".

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

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            TAXATION OF ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

            DEATH BENEFITS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or
(ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

            ASSIGNMENTS AND OTHER TRANSFERS. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

            IMMEDIATE ANNUITIES. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

            MULTIPLE CONTRACTS. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

            WITHHOLDING. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding will be mandatory, however, if the distribute fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

TAXATION OF QUALIFIED CONTRACTS

      GENERAL

      The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

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You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

      DISTRIBUTIONS - GENERAL

      For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charges and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

      DIRECT ROLLOVERS

      If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to the direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

      CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

      Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

      INDIVIDUAL RETIREMENT ANNUITIES - GENERAL

      Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

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      INDIVIDUAL RETIREMENT ANNUITIES - DISTRIBUTIONS

      All distributions from a traditional IRA are taxed as received unless either one of the following is true:

      o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

      o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:

      o     Start date for distributions;

      o The time period in which all amounts in your account(s) must be distributed; and

      o     Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

      o Over your life or the joint lives of you and your designated beneficiary; or

      o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2005, your entire balance must be distributed to the designated beneficiary by December 31, 2010. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

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      o     Over the life of the designated beneficiary; or

      o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

      o December 31 of the calendar year following the calendar year of your death; or

      o December 31 of the calendar year in which you would have attained age 70 1/2.

      ROTH IRAS - GENERAL

      Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

      ROTH IRAS - DISTRIBUTIONS

      A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

      o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

      o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

      TAX SHELTERED ANNUITIES - GENERAL

      The Contracts may be used by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Code section 403(b) plans. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee's retirement. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and other specified circumstances. 403(b) plans may be subject to additional distribution and other requirements that are not incorporated into our Contract.

In addition, the Treasury proposed 403(b) regulations in November, 2004 which, if finalized, do not take effect until after 2005. These proposed regulations may not be relied upon until they become final. The proposed regulations include rules governing the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation of IRS Revenue Ruling 90-204 which would increase restrictions on a participant's right to transfer his or her 403(b) account, the imposition of withdrawal restrictions on non-salary reduction amounts, as well as other changes. As a result, no attempt is made to provide more than general information about the use of the Contracts with 403(b) plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these 403(b) plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of such plans to the extent such terms contradict the Contract. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. You should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that Contracts are purchased with proceeds from and/or contributions under 403(b) plans that qualify for the intended special federal income tax treatment.

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      TAX SHELTERED ANNUITIES - LOANS

      Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your Contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

Any outstanding loan balance impacts the following:

      o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

      o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

      o     Riders:

            - Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.


            - ING LifePay Minimum Guaranteed Withdrawal Benefit ("ING LifePay") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the ING LifePay Base or MAW as applicable. We do not recommend the ING LifePay rider if loans are contemplated.


      TAX SHELTERED ANNUITIES - DISTRIBUTIONS

      All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

      o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
            (IRA) in accordance with the Tax Code; or

      o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

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TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

ASSIGNMENTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

TAXATION OF COMPANY

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

        TABLE OF CONTENTS
        Item
        Introduction
        Description of ING USA Annuity and Life Insurance Company
        Safekeeping of Assets
        The Administrator
        Independent Registered Public Accounting Firm
        Distribution of Contracts
        Performance Information
        IRA Partial Withdrawal Option
        Other Information
        Financial Statements of ING USA Annuity and Life Insurance Company Financial Statements of Separate Account B of ING USA Annuity and Life
            Insurance Company

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

                           __________________________________________________
                           NAME

                           __________________________________________________
                           SOCIAL SECURITY NUMBER

                           __________________________________________________
                           STREET ADDRESS

                           __________________________________________________
                           CITY, STATE, ZIP


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APPENDIX A
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                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2004, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods.

                                                                              2004          2003        2002        2001       2000
                                                                              ----          ----        ----        ----       ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40%

AIM VI DENT DEMOGRAPHIC TRENDS
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.94       $7.34       $10.99      $10.00
AUV at end of period                                                        $10.58       $9.94        $7.34      $10.99
Number of accumulation units outstanding at end of period                  729,031     756,657      218,094      16,786
AIM VI FINANCIAL SERVICES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                  $10.04       $7.86        $9.37      $10.00
AUV at end of period                                                        $10.76      $10.04        $7.86       $9.37
Number of accumulation units outstanding at end of period                  703,316     803,207      584,089      28,966

AIM VI HEALTH SCIENCES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.64       $7.65       $10.27      $10.00
AUV at end of period                                                        $10.23       $9.64        $7.65      $10.27
Number of accumulation units outstanding at end of period                1,111,355   1,026,392      351,424           0

AIM VI LEISURE FUND
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.71       $8.44       $10.00
AUV at end of period                                                        $11.97      $10.71        $8.44
Number of accumulation units outstanding at end of period                  510,227     355,401       69,607
AIM VI UTILITIES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $7.38       $6.37        $8.11      $10.00
AUV at end of period                                                         $8.99       $7.38        $6.37       $8.11
Number of accumulation units outstanding at end of period                1,131,831     310,305      127,145       5,341
COLONIAL SMALL CAP VALUE
(Fund first available during November 2003)
AUV at beginning of period                                                  $13.85      $10.00
AUV at end of period                                                        $16.74      $13.85
Number of accumulation units outstanding at end of period                1,913,146     368,372

                                                                              1999        1998         1997        1996        1995
                                                                              ----        ----         ----        ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40%

AIM VI DENT DEMOGRAPHIC TRENDS
(Fund first available during November 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
AIM VI FINANCIAL SERVICES FUND
(Fund first available during November 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
AIM VI HEALTH SCIENCES FUND
(Fund first available during November 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
AIM VI LEISURE FUND
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
AIM VI UTILITIES FUND
(Fund first available during November 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
COLONIAL SMALL CAP VALUE
(Fund first available during November 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period

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                                                                              2004          2003        2002        2001       2000
                                                                              ----          ----        ----        ----       ----
FIDELITY VIP EQUITY - INCOME
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.04       $7.83        $9.59      $10.00
AUV at end of period                                                        $11.02      $10.04        $7.83       $9.59
Number of accumulation units outstanding at end of period                3,098,913   2,275,054      478,395
FIDELITY VIP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $8.33       $6.37        $9.27      $10.00
AUV at end of period                                                         $8.47       $8.33        $6.37       $9.27
Number of accumulation units outstanding at end of period                4,075,492   3,326,845      523,176
ING AIM MID CAP GROWTH
(Fund first available during October 1995)
AUV at beginning of period                                                  $14.08       $9.91       $14.71      $18.92      $21.92
AUV at end of period                                                        $14.93      $14.08        $9.91      $14.71      $18.92
Number of accumulation units outstanding at end of period                2,589,001   2,884,535    2,906,118   3,787,157   4,824,609
ING ALLIANCE MID CAP GROWTH
(Fund first available during September 1996)
AUV at beginning of period                                                  $16.63      $10.10       $14.64      $17.21      $21.06
AUV at end of period                                                        $19.60      $16.63       $10.10      $14.64      $17.21
Number of accumulation units outstanding at end of period                4,750,522   5,531,902    5,368,761   6,450,280   6,881,891
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.77      $10.00
AUV at end of period                                                        $11.89      $10.77
Number of accumulation units outstanding at end of period                9,535,997   1,647,654
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.99      $10.00
AUV at end of period                                                        $11.90      $10.99
Number of accumulation units outstanding at end of period                6,533,086   1,032,491
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                  $11.62      $10.00
AUV at end of period                                                        $13.59      $11.62
Number of accumulation units outstanding at end of period                3,147,004     589,077
ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during February 2000)
AUV at beginning of period                                                  $10.15       $7.53       $10.02      $10.55      $10.00
AUV at end of period                                                        $10.94      $10.15        $7.53      $10.02      $10.55
Number of accumulation units outstanding at end of period                6,407,947   6,231,900    4,513,819   3,900,663   2,138,069
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during October 1995)
AUV at beginning of period                                                  $18.55      $13.80       $17.54      $20.19      $23.97
AUV at end of period                                                        $20.30      $18.55       $13.80      $17.54      $20.19
Number of accumulation units outstanding at end of period                2,183,115   2,320,224    1,965,666   1,757,559   1,348,844
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during January 1996)
AUV at beginning of period                                                  $18.19      $13.14       $17.87      $18.40      $22.82
AUV at end of period                                                        $19.27      $18.19       $13.14      $17.87      $18.40
Number of accumulation units outstanding at end of period                5,002,600   5,701,159    5,592,680   7,129,680   6,884,892

                                                                              1999        1998         1997        1996        1995
                                                                              ----        ----         ----        ----        ----
FIDELITY VIP EQUITY - INCOME
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
FIDELITY VIP GROWTH
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING AIM MID CAP GROWTH
(Fund first available during October 1995)
AUV at beginning of period                                                  $14.23       $14.31      $11.78      $10.01      $10.00
AUV at end of period                                                        $21.92       $14.23      $14.31      $11.78      $10.01
Number of accumulation units outstanding at end of period                2,450,796    1,105,850     554,068     231,567      47,478
ING ALLIANCE MID CAP GROWTH
(Fund first available during September 1996)
AUV at beginning of period                                                  $17.01       $15.41      $12.49      $10.00
AUV at end of period                                                        $21.06       $17.01      $15.41      $12.49
Number of accumulation units outstanding at end of period                5,870,533    3,297,314     438,636      38,037
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during February 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during October 1995)
AUV at beginning of period                                                  $14.88      $11.67       $10.55       $9.53       $9.28
AUV at end of period                                                        $23.97      $14.88       $11.67      $10.55       $9.53
Number of accumulation units outstanding at end of period                  676,402     610,300      443,665     231,774
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during January 1996)
AUV at beginning of period                                                  $15.37      $12.88       $11.84      $10.00      $10.00
AUV at end of period                                                        $22.82      $15.37       $12.88      $11.84      $10.00
Number of accumulation units outstanding at end of period                5,053,919   2,476,498      559,014     227,347          --

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                                                                              2004          2003        2002        2001       2000
                                                                              ----          ----        ----        ----       ----
ING DEVELOPING WORLD
(Fund first available during May 1998)
AUV at beginning of period                                                   $9.01       $6.23        $7.08       $7.58      $11.61
AUV at end of period                                                        $10.46       $9.01        $6.23       $7.08       $7.58
Number of accumulation units outstanding at end of period                2,479,088   2,328,297    1,925,891   2,270,962   2,014,772
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during October 1995)
AUV at beginning of period                                                  $18.52      $15.00       $18.34      $19.46      $18.14
AUV at end of period                                                        $20.98      $18.52       $15.00      $18.34      $19.46
Number of accumulation units outstanding at end of period                1,980,577   2,181,501    2,314,070   2,404,425   2,586,368
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                         $9.91
Number of accumulation units outstanding at end of period                  332,663
ING EVERGREEN OMEGA
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.79
AUV at end of period                                                        $10.49
Number of accumulation units outstanding at end of period                   13,651
ING FMRSM DIVERSIFIED MID-CAP
(Fund first available during October 2000)
AUV at beginning of period                                                   $9.52       $7.23        $9.09       $9.88      $10.00
AUV at end of period                                                        $11.65       $9.52        $7.23       $9.09       $9.88
Number of accumulation units outstanding at end of period                2,675,497   2,137,834    1,436,694     685,331     290,230
ING GOLDMAN SACHS TOLLKEEPER
(Fund first available during May 2001)
AUV at beginning of period                                                   $6.46       $4.65        $7.62      $10.00
AUV at end of period                                                         $7.10       $6.46        $4.65       $7.62
Number of accumulation units outstanding at end of period                1,260,749     976,839      387,486      47,818
ING HARD ASSETS
(Fund first available during October 1995)
AUV at beginning of period                                                  $21.09      $14.05       $14.14      $16.32      $17.37
AUV at end of period                                                        $22.13      $21.09       $14.05      $14.14      $16.32
Number of accumulation units outstanding at end of period                  964,040     742,286      575,255     295,871     309,819
ING INTERNATIONAL
(Fund first available during October 1997)
AUV at beginning of period                                                   $9.12       $7.16        $8.66      $11.37      $15.57
AUV at end of period                                                        $10.50       $9.12        $7.16       $8.66      $11.37
Number of accumulation units outstanding at end of period                3,629,884   3,949,927    4,449,069   5,060,321   5,535,477
ING JANUS SPECIAL EQUITY
(Fund first available during October 2000)
AUV at beginning of period                                                   $9.01       $6.08        $8.32       $8.89      $10.00
AUV at end of period                                                        $10.41       $9.01        $6.08       $8.32       $8.89
Number of accumulation units outstanding at end of period                  778,230     856,121      464,522     368,091     121,670
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during October 1995)
AUV at beginning of period                                                  $19.47      $15.06       $21.60      $25.17      $30.11
AUV at end of period                                                        $21.62      $19.47       $15.06      $21.60      $25.17
Number of accumulation units outstanding at end of period                2,135,530   2,581,561    2,929,610   3,606,212   3,626,696

                                                                              1999        1998         1997        1996        1995
                                                                              ----        ----         ----        ----        ----
ING DEVELOPING WORLD
(Fund first available during May 1998)
AUV at beginning of period                                                   $7.28      $10.00
AUV at end of period                                                        $11.61       $7.28
Number of accumulation units outstanding at end of period                2,133,907     417,221
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during October 1995)
AUV at beginning of period                                                  $18.31      $18.28       $14.57      $13.36      $12.41
AUV at end of period                                                        $18.14      $18.31       $18.28      $14.57      $13.36
Number of accumulation units outstanding at end of period                1,825,971   1,415,540      469,649     249,994      23,394
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING EVERGREEN OMEGA
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING FMRSM DIVERSIFIED MID-CAP
(Fund first available during October 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING GOLDMAN SACHS TOLLKEEPER
(Fund first available during May 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING HARD ASSETS
(Fund first available during October 1995)
AUV at beginning of period                                                  $14.28      $20.57       $19.65      $14.96      $14.71
AUV at end of period                                                        $17.37      $14.28       $20.57      $19.65      $14.96
Number of accumulation units outstanding at end of period                  355,052     258,034       90,379      43,232       2,847
ING INTERNATIONAL
(Fund first available during October 1997)
AUV at beginning of period                                                  $10.29       $9.90       $10.28
AUV at end of period                                                        $15.57      $10.29        $9.90
Number of accumulation units outstanding at end of period                4,666,041   2,422,075       90,783
ING JANUS SPECIAL EQUITY
(Fund first available during October 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during October 1995)
AUV at beginning of period                                                  $24.50      $22.05       $17.34      $14.63      $14.23
AUV at end of period                                                        $30.11      $24.50       $22.05      $17.34      $14.63
Number of accumulation units outstanding at end of period                2,412,721   1,342,756      312,229     174,592      16,369

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                                                                              2004          2003        2002        2001       2000
                                                                              ----          ----        ----        ----       ----
ING JPMORGAN INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                  $11.87      $10.00
AUV at end of period                                                        $13.89      $11.87
Number of accumulation units outstanding at end of period                  629,067      75,922
ING JPMORGAN SMALL CAP EQUITY
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.38       $7.85       $10.00
AUV at end of period                                                        $13.63      $10.38        $7.85
Number of accumulation units outstanding at end of period                1,519,167     824,986      169,670
ING JULIUS BAER FOREIGN
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.64       $8.22       $10.00
AUV at end of period                                                        $12.37      $10.64        $8.22
Number of accumulation units outstanding at end of period                1,748,507     506,335       72,898
ING LEGG MASON VALUE
(Fund first available during October 2000)
AUV at beginning of period                                                   $8.52       $7.05        $8.87       $9.94      $10.00
AUV at end of period                                                         $9.56       $8.52        $7.05       $8.87       $9.94
Number of accumulation units outstanding at end of period                3,555,247   2,887,495    1,676,923   1,073,857     274,785
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.13
AUV at end of period                                                        $11.26
Number of accumulation units outstanding at end of period                2,006,309
ING LIFESTYLE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.04
AUV at end of period                                                        $11.14
Number of accumulation units outstanding at end of period                5,441,382
ING LIFESTYLE MODERATE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.02
AUV at end of period                                                        $10.97
Number of accumulation units outstanding at end of period                6,216,029
ING LIFESTYLE MODERATE
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.06
AUV at end of period                                                        $10.83
Number of accumulation units outstanding at end of period                3,622,165
ING LIMITED MATURITY BOND
(Fund first available during October 1995)
AUV at beginning of period                                                  $20.44      $20.16       $19.06      $17.76      $16.72
AUV at end of period                                                        $20.43      $20.44       $20.16      $19.06      $17.76
Number of accumulation units outstanding at end of period                3,368,052   5,262,645    6,261,694   4,325,602   3,621,501
ING LIQUID ASSETS
(Fund first available during October 1995)
AUV at beginning of period                                                  $15.74      $15.84       $15.84      $15.47      $14.79
AUV at end of period                                                        $15.66      $15.74       $15.84      $15.84      $15.47
Number of accumulation units outstanding at end of period                5,672,311   7,879,356   12,089,799  14,053,316  14,214,982

                                                                              1999        1998         1997        1996        1995
                                                                              ----        ----         ----        ----        ----
ING JPMORGAN INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN SMALL CAP EQUITY
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING JULIUS BAER FOREIGN
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING LEGG MASON VALUE
(Fund first available during October 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING LIFESTYLE GROWTH
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING LIFESTYLE MODERATE GROWTH
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING LIFESTYLE MODERATE
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING LIMITED MATURITY BOND
(Fund first available during October 1995)
AUV at beginning of period                                                  $16.77      $15.91       $15.13      $14.71      $14.35
AUV at end of period                                                        $16.72      $16.77       $15.91      $15.13      $14.71
Number of accumulation units outstanding at end of period                2,938,050   1,557,946      133,461      46,293      11,834
ING LIQUID ASSETS
(Fund first available during October 1995)
AUV at beginning of period                                                  $14.33      $13.83       $13.35      $12.89      $12.76
AUV at end of period                                                        $14.79      $14.33       $13.83      $13.35      $12.89
Number of accumulation units outstanding at end of period               13,701,796   3,587,644      353,076      84,960      62,084

                                       A4
Access - 134793

                                                                              2004          2003        2002        2001       2000
                                                                              ----          ----        ----        ----       ----
ING MARSICO GROWTH
(Fund first available during February 1997)
AUV at beginning of period                                                  $13.76      $10.52       $15.14      $22.02      $28.62
AUV at end of period                                                        $15.26      $13.76       $10.52      $15.14      $22.02
Number of accumulation units outstanding at end of period               10,491,049  11,921,200   12,372,395  16,739,731  18,211,995
ING MERCURY FOCUS VALUE
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.83       $8.37       $10.00
AUV at end of period                                                        $11.91      $10.83        $8.37
Number of accumulation units outstanding at end of period                  405,741     289,419       93,268
ING MERCURY LARGE CAP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.98       $7.97       $10.00
AUV at end of period                                                        $10.94       $9.98        $7.97
Number of accumulation units outstanding at end of period                  273,908     158,396       44,773
ING MFS MID CAP GROWTH
(Fund first available during September 1996)
AUV at beginning of period                                                  $22.02      $16.05       $31.80      $42.23      $39.59
AUV at end of period                                                        $24.98      $22.02       $16.05      $31.80      $42.23
Number of accumulation units outstanding at end of period                4,806,358   5,278,479    5,485,147   6,612,249   7,313,425
ING MFS TOTAL RETURN
(Fund first available during February 1997)
AUV at beginning of period                                                  $22.14      $19.23       $20.56      $20.75      $18.06
AUV at end of period                                                        $24.26      $22.14       $19.23      $20.56      $20.75
Number of accumulation units outstanding at end of period                8,667,716   9,215,693    9,138,045   9,253,396   9,222,565
ING OPPENHEIMER MAIN STREET
(Fund first available during February 1997)
AUV at beginning of period                                                  $18.60      $15.14       $20.44      $26.39      $28.04
AUV at end of period                                                        $20.70      $18.60       $15.14      $20.44      $26.39
Number of accumulation units outstanding at end of period                4,647,975   5,432,937    5,913,309   7,316,946   8,149,686
ING PIMCO CORE BOND
(Fund first available during May 1998)
AUV at beginning of period                                                  $13.12      $12.71       $11.86      $11.74      $11.79
AUV at end of period                                                        $13.57      $13.12       $12.71      $11.86      $11.74
Number of accumulation units outstanding at end of period                5,917,199   5,369,915    4,410,375   1,669,195   1,224,547
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                        $10.82
Number of accumulation units outstanding at end of period                9,413,696
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.82      $10.00
AUV at end of period                                                        $11.67      $10.82
Number of accumulation units outstanding at end of period                1,127,028     100,971
ING SALOMON BROTHERS ALL CAP
(Fund first available during February 2000)
AUV at beginning of period                                                  $11.71       $8.55       $11.65      $11.59      $10.00
AUV at end of period                                                        $12.45      $11.71        $8.55      $11.65      $11.59
Number of accumulation units outstanding at end of period                3,905,541   4,510,818    3,519,149   4,280,223   2,182,516

                                                                              1999        1998         1997        1996        1995
                                                                              ----        ----         ----        ----        ----
ING MARSICO GROWTH
(Fund first available during February 1997)
AUV at beginning of period                                                  $16.29      $13.03       $11.42      $10.00
AUV at end of period                                                        $28.62      $16.29       $13.03      $11.42
Number of accumulation units outstanding at end of period               14,289,972   3,293,705      343,006
ING MERCURY FOCUS VALUE
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING MERCURY LARGE CAP GROWTH
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING MFS MID CAP GROWTH
(Fund first available during September 1996)
AUV at beginning of period                                                  $22.43      $18.52       $15.70      $13.21      $12.95
AUV at end of period                                                        $39.59      $22.43       $18.52      $15.70      $13.21
Number of accumulation units outstanding at end of period                4,873,150   1,905,009      177,125      28,223
ING MFS TOTAL RETURN
(Fund first available during February 1997)
AUV at beginning of period                                                  $17.72      $16.10       $13.51      $12.05      $11.41
AUV at end of period                                                        $18.06      $17.72       $16.10      $13.51      $12.05
Number of accumulation units outstanding at end of period                8,274,090   3,982,961      286,032
ING OPPENHEIMER MAIN STREET
(Fund first available during February 1997)
AUV at beginning of period                                                  $22.89      $18.87       $15.93      $13.10      $12.25
AUV at end of period                                                        $28.04      $22.89       $18.87      $15.93      $13.10
Number of accumulation units outstanding at end of period                6,431,949   3,902,975      268,126
ING PIMCO CORE BOND
(Fund first available during May 1998)
AUV at beginning of period                                                  $13.09      $11.87       $11.96      $11.55      $11.20
AUV at end of period                                                        $11.79      $13.09       $11.87      $11.96      $11.55
Number of accumulation units outstanding at end of period                  753,003     396,067       10,655
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period                                                              $11.87       $11.96      $11.55      $11.20
AUV at end of period                                                                    $13.09       $11.87      $11.96      $11.55
Number of accumulation units outstanding at end of period                              396,067       10,655
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during September 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS ALL CAP
(Fund first available during February 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period

                                       A5
Access - 134793

                                                                              2004          2003        2002        2001       2000
                                                                              ----          ----        ----        ----       ----
ING SALOMON BROTHERS INVESTORS
(Fund first available during February 2000)
AUV at beginning of period                                                  $10.45       $8.07       $10.63      $11.26      $10.00
AUV at end of period                                                        $11.32      $10.45        $8.07      $10.63      $11.26
Number of accumulation units outstanding at end of period                1,504,119   1,526,538    1,177,892     952,473     539,461
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during October 1995)
AUV at beginning of period                                                  $34.52      $27.96       $28.22      $26.04      $21.65
AUV at end of period                                                        $39.69      $34.52       $27.96      $28.22      $26.04
Number of accumulation units outstanding at end of period                6,834,477   6,071,997    5,326,018   4,592,780   3,264,322
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during October 1995)
AUV at beginning of period                                                  $25.24      $20.45       $23.90      $23.91      $21.47
AUV at end of period                                                        $28.60      $25.24       $20.45      $23.90      $23.91
Number of accumulation units outstanding at end of period                4,187,985   3,283,741    2,796,772   3,366,042   2,309,478
ING UBS U.S. BALANCED
(Fund first available during November 2003)
AUV at beginning of period                                                   $8.45       $7.26
AUV at end of period                                                         $9.24       $8.45
Number of accumulation units outstanding at end of period                1,326,546     870,957
ING VAN KAMPEN EQUITY GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.54       $7.82       $10.00
AUV at end of period                                                        $10.09       $9.54        $7.82
Number of accumulation units outstanding at end of period                  474,118     349,933      124,181
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available during May 2002)
AUV at beginning of period                                                  $11.01       $8.85       $10.00
AUV at end of period                                                        $12.23      $11.01        $8.85
Number of accumulation units outstanding at end of period                1,394,309     758,774      220,958
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during October 1995)
AUV at beginning of period                                                  $22.94      $18.19       $21.65      $24.94      $25.83
AUV at end of period                                                        $25.81      $22.94       $18.19      $21.65      $24.94
Number of accumulation units outstanding at end of period                5,219,472   5,707,684    6,183,621   7,290,571   8,035,274
ING VAN KAMPEN REAL ESTATE
(Fund first available during October 1995)
AUV at beginning of period                                                  $38.11      $28.06       $28.40      $26.64      $20.62
AUV at end of period                                                        $51.76      $38.11       $28.06      $28.40      $26.64
Number of accumulation units outstanding at end of period                1,657,594   1,388,196    1,167,176     887,731   1,006,919
ING VP FINANCIAL SERVICES
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                        $11.10
Number of accumulation units outstanding at end of period                  175,178
ING VP INDEX PLUS LARGECAP
(Fund first available during August 2003)
AUV at beginning of period                                                   $8.98      $10.00
AUV at end of period                                                         $9.76       $8.98
Number of accumulation units outstanding at end of period                1,431,006     494,773

                                                                              1999        1998         1997        1996        1995
                                                                              ----        ----         ----        ----        ----
ING SALOMON BROTHERS INVESTORS
(Fund first available during February 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during October 1995)
AUV at beginning of period                                                  $20.53      $19.66       $17.29      $15.07      $14.62
AUV at end of period                                                        $21.65      $20.53       $19.66      $17.29      $15.07
Number of accumulation units outstanding at end of period                2,546,589   1,628,158      414,805     173,475      13,988
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during October 1995)
AUV at beginning of period                                                  $21.94      $20.55       $17.75      $16.55      $15.94
AUV at end of period                                                        $21.47      $21.94       $20.55      $17.75      $16.55
Number of accumulation units outstanding at end of period                2,014,454     800,490      255,396     150,732      21,073
ING UBS U.S. BALANCED
(Fund first available during November 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VAN KAMPEN EQUITY GROWTH
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during October 1995)
AUV at beginning of period                                                  $22.61      $20.09       $15.69      $13.19      $12.12
AUV at end of period                                                        $25.83      $22.61       $20.09      $15.69      $13.19
Number of accumulation units outstanding at end of period                7,496,161   4,591,471      853,473     355,191      36,100
ING VAN KAMPEN REAL ESTATE
(Fund first available during October 1995)
AUV at beginning of period                                                  $21.74      $25.48       $21.04      $15.78      $14.91
AUV at end of period                                                        $20.62      $21.74       $25.48      $21.04      $15.78
Number of accumulation units outstanding at end of period                  534,577     436,867      135,993      42,710       2,910
ING VP FINANCIAL SERVICES
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VP INDEX PLUS LARGECAP
(Fund first available during August 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period

                                       A6
Access - 134793

                                                                              2004          2003        2002        2001       2000
                                                                              ----          ----        ----        ----       ----
ING VP INDEX PLUS MIDCAP
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.04
AUV at end of period                                                        $11.26
Number of accumulation units outstanding at end of period                  437,111
ING VP INDEX PLUS SMALLCAP
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.06
AUV at end of period                                                        $11.72
Number of accumulation units outstanding at end of period                  424,131
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2004)
AUV at beginning of period                                                  $11.13      $10.64       $10.00
AUV at end of period                                                        $11.48      $11.13       $10.64
Number of accumulation units outstanding at end of period                2,682,543   1,026,869      719,279
ING VP MAGNACAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $9.15       $7.10        $9.35      $10.00
AUV at end of period                                                         $9.83       $9.15        $7.10       $9.35
Number of accumulation units outstanding at end of period                  340,728     337,837      211,733      38,846
ING VP MIDCAP OPPORTUNITIES
(Fund first available during April 2004)
AUV at beginning of period                                                   $7.15
AUV at end of period                                                         $7.52
Number of accumulation units outstanding at end of period                  440,238
ING VP SMALLCAP OPPORTUNITIES
(Fund first available during May 2001)
AUV at beginning of period                                                   $6.31       $4.62        $8.33      $10.00
AUV at end of period                                                         $6.84       $6.31        $4.62       $8.33
Number of accumulation units outstanding at end of period                2,126,799   1,851,941      774,557     180,638
ING VP WORLDWIDE GROWTH
(Fund first available during May 2000)
AUV at beginning of period                                                   $6.63       $5.21        $7.02       $8.75      $10.00
AUV at end of period                                                         $7.15       $6.63        $5.21       $7.02       $8.75
Number of accumulation units outstanding at end of period                  820,622     797,575      467,247     306,137     110,552
JENNISON PORTFOLIO
(Fund first available during November 2001)
AUV at beginning of period                                                   $5.46       $4.27        $6.30       $7.85      $10.00
AUV at end of period                                                         $5.88       $5.46        $4.27       $6.30       $7.85
Number of accumulation units outstanding at end of period                1,262,298  1,124,696     1,009,408   1,264,693     194,916
PIMCO STOCKSPLUS GROWTH & INCOME
(Fund first available during May 1998)
AUV at beginning of period                                                  $10.35       $8.05       $10.23      $11.72      $13.13
AUV at end of period                                                        $11.31      $10.35        $8.05      $10.23      $11.72
Number of accumulation units outstanding at end of period                2,997,632   3,653,649    4,911,149   5,825,877   6,006,923
PIONEER FUND VCT
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.09       $7.47        $9.39      $10.00
AUV at end of period                                                         $9.95       $9.09        $7.47       $9.39
Number of accumulation units outstanding at end of period                1,258,029     928,547      291,461      27,047

                                                                              1999        1998         1997        1996        1995
                                                                              ----        ----         ----        ----        ----
ING VP INDEX PLUS MIDCAP
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VP INDEX PLUS SMALLCAP
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VP MAGNACAP
(Fund first available during May 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES
(Fund first available during April 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VP SMALLCAP OPPORTUNITIES
(Fund first available during May 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VP WORLDWIDE GROWTH
(Fund first available during May 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
JENNISON PORTFOLIO
(Fund first available during November 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
PIMCO STOCKSPLUS GROWTH & INCOME
(Fund first available during May 1998)
AUV at beginning of period                                                  $11.11      $10.00
AUV at end of period                                                        $13.13      $11.11
Number of accumulation units outstanding at end of period                4,797,771   1,527,698
PIONEER FUND VCT
(Fund first available during November 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period

                                       A7
Access - 134793

                                                                              2004          2003        2002        2001       2000
                                                                              ----          ----        ----        ----       ----
PIONEER MID CAP VALUE VCT
(Fund first available during November 2001)
AUV at beginning of period                                                  $12.66       $9.36       $10.72      $10.00
AUV at end of period                                                        $15.20      $12.66        $9.36      $10.72
Number of accumulation units outstanding at end of period                4,643,364   2,142,901      983,243     170,276
PROFUND VP BULL
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.26       $6.67        $8.90      $10.00
AUV at end of period                                                         $8.86       $8.26        $6.67       $8.90
Number of accumulation units outstanding at end of period                1,756,560   1,824,762    1,231,933     805,047
PROFUND VP EUROPE 30
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.28       $6.05        $8.27      $10.00
AUV at end of period                                                         $9.33       $8.28        $6.05       $8.27
Number of accumulation units outstanding at end of period                  526,719     648,934      257,910       8,429
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period                                                   $9.37      $10.00
AUV at end of period                                                         $8.23       $9.37
Number of accumulation units outstanding at end of period                  834,452      98,866
PROFUND VP SMALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                  $10.15       $7.21        $9.43      $10.00
AUV at end of period                                                        $11.68      $10.15        $7.21       $9.43
Number of accumulation units outstanding at end of period                2,559,414   2,307,338    1,755,936   1,134,989
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during October 2000)
AUV at beginning of period                                                   $5.65       $4.12        $5.41       $8.56      $10.00
AUV at end of period                                                         $6.47       $5.65        $4.12       $5.41       $8.56
Number of accumulation units outstanding at end of period                2,662,633   1,723,767      535,933     294,591      65,551

                                                                              1999        1998         1997        1996        1995
                                                                              ----        ----         ----        ----        ----
PIONEER MID CAP VALUE VCT
(Fund first available during November 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
PROFUND VP BULL
(Fund first available during May 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
PROFUND VP EUROPE 30
(Fund first available during May 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
PROFUND VP SMALL CAP
(Fund first available during May 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during October 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.45%

AIM VI DENT DEMOGRAPHIC TRENDS
(Fund first available during September 1996)
AUV at beginning of period                                                   $9.93       $7.34       $10.99      $10.00
AUV at end of period                                                        $10.56       $9.93        $7.34      $10.99
Number of accumulation units outstanding at end of period                1,001,752   1,009,538      226,139      23,503
AIM VI FINANCIAL SERVICES FUND
(Fund first available during September 1996)
AUV at beginning of period                                                  $10.03       $7.85        $9.36      $10.00
AUV at end of period                                                        $10.74      $10.03        $7.85       $9.36
Number of accumulation units outstanding at end of period                1,127,010   1,345,964      491,869      37,443

                                       A8
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
AIM VI HEALTH SCIENCES FUND
(Fund first available during September 1996)
AUV at beginning of period                                                   $9.63       $7.65       $10.27      $10.00
AUV at end of period                                                        $10.21       $9.63        $7.65      $10.27
Number of accumulation units outstanding at end of period                1,766,407   1,881,172      481,393      38,465
AIM VI LEISURE FUND
(Fund first available during May 1998)
AUV at beginning of period                                                  $10.70       $8.44       $10.00
AUV at end of period                                                        $11.95      $10.70        $8.44
Number of accumulation units outstanding at end of period                  840,926     567,796      132,019
AIM VI UTILITIES FUND
(Fund first available during September 1996)
AUV at beginning of period                                                   $7.37       $6.37        $8.11      $10.00
AUV at end of period                                                         $8.97       $7.37        $6.37       $8.11
Number of accumulation units outstanding at end of period                1,551,699     588,433      152,798       8,161
COLONIAL SMALL CAP VALUE
(Fund first available during November 2003)
AUV at beginning of period                                                  $13.85      $10.00
AUV at end of period                                                        $16.72      $13.85
Number of accumulation units outstanding at end of period                2,018,849     504,034
FIDELITY VIP EQUITY - INCOME
(Fund first available during May 1998)
AUV at beginning of period                                                  $10.03       $7.83        $9.59      $10.00
AUV at end of period                                                        $11.00      $10.03        $7.83       $9.59
Number of accumulation units outstanding at end of period                3,518,649   2,445,416      321,872
FIDELITY VIP GROWTH
(Fund first available during May 1998)
AUV at beginning of period                                                   $8.32       $6.37        $9.27      $10.00
AUV at end of period                                                         $8.45       $8.32        $6.37       $9.27
Number of accumulation units outstanding at end of period                4,695,878   3,789,443      534,403
ING AIM MID CAP GROWTH
(Fund first available during October 1993)
AUV at beginning of period                                                  $14.01       $9.86       $14.64      $18.85
AUV at end of period                                                        $14.85      $14.01        $9.86      $14.64
Number of accumulation units outstanding at end of period                2,122,818   2,190,339    1,870,965   2,160,544
ING ALLIANCE MID CAP GROWTH
(Fund first available during October 1993)
AUV at beginning of period                                                  $16.56      $10.06       $14.59      $17.17
AUV at end of period                                                        $19.51      $16.56       $10.06      $14.59
Number of accumulation units outstanding at end of period                3,025,948   2,956,816    1,918,853   1,780,512
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.77      $10.00
AUV at end of period                                                        $11.88      $10.77
Number of accumulation units outstanding at end of period               10,547,830   1,864,132
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.99      $10.00
AUV at end of period                                                        $11.89      $10.99
Number of accumulation units outstanding at end of period                8,147,136   1,348,350

                                       A9
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                  $11.62      $10.00
AUV at end of period                                                        $13.58      $11.62
Number of accumulation units outstanding at end of period                3,292,334     641,852
ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during October 1993)
AUV at beginning of period                                                  $10.13       $7.52       $10.01      $10.54
AUV at end of period                                                        $10.91      $10.13        $7.52      $10.01
Number of accumulation units outstanding at end of period                9,668,725   9,374,553    6,465,467   4,561,875
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during October 1993)
AUV at beginning of period                                                  $18.42      $13.71       $17.43      $20.08
AUV at end of period                                                        $20.14      $18.42       $13.71      $17.43
Number of accumulation units outstanding at end of period                2,907,288   2,876,283    2,246,287   1,775,926
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during October 1993)
AUV at beginning of period                                                  $18.11      $13.09       $17.82      $18.35
AUV at end of period                                                        $19.18      $18.11       $13.09      $17.82
Number of accumulation units outstanding at end of period                3,780,122   3,883,332    2,987,431   2,714,045
ING DEVELOPING WORLD
(Fund first available during October 1993)
AUV at beginning of period                                                   $8.99       $6.22        $7.07       $7.57
AUV at end of period                                                        $10.43       $8.99        $6.22       $7.07
Number of accumulation units outstanding at end of period                2,350,722   1,925,674    1,365,017   1,495,431
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during October 1993)
AUV at beginning of period                                                  $18.41      $14.92       $18.25      $19.38
AUV at end of period                                                        $20.85      $18.41       $14.92      $18.25
Number of accumulation units outstanding at end of period                1,272,573   1,303,905    1,201,589     833,753
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.95
AUV at end of period                                                         $9.90
Number of accumulation units outstanding at end of period                  347,886
ING EVERGREEN OMEGA
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.70
AUV at end of period                                                        $10.48
Number of accumulation units outstanding at end of period                   67,584
ING FMRSM DIVERSIFIED MID-CAP
(Fund first available during October 1995)
AUV at beginning of period                                                   $9.50       $7.22        $9.09       $9.88
AUV at end of period                                                        $11.62       $9.50        $7.22       $9.09
Number of accumulation units outstanding at end of period                3,545,777   2,850,229    1,947,601     959,092
ING GET FUND - SERIES V
(Fund first available during June 2003)
AUV at beginning of period                                                   $9.73      $10.00
AUV at end of period                                                         $9.76       $9.73
Number of accumulation units outstanding at end of period                6,415,940   9,202,842

                                      A10
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING GET U.S. CORE PORTFOLIO - SERIES 1
(Fund first available during June 2003)
AUV at beginning of period                                                  $10.25      $10.00
AUV at end of period                                                        $10.40      $10.25
Number of accumulation units outstanding at end of period               $4,709,706   6,174,490
ING GOLDMAN SACHS TOLLKEEPER
(Fund first available during January 1996)
AUV at beginning of period                                                   $6.45       $4.64        $7.61      $10.00
AUV at end of period                                                        $7..09       $6.45        $4.64       $7.61
Number of accumulation units outstanding at end of period                1,916,723   1,534,119      519,244      89,535
ING HARD ASSETS
(Fund first available during October 1993)
AUV at beginning of period                                                  $20.91      $13.94       $14.03      $16.20
AUV at end of period                                                        $21.93      $20.91       $13.94      $14.03
Number of accumulation units outstanding at end of period                1,054,905     826,628      436,185     144,214
ING INTERNATIONAL
(Fund first available during February 1997)
AUV at beginning of period                                                   $9.15       $7.19        $8.70      $11.43
AUV at end of period                                                        $10.52       $9.15        $7.19       $8.70
Number of accumulation units outstanding at end of period                2,088,276   2,278,889    1,834,152   1,624,384
ING JANUS SPECIAL EQUITY
(Fund first available during October 1995)
AUV at beginning of period                                                   $9.00       $6.07        $8.32       $8.89
AUV at end of period                                                        $10.39       $9.00        $6.07       $8.32
Number of accumulation units outstanding at end of period                1,253,308     934,004      610,059     538,057
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during October 1993)
AUV at beginning of period                                                  $19.33      $14.96       $21.46      $25.03
AUV at end of period                                                        $21.45      $19.33       $14.96      $21.46
Number of accumulation units outstanding at end of period                1,625,886   1,900,374    1,951,375   1,862,499
ING JPMORGAN INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                  $11.87      $10.00
AUV at end of period                                                        $13.88      $11.87
Number of accumulation units outstanding at end of period                  659,600      77,955
ING JPMORGAN SMALL CAP EQUITY
(Fund first available during May 1998)
AUV at beginning of period                                                  $10.37       $7.84       $10.00
AUV at end of period                                                        $13.63      $10.37        $7.84
Number of accumulation units outstanding at end of period                2,268,707   1,251,726      209,858
ING JULIUS BAER FOREIGN
(Fund first available during May 1998)
AUV at beginning of period                                                  $10.63       $8.22       $10.00
AUV at end of period                                                        $12.35      $10.63        $8.22
Number of accumulation units outstanding at end of period                 2,19,059     502,551      106,211
ING LEGG MASON VALUE
(Fund first available during October 1995)
AUV at beginning of period                                                   $8.50       $7.04        $8.87       $9.94
AUV at end of period                                                         $9.54       $8.50        $7.04       $8.87
Number of accumulation units outstanding at end of period                5,139,893   4,499,898    2,831,574   1,698,201

                                      A11
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.04
AUV at end of period                                                        $11.26
Number of accumulation units outstanding at end of period                2,380,908
ING LIFESTYLE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.07
AUV at end of period                                                        $11.14
Number of accumulation units outstanding at end of period                5,042,206
ING LIFESTYLE MODERATE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.99
AUV at end of period                                                        $10.96
Number of accumulation units outstanding at end of period                4,315,877
ING LIFESTYLE MODERATE
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.80
AUV at end of period                                                        $10.82
Number of accumulation units outstanding at end of period                2,025,448
ING LIMITED MATURITY BOND
(Fund first available during October 1993)
AUV at beginning of period                                                  $20.22      $19.95       $18.88      $17.60
AUV at end of period                                                        $20.20      $20.22       $19.95      $18.88
Number of accumulation units outstanding at end of period                2,758,488   4,019,585    3,840,533   2,416,706
ING LIQUID ASSETS
(Fund first available during October 1993)
AUV at beginning of period                                                  $15.55      $15.66       $15.67      $15.31
AUV at end of period                                                        $15.47      $15.55       $15.66      $15.67
Number of accumulation units outstanding at end of period                6,868,172   9,522,307   10,877,063  12,017,917
ING MARSICO GROWTH
(Fund first available during October 1993)
AUV at beginning of period                                                  $13.71      $10.48       $15.10      $21.96
AUV at end of period                                                        $15.19      $13.71       $10.48      $15.10
Number of accumulation units outstanding at end of period                6,723,135   6,824,703    5,599,657   6,476,226
ING MERCURY FOCUS VALUE
(Fund first available during May 1998)
AUV at beginning of period                                                  $10.82       $8.37       $10.00
AUV at end of period                                                        $11.89      $10.82        $8.37
Number of accumulation units outstanding at end of period                  488,821     392,802       91,571
ING MERCURY LARGE CAP GROWTH
(Fund first available during May 1998)
AUV at beginning of period                                                   $9.97       $7.97       $10.00
AUV at end of period                                                        $10.92       $9.97        $7.97
Number of accumulation units outstanding at end of period                  289,685     237,787       27,664
ING MFS MID CAP GROWTH
(Fund first available during October 1993)
AUV at beginning of period                                                  $21.95      $16.01       $31.73      $42.16
AUV at end of period                                                        $24,89      $21.95       $16.01      $31.73
Number of accumulation units outstanding at end of period                3,551,098   3,776,334    3,084,372   3,144,090

                                      A12
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING MFS TOTAL RETURN
(Fund first available during October 1993)
AUV at beginning of period                                                  $22.03      $19.15       $20.47      $20.68
AUV at end of period                                                        $24.13      $22.03       $19.15      $20.47
Number of accumulation units outstanding at end of period                7,209,493   6,645,212    4,962,123   3,612,214
ING OPPENHEIMER MAIN STREET
(Fund first available during October 1993)
AUV at beginning of period                                                  $18.50      $15.07       $20.35      $26.30
AUV at end of period                                                        $20.58      $18.50       $15.07      $20.35
Number of accumulation units outstanding at end of period                2,649,538   2,836,831    2,475,752   2,427,133
ING PIMCO CORE BOND
(Fund first available during October 1993)
AUV at beginning of period                                                  $13.06      $12.65       $11.81      $11.70
AUV at end of period                                                        $13.50      $13.06       $12.65      $11.81
Number of accumulation units outstanding at end of period                7,272,611   6,415,052    4,516,490   1,400,922
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                        $10.82
Number of accumulation units outstanding at end of period                8,744,441
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during September 2003 and October 1993)
AUV at beginning of period                                                  $10.81      $10.00
AUV at end of period                                                        $11.66      $10.81
Number of accumulation units outstanding at end of period                1,431,091     192,028
ING SALOMON BROTHERS ALL CAP
(Fund first available during October 1993)
AUV at beginning of period                                                  $11.68       $8.54       $11.64      $11.59
AUV at end of period                                                        $12.42      $11.68        $8.54      $11.64
Number of accumulation units outstanding at end of period                5,611,904   5,835,012    4,205,151   3,977,598
ING SALOMON BROTHERS INVESTORS
(Fund first available during October 1993)
AUV at beginning of period                                                  $10.42       $8.06       $10.62      $11.26
AUV at end of period                                                        $11.29      $10.42        $8.06      $10.62
Number of accumulation units outstanding at end of period                2,121,046   2,060,651    1,674,081   1,224,296
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during October 1993)
AUV at beginning of period                                                  $34.21      $27.72       $27.99      $25.84
AUV at end of period                                                        $39.32      $34.21       $27.72      $27.99
Number of accumulation units outstanding at end of period                7,138,949   5,743,181    4,380,117   2,279,908
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during October 1993)
AUV at beginning of period                                                  $25.02      $20.28       $23.71      $23.74
AUV at end of period                                                        $28.33      $25.02       $20.28      $23.71
Number of accumulation units outstanding at end of period                4,592,038   3,297,900    2,137,260   1,599,946
ING UBS U.S. BALANCED
(Fund first available during November 2003)
AUV at beginning of period                                                   $8.44       $7.25
AUV at end of period                                                         $9.22       $8.44
Number of accumulation units outstanding at end of period                1,750,578   1,411,580

                                      A13
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING VAN KAMPEN EQUITY GROWTH
(Fund first available during May 1998)
AUV at beginning of period                                                   $9.53       $7.82       $10.00
AUV at end of period                                                        $10.08       $9.53        $7.82
Number of accumulation units outstanding at end of period                  668,027     566,448      115,969
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available during May 1998)
AUV at beginning of period                                                  $11.00       $8.84       $10.00
AUV at end of period                                                        $12.22      $11.00        $8.84
Number of accumulation units outstanding at end of period                1,290,721     885,643      255,324
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during October 1993)
AUV at beginning of period                                                  $22.79      $18.08       $21.53      $24.81
AUV at end of period                                                        $25.63      $22.79       $18.08      $21.53
Number of accumulation units outstanding at end of period                2,712,774   2,615,475    1,951,607   1,737,220
ING VAN KAMPEN REAL ESTATE
(Fund first available during October 1993)
AUV at beginning of period                                                  $37.77      $27.82       $28.18      $26.44
AUV at end of period                                                        $51.28      $37.77       $27.82      $28.18
Number of accumulation units outstanding at end of period                1,897,527   1,439,332      947,487     414,152
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.03
AUV at end of period                                                        $11.09
Number of accumulation units outstanding at end of period                  196,570
ING VP INDEX PLUS LARGECAP
(Fund first available during June 2003)
AUV at beginning of period                                                   $8.97      $10.00
AUV at end of period                                                         $9.74       $8.97
Number of accumulation units outstanding at end of period                2,210,160   1,239,109
ING VP INDEX PLUS MIDCAP
(Fund first available during November 2003)
AUV at beginning of period                                                  $11.13      $10.00
AUV at end of period                                                        $12.76      $11.13
Number of accumulation units outstanding at end of period                1,090,890     317,218
ING VP INDEX PLUS SMALLCAP
(Fund first available during November 2003)
AUV at beginning of period                                                  $11.53      $10.00
AUV at end of period                                                        $13.83      $11.53
Number of accumulation units outstanding at end of period                  892,876     255,326
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 1998)
AUV at beginning of period                                                  $11.12      $10.64       $10.00
AUV at end of period                                                        $11.46      $11.12       $10.64
Number of accumulation units outstanding at end of period                2,689,507     897,496      665,314
ING VP MAGNACAP
(Fund first available during January 1996)
AUV at beginning of period                                                   $9.14       $7.10        $9.35      $10.00
AUV at end of period                                                         $9.81       $9.14        $7.10       $9.35
Number of accumulation units outstanding at end of period                  715,915     647,836      307,643      91,138

                                      A14
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING VP MIDCAP OPPORTUNITIES
(Fund first available during April 2004)
AUV at beginning of period                                                   $7.13
AUV at end of period                                                         $7.50
Number of accumulation units outstanding at end of period                  725,386
ING VP SMALLCAP OPPORTUNITIES
(Fund first available during January 1996)
AUV at beginning of period                                                   $6.30       $4.62        $8.33      $10.00
AUV at end of period                                                         $6.82       $6.30        $4.62       $8.33
Number of accumulation units outstanding at end of period                2,646,721   2,408,687    1,042,746     268,186
ING VP WORLDWIDE GROWTH
(Fund first available during January 1995)
AUV at beginning of period                                                   $6.62       $5.20        $7.02       $8.75
AUV at end of period                                                         $7.14       $6.62        $5.20       $7.02
Number of accumulation units outstanding at end of period                1.385,809   1,303,851      859,281     479,640
JENNISON PORTFOLIO
(Fund first available during January 1995)
AUV at beginning of period                                                   $5.45       $4.27        $6.29       $7.84
AUV at end of period                                                         $5.87       $5.45        $4.27       $6.29
Number of accumulation units outstanding at end of period                1,777,353   1,748,111    1,366,874   1,272,891
PIMCO STOCKSPLUS GROWTH & INCOME
(Fund first available during October 1993)
AUV at beginning of period                                                  $10.32       $8.03       $10.21      $11.70
AUV at end of period                                                        $11.27      $10.32        $8.03      $10.21
Number of accumulation units outstanding at end of period                1,511,542   1,818,112    2,241,996   2,222,192
PIONEER FUND VCT
(Fund first available during September 1996)
AUV at beginning of period                                                   $9.08       $7.47        $9.38      $10.00
AUV at end of period                                                         $9.93       $9.08        $7.47       $9.38
Number of accumulation units outstanding at end of period                1,143,521     884,740      295,688       5,663
PIONEER MID CAP VALUE VCT
(Fund first available during September 1996)
AUV at beginning of period                                                  $12.64       $9.36       $10.71      $10.00
AUV at end of period                                                        $15.17      $12.64        $9.36      $10.71
Number of accumulation units outstanding at end of period                4,908,274   2,350,778      728,410      98,183
PROFUND VP BULL
(Fund first available during January 1996)
AUV at beginning of period                                                   $8.25       $6.66        $8.89      $10.00
AUV at end of period                                                         $8.84       $8.25        $6.66       $8.89
Number of accumulation units outstanding at end of period                3,671,891   3,673,934    1,271,888     267,236
PROFUND VP EUROPE 30
(Fund first available during January 1996)
AUV at beginning of period                                                   $8.27       $6.05        $8.26      $10.00
AUV at end of period                                                         $9.31       $8.27        $6.05       $8.26
Number of accumulation units outstanding at end of period                  795,586     786,491    1,365,500     568,994
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period                                                   $9.36      $10.00
AUV at end of period                                                         $8.22       $9.36
Number of accumulation units outstanding at end of period                1,079,664     214,510

                                      A15
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
PROFUND VP SMALL CAP
(Fund first available during January 1996)
AUV at beginning of period                                                  $10.14       $7.21        $9.43      $10.00
AUV at end of period                                                        $11.66      $10.14        $7.21       $9.43
Number of accumulation units outstanding at end of period                2,889,878   3,015,456    1,133,339     403,215
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during October 1995)
AUV at beginning of period                                                   $5.64       $4.11        $5.41       $8.56
AUV at end of period                                                         $6.45       $5.64        $4.11       $5.41
Number of accumulation units outstanding at end of period                2,972,391   2,035,467      519,700     385,101

                                                                              2004        2003         2002        2001        2000
                                                                              ----        ----         ----        ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.55%

AIM VI DENT DEMOGRAPHIC TRENDS
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.91       $7.33       $10.99      $10.00
AUV at end of period                                                        $10.52       $9.91        $7.33      $10.99
Number of accumulation units outstanding at end of period                  139,751     178,911       43,074      77,645
AIM VI FINANCIAL SERVICES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                  $10.00       $7.84        $9.36      $10.00
AUV at end of period                                                        $10.70      $10.00        $7.84       $9.36
Number of accumulation units outstanding at end of period                  120,129     160,101      117,511      23,862
AIM VI HEALTH SCIENCES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.60       $7.63       $10.26      $10.00
AUV at end of period                                                        $10.17       $9.60        $7.63      $10.26
Number of accumulation units outstanding at end of period                  164,248     180,195      166,543     110,902
AIM VI LEISURE FUND
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.68       $8.43       $10.00
AUV at end of period                                                        $11.92      $10.68        $8.43
Number of accumulation units outstanding at end of period                   78,941      57,779       28,020
AIM VI UTILITIES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $7.35       $6.36        $8.10      $10.00
AUV at end of period                                                         $8.94       $7.35        $6.36       $8.10
Number of accumulation units outstanding at end of period                  209,868      91,472       86,524      18,795
COLONIAL SMALL CAP VALUE
(Fund first available during November 2003)
AUV at beginning of period                                                  $13.84      $10.00
AUV at end of period                                                        $16.70      $13.84
Number of accumulation units outstanding at end of period                  243,006      82,669

                                                                              1999        1998         1997        1996         1995
                                                                              ----        ----         ----        ----         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.55%

AIM VI DENT DEMOGRAPHIC TRENDS
(Fund first available during November 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
AIM VI FINANCIAL SERVICES FUND
(Fund first available during November 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
AIM VI HEALTH SCIENCES FUND
(Fund first available during November 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
AIM VI LEISURE FUND
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
AIM VI UTILITIES FUND
(Fund first available during November 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
COLONIAL SMALL CAP VALUE
(Fund first available during November 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period

                                      A16
Access - 134793

                                                                              2004          2003        2002        2001       2000
                                                                              ----          ----        ----        ----       ----
FIDELITY VIP EQUITY - INCOME
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.01       $7.82        $9.58      $10.00
AUV at end of period                                                        $10.96      $10.01        $7.82       $9.58
Number of accumulation units outstanding at end of period                  629,373     591,447      185,665
FIDELITY VIP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $8.30       $6.36        $9.27      $10.00
AUV at end of period                                                         $8.42       $8.30        $6.36       $9.27
Number of accumulation units outstanding at end of period                  491,976     502,112      219,815
ING AIM MID CAP GROWTH
(Fund first available during October 1995)
AUV at beginning of period                                                  $13.91       $9.80       $14.57      $18.78      $21.78
AUV at end of period                                                        $14.73      $13.91        $9.80      $14.57      $18.78
Number of accumulation units outstanding at end of period                1,530,116   1,824,861    1,999,022   2,640,192   3,565,531
ING ALLIANCE MID CAP GROWTH
(Fund first available during September 1996)
AUV at beginning of period                                                  $16.43       $9.99       $14.51      $17.09      $20.94
AUV at end of period                                                        $19.34      $16.43        $9.99      $14.51      $17.09
Number of accumulation units outstanding at end of period                3,525,160   4,192,754    4,478,808   5,716,524   6,622,519
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.77      $10.00
AUV at end of period                                                        $11.86      $10.77
Number of accumulation units outstanding at end of period                1,165,893     388,436
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.98      $10.00
AUV at end of period                                                        $11.87      $10.98
Number of accumulation units outstanding at end of period                1,210,125     397,600
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                  $11.61      $10.00
AUV at end of period                                                        $13.56      $11.61
Number of accumulation units outstanding at end of period                  520,072     137,440
ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during February 2000)
AUV at beginning of period                                                  $10.09       $7.50        $9.99      $10.53      $10.00
AUV at end of period                                                        $10.86      $10.09        $7.50       $9.99      $10.53
Number of accumulation units outstanding at end of period                2,378,439   2,408,098    2,128,387   1,783,085     770,213
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during October 1995)
AUV at beginning of period                                                  $18.24      $13.59       $17.30      $19.94      $23.71
AUV at end of period                                                        $19.92      $18.24       $13.59      $17.30      $19.94
Number of accumulation units outstanding at end of period                2,144,240   2,499,768    2,796,359   3,208,566   3,496,637
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during January 1996)
AUV at beginning of period                                                  $17.97      $13.00       $17.71      $18.26      $22.68
AUV at end of period                                                        $19.01      $17.97       $13.00      $17.71      $18.26
Number of accumulation units outstanding at end of period                3,112,022   3,768,841    4,048,976   4,908,965   5,436,275

                                                                              1999        1998         1997        1996        1995
                                                                              ----        ----         ----        ----        ----
FIDELITY VIP EQUITY - INCOME
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
FIDELITY VIP GROWTH
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING AIM MID CAP GROWTH
(Fund first available during October 1995)
AUV at beginning of period                                                  $14.16      $14.26       $11.76      $10.01       $10.00
AUV at end of period                                                        $21.78      $14.16       $14.26      $11.76       $10.01
Number of accumulation units outstanding at end of period                2,655,079   1,731,615    1,361,070     968,694      152,633
ING ALLIANCE MID CAP GROWTH
(Fund first available during September 1996)
AUV at beginning of period                                                  $16.94       $15.36      $12.47      $10.00
AUV at end of period                                                        $20.94       $16.94      $15.36      $12.47
Number of accumulation units outstanding at end of period                6,210,698    3,474,460   1,288,333     173,758
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during February 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during October 1995)
AUV at beginning of period                                                  $14.75       $11.58      $10.49       $9.49        $9.24
AUV at end of period                                                        $23.71       $14.75      $11.58      $10.49        $9.49
Number of accumulation units outstanding at end of period                3,306,922    3,354,682   2,721,529   1,375,023
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during January 1996)
AUV at beginning of period                                                  $15.30       $12.84      $11.82      $10.00       $10.00
AUV at end of period                                                        $22.68       $15.30      $12.84      $11.82       $10.00
Number of accumulation units outstanding at end of period                4,514,345    3,086,639   2,049,765   1,316,663           --

                                      A17
Access - 134793

                                                                              2004          2003        2002        2001       2000
                                                                              ----          ----        ----        ----       ----
ING DEVELOPING WORLD
(Fund first available during May 1998)
AUV at beginning of period                                                   $8.93       $6.19        $7.04       $7.55      $11.58
AUV at end of period                                                        $10.36       $8.93        $6.19       $7.04       $7.55
Number of accumulation units outstanding at end of period                1,216,614   1,347,745    1,372,716   1,610,890     991,863
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during October 1995)
AUV at beginning of period                                                  $18.27      $14.82       $18.15      $19.29      $18.01
AUV at end of period                                                        $20.67      $18.27       $14.82      $18.15      $19.29
Number of accumulation units outstanding at end of period                1,591,354   1,905,659    2,133,007   2,428,124   2,589,777
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.95
AUV at end of period                                                         $9.90
Number of accumulation units outstanding at end of period                   38,044
ING EVERGREEN OMEGA
(Fund first available during June 2004)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                        $10.48
Number of accumulation units outstanding at end of period                    1,868
ING FMRSM DIVERSIFIED MID-CAP
(Fund first available during October 2000)
AUV at beginning of period                                                   $9.47       $7.21        $9.08       $9.87      $10.00
AUV at end of period                                                        $11.57       $9.47        $7.21       $9.08       $9.87
Number of accumulation units outstanding at end of period                  580,268     492,657      504,098     261,790     185,852
ING GOLDMAN SACHS  TOLLKEEPER
(Fund first available during May 2001)
AUV at beginning of period                                                   $6.44       $4.64        $7.61      $10.00
AUV at end of period                                                         $7.06       $6.44        $4.64       $7.61
Number of accumulation units outstanding at end of period                  152,528     228,338      109,776      36,477
ING HARD ASSETS
(Fund first available during October 1995)
AUV at beginning of period                                                  $20.62      $13.76       $13.87      $16.03      $17.09
AUV at end of period                                                        $21.61      $20.62       $13.76      $13.87      $16.03
Number of accumulation units outstanding at end of period                  538,575     549,898      561,650     458,820     598,435
ING INTERNATIONAL
(Fund first available during October 1997)
AUV at beginning of period                                                   $9.08       $7.14        $8.65      $11.37      $15.59
AUV at end of period                                                        $10.43       $9.08        $7.14       $8.65      $11.37
Number of accumulation units outstanding at end of period                1,424,650   1,583,400    1,745,092   2,043,470   2,474,741
ING JANUS SPECIAL EQUITY
(Fund first available during October 2000)
AUV at beginning of period                                                   $8.97       $6.06        $8.31       $8.89      $10.00
AUV at end of period                                                        $10.34       $8.97        $6.06       $8.31       $8.89
Number of accumulation units outstanding at end of period                  197,494     240,606      162,394     158,129      85,716
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during October 1995)
AUV at beginning of period                                                  $19.13      $14.82       $21.28      $24.85      $29.77
AUV at end of period                                                        $21.21      $19.13       $14.82      $21.28      $24.85
Number of accumulation units outstanding at end of period                2,091,665   2,572,697    2,915,036   3,688,603   4,174,489

                                                                              1999        1998         1997        1996        1995
                                                                              ----        ----         ----        ----        ----
ING DEVELOPING WORLD
(Fund first available during May 1998)
AUV at beginning of period                                                   $7.27       $10.00
AUV at end of period                                                        $11.58        $7.27
Number of accumulation units outstanding at end of period                  926,115       82,414
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during October 1995)
AUV at beginning of period                                                  $18.20       $18.20      $14.53      $13.34       $12.40
AUV at end of period                                                        $18.01       $18.20      $18.20      $14.53       $13.34
Number of accumulation units outstanding at end of period                2,709,066    2,736,311   1,793,172   1,052,064      179,453
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING EVERGREEN OMEGA
(Fund first available during June 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING FMRSM DIVERSIFIED MID-CAP
(Fund first available during October 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING GOLDMAN SACHS  TOLLKEEPER
(Fund first available during May 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING HARD ASSETS
(Fund first available during October 1995)
AUV at beginning of period                                                  $14.07       $20.29      $19.42      $14.80       $14.57
AUV at end of period                                                        $17.09       $14.07      $20.29      $19.42       $14.80
Number of accumulation units outstanding at end of period                  696,930      609,087     637,191     341,711       26,605
ING INTERNATIONAL
(Fund first available during October 1997)
AUV at beginning of period                                                  $10.32        $9.95      $10.34      $10.00
AUV at end of period                                                        $15.59       $10.32       $9.95      $10.34
Number of accumulation units outstanding at end of period                1,959,321      680,861      36,098
ING JANUS SPECIAL EQUITY
(Fund first available during October 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during October 1995)
AUV at beginning of period                                                  $24.26       $21.87      $17.22      $14.55       $14.16
AUV at end of period                                                        $29.77       $24.26      $21.87      $17.22       $14.55
Number of accumulation units outstanding at end of period                3,839,680    2,787,732   1,772,316   1,106,359      326,610

                                      A18
Access - 134793

                                                                              2004          2003        2002        2001       2000
                                                                              ----          ----        ----        ----       ----
ING JPMORGAN INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                  $11.87      $10.00
AUV at end of period                                                        $13.86      $11.87
Number of accumulation units outstanding at end of period                   79,950      11,753
ING JPMORGAN SMALL CAP EQUITY
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.36       $7.84       $10.00
AUV at end of period                                                        $13.63      $10.36        $7.84
Number of accumulation units outstanding at end of period                  233,264      99,605       31,084
ING JULIUS BAER FOREIGN
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.61       $8.22       $10.00
AUV at end of period                                                        $12.32      $10.61        $8.22
Number of accumulation units outstanding at end of period                  175,207                   33,208
ING LEGG MASON VALUE
(Fund first available during October 2000)
AUV at beginning of period                                                   $8.48       $7.03        $8.86       $9.94      $10.00
AUV at end of period                                                         $9.50       $8.48        $7.03       $8.86       $9.94
Number of accumulation units outstanding at end of period                  699,820     754,836      719,851     470,484      88,531
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.73
AUV at end of period                                                        $11.25
Number of accumulation units outstanding at end of period                  207,986
ING LIFESTYLE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.17
AUV at end of period                                                        $11.13
Number of accumulation units outstanding at end of period                  413,898
ING LIFESTYLE MODERATE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.09
AUV at end of period                                                        $10.95
Number of accumulation units outstanding at end of period                  511,128
ING LIFESTYLE MODERATE
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.80
AUV at end of period                                                        $10.82
Number of accumulation units outstanding at end of period                  203,560
ING LIMITED MATURITY BOND
(Fund first available during October 1995)
AUV at beginning of period                                                  $19.98      $19.73       $18.69      $17.45      $16.45
AUV at end of period                                                        $19.94      $19.98       $19.73      $18.69      $17.45
Number of accumulation units outstanding at end of period                1,693,679   2,413,916    3,063,485   2,547,141   1,769,356
ING LIQUID ASSETS
(Fund first available during October 1995)
AUV at beginning of period                                                  $15.39      $15.51       $15.54      $15.19      $14.55
AUV at end of period                                                        $15.29      $15.39       $15.51      $15.54      $15.19
Number of accumulation units outstanding at end of period                2,859,998   3,967,468    5,577,966   7,210,822   5,535,947

                                                                              1999        1998         1997        1996        1995
                                                                              ----        ----         ----        ----        ----
ING JPMORGAN INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN SMALL CAP EQUITY
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING JULIUS BAER FOREIGN
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING LEGG MASON VALUE
(Fund first available during October 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING LIFESTYLE GROWTH
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING LIFESTYLE MODERATE GROWTH
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING LIFESTYLE MODERATE
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING LIMITED MATURITY BOND
(Fund first available during October 1995)
AUV at beginning of period                                                  $16.52       $15.70      $14.95      $14.56       $14.20
AUV at end of period                                                        $16.45       $16.52      $15.70      $14.95       $14.56
Number of accumulation units outstanding at end of period                1,835,681    1,121,401     462,583     349,417      136,553
ING LIQUID ASSETS
(Fund first available during October 1995)
AUV at beginning of period                                                  $14.11       $13.65      $13.19      $12.76       $12.63
AUV at end of period                                                        $14.55       $14.11      $13.65      $13.19       $12.76
Number of accumulation units outstanding at end of period                7,668,618    2,964,038   1,132,057     383,231       93,239

                                      A19
Access - 134793

                                                                              2004          2003        2002        2001       2000
                                                                              ----          ----        ----        ----       ----
ING MARSICO GROWTH
(Fund first available during February 1997)
AUV at beginning of period                                                  $13.60      $10.41       $15.01      $21.86      $28.46
AUV at end of period                                                        $15.06      $13.60       $10.41      $15.01      $21.86
Number of accumulation units outstanding at end of period                6,191,793   7,363,429    8,151,064  11,192,041  13,563,138
ING MERCURY FOCUS VALUE
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.80       $8.36       $10.00
AUV at end of period                                                        $11.86      $10.80        $8.36
Number of accumulation units outstanding at end of period                   78,887      78,050       69,302
ING MERCURY LARGE CAP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.96       $7.97       $10.00
AUV at end of period                                                        $10.89       $9.96        $7.97
Number of accumulation units outstanding at end of period                   31,998      30,926       18,057
ING MFS MID CAP GROWTH
(Fund first available during September 1996)
AUV at beginning of period                                                  $21.75      $15.88       $31.50      $41.89      $39.34
AUV at end of period                                                        $24.63      $21.75       $15.88      $31.50      $41.89
Number of accumulation units outstanding at end of period                2,883,722   3,416,000    3,781,798   4,965,396   5,926,553
ING MFS TOTAL RETURN
(Fund first available during February 1997)
AUV at beginning of period                                                  $21.83      $18.99       $20.33      $20.55      $17.91
AUV at end of period                                                        $23.88      $21.83       $18.99      $20.33      $20.55
Number of accumulation units outstanding at end of period                4,961,026   5,459,084    5,740,870   6,331,856   6,431,976
ING OPPENHEIMER MAIN STREET
(Fund first available during February 1997)
AUV at beginning of period                                                  $18.33      $14.95       $20.21      $26.13      $27.80
AUV at end of period                                                        $20.37      $18.33       $14.95      $20.21      $26.13
Number of accumulation units outstanding at end of period                3,703,212   4,358,136    4,975,285   6,799,019   7,760,199
ING PIMCO CORE BOND
(Fund first available during May 1998)
AUV at beginning of period                                                  $12.94      $12.55       $11.73      $11.63      $11.70
AUV at end of period                                                        $13.36      $12.94       $12.55      $11.73      $11.63
Number of accumulation units outstanding at end of period                1,773,851   1,936,849    2,142,595     813,599     490,810
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                        $10.81
Number of accumulation units outstanding at end of period                3,547,230
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.81      $10.00
AUV at end of period                                                        $11.65      $10.81
Number of accumulation units outstanding at end of period                   43,426      16,860
ING SALOMON BROTHERS ALL CAP
(Fund first available during February 2000)
AUV at beginning of period                                                  $11.64       $8.51       $11.62      $11.58      $10.00
AUV at end of period                                                        $12.35      $11.64        $8.51      $11.62      $11.58
Number of accumulation units outstanding at end of period                1,364,781   1,646,965    1,646,987   2,043,716   1,155,496

                                                                              1999        1998         1997        1996        1995
                                                                              ----        ----         ----        ----        ----
ING MARSICO GROWTH
(Fund first available during February 1997)
AUV at beginning of period                                                  $16.22       $12.99      $11.40      $10.00
AUV at end of period                                                        $28.46       $16.22      $12.99      $11.40
Number of accumulation units outstanding at end of period               11,168,535    2,452,150     763,169
ING MERCURY FOCUS VALUE
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING MERCURY LARGE CAP GROWTH
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING MFS MID CAP GROWTH
(Fund first available during September 1996)
AUV at beginning of period                                                  $22.31       $18.45      $15.66      $13.19       $12.93
AUV at end of period                                                        $39.34       $22.31      $18.45      $15.66       $13.19
Number of accumulation units outstanding at end of period                3,717,261    1,527,665     518,640      56,163
ING MFS TOTAL RETURN
(Fund first available during February 1997)
AUV at beginning of period                                                  $17.60       $16.02      $13.46      $12.03       $11.39
AUV at end of period                                                        $17.91       $17.60      $16.02      $13.46       $12.03
Number of accumulation units outstanding at end of period                6,739,205    3,973,034     746,754
ING OPPENHEIMER MAIN STREET
(Fund first available during February 1997)
AUV at beginning of period                                                  $22.73       $18.77      $15.87      $13.07       $12.23
AUV at end of period                                                        $27.80       $22.73      $18.77      $15.87       $13.07
Number of accumulation units outstanding at end of period                7,240,462    3,875,695     816,216
ING PIMCO CORE BOND
(Fund first available during May 1998)
AUV at beginning of period                                                  $13.00       $11.81      $11.91      $11.53       $11.18
AUV at end of period                                                        $11.70       $13.00      $11.81      $11.91       $11.53
Number of accumulation units outstanding at end of period                  382,608      119,924         310
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during September 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS ALL CAP
(Fund first available during February 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period

                                      A20
Access - 134793

                                                                              2004          2003        2002        2001       2000
                                                                              ----          ----        ----        ----       ----
ING SALOMON BROTHERS INVESTORS
(Fund first available during February 2000)
AUV at beginning of period                                                  $10.38       $8.04       $10.60      $11.25      $10.00
AUV at end of period                                                        $11.24      $10.38        $8.04      $10.60      $11.25
Number of accumulation units outstanding at end of period                  477,225     565,048      590,391     533,884     198,869
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during October 1995)
AUV at beginning of period                                                  $33.75      $27.37       $27.67      $25.57      $21.29
AUV at end of period                                                        $38.74      $33.75       $27.37      $27.67      $25.57
Number of accumulation units outstanding at end of period                3,381,218   3,717,807    4,093,955   3,679,280   3,165,782
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during October 1995)
AUV at beginning of period                                                  $24.68      $20.03       $23.43      $23.49      $21.12
AUV at end of period                                                        $27.91      $24.68       $20.03      $23.43      $23.49
Number of accumulation units outstanding at end of period                1,981,687   2,135,369    2,226,228   2,377,259   2,237,388
ING UBS U.S. BALANCED
(Fund first available during November 2003)
AUV at beginning of period                                                   $8.41       $7.24
AUV at end of period                                                         $9,18       $8.41
Number of accumulation units outstanding at end of period                  278,102     284,098
ING VAN KAMPEN EQUITY GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.51       $7.81       $10.00
AUV at end of period                                                        $10.05       $9.51        $7.81
Number of accumulation units outstanding at end of period                  126,022     122,975       36,457
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.98       $8.84       $10.00
AUV at end of period                                                        $12.18      $10.98        $8.84
Number of accumulation units outstanding at end of period                  244,553     189,266      135,600
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during October 1995)
AUV at beginning of period                                                  $22.59      $17.94       $21.38      $24.67      $25.59
AUV at end of period                                                        $25.38      $22.59       $17.94      $21.38      $24.67
Number of accumulation units outstanding at end of period                5,419,465   6,186,431    6,933,409   8,520,621   9,797,232
ING VAN KAMPEN REAL ESTATE
(Fund first available during October 1995)
AUV at beginning of period                                                  $37.25      $27.47       $27.85      $26.16      $20.28
AUV at end of period                                                        $50.53      $37.25       $27.47      $27.85      $26.16
Number of accumulation units outstanding at end of period                  653,475     740,624      784,788     715,123     738,551
ING VP FINANCIAL SERVICES
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.03
AUV at end of period                                                        $11.09
Number of accumulation units outstanding at end of period                   31,070
ING VP INDEX PLUS LARGECAP
(Fund first available during August 2003)
AUV at beginning of period                                                   $8.94      $10.00
AUV at end of period                                                         $9.71       $8.94
Number of accumulation units outstanding at end of period                  199,344      65,973

                                                                              1999        1998         1997        1996        1995
                                                                              ----        ----         ----        ----        ----
ING SALOMON BROTHERS INVESTORS
(Fund first available during February 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during October 1995)
AUV at beginning of period                                                  $20.23      $19.40       $17.08      $14.91       $14.47
AUV at end of period                                                        $21.29      $20.23       $19.40      $17.08       $14.91
Number of accumulation units outstanding at end of period                3,304,307   2,780,652    1,766,390     952,517      184,364
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during October 1995)
AUV at beginning of period                                                  $21.61       $20.28      $17.54      $16.38       $15.78
AUV at end of period                                                        $21.12       $21.61      $20.28      $17.54       $16.38
Number of accumulation units outstanding at end of period                2,523,887    1,980,778   1,485,966   1,117,238      370,515
ING UBS U.S. BALANCED
(Fund first available during November 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VAN KAMPEN EQUITY GROWTH
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during October 1995)
AUV at beginning of period                                                  $22.43       $19.96      $15.62      $13.15       $12.09
AUV at end of period                                                        $25.59       $22.43      $19.96      $15.62       $13.15
Number of accumulation units outstanding at end of period               10,160,317    7,386,288   3,706,709   1,663,079      300,820
ING VAN KAMPEN REAL ESTATE
(Fund first available during October 1995)
AUV at beginning of period                                                  $21.42       $25.14      $20.79      $15.61       $14.76
AUV at end of period                                                        $20.28       $21.42      $25.14      $20.79       $15.61
Number of accumulation units outstanding at end of period                  742,364      914,501     897,320     384,928       61,143
ING VP FINANCIAL SERVICES
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VP INDEX PLUS LARGECAP
(Fund first available during August 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period

                                      A21
Access - 134793

                                                                              2004          2003        2002        2001       2000
                                                                              ----          ----        ----        ----       ----
ING VP INDEX PLUS MIDCAP
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.09
AUV at end of period                                                        $11.25
Number of accumulation units outstanding at end of period                   66,748
ING VP INDEX PLUS SMALLCAP
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.06
AUV at end of period                                                        $11.71
Number of accumulation units outstanding at end of period                   53,654
ING VP INTERMEDIATE BOND
(Fund first available during May 2002)
AUV at beginning of period                                                  $11.10      $10.63       $10.00
AUV at end of period                                                        $11.43      $11.10       $10.63
Number of accumulation units outstanding at end of period                  433,079     314,718      290,354
ING VP MAGNACAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $9.11       $7.08        $9.34      $10.00
AUV at end of period                                                         $9.78       $9.11        $7.08       $9.34
Number of accumulation units outstanding at end of period                   42,056      47,646       20,062       7,517
ING VP MIDCAP OPPORTUNITIES
(Fund first available during April 2004)
AUV at beginning of period                                                   $7.11
AUV at end of period                                                         $7.47
Number of accumulation units outstanding at end of period                   72,972
ING VP SMALLCAP OPPORTUNITIES
(Fund first available during May 2001)
AUV at beginning of period                                                   $6.28       $4.61        $8.32      $10.00
AUV at end of period                                                         $6.80       $6.28        $4.61       $8.32
Number of accumulation units outstanding at end of period                  208,033     269,277      139,362      61,322
ING VP WORLDWIDE GROWTH
(Fund first available during May 2000)
AUV at beginning of period                                                   $6.59       $5.19        $7.01       $8.75      $10.00
AUV at end of period                                                         $7.10       $6.59        $5.19       $7.01       $8.75
Number of accumulation units outstanding at end of period                  108,249     116,479      142,058     112,981      21,575
JENNISON PORTFOLIO
(Fund first available during November 2001)
AUV at beginning of period                                                   $5.43       $4.26        $6.28       $7.84      $10.00
AUV at end of period                                                         $5.84       $5.43        $4.26       $6.28       $7.84
Number of accumulation units outstanding at end of period                  314,031     309,725      322,010     417,346      64,129
PIMCO STOCKSPLUS GROWTH & INCOME
(Fund first available during May 1998)
AUV at beginning of period                                                  $10.26       $7.99       $10.18      $11.67      $13.10
AUV at end of period                                                        $11.19      $10.26        $7.99      $10.18      $11.67
Number of accumulation units outstanding at end of period                2,200,913   2,681,601    3,392,261   4,054,658   4,659,705
PIONEER FUND VCT
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.06       $7.46        $9.38      $10.00
AUV at end of period                                                         $9.89       $9.06        $7.46       $9.38
Number of accumulation units outstanding at end of period                  174,306     258,851      144,234      14,633

                                                                              1999        1998         1997        1996        1995
                                                                              ----        ----         ----        ----        ----
ING VP INDEX PLUS MIDCAP
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VP INDEX PLUS SMALLCAP
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VP INTERMEDIATE BOND
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VP MAGNACAP
(Fund first available during May 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES
(Fund first available during April 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VP SMALLCAP OPPORTUNITIES
(Fund first available during May 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VP WORLDWIDE GROWTH
(Fund first available during May 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
JENNISON PORTFOLIO
(Fund first available during November 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
PIMCO STOCKSPLUS GROWTH & INCOME
(Fund first available during May 1998)
AUV at beginning of period                                                  $11.10       $10.00
AUV at end of period                                                        $13.10       $11.10
Number of accumulation units outstanding at end of period                4,371,570      942,738
PIONEER FUND VCT
(Fund first available during November 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period

                                      A22
Access - 134793

                                                                              2004          2003        2002        2001       2000
                                                                              ----          ----        ----        ----       ----
PIONEER MID CAP VALUE VCT
(Fund first available during November 2001)
AUV at beginning of period                                                  $12.61       $9.35       $10.71      $10.00
AUV at end of period                                                        $15.12      $12.61        $9.35      $10.71
Number of accumulation units outstanding at end of period                  781,910     597,101      509,210      27,109
PROFUND VP BULL
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.22       $6.65        $8.89      $10.00
AUV at end of period                                                         $8.81       $8.22        $6.65       $8.89
Number of accumulation units outstanding at end of period                  394,140     354,864      194,394     256,467
PROFUND VP EUROPE 30
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.24       $6.04        $8.26      $10.00
AUV at end of period                                                         $9.28       $8.24        $6.04       $8.26
Number of accumulation units outstanding at end of period                  148,329     147,115      156,756       5,726
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period                                                   $9.36      $10.00
AUV at end of period                                                         $8.21       $9.36
Number of accumulation units outstanding at end of period                  175,899     137,981
PROFUND VP SMALL CAP
(Fund first available during October 2003)
AUV at beginning of period                                                  $10.11       $7.19        $9.42      $10.00
AUV at end of period                                                        $11.62      $10.11        $7.19       $9.42
Number of accumulation units outstanding at end of period                  338,300     424,034      269,440      67,787
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during October 2000)
AUV at beginning of period                                                   $5.62       $4.10        $5.40       $8.56      $10.00
AUV at end of period                                                         $6.42       $5.62        $4.10       $5.40       $8.56
Number of accumulation units outstanding at end of period                  238,995     188,212      120,333     101,972      64,843

                                                                              1999        1998         1997        1996        1995
                                                                              ----        ----         ----        ----        ----
PIONEER MID CAP VALUE VCT
(Fund first available during November 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
PROFUND VP BULL
(Fund first available during May 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
PROFUND VP EUROPE 30
(Fund first available during May 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
PROFUND VP SMALL CAP
(Fund first available during October 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during October 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period

                                                                              2004        2003         2002        2001         2000
                                                                              ----        ----         ----        ----         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.60%

AIM VI DENT DEMOGRAPHIC TRENDS
(Fund first available during September 1996)
AUV at beginning of period                                                   $9.90       $7.32       $10.99      $10.00
AUV at end of period                                                        $10.51       $9.90        $7.32      $10.99
Number of accumulation units outstanding at end of period                   78,789      74,556       25,793       1,821
AIM VI FINANCIAL SERVICES FUND
(Fund first available during September 1996)
AUV at beginning of period                                                   $9.99       $7.83        $9.36      $10.00
AUV at end of period                                                        $10.68       $9.99        $7.83       $9.36
Number of accumulation units outstanding at end of period                   41,949      45,810       44,676       8,703

                                      A23
Access - 134793

                                                                              2004        2003         2002        2001         2000
                                                                              ----        ----         ----        ----         ----
AIM VI HEALTH SCIENCES FUND
(Fund first available during September 1996)
AUV at beginning of period                                                   $9.59       $7.63       $10.26      $10.00
AUV at end of period                                                        $10.15       $9.59        $7.63      $10.26
Number of accumulation units outstanding at end of period                   71,680     105,120       35,810       3,133
AIM VI LEISURE FUND
(Fund first available during May 1998)
AUV at beginning of period                                                  $10.67       $8.43       $10.00
AUV at end of period                                                        $11.91      $10.67        $8.43
Number of accumulation units outstanding at end of period                   36,825      57,182        1,464
AIM VI UTILITIES FUND
(Fund first available during September 1996)
AUV at beginning of period                                                   $7.34       $6.35        $8.10      $10.00
AUV at end of period                                                         $8.93       $7.34        $6.35       $8.10
Number of accumulation units outstanding at end of period                  146,548      99,200       18,052         960
COLONIAL SMALL CAP VALUE
(Fund first available during November 2003)
AUV at beginning of period                                                  $13.83      $10.00
AUV at end of period                                                        $16.68      $13.83
Number of accumulation units outstanding at end of period                   99,516      21,739
FIDELITY VIP EQUITY - INCOME
(Fund first available during May 1998)
AUV at beginning of period                                                   $9.99       $7.81        $9.58      $10.00
AUV at end of period                                                        $10.94       $9.99        $7.81       $9.58
Number of accumulation units outstanding at end of period                  336,555     175,077       70,102          --
FIDELITY VIP GROWTH
(Fund first available during May 1998)
AUV at beginning of period                                                   $8.29       $6.35        $9.26      $10.00
AUV at end of period                                                         $8.41       $8.29        $6.35       $9.26
Number of accumulation units outstanding at end of period                  260,765     161,545       69,148          --
ING AIM MID CAP GROWTH
(Fund first available during October 1993)
AUV at beginning of period                                                  $13.83       $9.75       $14.50      $18.70       $21.56
AUV at end of period                                                        $14.64      $13.83        $9.75      $14.50       $18.70
Number of accumulation units outstanding at end of period                  579,707     680,329      748,019   1,052,847    1,149,145
ING ALLIANCE MID CAP GROWTH
(Fund first available during October 1993)
AUV at beginning of period                                                  $16.37       $9.96       $14.47      $17.04       $20.01
AUV at end of period                                                        $19.25      $16.37        $9.96      $14.47       $17.04
Number of accumulation units outstanding at end of period                  561,409     691,122      749,731     826,424      740,611
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.76      $10.00
AUV at end of period                                                        $11.85      $10.76
Number of accumulation units outstanding at end of period                  889,397     141,174
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.98      $10.00
AUV at end of period                                                        $11.86      $10.98
Number of accumulation units outstanding at end of period                  944,765     179,926

                                      A24
Access - 134793

                                                                              2004        2003         2002        2001         2000
                                                                              ----        ----         ----        ----         ----
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                  $11.61      $10.00
AUV at end of period                                                        $13.55      $11.61
Number of accumulation units outstanding at end of period                  358,029      74,169
ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during October 1993)
AUV at beginning of period                                                  $10.07       $7.48        $9.98      $10.53       $10.00
AUV at end of period                                                        $10.83      $10.07        $7.48       $9.98       $10.53
Number of accumulation units outstanding at end of period                1,278,020   1,352,701    1,328,529   1,370,681      942,003
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during October 1993)
AUV at beginning of period                                                  $18.11      $13.50       $17.19      $19.83       $22.04
AUV at end of period                                                        $19.77      $18.11       $13.50      $17.19       $19.83
Number of accumulation units outstanding at end of period                  519,725     583,925      629,168     726,954      648,150
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during October 1993)
AUV at beginning of period                                                  $17.89      $12.95       $17.66      $18.21       $23.54
AUV at end of period                                                        $18.92      $17.89       $12.95      $17.66       $18.21
Number of accumulation units outstanding at end of period                  824,289     933,034    1,000,667   1,205,577    1,058,396
ING DEVELOPING WORLD
(Fund first available during October 1993)
AUV at beginning of period                                                   $8.91       $6.17        $7.02       $7.54       $11.63
AUV at end of period                                                        $10.32       $8.91        $6.17       $7.02        $7.54
Number of accumulation units outstanding at end of period                  387,272     459,146      474,427     673,091      609,636
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during October 1993)
AUV at beginning of period                                                  $18.16      $14.74       $18.06      $19.20       $17.35
AUV at end of period                                                        $20.53      $18.16       $14.74      $18.06       $19.20
Number of accumulation units outstanding at end of period                  251,124     266,586      259,140     252,946      143,195
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.95
AUV at end of period                                                         $9.89
Number of accumulation units outstanding at end of period                   66,820
ING EVERGREEN OMEGA
(Fund first available during June 2004)
AUV at beginning of period                                                  $10.15
AUV at end of period                                                        $10.47
Number of accumulation units outstanding at end of period                    3,177
ING FMRSM DIVERSIFIED MID-CAP
(Fund first available during October 1995)
AUV at beginning of period                                                   $9.45       $7.20        $9.07       $9.87       $10.00
AUV at end of period                                                        $11.55       $9.45        $7.20       $9.07        $9.87
Number of accumulation units outstanding at end of period                  291,957     241,130      239,616     264,852       80,992
ING GET FUND - SERIES T
(Fund first available during October 2000)
AUV at beginning of period                                                  $10.44      $10.07       $10.00
AUV at end of period                                                        $10.49      $10.44       $10.07
Number of accumulation units outstanding at end of period                  938,109   1,117,865    1,558,992

                                      A25
Access - 134793

                                                                              2004        2003         2002        2001         2000
                                                                              ----        ----         ----        ----         ----
ING GET FUND - SERIES U
(Fund first available during May 2001)
AUV at beginning of period                                                  $10.53      $10.00       $10.00
AUV at end of period                                                        $10.66      $10.53
Number of accumulation units outstanding at end of period                1,360,586   1,896,117           --
ING GET FUND - SERIES V
(Fund first available during June 2003)
AUV at beginning of period                                                   $9.72      $10.00
AUV at end of period                                                         $9.74       $9.72
Number of accumulation units outstanding at end of period                2,164,902   2,946,385
ING GET U.S. CORE PORTFOLIO - SERIES 1
(Fund first available during June 2003)
AUV at beginning of period                                                  $10.24      $10.00
AUV at end of period                                                        $10.37      $10.24
Number of accumulation units outstanding at end of period                1,566,885   2,023,884
ING GET U.S. CORE PORTFOLIO - SERIES 2
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.03      $10.00
AUV at end of period                                                        $10.18      $10.03
Number of accumulation units outstanding at end of period                1,555,671   1,906,764
ING GET U.S. CORE PORTFOLIO - SERIES 3
(Fund first available during December 2003)
AUV at beginning of period                                                  $10.00      $10.00
AUV at end of period                                                         $9.92      $10.00
Number of accumulation units outstanding at end of period                1,548,880      99,989
ING GET U.S. CORE PORTFOLIO - SERIES 4
(Fund first available during April 2004)
AUV at beginning of period                                                   $9.99
AUV at end of period                                                        $10.36
Number of accumulation units outstanding at end of period                  774,486
ING GET U.S. CORE PORTFOLIO - SERIES 5
(Fund first available during June 2004)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                        $10.46
Number of accumulation units outstanding at end of period                  549,654
ING GET U.S. CORE PORTFOLIO - SERIES 6
(Fund first available during September 2004)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                        $10.07
Number of accumulation units outstanding at end of period                  388,096
ING GET U.S. CORE PORTFOLIO - SERIES 7
(Fund first available during December 2004)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                        $10.00
Number of accumulation units outstanding at end of period                    1,112
ING GOLDMAN SACHS TOLLKEEPER
(Fund first available during January 1996)
AUV at beginning of period                                                   $6.43       $4.63        $7.61      $10.00
AUV at end of period                                                         $7.05       $6.43        $4.63       $7.61
Number of accumulation units outstanding at end of period                   89,509      96,372       18,672      12,070

                                      A26
Access - 134793

                                                                              2004        2003         2002        2001         2000
                                                                              ----        ----         ----        ----         ----
ING HARD ASSETS
(Fund first available during October 1993)
AUV at beginning of period                                                  $20.44      $13.64       $13.76      $15.91       $15.85
AUV at end of period                                                        $21.40      $20.44       $13.64      $13.76       $15.91
Number of accumulation units outstanding at end of period                   89,495     101,132       62,771      22,850       17,608
ING INTERNATIONAL
(Fund first available during February 1997)
AUV at beginning of period                                                   $9.04       $7.11        $8.62      $11.34       $14.93
AUV at end of period                                                        $10.39       $9.04        $7.11       $8.62       $11.34
Number of accumulation units outstanding at end of period                  521,139     588,683      700,470     812,676      804,897
ING JANUS SPECIAL EQUITY
(Fund first available during October 1995)
AUV at beginning of period                                                   $8.95       $6.05        $8.30       $8.88       $10.00
AUV at end of period                                                        $10.32       $8.95        $6.05       $8.30        $8.88
Number of accumulation units outstanding at end of period                  110,170     169,752      123,276     132,268       66,473
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during October 1993)
AUV at beginning of period                                                  $18.99      $14.72       $21.15      $24.70       $29.09
AUV at end of period                                                        $21.04      $18.99       $14.72      $21.15       $24.70
Number of accumulation units outstanding at end of period                  540,898     633,989      692,997     938,385      847,242
ING JPMORGAN  INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                  $11.87      $10.00
AUV at end of period                                                        $13.85      $11.87
Number of accumulation units outstanding at end of period                   57,376       7,837
ING JPMORGAN SMALL CAP  EQUITY
(Fund first available during May 1998)
AUV at beginning of period                                                  $10.35       $7.83       $10.00
AUV at end of period                                                        $13.63      $10.35        $7.83
Number of accumulation units outstanding at end of period                  190,713      72,864       14,675
ING JULIUS BAER FOREIGN
(Fund first available during May 1998)
AUV at beginning of period                                                  $10.60       $8.21       $10.00
AUV at end of period                                                        $12.30      $10.60        $8.21
Number of accumulation units outstanding at end of period                  135,743      26,857        4,278
ING LEGG MASON VALUE
(Fund first available during October 1995)
AUV at beginning of period                                                   $8.46       $7.02        $8.85       $9.94       $10.00
AUV at end of period                                                         $9.48       $8.46        $7.02       $8.85        $9.94
Number of accumulation units outstanding at end of period                  360,928     328,257      315,170     295,864      128,409
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during June 2004)
AUV at beginning of period                                                  $10.11
AUV at end of period                                                        $11.25
Number of accumulation units outstanding at end of period                  149,185
ING LIFESTYLE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.17
AUV at end of period                                                        $11.13
Number of accumulation units outstanding at end of period                  657,713

                                      A27
Access - 134793

                                                                              2004        2003         2002        2001         2000
                                                                              ----        ----         ----        ----         ----
ING LIFESTYLE MODERATE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.83
AUV at end of period                                                        $10.95
Number of accumulation units outstanding at end of period                  815,113
ING LIFESTYLE MODERATE
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.87
AUV at end of period                                                        $10.81
Number of accumulation units outstanding at end of period                  490,308
ING LIMITED MATURITY BOND
(Fund first available during October 1993)
AUV at beginning of period                                                  $19.77      $19.53       $18.51      $17.29       $16.28
AUV at end of period                                                        $19.72      $19.77       $19.53      $18.51       $17.29
Number of accumulation units outstanding at end of period                  393,676     614,146      629,611     497,060      321,370
ING LIQUID ASSETS
(Fund first available during October 1993)
AUV at beginning of period                                                  $15.20      $15.33       $15.36      $15.03       $14.45
AUV at end of period                                                        $15.10      $15.20       $15.33      $15.36       $15.03
Number of accumulation units outstanding at end of period                1,131,572   1,702,971    2,297,033   2,858,557    2,183,030
ING MARSICO GROWTH
(Fund first available during October 1993)
AUV at beginning of period                                                  $13.55      $10.37       $14.97      $21.80       $28.95
AUV at end of period                                                        $14.99      $13.55       $10.37      $14.97       $21.80
Number of accumulation units outstanding at end of period                1,835,266   2,163,884    2,302,847   3,005,289    3,020,949
ING MERCURY FOCUS VALUE
(Fund first available during May 1998)
AUV at beginning of period                                                  $10.79       $8.36       $10.00
AUV at end of period                                                        $11.84      $10.79        $8.36
Number of accumulation units outstanding at end of period                   34,491      24,096       22,198
ING MERCURY LARGE CAP GROWTH
(Fund first available during May 1998)
AUV at beginning of period                                                   $9.95       $7.96       $10.00
AUV at end of period                                                        $10.88       $9.95        $7.96
Number of accumulation units outstanding at end of period                    5,665       4,515          755
ING MFS MID CAP GROWTH
(Fund first available during October 1993)
AUV at beginning of period                                                  $21.64      $15.81       $31.38      $41.76      $38.25
AUV at end of period                                                        $24.50      $21.64       $15.81      $31.38      $41.76
Number of accumulation units outstanding at end of period                  805,419     975,307    1,067,108   1,323,824   1,290,685
ING MFS TOTAL RETURN
(Fund first available during October 1993)
AUV at beginning of period                                                  $21.73      $18.91       $20.25      $20.48      $17.32
AUV at end of period                                                        $23.76      $21.73       $18.91      $20.25      $20.48
Number of accumulation units outstanding at end of period                  911,027     932,450      859,682     856,471     597,315
ING OPPENHEIMER MAIN STREET
(Fund first available during October 1993)
AUV at beginning of period                                                  $18.24      $14.88       $20.13      $26.05      $26.72
AUV at end of period                                                        $20.26      $18.24       $14.88      $20.13      $26.05
Number of accumulation units outstanding at end of period                  631,569     726,673      838,520   1,029,431     973,963

                                      A28
Access - 134793

                                                                              2004        2003         2002        2001         2000
                                                                              ----        ----         ----        ----         ----
ING PIMCO CORE BOND
(Fund first available during October 1993)
AUV at beginning of period                                                  $12.88      $12.49       $11.68      $11.59      $11.35
AUV at end of period                                                        $13.29      $12.88       $12.49      $11.68      $11.59
Number of accumulation units outstanding at end of period                  773,578     642,677      689,475     227,627     150,099
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                        $10.81
Number of accumulation units outstanding at end of period                1,090,509
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.81      $10.00
AUV at end of period                                                        $11.64      $10.81
Number of accumulation units outstanding at end of period                   57,728      10,182
ING SALOMON BROTHERS ALL CAP
(Fund first available during October 1993)
AUV at beginning of period                                                  $11.61       $8.50       $11.60      $11.57      $10.00
AUV at end of period                                                        $12.32      $11.61        $8.50      $11.60      $11.57
Number of accumulation units outstanding at end of period                  741,658     920,674      957,912   1,200,300     819,316
ING SALOMON BROTHERS INVESTORS
(Fund first available during October 1993)
AUV at beginning of period                                                  $10.36       $8.02       $10.59      $11.24      $10.00
AUV at end of period                                                        $11.21      $10.36        $8.02      $10.59      $11.24
Number of accumulation units outstanding at end of period                  257,974     292,659      330,088     353,861     202,765
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during October 1993)
AUV at beginning of period                                                  $33.45      $27.14       $27.45      $25.38      $20.54
AUV at end of period                                                        $38,38      $33.45       $27.14      $27.45      $25.38
Number of accumulation units outstanding at end of period                  678,514     662,358      639,977     495,196     185,069
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during October 1993)
AUV at beginning of period                                                  $24.46      $19.86       $23.25      $23.31      $19.85
AUV at end of period                                                        $27.65      $24.46       $19.86      $23.25      $23.31
Number of accumulation units outstanding at end of period                  450,758     372,504      375,191     398,072     225,138
ING UBS U.S. BALANCED
(Fund first available during November 2003)
AUV at beginning of period                                                   $8.40       $7.23
AUV at end of period                                                         $9.16       $8.40
Number of accumulation units outstanding at end of period                  234,438     190,069
ING VAN KAMPEN EQUITY GROWTH
(Fund first available during May 1998)
AUV at beginning of period                                                   $9.50       $7.81       $10.00
AUV at end of period                                                        $10.04       $9.50        $7.81
Number of accumulation units outstanding at end of period                   50,842      47,311       16,318
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available during May 1998)
AUV at beginning of period                                                  $10.97       $8.83       $10.00
AUV at end of period                                                        $12.17      $10.97        $8.83
Number of accumulation units outstanding at end of period                   57,922      55,092       27,705

                                      A29
Access - 134793

                                                                              2004        2003         2002        2001         2000
                                                                              ----        ----         ----        ----         ----
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during October 1993)
AUV at beginning of period                                                  $22.44      $17.83       $21.26      $24.54      $25.28
AUV at end of period                                                        $25.19      $22.44       $17.83      $21.26      $24.54
Number of accumulation units outstanding at end of period                  444,724     456,690      478,280     529,164     440,779
ING VAN KAMPEN REAL ESTATE
(Fund first available during October 1993)
AUV at beginning of period                                                  $36.92      $27.24       $27.63      $25.97      $20.30
AUV at end of period                                                        $50.05      $36.92       $27.24      $27.63      $25.97
Number of accumulation units outstanding at end of period                  166,268     168,123      149,145     107,794      86,644
ING VP FINANCIAL SERVICES
(Fund first available during June 2004)
AUV at beginning of period                                                  $10.09
AUV at end of period                                                        $11.08
Number of accumulation units outstanding at end of period                   10,634
ING VP INDEX PLUS LARGECAP
(Fund first available during August 2003)
AUV at beginning of period                                                   $8.93       $7.21
AUV at end of period                                                         $9.69       $8.93
Number of accumulation units outstanding at end of period                  247,034      68,649
ING VP INDEX PLUS MIDCAP
(Fund first available during November 2003)
AUV at beginning of period                                                  $11.09       $8.53
AUV at end of period                                                        $12.69      $11.09
Number of accumulation units outstanding at end of period                  364,096     139,798
ING VP INDEX PLUS SMALLCAP
(Fund first available during November 2003)
AUV at beginning of period                                                  $11.48       $8.59
AUV at end of period                                                        $13.76      $11.48
Number of accumulation units outstanding at end of period                  318,576     139,269
ING VP INTERMEDIATE BOND
(Fund first available during May 1998)
AUV at beginning of period                                                  $11.09      $10.63       $10.00
AUV at end of period                                                        $11.41      $11.09       $10.63
Number of accumulation units outstanding at end of period                  141,536      76,855       48,128
ING VP MAGNACAP
(Fund first available during January 1996)
AUV at beginning of period                                                   $9.10       $7.08        $9.34      $10.00
AUV at end of period                                                         $9.76       $9.10        $7.08       $9.34
Number of accumulation units outstanding at end of period                   60,893      56,265       17,210       4,692
ING VP MIDCAP OPPORTUNITIES
(Fund first available during April 2004)
AUV at beginning of period                                                   $7.10
AUV at end of period                                                         $7.46
Number of accumulation units outstanding at end of period                   28,055
ING VP SMALLCAP OPPORTUNITIES
(Fund first available during January 1996)
AUV at beginning of period                                                   $6.27       $4.61        $8.32      $10.00
AUV at end of period                                                         $6.78       $6.27        $4.61       $8.32
Number of accumulation units outstanding at end of period                   95,913     106,296       48,063      59,196

                                      A30
Access - 134793

                                                                              2004        2003         2002        2001         2000
                                                                              ----        ----         ----        ----         ----
ING VP WORLDWIDE GROWTH
(Fund first available during January 1995)
AUV at beginning of period                                                   $6.58       $5.18        $7.00       $8.74      $10.00
AUV at end of period                                                         $7.09       $6.58        $5.18       $7.00       $8.74
Number of accumulation units outstanding at end of period                  101,884     123,771      116,508     135,472      85,307
JENNISON PORTFOLIO
(Fund first available during January 1995)
AUV at beginning of period                                                   $5.42       $4.25        $6.27       $7.84       $10.00
AUV at end of period                                                         $5.83       $5.42        $4.25       $6.27        $7.84
Number of accumulation units outstanding at end of period                  216,325     204,235      222,330     244,934       92,165
PIMCO STOCKSPLUS GROWTH & INCOME
(Fund first available during October 1993)
AUV at beginning of period                                                  $10.23       $7.97       $10.16      $11.66       $12.49
AUV at end of period                                                        $11.15      $10.23        $7.97      $10.16       $11.66
Number of accumulation units outstanding at end of period                  330,928     390,278      562,721     614,802      624,891
PIONEER FUND VCT
(Fund first available during September 1996)
AUV at beginning of period                                                   $9.05       $7.45        $9.38      $10.00
AUV at end of period                                                         $9.88       $9.05        $7.45       $9.38
Number of accumulation units outstanding at end of period                  116,943      73,198       62,576       4,756
PIONEER MID CAP VALUE VCT
(Fund first available during September 1996)
AUV at beginning of period                                                  $12.60       $9.34       $10.71      $10.00
AUV at end of period                                                        $15.10      $12.60        $9.34      $10.71
Number of accumulation units outstanding at end of period                  282,809     146,268      113,225       4,960
PROFUND VP BULL
(Fund first available during January 1996)
AUV at beginning of period                                                   $8.21       $6.64        $8.88      $10.00
AUV at end of period                                                         $8.79       $8.21        $6.64       $8.88
Number of accumulation units outstanding at end of period                  236,229     123,574      117,319     117,895
PROFUND VP EUROPE 30
(Fund first available during January 1996)
AUV at beginning of period                                                   $8.23       $6.03        $8.26      $10.00
AUV at end of period                                                         $9.26       $8.23        $6.03       $8.26
Number of accumulation units outstanding at end of period                   77,158      71,708       42,457       4,340
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period                                                   $9.36      $10.00
AUV at end of period                                                         $8.21       $9.36
Number of accumulation units outstanding at end of period                  213,853       6,865
PROFUND VP SMALL CAP
(Fund first available during January 1996)
AUV at beginning of period                                                  $10.10       $7.19        $9.42      $10.00
AUV at end of period                                                        $11.60      $10.10        $7.19       $9.42
Number of accumulation units outstanding at end of period                  207,857     251,400       72,217      43,781
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during October 1995)
AUV at beginning of period                                                   $5.61       $4.10        $5.40       $8.56       $10.00
AUV at end of period                                                         $6.41       $5.61        $4.10       $5.40        $8.56
Number of accumulation units outstanding at end of period                  222,033     110,259       46,748      42,844       58,710

                                      A31
Access - 134793

                                                                              2004          2003        2002        2001
                                                                              ----          ----        ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.70%

AIM VI DENT DEMOGRAPHIC TRENDS
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.87       $7.32       $10.99      $10.00
AUV at end of period                                                        $10.47       $9.87        $7.32      $10.99
Number of accumulation units outstanding at end of period                  422,835     496,353       94,533      51,753
AIM VI FINANCIAL SERVICES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.97       $7.82        $9.35      $10.00
AUV at end of period                                                        $10.65       $9.97        $7.82       $9.35
Number of accumulation units outstanding at end of period                  303,403     377,242      182,156      45,911
AIM VI HEALTH SCIENCES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.57       $7.62       $10.26      $10.00
AUV at end of period                                                        $10.12       $9.57        $7.62      $10.26
Number of accumulation units outstanding at end of period                  680,480     703,869      493,958     367,187
AIM VI LEISURE FUND
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.65       $8.42       $10.00
AUV at end of period                                                        $11.87      $10.65        $8.42
Number of accumulation units outstanding at end of period                  237,033     155,027       30,007
AIM VI UTILITIES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $7.32       $6.34        $8.10      $10.00
AUV at end of period                                                         $8.89       $7.32        $6.34       $8.10
Number of accumulation units outstanding at end of period                  726,083     376,280      103,374       6,689
COLONIAL SMALL CAP VALUE
(Fund first available during November 2003)
AUV at beginning of period                                                  $13.82      $10.00
AUV at end of period                                                        $16.65      $13.82
Number of accumulation units outstanding at end of period                  926,655     203,540
FIDELITY VIP EQUITY - INCOME
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.97       $7.80        $9.58
AUV at end of period                                                        $10.90       $9.97        $7.80
Number of accumulation units outstanding at end of period                1,224,611     881,408      338,456
FIDELITY VIP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $8.27       $6.34        $9.26
AUV at end of period                                                         $8.38       $8.27        $6.34
Number of accumulation units outstanding at end of period                1,884,667   1,487,203      256,321
ING AIM MID CAP GROWTH
(Fund first available during October 1997)
AUV at beginning of period                                                  $13.72       $9.68       $14.41      $18.60
AUV at end of period                                                        $14.50      $13.72        $9.68      $14.41
Number of accumulation units outstanding at end of period                2,201,703   2,492,964    2,578,304   3,613,809

                                                                              2000        1999         1998        1997
                                                                              ----        ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.70%

AIM VI DENT DEMOGRAPHIC TRENDS
(Fund first available during November 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
AIM VI FINANCIAL SERVICES FUND
(Fund first available during November 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
AIM VI HEALTH SCIENCES FUND
(Fund first available during November 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
AIM VI LEISURE FUND
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
AIM VI UTILITIES FUND
(Fund first available during November 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
COLONIAL SMALL CAP VALUE
(Fund first available during November 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
FIDELITY VIP EQUITY - INCOME
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
FIDELITY VIP GROWTH
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING AIM MID CAP GROWTH
(Fund first available during October 1997)
AUV at beginning of period                                                  $21.61      $14.07       $14.20      $14.04
AUV at end of period                                                        $18.60      $21.61       $14.07      $14.20
Number of accumulation units outstanding at end of period                4,283,690   3,050,566      827,478      49,579

                                      A32
Access - 134793

                                                                              2004          2003        2002        2001
                                                                              ----          ----        ----        ----
ING ALLIANCE MID CAP GROWTH
(Fund first available during October 1997)
AUV at beginning of period                                                  $16.24       $9.89       $14.38      $16.96
AUV at end of period                                                        $19.08      $16.24        $9.89      $14.38
Number of accumulation units outstanding at end of period                5,372,096   5,800,164    6,139,683   7,379,706
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.76      $10.00
AUV at end of period                                                        $11.84      $10.76
Number of accumulation units outstanding at end of period                4,110,117     964,596
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.98      $10.00
AUV at end of period                                                        $11.85      $10.98
Number of accumulation units outstanding at end of period                3,405,028     801,373
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                  $11.61      $10.00
AUV at end of period                                                        $13.54      $11.61
Number of accumulation units outstanding at end of period                1,408,463     252,100
ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during February 2000)
AUV at beginning of period                                                  $10.03       $7.46        $9.96      $10.52
AUV at end of period                                                        $10.78      $10.03        $7.46       $9.96
Number of accumulation units outstanding at end of period                5,184,712   5,242,836    4,117,977   3,260,905
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during October 1997)
AUV at beginning of period                                                  $17.91      $13.36       $17.03      $19.67
AUV at end of period                                                        $19.53      $17.91       $13.36      $17.03
Number of accumulation units outstanding at end of period                1,445,887   1,425,812    1,143,491     922,271
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during October 1997)
AUV at beginning of period                                                  $17.75      $12.86       $17.55      $18.12
AUV at end of period                                                        $18.75      $17.75       $12.86      $17.55
Number of accumulation units outstanding at end of period                3,617,318   4,195,336    4,163,678   4,881,594
ING DEVELOPING WORLD
(Fund first available during February 1998)
AUV at beginning of period                                                   $8.85       $6.14        $7.00       $7.51
AUV at end of period                                                        $10.25       $8.85        $6.14       $7.00
Number of accumulation units outstanding at end of period                1,481,109   1,492,155    1,283,289   1,380,292
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during October 1997)
AUV at beginning of period                                                  $17.99      $14.61       $17.92      $19.08
AUV at end of period                                                        $20.32      $17.99       $14.61      $17.92
Number of accumulation units outstanding at end of period                1,766,998   1,958,387    2,165,514   2,414,646
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.95
AUV at end of period                                                         $9.89
Number of accumulation units outstanding at end of period                  185,658

                                                                              2000        1999         1998        1997
                                                                              ----        ----         ----        ----
ING ALLIANCE MID CAP GROWTH
(Fund first available during October 1997)
AUV at beginning of period                                                  $20.82      $16.87       $15.32      $15.92
AUV at end of period                                                        $16.96      $20.82       $16.87      $15.32
Number of accumulation units outstanding at end of period                8,274,067   7,450,250    2,741,016     253,937
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during February 2000)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                        $10.52
Number of accumulation units outstanding at end of period                  961,611
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during October 1997)
AUV at beginning of period                                                  $23.42      $14.59       $11.47      $12.34
AUV at end of period                                                        $19.67      $23.42       $14.59      $11.47
Number of accumulation units outstanding at end of period                  565,653     139,357       67,979       3,479
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during October 1997)
AUV at beginning of period                                                  $22.55      $15.23       $12.81      $13.78
AUV at end of period                                                        $18.12      $22.55       $15.23      $12.81
Number of accumulation units outstanding at end of period                4,812,017   3,698,983    1,326,706     106,014
ING DEVELOPING WORLD
(Fund first available during February 1998)
AUV at beginning of period                                                  $11.54       $7.26       $10.00
AUV at end of period                                                         $7.51      $11.54        $7.26
Number of accumulation units outstanding at end of period                1,788,602   1,344,877      111,872
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during October 1997)
AUV at beginning of period                                                  $17.84      $18.06       $18.09      $18.67
AUV at end of period                                                        $19.08      $17.84       $18.06      $18.09
Number of accumulation units outstanding at end of period                2,230,349   1,956,244    1,201,314     118,902
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period

                                      A33
Access - 134793

                                                                              2004          2003        2002        2001
                                                                              ----          ----        ----        ----
ING EVERGREEN OMEGA
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.78
AUV at end of period                                                        $10.46
Number of accumulation units outstanding at end of period                   34,588
ING FMRSM DIVERSIFIED MID-CAP
(Fund first available during October 2000)
AUV at beginning of period                                                   $9.42       $7.18        $9.06       $9.87
AUV at end of period                                                        $11.50       $9.42        $7.18       $9.06
Number of accumulation units outstanding at end of period                1,782,971   1,406,797    1,210,499     722,319
ING GOLDMAN SACHS TOLLKEEPER
(Fund first available during May 2001)
AUV at beginning of period                                                   $6.41       $4.63        $7.60      $10.00
AUV at end of period                                                         $7.02       $6.41        $4.63       $7.60
Number of accumulation units outstanding at end of period                  549,061     559,222      151,985      87,897
ING HARD ASSETS
(Fund first available during October 1997)
AUV at beginning of period                                                  $20.13      $13.45       $13.58      $15.72
AUV at end of period                                                        $21.06      $20.13       $13.45      $13.58
Number of accumulation units outstanding at end of period                1,046,499   1,031,494      968,858     474,626
ING INTERNATIONAL
(Fund first available during October 1997)
AUV at beginning of period                                                   $8.97       $7.07        $8.57      $11.29
AUV at end of period                                                        $10.29       $8.97        $7.07       $8.57
Number of accumulation units outstanding at end of period                3,363,468   3,838,886    4,107,916   4,631,066
ING JANUS SPECIAL EQUITY
(Fund first available during October 2000)
AUV at beginning of period                                                   $8.92       $6.04        $8.29       $8.88
AUV at end of period                                                        $10.27       $8.92        $6.04       $8.29
Number of accumulation units outstanding at end of period                  574,081     553,068      327,690     389,304
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during October 1997)
AUV at beginning of period                                                  $18.77      $14.56       $20.94      $24.48
AUV at end of period                                                        $20.77      $18.77       $14.56      $20.94
Number of accumulation units outstanding at end of period                2,584,522   3,080,079    3,453,225   4,160,509
ING JPMORGAN INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                  $11.86      $10.00
AUV at end of period                                                        $13.84      $11.86
Number of accumulation units outstanding at end of period                  346,462        32,414
ING JPMORGAN SMALL CAP EQUITY
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.33       $7.83       $10.00
AUV at end of period                                                        $13.63      $10.33        $7.83
Number of accumulation units outstanding at end of period                  750,693     498,967      166,809
ING JULIUS BAER FOREIGN
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.59       $8.21       $10.00
AUV at end of period                                                        $12.27      $10.59        $8.21
Number of accumulation units outstanding at end of period                  830,172     189,658       52,606

                                                                              2000        1999         1998        1997
                                                                              ----        ----         ----        ----
ING EVERGREEN OMEGA
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING FMRSM DIVERSIFIED MID-CAP
(Fund first available during October 2000)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                         $9.87
Number of accumulation units outstanding at end of period                  285,263
ING GOLDMAN SACHS TOLLKEEPER
(Fund first available during May 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING HARD ASSETS
(Fund first available during October 1997)
AUV at beginning of period                                                  $16.78      $13.84       $19.99      $23.34
AUV at end of period                                                        $15.72      $16.78       $13.84      $19.99
Number of accumulation units outstanding at end of period                  861,668     565,254      210,821      13,179
ING INTERNATIONAL
(Fund first available during October 1997)
AUV at beginning of period                                                  $15.50      $10.27        $9.92      $11.60
AUV at end of period                                                        $11.29      $15.50       $10.27       $9.92
Number of accumulation units outstanding at end of period                5,326,265   4,663,701    1,736,713      72,955
ING JANUS SPECIAL EQUITY
(Fund first available during October 2000)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                         $8.88
Number of accumulation units outstanding at end of period                  131,190
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during October 1997)
AUV at beginning of period                                                  $29.38      $23.98       $21.65      $21.57
AUV at end of period                                                        $24.48      $29.38       $23.98      $21.65
Number of accumulation units outstanding at end of period                4,496,266   3,574,165    1,023,965      69,625
ING JPMORGAN INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN SMALL CAP EQUITY
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING JULIUS BAER FOREIGN
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period

                                      A34
Access - 134793

                                                                              2004          2003        2002        2001
                                                                              ----          ----        ----        ----
ING LEGG MASON VALUE
(Fund first available during October 2000)
AUV at beginning of period                                                   $8.43       $7.00        $8.84       $9.94
AUV at end of period                                                         $9.44       $8.43        $7.00       $8.84
Number of accumulation units outstanding at end of period                2,237,159   2,181,919    1,909,357   1,431,165
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.60
AUV at end of period                                                        $11.24
Number of accumulation units outstanding at end of period                1,032,927
ING LIFESTYLE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.12
AUV at end of period                                                        $11.12
Number of accumulation units outstanding at end of period                1,790,317
ING LIFESTYLE MODERATE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.09
AUV at end of period                                                        $10.94
Number of accumulation units outstanding at end of period                2,699,958
ING LIFESTYLE MODERATE
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.06
AUV at end of period                                                        $10.80
Number of accumulation units outstanding at end of period                1,351,986
ING LIMITED MATURITY BOND
(Fund first available during October 1997)
AUV at beginning of period                                                  $19.50      $19.29       $18.30      $17.11
AUV at end of period                                                        $19.44      $19.50       $19.29      $18.30
Number of accumulation units outstanding at end of period                2,522,674   3,602,661    4,436,723   3,653,891
ING LIQUID ASSETS
(Fund first available during October 1997)
AUV at beginning of period                                                  $15.02      $15.17       $15.21      $14.90
AUV at end of period                                                        $14.90      $15.02       $15.17      $15.21
Number of accumulation units outstanding at end of period                4,839,983   6,180,281    8,964,021  10,759,451
ING MARSICO GROWTH
(Fund first available during October 1997)
AUV at beginning of period                                                  $13.44      $10.30       $14.88      $21.70
AUV at end of period                                                        $14.86      $13.44       $10.30      $14.88
Number of accumulation units outstanding at end of period                8,870,600  10,340,319   11,094,010  15,394,399
ING MERCURY FOCUS VALUE
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.78       $8.35       $10.00
AUV at end of period                                                        $11.81      $10.78        $8.35
Number of accumulation units outstanding at end of period                  248,219     178,759       94,260
ING MERCURY LARGE CAP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.93       $7.96       $10.00
AUV at end of period                                                        $10.85       $9.93        $7.96
Number of accumulation units outstanding at end of period                  151,830     113,463       44,257

                                                                              2000        1999         1998        1997
                                                                              ----        ----         ----        ----
ING LEGG MASON VALUE
(Fund first available during October 2000)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                         $9.94
Number of accumulation units outstanding at end of period                  283,250
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING LIFESTYLE GROWTH
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING LIFESTYLE MODERATE GROWTH
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING LIFESTYLE MODERATE
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING LIMITED MATURITY BOND
(Fund first available during October 1997)
AUV at beginning of period                                                  $16.15      $16.25       $15.47      $15.29
AUV at end of period                                                        $17.11      $16.15       $16.25      $15.47
Number of accumulation units outstanding at end of period                2,442,971   2,267,799      937,378      19,171
ING LIQUID ASSETS
(Fund first available during October 1997)
AUV at beginning of period                                                  $14.29      $13.88       $13.44      $13.33
AUV at end of period                                                        $14.90      $14.29       $13.88      $13.44
Number of accumulation units outstanding at end of period                7,933,970  11,002,422    3,069,965     370,411
ING MARSICO GROWTH
(Fund first available during October 1997)
AUV at beginning of period                                                  $28.29      $16.16       $12.96      $15.10
AUV at end of period                                                        $21.70      $28.29       $16.16      $12.96
Number of accumulation units outstanding at end of period               18,166,964  15,200,893    2,354,359     238,200
ING MERCURY FOCUS VALUE
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING MERCURY LARGE CAP GROWTH
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period

                                      A35
Access - 134793

                                                                              2004          2003        2002        2001
                                                                              ----          ----        ----        ----
ING MFS MID CAP GROWTH
(Fund first available during October 1997)
AUV at beginning of period                                                  $21.44      $15.68       $31.15      $41.50
AUV at end of period                                                        $24.25      $21.44       $15.68      $31.15
Number of accumulation units outstanding at end of period                3,792,125   4,377,954    4,651,810   5,852,720
ING MFS TOTAL RETURN
(Fund first available during October 1997)
AUV at beginning of period                                                  $21.52      $18.75       $20.10      $20.35
AUV at end of period                                                        $23.51      $21.52       $18.75      $20.10
Number of accumulation units outstanding at end of period                7,728,640   8,577,564    8,722,390   9,559,263
ING OPPENHEIMER MAIN STREET
(Fund first available during October 1997)
AUV at beginning of period                                                  $18.07      $14.76       $19.98      $25.89
AUV at end of period                                                        $20.05      $18.07       $14.76      $19.98
Number of accumulation units outstanding at end of period                4,488,628   5,236,618    6,172,512   7,706,339
ING PIMCO CORE BOND
(Fund first available during October 1997)
AUV at beginning of period                                                  $12.76      $12.39       $11.60      $11.52
AUV at end of period                                                        $13.15      $12.76       $12.39      $11.60
Number of accumulation units outstanding at end of period                4,363,496   4,594,825    4,423,426   1,576,247
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                        $10.80
Number of accumulation units outstanding at end of period                6,965,131
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.80      $10.00
AUV at end of period                                                        $11.62      $10.80
Number of accumulation units outstanding at end of period                  593,956      96,653
ING SALOMON BROTHERS ALL CAP
(Fund first available during February 2000)
AUV at beginning of period                                                  $11.57       $8.47       $11.58      $11.56
AUV at end of period                                                        $12.26      $11.57        $8.47      $11.58
Number of accumulation units outstanding at end of period                3,445,695   3,873,359    3,652,428   3,995,359
ING SALOMON BROTHERS INVESTORS
(Fund first available during February 2000)
AUV at beginning of period                                                  $10.32       $8.00       $10.57      $11.23
AUV at end of period                                                        $11.15      $10.32        $8.00      $10.57
Number of accumulation units outstanding at end of period                1,321,267   1,438,354    1,371,277   1,410,056
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during October 1997)
AUV at beginning of period                                                  $32.94      $26.76       $27.09      $25.07
AUV at end of period                                                        $37.76      $32.94       $26.76      $27.09
Number of accumulation units outstanding at end of period                5,525,149   5,299,315    5,386,259   4,693,130
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during October 1997)
AUV at beginning of period                                                  $24.09      $19.58       $22.94      $23.03
AUV at end of period                                                        $27.21      $24.09       $19.58      $22.94
Number of accumulation units outstanding at end of period                3,691,299   3,460,523    3,360,157   3,203,914

                                                                              2000        1999         1998        1997
                                                                              ----        ----         ----        ----
ING MFS MID CAP GROWTH
(Fund first available during October 1997)
AUV at beginning of period                                                  $39.02      $22.17       $18.36      $18.79
AUV at end of period                                                        $41.50      $39.02       $22.17      $18.36
Number of accumulation units outstanding at end of period                6,423,422   4,433,020    1,235,725      48,347
ING MFS TOTAL RETURN
(Fund first available during October 1997)
AUV at beginning of period                                                  $17.77      $17.49       $15.94      $15.68
AUV at end of period                                                        $20.35      $17.77       $17.49      $15.94
Number of accumulation units outstanding at end of period                9,095,577   9,101,946    3,874,736     152,264
ING OPPENHEIMER MAIN STREET
(Fund first available during October 1997)
AUV at beginning of period                                                  $27.58      $22.59       $18.67      $19.15
AUV at end of period                                                        $25.89      $27.58       $22.59      $18.67
Number of accumulation units outstanding at end of period                8,763,560   8,143,208    3,674,201     162,677
ING PIMCO CORE BOND
(Fund first available during October 1997)
AUV at beginning of period                                                  $11.60      $12.92       $11.75      $11.87
AUV at end of period                                                        $11.52      $11.60       $12.92      $11.75
Number of accumulation units outstanding at end of period                  774,738     619,047      194,008       6,455
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during September 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS ALL CAP
(Fund first available during February 2000)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                        $11.56
Number of accumulation units outstanding at end of period                1,620,720
ING SALOMON BROTHERS INVESTORS
(Fund first available during February 2000)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                        $11.23
Number of accumulation units outstanding at end of period                  234,838
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during October 1997)
AUV at beginning of period                                                  $20.91      $19.90       $19.11      $18.96
AUV at end of period                                                        $25.07      $20.91       $19.90      $19.11
Number of accumulation units outstanding at end of period                3,237,449   3,118,319    1,727,706     108,930
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during October 1997)
AUV at beginning of period                                                  $20.74      $21.26       $19.97      $19.99
AUV at end of period                                                        $23.03      $20.74       $21.26      $19.97
Number of accumulation units outstanding at end of period                2,552,793   2,294,951      744,367      35,954

                                      A36
Access - 134793

                                                                              2004          2003        2002        2001
                                                                              ----          ----        ----        ----
ING UBS U.S. BALANCED
(Fund first available during November 2003)
AUV at beginning of period                                                   $8.37       $7.21
AUV at end of period                                                         $9.12       $8.37
Number of accumulation units outstanding at end of period                1,035,706     699,233
ING VAN KAMPEN EQUITY GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.49       $7.81       $10.00
AUV at end of period                                                        $10.01       $9.49        $7.81
Number of accumulation units outstanding at end of period                  292,550     279,599       62,876
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.96       $8.83       $10.00
AUV at end of period                                                        $12.13      $10.96        $8.83
Number of accumulation units outstanding at end of period                  601,307     396,477      222,557
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during October 1997)
AUV at beginning of period                                                  $22.21      $17.67       $21.08      $24.36
AUV at end of period                                                        $24.91      $22.21       $17.67      $21.08
Number of accumulation units outstanding at end of period                5,937,187   6,539,928    7,350,028   8,865,678
ING VAN KAMPEN REAL ESTATE
(Fund first available during October 1997)
AUV at beginning of period                                                  $36.36      $26.86       $27.27      $25.65
AUV at end of period                                                        $49.24      $36.36       $26.86      $27.27
Number of accumulation units outstanding at end of period                1,054,396   1,057,432      977,818     801,893
ING VP FINANCIAL SERVICES
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.95
AUV at end of period                                                        $11.07
Number of accumulation units outstanding at end of period                   44,625
ING VP INDEX PLUS LARGECAP
(Fund first available during August 2003)
AUV at beginning of period                                                   $8.91      $10.00
AUV at end of period                                                         $9.66       $8.91
Number of accumulation units outstanding at end of period                  515,077     295,431
ING VP INDEX PLUS MIDCAP
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.09
AUV at end of period                                                        $11.24
Number of accumulation units outstanding at end of period                  179,042
ING VP INDEX PLUS SMALLCAP
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.08
AUV at end of period                                                        $11.70
Number of accumulation units outstanding at end of period                  155,689
ING VP INTERMEDIATE BOND
(Fund first available during May 2002)
AUV at beginning of period                                                  $11.07      $10.62       $10.00
AUV at end of period                                                        $11.38      $11.07       $10.62
Number of accumulation units outstanding at end of period                1,363,685     587,973      707,083

                                                                              2000        1999         1998        1997
                                                                              ----        ----         ----        ----
ING UBS U.S. BALANCED
(Fund first available during November 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VAN KAMPEN EQUITY GROWTH
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during October 1997)
AUV at beginning of period                                                  $25.31      $22.22       $19.81      $19.05
AUV at end of period                                                        $24.36      $25.31       $22.22      $19.81
Number of accumulation units outstanding at end of period                9,922,551   9,473,482    4,305,084     179,402
ING VAN KAMPEN REAL ESTATE
(Fund first available during October 1997)
AUV at beginning of period                                                  $19.92      $21.07       $24.76      $24.56
AUV at end of period                                                        $25.65      $19.92       $21.07      $24.76
Number of accumulation units outstanding at end of period                  826,871     554,454      426,516      45,472
ING VP FINANCIAL SERVICES
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VP INDEX PLUS LARGECAP
(Fund first available during August 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VP INDEX PLUS MIDCAP
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VP INDEX PLUS SMALLCAP
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VP INTERMEDIATE BOND
(Fund first available during May 2002)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period

                                      A37
Access - 134793

                                                                              2004          2003        2002        2001
                                                                              ----          ----        ----        ----
ING VP MAGNACAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $9.08       $7.07        $9.33      $10.00
AUV at end of period                                                         $9.72       $9.08        $7.07       $9.33
Number of accumulation units outstanding at end of period                  207,095     202,659      125,575      76,114
ING VP MIDCAP OPPORTUNITIES
(Fund first available during April 2004)
AUV at beginning of period                                                   $7.08
AUV at end of period                                                         $7.43
Number of accumulation units outstanding at end of period                  252,836
ING VP SMALLCAP OPPORTUNITIES
(Fund first available during May 2001)
AUV at beginning of period                                                   $6.25       $4.60        $8.31      $10.00
AUV at end of period                                                         $6.76       $6.25        $4.60       $8.31
Number of accumulation units outstanding at end of period                  833,896     948,468      483,572     188,338
ING VP WORLDWIDE GROWTH
(Fund first available during May 2000)
AUV at beginning of period                                                   $6.56       $5.16        $6.99       $8.74
AUV at end of period                                                         $7.05       $6.56        $5.16       $6.99
Number of accumulation units outstanding at end of period                  456,265     450,252      361,647     247,751
JENNISON PORTFOLIO
(Fund first available during May 2000)
AUV at beginning of period                                                   $5.40       $4.24        $6.26       $7.83
AUV at end of period                                                         $5.80       $5.40        $4.24       $6.26
Number of accumulation units outstanding at end of period                  920,545     902,884      840,344   1,001,520
PIMCO STOCKSPLUS GROWTH & INCOME
(Fund first available during May 1998)
AUV at beginning of period                                                  $10.17       $7.94       $10.12      $11.62
AUV at end of period                                                        $11.08      $10.17        $7.94      $10.12
Number of accumulation units outstanding at end of period                3,420,076   4,207,501    5,327,508   6,170,622
PIONEER FUND VCT
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.03       $7.44        $9.37      $10.00
AUV at end of period                                                         $9.84       $9.03        $7.44       $9.37
Number of accumulation units outstanding at end of period                  647,910     545,156      297,005      27,155
PIONEER MID CAP VALUE VCT
(Fund first available during November 2001)
AUV at beginning of period                                                  $12.57       $9.33       $10.71      $10.00
AUV at end of period                                                        $15.05      $12.57        $9.33      $10.71
Number of accumulation units outstanding at end of period                2,235,420   1,411,357      796,391      55,679
PROFUND VP BULL
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.19       $6.63        $8.88      $10.00
AUV at end of period                                                         $8.76       $8.19        $6.63       $8.88
Number of accumulation units outstanding at end of period                  734,907     548,338      342,070     353,534
PROFUND VP EUROPE 30
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.21       $6.02        $8.25      $10.00
AUV at end of period                                                         $9.23       $8.21        $6.02       $8.25
Number of accumulation units outstanding at end of period                  305,286     538,227      181,953      13,357

                                                                              2000        1999         1998        1997
                                                                              ----        ----         ----        ----
ING VP MAGNACAP
(Fund first available during May 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES
(Fund first available during April 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VP SMALLCAP OPPORTUNITIES
(Fund first available during May 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING VP WORLDWIDE GROWTH
(Fund first available during May 2000)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                         $8.74
Number of accumulation units outstanding at end of period                   28,853
JENNISON PORTFOLIO
(Fund first available during May 2000)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                         $7.83
Number of accumulation units outstanding at end of period                   75,572
PIMCO STOCKSPLUS GROWTH & INCOME
(Fund first available during May 1998)
AUV at beginning of period                                                  $13.06      $11.09       $10.00
AUV at end of period                                                        $11.62      $13.06       $11.09
Number of accumulation units outstanding at end of period                6,920,736   7,321,127    1,911,521
PIONEER FUND VCT
(Fund first available during November 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
PIONEER MID CAP VALUE VCT
(Fund first available during November 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
PROFUND VP BULL
(Fund first available during May 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
PROFUND VP EUROPE 30
(Fund first available during May 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period

                                      A38
Access - 134793

                                                                              2004          2003        2002        2001
                                                                              ----          ----        ----        ----
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period                                                   $9.36      $10.00
AUV at end of period                                                         $8.20       $9.36
Number of accumulation units outstanding at end of period                  347,573     404,098
PROFUND VP SMALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                  $10.07       $7.17        $9.41      $10.00
AUV at end of period                                                        $11.55      $10.07        $7.17       $9.41
Number of accumulation units outstanding at end of period                  936,282   1,076,231      499,606     128,298
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during October 2000)
AUV at beginning of period                                                   $5.59       $4.09        $5.39       $8.56
AUV at end of period                                                         $6.38       $5.59        $4.09       $5.39
Number of accumulation units outstanding at end of period                1,245,152     926,785      393,653     214,255

                                                                               2000       1999         1998        1997
                                                                               ----       ----         ----        ----
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
PROFUND VP SMALL CAP
(Fund first available during May 2001)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during October 2000)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                         $8.56
Number of accumulation units outstanding at end of period                   15,695

                                                                              2004        2003         2002        2001        2000
                                                                              ----        ----         ----        ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.75%

AIM VI DENT DEMOGRAPHIC TRENDS
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.86       $7.31       $10.99      $10.00
AUV at end of period                                                        $10.46       $9.86        $7.31      $10.99
Number of accumulation units outstanding at end of period                  321,989     336,417       76,299       4,183
AIM VI FINANCIAL SERVICES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.95       $7.82        $9.35      $10.00
AUV at end of period                                                        $10.63       $9.95        $7.82       $9.35
Number of accumulation units outstanding at end of period                  301,035     301,666      110,702       3,522
AIM VI HEALTH SCIENCES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.56       $7.61       $10.26      $10.00
AUV at end of period                                                        $10.10       $9.56        $7.61      $10.26
Number of accumulation units outstanding at end of period                  513,581     527,172      271,523      16,016
AIM VI LEISURE FUND
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.64       $8.42       $10.00
AUV at end of period                                                        $11.86      $10.64        $8.42
Number of accumulation units outstanding at end of period                  255,487     231,095       41,608
AIM VI UTILITIES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $7.31       $6.34        $8.09      $10.00
AUV at end of period                                                         $8.88       $7.31        $6.34       $8.09
Number of accumulation units outstanding at end of period                  372,562     249,623       94,266       3,860

                                      A39
Access - 134793

                                                                              2004        2003         2002        2001        2000
                                                                              ----        ----         ----        ----        ----
COLONIAL SMALL CAP VALUE
(Fund first available during November 2003)
AUV at beginning of period                                                  $13.82      $10.00
AUV at end of period                                                        $16.64      $13.82
Number of accumulation units outstanding at end of period                  354,307     159,277
FIDELITY VIP EQUITY - INCOME
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.96       $7.79        $9.57      $10.00
AUV at end of period                                                        $10.88       $9.96        $7.79       $9.57
Number of accumulation units outstanding at end of period                1,163,703     987,940      139,297
FIDELITY VIP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $8.26       $6.34        $9.26      $10.00
AUV at end of period                                                         $8.36       $8.26        $6.34       $9.26
Number of accumulation units outstanding at end of period                1,179,778   1,008,677      138,235
ING AIM MID CAP GROWTH
(Fund first available during February 2000)
AUV at beginning of period                                                  $13.66       $9.64       $14.37      $18.55      $21.42
AUV at end of period                                                        $14.43      $13.66        $9.64      $14.37      $18.55
Number of accumulation units outstanding at end of period                  518,090     542,810      398,841     327,852     149,363
ING ALLIANCE MID CAP GROWTH
(Fund first available during February 2000)
AUV at beginning of period                                                  $16.18       $9.86       $14.34      $16.92      $19.90
AUV at end of period                                                        $19.00      $16.18        $9.86      $14.34      $16.92
Number of accumulation units outstanding at end of period                  841,675     888,765      616,586     395,575     116,196
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.76      $10.00
AUV at end of period                                                        $11.83      $10.76
Number of accumulation units outstanding at end of period                2,291,803     726,382
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.98      $10.00
AUV at end of period                                                        $11.84      $10.98
Number of accumulation units outstanding at end of period                1,977,456     542,973
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                  $11.60      $10.00
AUV at end of period                                                        $13.53      $11.60
Number of accumulation units outstanding at end of period                  865,696     208,539
ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during February 2000)
AUV at beginning of period                                                  $10.01       $7.45        $9.95      $10.51      $10.00
AUV at end of period                                                        $10.75      $10.01        $7.45       $9.95      $10.51
Number of accumulation units outstanding at end of period                3,827,818   3,953,848    2,719,021   1,513,414     177,361
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during February 2000)
AUV at beginning of period                                                  $17.80      $13.29       $16.95      $19.59      $21.80
AUV at end of period                                                        $19.41      $17.80       $13.29      $16.95      $19.59
Number of accumulation units outstanding at end of period                  753,550     805,342      592,153     361,440     138,197

                                      A40
Access - 134793

                                                                              2004        2003         2002        2001        2000
                                                                              ----        ----         ----        ----        ----
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during February 2000)
AUV at beginning of period                                                  $17.68      $12.82       $17.49      $18.07      $23.40
AUV at end of period                                                        $18.67      $17.68       $12.82      $17.49      $18.07
Number of accumulation units outstanding at end of period                1,042,087   1,161,533      857,078     525,394     140,651
ING DEVELOPING WORLD
(Fund first available during February 2000)
AUV at beginning of period                                                   $8.83       $6.13        $6.98       $7.50      $11.60
AUV at end of period                                                        $10.21       $8.83        $6.13       $6.98       $7.50
Number of accumulation units outstanding at end of period                  414,950     410,102      256,922     138,408      35,033
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during February 2000)
AUV at beginning of period                                                  $17.92      $14.56       $17.87      $19.03      $17.21
AUV at end of period                                                        $20.22      $17.92       $14.56      $17.87      $19.03
Number of accumulation units outstanding at end of period                  380,049     406,394      307,027     174,298      10,293
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.03
AUV at end of period                                                         $9.88
Number of accumulation units outstanding at end of period                   78,661
ING EVERGREEN OMEGA
(Fund first available during October 2004)
AUV at beginning of period                                                   $9.58
AUV at end of period                                                        $10.46
Number of accumulation units outstanding at end of period                    4,715
ING FMRSM DIVERSIFIED MID-CAP
(Fund first available during October 2000)
AUV at beginning of period                                                   $9.41       $7.17        $9.05       $9.87      $10.00
AUV at end of period                                                        $11.47       $9.41        $7.17       $9.05       $9.87
Number of accumulation units outstanding at end of period                1,114,410   1,170,476      839,244     335,910      10,627
ING GET FUND - SERIES T
(Fund first available during September 2002)
AUV at beginning of period                                                  $10.42      $10.06       $10.00
AUV at end of period                                                        $10.45      $10.42       $10.06
Number of accumulation units outstanding at end of period                2,072,706   2,451,345      171,909
ING GET FUND - SERIES U
(Fund first available during December 2002)
AUV at beginning of period                                                  $10.51      $10.00       $10.00
AUV at end of period                                                        $10.62      $10.51       $10.00
Number of accumulation units outstanding at end of period                1,542,297   1,761,982           --
ING GET FUND - SERIES V
(Fund first available during June 2003)
AUV at beginning of period                                                   $9.70      $10.00
AUV at end of period                                                         $9.71       $9.70
Number of accumulation units outstanding at end of period                3,367,671   4,476,244
ING GET U.S. CORE PORTFOLIO - SERIES 1
(Fund first available during June 2003)
AUV at beginning of period                                                  $10.23      $10.00
AUV at end of period                                                        $10.35      $10.23
Number of accumulation units outstanding at end of period                1,781,851   2,469,139

                                      A41
Access - 134793

                                                                              2004        2003         2002        2001        2000
                                                                              ----        ----         ----        ----        ----
ING GET U.S. CORE PORTFOLIO - SERIES 2
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.02      $10.00
AUV at end of period                                                        $10.16      $10.02
Number of accumulation units outstanding at end of period                1,379,892   2,272,395
ING GET U.S. CORE PORTFOLIO - SERIES 3
(Fund first available during March 2004)
AUV at beginning of period                                                   $9.99
AUV at end of period                                                         $9.90
Number of accumulation units outstanding at end of period                1,468,124
ING GET U.S. CORE PORTFOLIO - SERIES 4
(Fund first available during June 2004)
AUV at beginning of period                                                   $9.97
AUV at end of period                                                        $10.34
Number of accumulation units outstanding at end of period                  718,630
ING GET U.S. CORE PORTFOLIO - SERIES 5
(Fund first available during September 2004)
AUV at beginning of period                                                   $9.97
AUV at end of period                                                        $10.45
Number of accumulation units outstanding at end of period                  642,995
ING GET U.S. CORE PORTFOLIO - SERIES 6
(Fund first available during September 2004)
AUV at beginning of period                                                   $9.99
AUV at end of period                                                        $10.06
Number of accumulation units outstanding at end of period                  740,976
ING GOLDMAN SACHS TOLLKEEPER
(Fund first available during May 2001)
AUV at beginning of period                                                   $6.40       $4.62        $7.60      $10.00
AUV at end of period                                                         $7.01       $6.40        $4.62       $7.60
Number of accumulation units outstanding at end of period                  389,182     417,880      181,315      69,117
ING HARD ASSETS
(Fund first available during February 2000)
AUV at beginning of period                                                  $19.98      $13.36       $13.49      $15.62      $15.59
AUV at end of period                                                        $20.89      $19.98       $13.36      $13.49      $15.62
Number of accumulation units outstanding at end of period                  330,848     210,633      120,308      30,794      18,820
ING INTERNATIONAL
(Fund first available during December 2001)
AUV at beginning of period                                                   $8.94       $7.04        $8.55      $11.26      $14.84
AUV at end of period                                                        $10.25       $8.94        $7.04       $8.55      $11.26
Number of accumulation units outstanding at end of period                  385,032     522,021      261,177     100,590
ING JANUS SPECIAL EQUITY
(Fund first available during October 2000)
AUV at beginning of period                                                   $8.91       $6.03        $8.29       $8.88      $10.00
AUV at end of period                                                        $10.25       $8.91        $6.03       $8.29       $8.88
Number of accumulation units outstanding at end of period                  293,821     356,949      292,321     197,279       5,866
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during February 2000)
AUV at beginning of period                                                  $18.66      $14.48       $20.84      $24.38      $28.75
AUV at end of period                                                        $20.64      $18.66       $14.48      $20.84      $24.38
Number of accumulation units outstanding at end of period                  494,461     606,017      577,200     446,323     109,154

                                      A42
Access - 134793

                                                                              2004        2003         2002        2001        2000
                                                                              ----        ----         ----        ----        ----
ING JPMORGAN INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                  $11.86      $10.00
AUV at end of period                                                        $13.83      $11.86
Number of accumulation units outstanding at end of period                   95,182      25,758
ING JPMORGAN SMALL CAP EQUITY
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.32       $7.83       $10.00
AUV at end of period                                                        $13.63      $10.32        $7.83
Number of accumulation units outstanding at end of period                  434,570     299,555       72,176
ING JULIUS BAER FOREIGN
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.58       $8.21       $10.00
AUV at end of period                                                        $12.25      $10.58        $8.21
Number of accumulation units outstanding at end of period                  330,064      22,762        9,890
ING LEGG MASON VALUE
(Fund first available during October 2000)
AUV at beginning of period                                                   $8.42       $6.99        $8.83       $9.94      $10.00
AUV at end of period                                                         $9.42       $8.42        $6.99       $8.83       $9.94
Number of accumulation units outstanding at end of period                2,049,535   2,197,627    1,307,256     638,396      21,427
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.19
AUV at end of period                                                        $11.24
Number of accumulation units outstanding at end of period                  175,365
ING LIFESTYLE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.12
AUV at end of period                                                        $11.12
Number of accumulation units outstanding at end of period                  890,382
ING LIFESTYLE MODERATE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.09
AUV at end of period                                                        $10.94
Number of accumulation units outstanding at end of period                  659,396
ING LIFESTYLE MODERATE
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.80
AUV at end of period                                                        $10.80
Number of accumulation units outstanding at end of period                  640,990
ING LIMITED MATURITY BOND
(Fund first available during February 2000)
AUV at beginning of period                                                  $19.32      $19.12       $18.15      $16.97      $16.01
AUV at end of period                                                        $19.25      $19.32       $19.12      $18.15      $16.97
Number of accumulation units outstanding at end of period                  644,003   1,037,485    1,001,053     342,317      73,720
ING LIQUID ASSETS
(Fund first available during February 2000)
AUV at beginning of period                                                  $14.86      $15.01       $15.06      $14.76      $14.21
AUV at end of period                                                        $14.73      $14.86       $15.01      $15.06      $14.76
Number of accumulation units outstanding at end of period                1,213,060   1,545,927    1,590,576   1,500,979     293,515

                                      A43
Access - 134793

                                                                              2004        2003         2002        2001        2000
                                                                              ----        ----         ----        ----        ----
ING MARSICO GROWTH
(Fund first available during February 2000)
AUV at beginning of period                                                  $13.39      $10.27       $14.84      $21.65      $28.78
AUV at end of period                                                        $14.79      $13.39       $10.27      $14.84      $21.65
Number of accumulation units outstanding at end of period                1,545,306   1,718,678    1,379,116   1,104,093     437,723
ING MERCURY FOCUS VALUE
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.77       $8.35       $10.00
AUV at end of period                                                        $11.80      $10.77        $8.35
Number of accumulation units outstanding at end of period                  128,596     122,619       16,519
ING MERCURY LARGE CAP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.92       $7.96       $10.00
AUV at end of period                                                        $10.83       $9.92        $7.96
Number of accumulation units outstanding at end of period                   67,045     120,271       16,838
ING MFS MID CAP GROWTH
(Fund first available during February 2000)
AUV at beginning of period                                                  $21.34      $15.61       $31.04      $41.37      $37.94
AUV at end of period                                                        $24.12      $21.34       $15.61      $31.04      $41.37
Number of accumulation units outstanding at end of period                  940,156   1,057,927      911,394     577,692     162,554
ING MFS TOTAL RETURN
(Fund first available during February 2000)
AUV at beginning of period                                                  $21.42      $18.68       $20.03      $20.29      $17.18
AUV at end of period                                                        $23.39      $21.42       $18.68      $20.03      $20.29
Number of accumulation units outstanding at end of period                2,918,631   2,962,240    1,806,441     934,682     102,750
ING OPPENHEIMER MAIN STREET
(Fund first available during February 2000)
AUV at beginning of period                                                  $17.99      $14.70       $19.91      $25.81      $26.51
AUV at end of period                                                        $19.95      $17.99       $14.70      $19.91      $25.81
Number of accumulation units outstanding at end of period                  900,648     978,846      792,216     588,415     160,258
ING PIMCO CORE BOND
(Fund first available during February 2000)
AUV at beginning of period                                                  $12.70      $12.34       $11.56      $11.48      $11.26
AUV at end of period                                                        $13.08      $12.70       $12.34      $11.56      $11.48
Number of accumulation units outstanding at end of period                2,353,927   2,257,025    1,446,385     328,948      16,895
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                        $10.79
Number of accumulation units outstanding at end of period                2,556,237
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.80      $10.00
AUV at end of period                                                        $11.61      $10.80
Number of accumulation units outstanding at end of period                  179,814      51,221
ING SALOMON BROTHERS ALL CAP
(Fund first available during February 2000)
AUV at beginning of period                                                  $11.54       $8.46       $11.57      $11.56      $10.00
AUV at end of period                                                        $12.23      $11.54        $8.46      $11.57      $11.56
Number of accumulation units outstanding at end of period                1,702,549   1,812,621    1,438,659     902,603      98,842

                                      A44
Access - 134793

                                                                              2004        2003         2002        2001        2000
                                                                              ----        ----         ----        ----        ----
ING SALOMON BROTHERS INVESTORS
(Fund first available during February 2000)
AUV at beginning of period                                                  $10.30       $7.99       $10.56      $11.23      $10.00
AUV at end of period                                                        $11.12      $10.30        $7.99      $10.56      $11.23
Number of accumulation units outstanding at end of period                  625,795     676,868      534,293     384,799      11,867
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during February 2000)
AUV at beginning of period                                                  $32.69      $26.57       $26.91      $24.92      $20.20
AUV at end of period                                                        $37.46      $32.69       $26.57      $26.91      $24.92
Number of accumulation units outstanding at end of period                2,090,601   2,065,649    1,345,841     531,690      15,600
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during February 2000)
AUV at beginning of period                                                  $23.91      $19.44       $22.79      $22.89      $19.52
AUV at end of period                                                        $26.99      $23.91       $19.44      $22.79      $22.89
Number of accumulation units outstanding at end of period                1,402,760   1,278,747      773,224     387,753      30,890
ING UBS U.S. BALANCED
(Fund first available during November 2003)
AUV at beginning of period                                                   $8.35       $7.20
AUV at end of period                                                         $9.11       $8.35
Number of accumulation units outstanding at end of period                  585,742     529,916
ING VAN KAMPEN EQUITY GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.48       $7.80       $10.00
AUV at end of period                                                        $10.00       $9.48        $7.80
Number of accumulation units outstanding at end of period                  248,781     230,006       20,988
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.95       $8.83       $10.00
AUV at end of period                                                        $12.12      $10.95        $8.83
Number of accumulation units outstanding at end of period                  354,307     242,169       53,323
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during February 2000)
AUV at beginning of period                                                  $22.09      $17.58       $20.99      $24.27      $25.04
AUV at end of period                                                        $24.77      $22.09       $17.58      $20.99      $24.27
Number of accumulation units outstanding at end of period                  841,483     841,519      616,373     485,828     119,426
ING VAN KAMPEN REAL ESTATE
(Fund first available during February 2000)
AUV at beginning of period                                                  $36.09      $26.67       $27.09      $25.50      $19.96
AUV at end of period                                                        $48.85      $36.09       $26.67      $27.09      $25.50
Number of accumulation units outstanding at end of period                  463,695     398,419      271,009     101,334      25,056
ING VP FINANCIAL SERVICES
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.63
AUV at end of period                                                        $11.07
Number of accumulation units outstanding at end of period                   17,577
ING VP INDEX PLUS LARGECAP
(Fund first available during August 2003)
AUV at beginning of period                                                   $8.90      $10.00
AUV at end of period                                                         $9.64       $8.90
Number of accumulation units outstanding at end of period                  548,608     275,705

                                      A45
Access - 134793

                                                                              2004        2003         2002        2001        2000
                                                                              ----        ----         ----        ----        ----
ING VP INDEX PLUS MIDCAP
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.69
AUV at end of period                                                        $11.24
Number of accumulation units outstanding at end of period                  430,312
ING VP INDEX PLUS SMALLCAP
(Fund first available during June 2004)
AUV at beginning of period                                                  $10.25
AUV at end of period                                                        $11.69
Number of accumulation units outstanding at end of period                  345,339
ING VP INTERMEDIATE BOND
(Fund first available during May 2002)
AUV at beginning of period                                                  $11.06      $10.62       $10.00
AUV at end of period                                                        $11.37      $11.06       $10.62
Number of accumulation units outstanding at end of period                  447,751     277,417      218,867
ING VP MAGNACAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $9.06       $7.06        $9.33      $10.00
AUV at end of period                                                         $9.70       $9.06        $7.06       $9.33
Number of accumulation units outstanding at end of period                  179,667     198,861      102,496      24,770
ING VP MIDCAP OPPORTUNITIES
(Fund first available during April 2004)
AUV at beginning of period                                                   $7.07
AUV at end of period                                                         $7.42
Number of accumulation units outstanding at end of period                  183,674
ING VP SMALLCAP OPPORTUNITIES
(Fund first available during May 2001)
AUV at beginning of period                                                   $6.25       $4.59        $8.31      $10.00
AUV at end of period                                                         $6.75       $6.25        $4.59       $8.31
Number of accumulation units outstanding at end of period                  812,724     952,613      454,392      79,268
ING VP WORLDWIDE GROWTH
(Fund first available during May 2000)
AUV at beginning of period                                                   $6.54       $5.16        $6.98       $8.73      $10.00
AUV at end of period                                                         $7.04       $6.54        $5.16       $6.98       $8.73
Number of accumulation units outstanding at end of period                  544,652     571,723      349,871     169,312       7,369
JENNISON PORTFOLIO
(Fund first available during May 2000)
AUV at beginning of period                                                   $5.39       $4.23        $6.26       $7.83      $10.00
AUV at end of period                                                         $5.78       $5.39        $4.23       $6.26       $7.83
Number of accumulation units outstanding at end of period                  784,443     781,985      565,738     273,112      19,630
PIMCO STOCKSPLUS GROWTH & INCOME
(Fund first available during February 2000)
AUV at beginning of period                                                  $10.14       $7.92       $10.10      $11.61      $12.46
AUV at end of period                                                        $11.04      $10.14        $7.92      $10.10      $11.61
Number of accumulation units outstanding at end of period                  611,597     790,067      777,892     441,295      70,828
PIONEER FUND VCT
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.02       $7.43        $9.37      $10.00
AUV at end of period                                                         $9.83       $9.02        $7.43       $9.37
Number of accumulation units outstanding at end of period                  371,460     372,465      135,708       2,197

                                      A46
Access - 134793

                                                                              2004        2003         2002        2001        2000
                                                                              ----        ----         ----        ----        ----
PIONEER MID CAP VALUE VCT
(Fund first available during November 2001)
AUV at beginning of period                                                  $12.56       $9.32       $10.71      $10.00
AUV at end of period                                                        $15.03      $12.56        $9.32      $10.71
Number of accumulation units outstanding at end of period                  926,346     671,453      218,154       5,378
PROFUND VP BULL
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.18       $6.63        $8.87      $10.00
AUV at end of period                                                         $8.74       $8.18        $6.63       $8.87
Number of accumulation units outstanding at end of period                  518,311     467,546      185,752      27,580
PROFUND VP EUROPE 30
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.20       $6.02        $8.25      $10.00
AUV at end of period                                                         $9.21       $8.20        $6.02       $8.25
Number of accumulation units outstanding at end of period                  140,140     190,714      105,640      38,959
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period                                                   $9.35      $10.00
AUV at end of period                                                         $8.19       $9.35
Number of accumulation units outstanding at end of period                  282,310      74,879
PROFUND VP SMALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                  $10.05       $7.17        $9.41      $10.00
AUV at end of period                                                        $11.53      $10.05        $7.17       $9.41
Number of accumulation units outstanding at end of period                  317,954     426,723      182,536      19,151
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during October 2000)
AUV at beginning of period                                                   $5.58       $4.08        $5.39       $8.56      $10.00
AUV at end of period                                                         $6.37       $5.58        $4.08       $5.39       $8.56
Number of accumulation units outstanding at end of period                  801,197     667,389      235,552     146,027       7,516

                                                                              2004        2003         2002        2001        2000
                                                                              ----        ----         ----        ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.80%

AIM VI DENT DEMOGRAPHIC TRENDS
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.85       $7.31       $10.98      $10.00
AUV at end of period                                                        $10.44       $9.85        $7.31      $10.98
Number of accumulation units outstanding at end of period                  612,123     574,799      144,579       7,111
AIM VI FINANCIAL SERVICES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.94       $7.81        $9.35      $10.00
AUV at end of period                                                        $10.61       $9.94        $7.81       $9.35
Number of accumulation units outstanding at end of period                  520,434     612,566      284,060      18,560

                                      A47
Access - 134793

                                                                              2004        2003         2002        2001        2000
                                                                              ----        ----         ----        ----        ----
AIM VI HEALTH SCIENCES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.54       $7.61       $10.25      $10.00
AUV at end of period                                                        $10.08       $9.54        $7.61      $10.25
Number of accumulation units outstanding at end of period                  759,944     833,580      375,102      25,836
AIM VI LEISURE FUND
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.63       $8.42       $10.00
AUV at end of period                                                        $11.84      $10.63        $8.42
Number of accumulation units outstanding at end of period                  395,526     301,537       54,250
AIM VI UTILITIES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $7.30       $6.33        $8.09      $10.00
AUV at end of period                                                         $8.86       $7.30        $6.33       $8.09
Number of accumulation units outstanding at end of period                  643,949     360,781      167,758      16,134
COLONIAL SMALL CAP VALUE
(Fund first available during November 2003)
AUV at beginning of period                                                  $13.81      $10.00
AUV at end of period                                                        $16.63      $13.81
Number of accumulation units outstanding at end of period                  852,061     243,070
FIDELITY VIP EQUITY - INCOME
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.94       $7.79        $9.57      $10.00
AUV at end of period                                                        $10.86       $9.94        $7.79       $9.57
Number of accumulation units outstanding at end of period                1,417,019   1,180,858      178,752
FIDELITY VIP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $8.25       $6.33        $9.25      $10.00
AUV at end of period                                                         $8.35       $8.25        $6.33       $9.25
Number of accumulation units outstanding at end of period                1,896,433   2,329,442      244,586         652
ING AIM MID CAP GROWTH
(Fund first available during February 2000)
AUV at beginning of period                                                  $13.60       $9.61       $14.32      $18.50      $21.37
AUV at end of period                                                        $14.37      $13.60        $9.61      $14.32      $18.50
Number of accumulation units outstanding at end of period                1,327,212   1,533,657    1,196,567   1,447,650   1,203,898
ING ALLIANCE MID CAP GROWTH
(Fund first available during February 2000)
AUV at beginning of period                                                  $16.11       $9.82       $14.30      $16.88      $19.86
AUV at end of period                                                        $18.91      $16.11        $9.82      $14.30      $16.88
Number of accumulation units outstanding at end of period                2,040,024   2,304,112    1,761,535   1,586,391   1,171,869
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.76      $10.00
AUV at end of period                                                        $11.82      $10.76
Number of accumulation units outstanding at end of period                3,253,026     913,862
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.98      $10.00
AUV at end of period                                                        $11.83      $10.98
Number of accumulation units outstanding at end of period                2,706,900     724,335

                                      A48
Access - 134793

                                                                              2004        2003         2002        2001        2000
                                                                              ----        ----         ----        ----        ----
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                  $11.60      $10.00
AUV at end of period                                                        $13.52      $11.60
Number of accumulation units outstanding at end of period                1,413,483     261,151
ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during February 2000)
AUV at beginning of period                                                   $9.99       $7.44        $9.94      $10.51      $10.00
AUV at end of period                                                        $10.72       $9.99        $7.44       $9.94      $10.51
Number of accumulation units outstanding at end of period                6,986,111   6,791,260    5,103,821   3,603,942   1,403,629
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during February 2000)
AUV at beginning of period                                                  $17.70      $13.23       $16.87      $19.51      $21.72
AUV at end of period                                                        $19.29      $17.70       $13.23      $16.87      $19.51
Number of accumulation units outstanding at end of period                1,790,400   1,938,963    1,564,288   1,137,846     621,115
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during February 2000)
AUV at beginning of period                                                  $17.61      $12.77       $17.44      $18.03      $23.35
AUV at end of period                                                        $18.58      $17.61       $12.77      $17.44      $18.03
Number of accumulation units outstanding at end of period                2,430,551   2,774,027    2,319,410   1,876,959   1,163,996
ING DEVELOPING WORLD
(Fund first available during February 2000)
AUV at beginning of period                                                   $8.80       $6.11        $6.97       $7.49      $11.58
AUV at end of period                                                        $10.18       $8.80        $6.11       $6.97       $7.49
Number of accumulation units outstanding at end of period                1,042,282     847,929      690,414     640,405     549,427
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during February 2000)
AUV at beginning of period                                                  $17.84      $14.50       $17.80      $18.97      $17.17
AUV at end of period                                                        $20.12      $17.84       $14.50      $17.80      $18.97
Number of accumulation units outstanding at end of period                  904,507     983,871      923,702     706,803     298,983
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.95
AUV at end of period                                                         $9.88
Number of accumulation units outstanding at end of period                  137,601
ING EVERGREEN OMEGA
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.73
AUV at end of period                                                        $10.46
Number of accumulation units outstanding at end of period                      736
ING FMRSM DIVERSIFIED MID-CAP
(Fund first available during October 2000)
AUV at beginning of period                                                   $9.39       $7.17        $9.05       $9.87      $10.00
AUV at end of period                                                        $11.45       $9.39        $7.17       $9.05       $9.87
Number of accumulation units outstanding at end of period                2,325,815   2,031,360    1,611,467     815,848      55,360
ING GET FUND - SERIES T
(Fund first available during September 2002)
AUV at beginning of period                                                  $10.41      $10.06       $10.00
AUV at end of period                                                        $10.44      $10.41       $10.06
Number of accumulation units outstanding at end of period                  342,798     416,352      508,431

                                      A49
Access - 134793

                                                                              2004        2003         2002        2001        2000
                                                                              ----        ----         ----        ----        ----
ING GET FUND - SERIES U
(Fund first available during December 2002)
AUV at beginning of period                                                  $10.50      $10.00       $10.00
AUV at end of period                                                        $10.61      $10.50       $10.00
Number of accumulation units outstanding at end of period                  404,842     434,915        1,187
ING GET FUND - SERIES V
(Fund first available during June 2003)
AUV at beginning of period                                                   $9.70      $10.00
AUV at end of period                                                         $9.70       $9.70
Number of accumulation units outstanding at end of period                  521,300     653,999
ING GET U.S. CORE PORTFOLIO - SERIES 1
(Fund first available during June 2003)
AUV at beginning of period                                                  $10.23      $10.00
AUV at end of period                                                        $10.34      $10.23
Number of accumulation units outstanding at end of period                  490,833     588,194
ING GET U.S. CORE PORTFOLIO - SERIES 2
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.02      $10.00
AUV at end of period                                                        $10.15      $10.02
Number of accumulation units outstanding at end of period                  466,936     495,513
ING GET U.S. CORE PORTFOLIO - SERIES 3
(Fund first available)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                         $9.90
Number of accumulation units outstanding at end of period                  509,721
ING GET U.S. CORE PORTFOLIO - SERIES 4
(Fund first available during April 2004)
AUV at beginning of period                                                   $9.99
AUV at end of period                                                        $10.34
Number of accumulation units outstanding at end of period                  175,257
ING GET U.S. CORE PORTFOLIO - SERIES 5
(Fund first available during September 2004)
AUV at beginning of period                                                   $9.97
AUV at end of period                                                        $10.06
Number of accumulation units outstanding at end of period                    1,982
ING GET U.S. CORE PORTFOLIO - SERIES 6
(Fund first available during December 2004)
AUV at beginning of period                                                   $9.98
AUV at end of period                                                        $10.06
Number of accumulation units outstanding at end of period                   24,808
ING GOLDMAN SACHS TOLLKEEPER
(Fund first available during May 2001)
AUV at beginning of period                                                   $6.39       $4.62        $7.60      $10.00
AUV at end of period                                                         $7.00       $6.39        $4.62       $7.60
Number of accumulation units outstanding at end of period                  879,167     932,881      220,935      46,906
ING HARD ASSETS
(Fund first available during February 2000)
AUV at beginning of period                                                  $19.83      $13.26       $13.40      $15.53      $15.50
AUV at end of period                                                        $20.72      $19.83       $13.26      $13.40      $15.53
Number of accumulation units outstanding at end of period                  588,098     496,935      302,602      94,214      42,632

                                      A50
Access - 134793

                                                                              2004        2003         2002        2001        2000
                                                                              ----        ----         ----        ----        ----
ING INTERNATIONAL
(Fund first available during December 2001)
AUV at beginning of period                                                   $8.90       $7.02        $8.52      $11.23      $14.81
AUV at end of period                                                        $10.20       $8.90        $7.02       $8.52      $11.23
Number of accumulation units outstanding at end of period                1,399,198   1,458,594    1,565,175   1,182,590   1,033,869
ING JANUS SPECIAL EQUITY
(Fund first available during October 2000)
AUV at beginning of period                                                   $8.89       $6.02        $8.28       $8.88      $10.00
AUV at end of period                                                        $10.23       $8.89        $6.02       $8.28       $8.88
Number of accumulation units outstanding at end of period                  573,273     629,201      401,444     319,420      62,575
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during February 2000)
AUV at beginning of period                                                  $18.55      $14.41       $20.74      $24.27      $28.64
AUV at end of period                                                        $20.51      $18.55       $14.41      $20.74      $24.27
Number of accumulation units outstanding at end of period                1,286,081   1,511,002    1,643,362   1,587,677     981,676
ING JPMORGAN INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                  $11.86      $10.00
AUV at end of period                                                        $13.82      $11.86
Number of accumulation units outstanding at end of period                  176,344      80,497
ING JPMORGAN SMALL CAP EQUITY
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.31       $7.82       $10.00
AUV at end of period                                                        $13.63      $10.31        $7.82
Number of accumulation units outstanding at end of period                  873,013     681,441       95,249
ING JULIUS BAER FOREIGN
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.57       $8.20       $10.00
AUV at end of period                                                        $12.24      $10.57        $8.20
Number of accumulation units outstanding at end of period                  630,752     268,993       51,442
ING LEGG MASON VALUE
(Fund first available during October 2000)
AUV at beginning of period                                                   $8.41       $6.99        $8.83       $9.93      $10.00
AUV at end of period                                                         $9.40       $8.41        $6.99       $8.83       $9.93
Number of accumulation units outstanding at end of period                3,269,858   3,698,410    2,513,592   1,282,147     148,807
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.69
AUV at end of period                                                        $11.23
Number of accumulation units outstanding at end of period                  770,621
ING LIFESTYLE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.86
AUV at end of period                                                        $11.11
Number of accumulation units outstanding at end of period                  961,249
ING LIFESTYLE MODERATE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.09
AUV at end of period                                                        $10.94
Number of accumulation units outstanding at end of period                1,346,989

                                      A51
Access - 134793

                                                                              2004        2003         2002        2001        2000
                                                                              ----        ----         ----        ----        ----
ING LIFESTYLE MODERATE
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.08
AUV at end of period                                                        $10.80
Number of accumulation units outstanding at end of period                  863,041
ING LIMITED MATURITY BOND
(Fund first available during February 2000)
AUV at beginning of period                                                  $19.18      $18.99       $18.03      $16.87      $15.92
AUV at end of period                                                        $19.09      $19.18       $18.99      $18.03      $16.87
Number of accumulation units outstanding at end of period                1,972,193   2,934,073    2,793,640   1,730,153     507,893
ING LIQUID ASSETS
(Fund first available during February 2000)
AUV at beginning of period                                                  $14.75      $14.91       $14.96      $14.67      $14.13
AUV at end of period                                                        $14.62      $14.75       $14.91      $14.96      $14.67
Number of accumulation units outstanding at end of period                5,378,659   5,614,607    10,613,768  9,752,616   2,657,053
ING MARSICO GROWTH
(Fund first available during February 2000)
AUV at beginning of period                                                  $13.34      $10.23       $14.79      $21.59      $28.72
AUV at end of period                                                        $14.73      $13.34       $10.23      $14.79      $21.59
Number of accumulation units outstanding at end of period                4,872,617   5,319,525    4,731,610   5,132,970   3,791,737
ING MERCURY FOCUS VALUE
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.76       $8.35       $10.00
AUV at end of period                                                        $11.78      $10.76        $8.35
Number of accumulation units outstanding at end of period                  285,244     206,043       53,879
ING MERCURY LARGE CAP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.92       $7.95       $10.00
AUV at end of period                                                        $10.82       $9.92        $7.95
Number of accumulation units outstanding at end of period                  138,104     111,582       27,465
ING MFS MID CAP GROWTH
(Fund first available during February 2000)
AUV at beginning of period                                                  $21.24      $15.55       $30.92      $41.24      $37.84
AUV at end of period                                                        $24.00      $21.24       $15.55      $30.92      $41.24
Number of accumulation units outstanding at end of period                2,244,738   2,586,393    2,356,960   2,066,676   1,240,675
ING MFS TOTAL RETURN
(Fund first available during February 2000)
AUV at beginning of period                                                  $21.32      $18.60       $19.96      $20.22      $17.13
AUV at end of period                                                        $23.27      $21.32       $18.60      $19.96      $20.22
Number of accumulation units outstanding at end of period                4,747,334   4,841,190    3,921,173   2,673,135   836,664.0
ING OPPENHEIMER MAIN STREET
(Fund first available during February 2000)
AUV at beginning of period                                                  $17.91      $14.64       $19.84      $25.72      $26.43
AUV at end of period                                                        $19.85      $17.91       $14.64      $19.84      $25.72
Number of accumulation units outstanding at end of period                1,916,552   2,135,321    2,132,959   1,666,295   1,007,294
ING PIMCO CORE BOND
(Fund first available during February 2000)
AUV at beginning of period                                                  $12.64      $12.29       $11.51      $11.44      $11.23
AUV at end of period                                                        $13.02      $12.64       $12.29      $11.51      $11.44
Number of accumulation units outstanding at end of period                4,229,657   4,187,288    3,457,226     958,057     183,531

                                      A52
Access - 134793

                                                                              2004        2003         2002        2001        2000
                                                                              ----        ----         ----        ----        ----
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                        $10.79
Number of accumulation units outstanding at end of period                5,910,000
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.80      $10.00
AUV at end of period                                                        $11.61      $10.80
Number of accumulation units outstanding at end of period                  414,445     147,757
ING SALOMON BROTHERS ALL CAP
(Fund first available during February 2000)
AUV at beginning of period                                                  $11.52       $8.45       $11.56      $11.55      $10.00
AUV at end of period                                                        $12.20      $11.52        $8.45      $11.56      $11.55
Number of accumulation units outstanding at end of period                3,539,089   4,017,738    3,308,447   2,722,089     780,053
ING SALOMON BROTHERS INVESTORS
(Fund first available during February 2000)
AUV at beginning of period                                                  $10.28       $7.98       $10.55      $11.22      $10.00
AUV at end of period                                                        $11.10      $10.28        $7.98      $10.55      $11.22
Number of accumulation units outstanding at end of period                1,181,536   1,251,944    1,333,387     820,331     145,735
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during February 2000)
AUV at beginning of period                                                  $32.45      $26.38       $26.74      $24.77      $20.08
AUV at end of period                                                        $37.15      $32.45       $26.38      $26.74      $24.77
Number of accumulation units outstanding at end of period                5,095,640   4,498,234    3,716,910   1,927,531     400,243
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during February 2000)
AUV at beginning of period                                                  $23.73      $19.30       $22.64      $22.75      $19.41
AUV at end of period                                                        $26.77      $23.73       $19.30      $22.64      $22.75
Number of accumulation units outstanding at end of period                2,660,206   2,387,635    1,769,554   1,103,377    311,484.
ING UBS U.S. BALANCED
(Fund first available during November 2003)
AUV at beginning of period                                                   $8.34       $7.20
AUV at end of period                                                         $9.09       $8.34
Number of accumulation units outstanding at end of period                1,156,727   1,112,008
ING VAN KAMPEN EQUITY GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.47       $7.80       $10.00
AUV at end of period                                                         $9.98       $9.47        $7.80
Number of accumulation units outstanding at end of period                  474,240     423,091       37,952
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.94       $8.82       $10.00
AUV at end of period                                                        $12.10      $10.94        $8.82
Number of accumulation units outstanding at end of period                  793,145     565,302      133,794
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during February 2000)
AUV at beginning of period                                                  $21.98      $17.50       $20.91      $24.18      $24.96
AUV at end of period                                                        $24.63      $21.98       $17.50      $20.91      $24.18
Number of accumulation units outstanding at end of period                1,987,888   2,020,012    1,678,851   1,489,476     803,307

                                      A53
Access - 134793

                                                                              2004        2003         2002        2001        2000
                                                                              ----        ----         ----        ----        ----
ING VAN KAMPEN REAL ESTATE
(Fund first available during February 2000)
AUV at beginning of period                                                  $35.82      $26.48       $26.91      $25.34      $19.85
AUV at end of period                                                        $48.45      $35.82       $26.48      $26.91      $25.34
Number of accumulation units outstanding at end of period                1,026,075     933,790      639,504     310,014      77,442
ING VP FINANCIAL SERVICES
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.05
AUV at end of period                                                        $11.07
Number of accumulation units outstanding at end of period                   30,346
ING VP INDEX PLUS LARGECAP
(Fund first available during August 2003)
AUV at beginning of period                                                   $8.89       $7.19
AUV at end of period                                                         $9.62       $8.89
Number of accumulation units outstanding at end of period                  578,842     335,685
ING VP INDEX PLUS MIDCAP
(Fund first available during November 2003)
AUV at beginning of period                                                  $11.03       $8.51
AUV at end of period                                                        $12.60      $11.03
Number of accumulation units outstanding at end of period                  175,614      25,111
ING VP INDEX PLUS SMALLCAP
(Fund first available during November 2003)
AUV at beginning of period                                                  $11.43       $8.57
AUV at end of period                                                        $13.66      $11.43
Number of accumulation units outstanding at end of period                  166,880      56,252
ING VP INTERMEDIATE BOND
(Fund first available during May 2002)
AUV at beginning of period                                                  $11.05      $10.62       $10.00
AUV at end of period                                                        $11.35      $11.05       $10.62
Number of accumulation units outstanding at end of period                1,363,166     785,879      616,917
ING VP MAGNACAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $9.05       $7.05        $9.33      $10.00
AUV at end of period                                                         $9.69       $9.05        $7.05       $9.33
Number of accumulation units outstanding at end of period                  285,036     304,573      190,988     102,246
ING VP MIDCAP OPPORTUNITIES
(Fund first available during April 2004)
AUV at beginning of period                                                   $7.06
AUV at end of period                                                         $7.41
Number of accumulation units outstanding at end of period                  348,463
ING VP SMALLCAP OPPORTUNITIES
(Fund first available during May 2001)
AUV at beginning of period                                                   $6.24       $4.59        $8.31      $10.00
AUV at end of period                                                         $6.73       $6.24        $4.59       $8.31
Number of accumulation units outstanding at end of period                1,460,032   1,478,756      696,664     222,328
ING VP WORLDWIDE GROWTH
(Fund first available during May 2000)
AUV at beginning of period                                                   $6.53       $5.15        $6.98       $8.73      $10.00
AUV at end of period                                                         $7.02       $6.53        $5.15       $6.98       $8.73
Number of accumulation units outstanding at end of period                  872,735     910,436      598,428     468,772      84,578

                                      A54
Access - 134793

                                                                              2004        2003         2002        2001        2000
                                                                              ----        ----         ----        ----        ----
JENNISON PORTFOLIO
(Fund first available during May 2000)
AUV at beginning of period                                                   $5.38       $4.23        $6.25       $7.82      $10.00
AUV at end of period                                                         $5.77       $5.38        $4.23       $6.25       $7.82
Number of accumulation units outstanding at end of period                1,009,998     981,934      934,116   1,102,268      89,929
PIMCO STOCKSPLUS GROWTH & INCOME
(Fund first available during February 2000)
AUV at beginning of period                                                  $10.11       $7.90       $10.08      $11.59      $12.45
AUV at end of period                                                        $11.00      $10.11        $7.90      $10.08      $11.59
Number of accumulation units outstanding at end of period                1,247,179   1,519,191    1,932,333   1,789,954   1,176,897
PIONEER FUND VCT
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.00       $7.43        $9.37      $10.00
AUV at end of period                                                         $9.81       $9.00        $7.43       $9.37
Number of accumulation units outstanding at end of period                  657,577     648,278      229,508      22,142
PIONEER MID CAP VALUE VCT
(Fund first available during November 2001)
AUV at beginning of period                                                  $12.55       $9.32       $10.71      $10.00
AUV at end of period                                                        $15.00      $12.55        $9.32      $10.71
Number of accumulation units outstanding at end of period                2,059,509   1,373,009      503,892      23,811
PROFUND VP BULL
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.17       $6.62        $8.87      $10.00
AUV at end of period                                                         $8.73       $8.17        $6.62       $8.87
Number of accumulation units outstanding at end of period                  883,577     990,737      475,785     244,571
PROFUND VP EUROPE 30
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.19       $6.01        $8.24      $10.00
AUV at end of period                                                         $9.19       $8.19        $6.01       $8.24
Number of accumulation units outstanding at end of period                  321,503     516,713      103,963      39,270
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period                                                   $9.35      $10.00
AUV at end of period                                                         $8.18       $9.35
Number of accumulation units outstanding at end of period                  451,133     108,486
PROFUND VP SMALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                  $10.04       $7.16        $9.40      $10.00
AUV at end of period                                                        $11.51      $10.04        $7.16       $9.40
Number of accumulation units outstanding at end of period                  972,699   1,323,338      420,431     132,361
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during October 2000)
AUV at beginning of period                                                   $5.57       $4.08        $5.38       $8.55      $10.00
AUV at end of period                                                         $6.35       $5.57        $4.08       $5.38       $8.55
Number of accumulation units outstanding at end of period                1,363,830   1,299,827      360,089     212,147      12,698

                                      A55
Access - 134793

                                                                              2004        2003         2002        2001        2000
                                                                              ----        ----         ----        ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.90%

AIM VI DENT DEMOGRAPHIC TRENDS
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.83       $7.30       $10.98      $10.00
AUV at end of period                                                        $10.40       $9.83        $7.30      $10.98
Number of accumulation units outstanding at end of period                1,250,785   1,025,962      237,698     119,539
AIM VI FINANCIAL SERVICES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.92       $7.80        $9.34      $10.00
AUV at end of period                                                        $10.57       $9.92        $7.80       $9.34
Number of accumulation units outstanding at end of period                  828,642   1,036,218      407,036      18,432
AIM VI HEALTH SCIENCES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.52       $7.59       $10.25      $10.00
AUV at end of period                                                        $10.05       $9.52        $7.59      $10.25
Number of accumulation units outstanding at end of period                1,521,283   1,604,306      736,096     289,358
AIM VI LEISURE FUND
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.62       $8.41       $10.00
AUV at end of period                                                        $11.81      $10.62        $8.41
Number of accumulation units outstanding at end of period                  668,459     510,398      100,699
AIM VI UTILITIES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $7.29       $6.32        $8.09      $10.00
AUV at end of period                                                         $8.83       $7.29        $6.32       $8.09
Number of accumulation units outstanding at end of period                1,554,208     617,033      173,346      23,627
COLONIAL SMALL CAP VALUE
(Fund first available during November 2003)
AUV at beginning of period                                                  $13.80      $10.00
AUV at end of period                                                        $16.60      $13.80
Number of accumulation units outstanding at end of period                2,732,107     510,581
FIDELITY VIP EQUITY - INCOME
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.92       $7.78        $9.57      $10.00
AUV at end of period                                                        $10.82       $9.92        $7.78       $9.57
Number of accumulation units outstanding at end of period                3,034,707   1,794,730      250,947
FIDELITY VIP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $8.22       $6.33        $9.25      $10.00
AUV at end of period                                                         $8.32       $8.22        $6.33       $9.25
Number of accumulation units outstanding at end of period                4,872,159   3,360,732      473,547
ING AIM MID CAP GROWTH
(Fund first available during February 2000)
AUV at beginning of period                                                  $13.49       $9.54       $14.23      $18.40      $21.27
AUV at end of period                                                        $14.23      $13.49        $9.54      $14.23      $18.40
Number of accumulation units outstanding at end of period                2,226,475   2,013,485    1,357,779   1,475,163   1,103,423

                                      A56
Access - 134793

                                                                              2004        2003         2002        2001        2000
                                                                              ----        ----         ----        ----        ----
ING ALLIANCE MID CAP GROWTH
(Fund first available during February 2000)
AUV at beginning of period                                                  $15.99       $9.76       $14.21      $16.80      $19.78
AUV at end of period                                                        $18.75      $15.99        $9.76      $14.21      $16.80
Number of accumulation units outstanding at end of period                3,046,960   2,753,698    1,863,528   1,557,259     874,247
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.75      $10.00
AUV at end of period                                                        $11.81      $10.75
Number of accumulation units outstanding at end of period               12,085,363   1,785,979
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.97      $10.00
AUV at end of period                                                        $11.82      $10.97
Number of accumulation units outstanding at end of period                9,395,072   1,387,064
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                  $11.60      $10.00
AUV at end of period                                                        $13.50      $11.60
Number of accumulation units outstanding at end of period                3,432,847     564,361
ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during February 2000)
AUV at beginning of period                                                   $9.95       $7.42        $9.92      $10.50      $10.00
AUV at end of period                                                        $10.67       $9.95        $7.42       $9.92      $10.50
Number of accumulation units outstanding at end of period                9,824,888   8,602,293    6,279,537   4,320,851     993,651
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during February 2000)
AUV at beginning of period                                                  $17.50      $13.09       $16.72      $19.34      $21.56
AUV at end of period                                                        $19.05      $17.50       $13.09      $16.72      $19.34
Number of accumulation units outstanding at end of period                2,325,689   2,098,781    1,515,003   1,118,604     522,271
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during February 2000)
AUV at beginning of period                                                  $17.46      $12.68       $17.34      $17.94      $23.25
AUV at end of period                                                        $18.41      $17.46       $12.68      $17.34      $17.94
Number of accumulation units outstanding at end of period                3,360,369   3,243,334    2,389,036   1,918,122     825,516
ING DEVELOPING WORLD
(Fund first available during February 2000)
AUV at beginning of period                                                   $8.75       $6.08        $6.94       $7.47      $11.56
AUV at end of period                                                        $10.11       $8.75        $6.08       $6.94       $7.47
Number of accumulation units outstanding at end of period                1,999,161   1,334,968      847,173     509,513     259,187
ING EAGLE CAPITAL APPRECIATION
(Fund first available during February 2000)
AUV at beginning of period                                                  $17.67      $14.38       $17.68      $18.85      $17.08
AUV at end of period                                                        $19.92      $17.67       $14.38      $17.68      $18.85
Number of accumulation units outstanding at end of period                1,083,314   1,029,028      983,703     665,936     162,505
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                         $9.87
Number of accumulation units outstanding at end of period                  592,804

                                      A57
Access - 134793

                                                                              2004        2003         2002        2001        2000
                                                                              ----        ----         ----        ----        ----
ING EVERGREEN OMEGA
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.78
AUV at end of period                                                        $10.45
Number of accumulation units outstanding at end of period                   44,627
ING FMRSM DIVERSIFIED MID-CAP
(Fund first available during October 2000)
AUV at beginning of period                                                   $9.36       $7.15        $9.04       $9.87      $10.00
AUV at end of period                                                        $11.40       $9.36        $7.15       $9.04       $9.87
Number of accumulation units outstanding at end of period                3,937,987   3,090,180    2,302,131   1,385,134      89,462
ING GET FUND - SERIES V
(Fund first available during June 2003)
AUV at beginning of period                                                   $9.69      $10.00
AUV at end of period                                                         $9.68       $9.69
Number of accumulation units outstanding at end of period                1,882,163   2,639,551
ING GET U.S. CORE PORTFOLIO - SERIES 1
(Fund first available during June 2003)
AUV at beginning of period                                                  $10.23      $10.00
AUV at end of period                                                        $10.32      $10.23
Number of accumulation units outstanding at end of period                1,605,331      22,658
ING GET U.S. CORE PORTFOLIO - SERIES 2
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.02      $10.00
AUV at end of period                                                        $10.14      $10.02
Number of accumulation units outstanding at end of period                  927,441   1,473,980
ING GET U.S. CORE PORTFOLIO - SERIES 3
(Fund first available during December 2003)
AUV at beginning of period                                                   $9.99      $10.00
AUV at end of period                                                         $9.89       $9.99
Number of accumulation units outstanding at end of period                1,233,417     113,971
ING GOLDMAN SACHS TOLLKEEPER
(Fund first available during May 2001)
AUV at beginning of period                                                   $6.37       $4.61        $7.59      $10.00
AUV at end of period                                                         $6.97       $6.37        $4.61       $7.59
Number of accumulation units outstanding at end of period                1,693,238   1,631,740      447,885     162,626
ING HARD ASSETS
(Fund first available during February 2000)
AUV at beginning of period                                                  $19.53      $13.08       $13.22      $15.34      $15.33
AUV at end of period                                                        $20.39      $19.53       $13.08      $13.22      $15.34
Number of accumulation units outstanding at end of period                1,970,232   1,330,707      932,327     315,574     227,856
ING INTERNATIONAL
(Fund first available during December 2001)
AUV at beginning of period                                                   $8.83       $6.97        $8.47      $11.18      $14.76
AUV at end of period                                                        $10.11       $8.83        $6.97       $8.47      $11.18
Number of accumulation units outstanding at end of period                2,062,906   2,080,261    1,470,429   1,055,368     685,944
ING JANUS SPECIAL EQUITY
(Fund first available during October 2000)
AUV at beginning of period                                                   $8.86       $6.01        $8.27       $8.88      $10.00
AUV at end of period                                                        $10.19       $8.86        $6.01       $8.27       $8.88
Number of accumulation units outstanding at end of period                1,251,267   1,098,078      520,898     420,371      83,761

                                      A58
Access - 134793

                                                                              2004        2003         2002        2001        2000
                                                                              ----        ----         ----        ----        ----
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during February 2000)
AUV at beginning of period                                                  $18.33      $14.25       $20.53      $24.06      $28.41
AUV at end of period                                                        $20.24      $18.33       $14.25      $20.53      $24.06
Number of accumulation units outstanding at end of period                1,841,165   1,998,516    2,091,213   1,748,122     969,120
ING JPMORGAN INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                  $11.85      $10.00
AUV at end of period                                                        $13.80      $11.85
Number of accumulation units outstanding at end of period                  725,812     104,296
ING JPMORGAN SMALL CAP EQUITY
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.30       $7.82       $10.00
AUV at end of period                                                        $13.63      $10.30        $7.82
Number of accumulation units outstanding at end of period                2,099,655   1,006,794      155,620
ING JULIUS BAER FOREIGN
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.55       $8.20       $10.00
AUV at end of period                                                        $12.20      $10.55        $8.20
Number of accumulation units outstanding at end of period                3,062,604     582,823      138,594
ING LEGG MASON VALUE
(Fund first available during October 2000)
AUV at beginning of period                                                   $8.38       $6.97        $8.82       $9.93      $10.00
AUV at end of period                                                         $9.36       $8.38        $6.97       $8.82       $9.93
Number of accumulation units outstanding at end of period                4,964,766   4,168,723    3,186,621   2,016,515     113,353
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.04
AUV at end of period                                                        $11.22
Number of accumulation units outstanding at end of period                4,747,062
ING LIFESTYLE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.17
AUV at end of period                                                        $11.11
Number of accumulation units outstanding at end of period                8,321,452
ING LIFESTYLE MODERATE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.02
AUV at end of period                                                        $10.93
Number of accumulation units outstanding at end of period                7,820,447
ING LIFESTYLE MODERATE
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.08
AUV at end of period                                                        $10.79
Number of accumulation units outstanding at end of period                3,664,368
ING LIMITED MATURITY BOND
(Fund first available during February 2000)
AUV at beginning of period                                                  $18.89      $18.72       $17.80      $16.67      $15.74
AUV at end of period                                                        $18.78      $18.89       $18.72      $17.80      $16.67
Number of accumulation units outstanding at end of period                1,718,054   2,747,067    2,647,005   1,441,971     273,264

                                      A59
Access - 134793

                                                                              2004        2003         2002        2001        2000
                                                                              ----        ----         ----        ----        ----
ING LIQUID ASSETS
(Fund first available during February 2000)
AUV at beginning of period                                                  $14.52      $14.70       $14.77      $14.50      $13.97
AUV at end of period                                                        $14.38      $14.52       $14.70      $14.77      $14.50
Number of accumulation units outstanding at end of period                5,864,378   5,938,918    7,015,870   6,235,817   2,132,811
ING MARSICO GROWTH
(Fund first available during February 2000)
AUV at beginning of period                                                  $13.23      $10.16       $14.71      $21.49      $28.61
AUV at end of period                                                        $14.60      $13.23       $10.16      $14.71      $21.49
Number of accumulation units outstanding at end of period                5,851,107   5,372,714    4,149,074   4,093,894   2,741,325
ING MERCURY FOCUS VALUE
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.74       $8.34       $10.00
AUV at end of period                                                        $11.75      $10.74        $8.34
Number of accumulation units outstanding at end of period                  615,881     419,552       94,083
ING MERCURY LARGE CAP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.90       $7.95       $10.00
AUV at end of period                                                        $10.79       $9.90        $7.95
Number of accumulation units outstanding at end of period                  242,746     199,717       62,915
ING MFS MID CAP GROWTH
(Fund first available during February 2000)
AUV at beginning of period                                                  $21.04      $15.42       $30.70      $40.98      $37.63
AUV at end of period                                                        $23.75      $21.04       $15.42      $30.70      $40.98
Number of accumulation units outstanding at end of period                3,541,706   3,633,581    2,751,561   2,275,455   1,099,617
ING MFS TOTAL RETURN
(Fund first available during February 2000)
AUV at beginning of period                                                  $21.12      $18.44       $19.81      $20.10      $17.04
AUV at end of period                                                        $23.03      $21.12       $18.44      $19.81      $20.10
Number of accumulation units outstanding at end of period                6,519,914   5,686,198    4,012,552   2,637,734     506,976
ING OPPENHEIMER MAIN STREET
(Fund first available during February 2000)
AUV at beginning of period                                                  $17.74      $14.51       $19.69      $25.56      $26.29
AUV at end of period                                                        $19.64      $17.74       $14.51      $19.69      $25.56
Number of accumulation units outstanding at end of period                2,260,629   2,358,725    2,110,645   1,829,741     807,166
ING PIMCO CORE BOND
(Fund first available during February 2000)
AUV at beginning of period                                                  $12.52      $12.19       $11.43      $11.37      $11.17
AUV at end of period                                                        $12.88      $12.52       $12.19      $11.43      $11.37
Number of accumulation units outstanding at end of period                6,098,052   5,824,732    5,600,337   1,352,337     101,577
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                        $10.78
Number of accumulation units outstanding at end of period                8,122,576
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.80      $10.00
AUV at end of period                                                        $11.59      $10.80
Number of accumulation units outstanding at end of period                1,947,332     291,189

                                      A60
Access - 134793

                                                                              2004        2003         2002        2001        2000
                                                                              ----        ----         ----        ----        ----
ING SALOMON BROTHERS ALL CAP
(Fund first available during February 2000)
AUV at beginning of period                                                  $11.47       $8.42       $11.54      $11.54      $10.00
AUV at end of period                                                        $12.14      $11.47        $8.42      $11.54      $11.54
Number of accumulation units outstanding at end of period                6,906,094   6,946,527    5,615,264   4,291,401     986,100
ING SALOMON BROTHERS INVESTORS
(Fund first available during February 2000)
AUV at beginning of period                                                  $10.24       $7.95       $10.53      $11.21      $10.00
AUV at end of period                                                        $11.04      $10.24        $7.95      $10.53      $11.21
Number of accumulation units outstanding at end of period                2,375,113   2,433,238    2,079,377   1,766,107     191,223
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during February 2000)
AUV at beginning of period                                                  $31.96      $26.01       $26.39      $24.47      $19.86
AUV at end of period                                                        $36.56      $31.96       $26.01      $26.39      $24.47
Number of accumulation units outstanding at end of period                6,613,564   5,130,780    3,927,375   1,940,881     183,884
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during February 2000)
AUV at beginning of period                                                  $23.37      $19.03       $22.35      $22.48      $19.19
AUV at end of period                                                        $26.34      $23.37       $19.03      $22.35      $22.48
Number of accumulation units outstanding at end of period                5,039,682   3,453,724    2,273,204   1,364,874     238,986
ING UBS U.S. BALANCED
(Fund first available during November 2003)
AUV at beginning of period                                                   $8.31       $7.18
AUV at end of period                                                         $9.05       $8.31
Number of accumulation units outstanding at end of period                2,049,551   1,599,133
ING VAN KAMPEN EQUITY GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.46       $7.79       $10.00
AUV at end of period                                                         $9.96       $9.46        $7.79
Number of accumulation units outstanding at end of period                  670,046     455,787       67,606
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.92       $8.82       $10.00
AUV at end of period                                                        $12.07      $10.92        $8.82
Number of accumulation units outstanding at end of period                1,699,597     898,110      201,786
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during February 2000)
AUV at beginning of period                                                  $21.75      $17.34       $20.73      $24.00      $24.80
AUV at end of period                                                        $24.35      $21.75       $17.34      $20.73      $24.00
Number of accumulation units outstanding at end of period                2,982,066   2,428,852    1,920,555   1,546,448     713,282
ING VAN KAMPEN REAL ESTATE
(Fund first available during February 2000)
AUV at beginning of period                                                  $35.28      $26.11       $26.56      $25.04      $19.63
AUV at end of period                                                        $47.67      $35.28       $26.11      $26.56      $25.04
Number of accumulation units outstanding at end of period                1,760,569   1,166,070      768,503     474,135     192,508
ING VP FINANCIAL SERVICES
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.03
AUV at end of period                                                        $11.06
Number of accumulation units outstanding at end of period                  212,751

                                      A61
Access - 134793

                                                                              2004        2003         2002        2001        2000
                                                                              ----        ----         ----        ----        ----
ING VP INDEX PLUS LARGECAP
(Fund first available during August 2003)
AUV at beginning of period                                                   $8.87      $10.00
AUV at end of period                                                         $9.59       $8.87
Number of accumulation units outstanding at end of period                1,954,792     957,662
ING VP INDEX PLUS MIDCAP
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.66
AUV at end of period                                                        $11.23
Number of accumulation units outstanding at end of period                  770,708
ING VP INDEX PLUS SMALLCAP
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.52
AUV at end of period                                                        $11.68
Number of accumulation units outstanding at end of period                  711,336
ING VP INTERMEDIATE BOND
(Fund first available during May 2002)
AUV at beginning of period                                                  $11.04      $10.61       $10.00
AUV at end of period                                                        $11.32      $11.04       $10.61
Number of accumulation units outstanding at end of period                2,895,223     889,844      456,891
ING VP MAGNACAP
(Fund first available during February 2001)
AUV at beginning of period                                                   $9.03       $7.04        $9.32      $10.00
AUV at end of period                                                         $9.65       $9.03        $7.04       $9.32
Number of accumulation units outstanding at end of period                  375,601     454,572      295,511     117,705
ING VP MIDCAP OPPORTUNITIES
(Fund first available during April 2004)
AUV at beginning of period                                                   $7.04
AUV at end of period                                                         $7.38
Number of accumulation units outstanding at end of period                  814,033
ING VP SMALLCAP OPPORTUNITIES
(Fund first available during February 2001)
AUV at beginning of period                                                   $6.22       $4.58        $8.30      $10.00
AUV at end of period                                                         $6.71       $6.22        $4.58       $8.30
Number of accumulation units outstanding at end of period                2,585,684   2,876,835    1,196,797     253,382
ING VP WORLDWIDE GROWTH
(Fund first available during May 2000)
AUV at beginning of period                                                   $6.51       $5.14        $6.96       $8.72      $10.00
AUV at end of period                                                         $6.99       $6.51        $5.14       $6.96       $8.72
Number of accumulation units outstanding at end of period                1,550,262   1,506,719    1,083,707     477,958      68,648
JENNISON PORTFOLIO
(Fund first available during May 2000)
AUV at beginning of period                                                   $5.36       $4.22        $6.24       $7.82      $10.00
AUV at end of period                                                         $5.74       $5.36        $4.22       $6.24       $7.82
Number of accumulation units outstanding at end of period                2,308,768   2,247,327    1,916,839   1,029,815     152,003
PIMCO STOCKSPLUS GROWTH & INCOME
(Fund first available during February 2000)
AUV at beginning of period                                                  $10.05       $7.86       $10.04      $11.56      $12.42
AUV at end of period                                                        $10.93      $10.05        $7.86      $10.04      $11.56
Number of accumulation units outstanding at end of period                1,461,992   1,744,752    1,702,075   1,325,932     829,397

                                      A62
Access - 134793

                                                                              2004        2003         2002        2001        2000
                                                                              ----        ----         ----        ----        ----
PIONEER FUND VCT
(Fund first available during November 2001)
AUV at beginning of period                                                   $8.98       $7.42        $9.36      $10.00
AUV at end of period                                                         $9.77       $8.98        $7.42       $9.36
Number of accumulation units outstanding at end of period                1,448,434   1,239,130      562,117      47,468
PIONEER MID CAP VALUE VCT
(Fund first available during November 2001)
AUV at beginning of period                                                  $12.52       $9.31       $10.71      $10.00
AUV at end of period                                                        $14.95      $12.52        $9.31      $10.71
Number of accumulation units outstanding at end of period                5,608,449   2,287,184      740,867      72,420
PROFUND VP BULL
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.15       $6.61        $8.87      $10.00
AUV at end of period                                                         $8.70       $8.15        $6.61       $8.87
Number of accumulation units outstanding at end of period                1,940,698   1,278,503      491,042     103,369
PROFUND VP EUROPE 30
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.17       $6.00        $8.24      $10.00
AUV at end of period                                                         $9.16       $8.17        $6.00       $8.24
Number of accumulation units outstanding at end of period                  557,626     445,959      218,083      19,682
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period                                                   $9.35      $10.00
AUV at end of period                                                         $8.17       $9.35
Number of accumulation units outstanding at end of period                1,007,799     812,145
PROFUND VP SMALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                  $10.01       $7.15        $9.40      $10.00
AUV at end of period                                                        $11.47      $10.01        $7.15       $9.40
Number of accumulation units outstanding at end of period                1,815,670   1,694,421      374,258      47,995
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during October 2000)
AUV at beginning of period                                                   $5.55       $4.07        $5.37       $8.55      $10.00
AUV at end of period                                                         $6.33       $5.55        $4.07       $5.37       $8.55
Number of accumulation units outstanding at end of period                2,653,603   2,042,525      636,058     320,126      28,074

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.95%

AIM VI DENT DEMOGRAPHIC TRENDS
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.82       $7.29       $10.98      $10.00
AUV at end of period                                                        $10.39       $9.82        $7.29      $10.98
Number of accumulation units outstanding at end of period                   19,830      19,072        2,381          --

                                      A63
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
AIM VI FINANCIAL SERVICES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.90       $7.79        $9.34      $10.00
AUV at end of period                                                        $10.55       $9.90        $7.79       $9.34
Number of accumulation units outstanding at end of period                   11,508       7,391          667          --
AIM VI HEALTH SCIENCES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.51       $7.59       $10.25      $10.00
AUV at end of period                                                        $10.03       $9.51        $7.59      $10.25
Number of accumulation units outstanding at end of period                   16,308       9,822        2,088          --
AIM VI LEISURE FUND
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.61       $8.41       $10.00
AUV at end of period                                                        $11.79      $10.61        $8.41
Number of accumulation units outstanding at end of period                    5,645       6,530          758
AIM VI UTILITIES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $7.28       $6.32        $8.09      $10.00
AUV at end of period                                                         $8.82       $7.28        $6.32       $8.09
Number of accumulation units outstanding at end of period                   30,615      10,109        2,188          --
COLONIAL SMALL CAP VALUE
(Fund first available during November 2003)
AUV at beginning of period                                                  $13.80      $10.00
AUV at end of period                                                        $16.58      $13.80
Number of accumulation units outstanding at end of period                   23,095         703
FIDELITY VIP EQUITY - INCOME
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.91       $7.77        $9.57
AUV at end of period                                                        $10.80       $9.91        $7.77
Number of accumulation units outstanding at end of period                  125,507      58,993        9,459
FIDELITY VIP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $8.21       $6.32        $9.25
AUV at end of period                                                         $8.31       $8.21        $6.32
Number of accumulation units outstanding at end of period                   97,366      63,067        7,613
ING AIM MID CAP GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                  $13.43       $9.50       $14.19      $16.41
AUV at end of period                                                        $14.16      $13.43        $9.50      $14.19
Number of accumulation units outstanding at end of period                    3,740       2,798          431          32
ING ALLIANCE MID CAP GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                  $15.92       $9.72       $14.17      $16.21
AUV at end of period                                                        $18.66      $15.92        $9.72      $14.17
Number of accumulation units outstanding at end of period                    3,599         220           --          --
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.75      $10.00
AUV at end of period                                                        $11.80      $10.75
Number of accumulation units outstanding at end of period                  362,211      72,592

                                      A64
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.97      $10.00
AUV at end of period                                                        $11.81      $10.97
Number of accumulation units outstanding at end of period                  348,070      63,213
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                  $11.60      $10.00
AUV at end of period                                                        $13.49      $11.60
Number of accumulation units outstanding at end of period                  161,298      17,513
ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during May 2001)
AUV at beginning of period                                                   $9.93       $7.41        $9.91      $10.53
AUV at end of period                                                        $10.64       $9.93        $7.41       $9.91
Number of accumulation units outstanding at end of period                   25,889       6,646          686          --
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during May 2001)
AUV at beginning of period                                                  $17.40      $13.02       $16.64      $19.44
AUV at end of period                                                        $18.93      $17.40       $13.02      $16.64
Number of accumulation units outstanding at end of period                    4,502         822           --          --
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                  $17.39      $12.64       $17.28      $17.66
AUV at end of period                                                        $18.33      $17.39       $12.64      $17.28
Number of accumulation units outstanding at end of period                   11,811       4,336        1,453          --
ING DEVELOPING WORLD
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.72       $6.07        $6.93       $7.35
AUV at end of period                                                        $10.07       $8.72        $6.07       $6.93
Number of accumulation units outstanding at end of period                    2,102         928           --          --
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during May 2001)
AUV at beginning of period                                                  $17.59      $14.32       $17.61      $19.31
AUV at end of period                                                        $19.82      $17.59       $14.32      $17.61
Number of accumulation units outstanding at end of period                   20,783      15,780        5,517          --
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.71
AUV at end of period                                                         $9.87
Number of accumulation units outstanding at end of period                   14,865
ING FMRSM DIVERSIFIED MID-CAP
(Fund first available during May 2001)
AUV at beginning of period                                                  $10.20       $7.14        $9.03       $9.47
AUV at end of period                                                        $11.37      $10.20        $7.14       $9.03
Number of accumulation units outstanding at end of period                      451         635        1,419          --
ING GET FUND - SERIES T
(Fund first available during September 2002)
AUV at beginning of period                                                  $10.39      $10.06       $10.00
AUV at end of period                                                        $10.40      $10.39       $10.06
Number of accumulation units outstanding at end of period                  232,206     269,373      402,294

                                      A65
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING GET FUND - SERIES U
(Fund first available during December 2002)
AUV at beginning of period                                                  $10.49       $9.99       $10.00
AUV at end of period                                                        $10.58      $10.49
Number of accumulation units outstanding at end of period                  370,206     415,852           --
ING GET FUND - SERIES V
(Fund first available during June 2003)
AUV at beginning of period                                                   $9.69      $10.00
AUV at end of period                                                         $9.67       $9.69
Number of accumulation units outstanding at end of period                  683,682     917,111
ING GET U.S. CORE PORTFOLIO - SERIES 1
(Fund first available during June 2003)
AUV at beginning of period                                                  $10.22      $10.00
AUV at end of period                                                        $10.32      $10.22
Number of accumulation units outstanding at end of period                  511,544     569,199
ING GET U.S. CORE PORTFOLIO - SERIES 2
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.02      $10.00
AUV at end of period                                                        $10.13      $10.02
Number of accumulation units outstanding at end of period                  235,476     267,014
ING GET U.S. CORE PORTFOLIO - SERIES 3
(Fund first available during December 2003)
AUV at beginning of period                                                   $9.99      $10.00
AUV at end of period                                                         $9.88       $9.99
Number of accumulation units outstanding at end of period                  161,875       2,302
ING GET U.S. CORE PORTFOLIO - SERIES 4
(Fund first available during June 2004)
AUV at beginning of period                                                   $9.96
AUV at end of period                                                        $10.33
Number of accumulation units outstanding at end of period                  143,323
ING GET U.S. CORE PORTFOLIO - SERIES 5
(Fund first available during July 2004)
AUV at beginning of period                                                   $9.98
AUV at end of period                                                        $10.44
Number of accumulation units outstanding at end of period                   12,478
ING GET U.S. CORE PORTFOLIO - SERIES 6
(Fund first available during December 2004)
AUV at beginning of period                                                   $9.98
AUV at end of period                                                        $10.06
Number of accumulation units outstanding at end of period                   38,290
ING GOLDMAN SACHS TOLLKEEPER
(Fund first available during May 2001)
AUV at beginning of period                                                   $6.37       $4.61        $7.59      $10.00
AUV at end of period                                                         $6.96       $6.37        $4.61       $7.59
Number of accumulation units outstanding at end of period                    5,774       6,815           --          --
ING HARD ASSETS
(Fund first available during May 2001)
AUV at beginning of period                                                  $19.38      $12.98       $13.14      $15.45
AUV at end of period                                                        $20.22      $19.38       $12.98      $13.14
Number of accumulation units outstanding at end of period                    4,832       2,426           --          --

                                      A66
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING INTERNATIONAL
(Fund first available during December 2001)
AUV at beginning of period                                                   $8.80       $6.95        $8.45       $9.82
AUV at end of period                                                        $10.07       $8.80        $6.95       $8.45
Number of accumulation units outstanding at end of period                   11,027       2,824           --          --
ING JANUS SPECIAL EQUITY
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.85       $6.00        $8.27       $8.98
AUV at end of period                                                        $10.16       $8.85        $6.00       $8.27
Number of accumulation units outstanding at end of period                    3,447       2,108           --          --
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during May 2001)
AUV at beginning of period                                                  $18.22      $14.17       $20.43      $23.18
AUV at end of period                                                        $20.11      $18.22       $14.17      $20.43
Number of accumulation units outstanding at end of period                    2,019          98           --          --
ING JPMORGAN INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                  $11.85      $10.00
AUV at end of period                                                        $13.79      $11.85
Number of accumulation units outstanding at end of period                   24,195       8,655
ING JPMORGAN SMALL CAP EQUITY
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.29       $7.82       $10.00
AUV at end of period                                                        $13.63      $10.29        $7.82
Number of accumulation units outstanding at end of period                   68,789      26,587        2,108
ING JULIUS BAER FOREIGN
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.54       $8.19       $10.00
AUV at end of period                                                        $12.19      $10.54        $8.19
Number of accumulation units outstanding at end of period                   72,649      20,511          467
ING LEGG MASON VALUE
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.37       $6.96        $8.81       $9.65
AUV at end of period                                                         $9.34       $8.37        $6.96       $8.81
Number of accumulation units outstanding at end of period                   68,437      26,957        5,288          --
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.83
AUV at end of period                                                        $11.22
Number of accumulation units outstanding at end of period                   11,075
ING LIFESTYLE GROWTH
(Fund first available during June 2004)
AUV at beginning of period                                                  $10.10
AUV at end of period                                                        $11.10
Number of accumulation units outstanding at end of period                  116,438
ING LIFESTYLE MODERATE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.01
AUV at end of period                                                        $10.92
Number of accumulation units outstanding at end of period                   75,027

                                      A67
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING LIFESTYLE MODERATE
(Fund first available during June 2004)
AUV at beginning of period                                                  $10.01
AUV at end of period                                                        $10.79
Number of accumulation units outstanding at end of period                   77,856
ING LIMITED MATURITY BOND
(Fund first available during May 2001)
AUV at beginning of period                                                  $18.78      $18.62       $17.71      $17.02
AUV at end of period                                                        $18.67      $18.78       $18.62      $17.71
Number of accumulation units outstanding at end of period                    1,129       1,045        6,405         994
ING LIQUID ASSETS
(Fund first available during May 2001)
AUV at beginning of period                                                  $14.46      $14.64       $14.72      $14.61
AUV at end of period                                                        $14.31      $14.46       $14.64      $14.72
Number of accumulation units outstanding at end of period                  138,686      66,946       19,321          92
ING MARSICO GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                  $13.18      $10.13       $14.66      $19.14
AUV at end of period                                                        $14.53      $13.18       $10.13      $14.66
Number of accumulation units outstanding at end of period                   27,999       7,966        1,801          30
ING MERCURY FOCUS VALUE
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.73       $8.34       $10.00
AUV at end of period                                                        $11.73      $10.73        $8.34
Number of accumulation units outstanding at end of period                      654         328           --
ING MFS MID CAP GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                  $20.94      $15.35       $30.58      $39.64
AUV at end of period                                                        $23.63      $20.94       $15.35      $30.58
Number of accumulation units outstanding at end of period                    3,927       2,196        1,308          15
ING MFS TOTAL RETURN
(Fund first available during May 2001)
AUV at beginning of period                                                  $21.02      $18.37       $19.74      $20.20
AUV at end of period                                                        $22.91      $21.02       $18.37      $19.74
Number of accumulation units outstanding at end of period                  127,261      50,717       19,958         470
ING OPPENHEIMER MAIN STREET
(Fund first available during May 2001)
AUV at beginning of period                                                  $17.65      $14.45       $19.62      $23.34
AUV at end of period                                                        $19.54      $17.65       $14.45      $19.62
Number of accumulation units outstanding at end of period                    9,183      12,028        1,027          23
ING PIMCO CORE BOND
(Fund first available during May 2001)
AUV at beginning of period                                                  $12.46      $12.13       $11.39      $10.99
AUV at end of period                                                        $12.82      $12.46       $12.13      $11.39
Number of accumulation units outstanding at end of period                  279,024     105,747       32,108          --
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                        $10.78
Number of accumulation units outstanding at end of period                  134,849

                                      A68
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.79      $10.00
AUV at end of period                                                        $11.58      $10.79
Number of accumulation units outstanding at end of period                   59,803       5,105
ING SALOMON BROTHERS ALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                  $11.45       $8.41       $11.53      $12.25
AUV at end of period                                                        $12.11      $11.45        $8.41      $11.53
Number of accumulation units outstanding at end of period                   44,955      16,669        3,105         778
ING SALOMON BROTHERS INVESTORS
(Fund first available during May 2001)
AUV at beginning of period                                                  $10.22       $7.94       $10.52      $11.49
AUV at end of period                                                        $11.01      $10.22        $7.94      $10.52
Number of accumulation units outstanding at end of period                   20,350       6,274        2,596         847
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during May 2001)
AUV at beginning of period                                                  $31.72      $25.83       $26.21      $26.07
AUV at end of period                                                        $36.26      $31.72       $25.83      $26.21
Number of accumulation units outstanding at end of period                   30,850      16,339       12,095          --
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during May 2001)
AUV at beginning of period                                                  $23.19      $18.90       $22.20      $22.61
AUV at end of period                                                        $26.13      $23.19       $18.90      $22.20
Number of accumulation units outstanding at end of period                   55,676       3,253          193          --
ING UBS U.S. BALANCED
(Fund first available during February 2004
AUV at beginning of period                                                  $8..45
AUV at end of period                                                         $9.03
Number of accumulation units outstanding at end of period                    8,961
ING VAN KAMPEN EQUITY GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.45       $7.79       $10.00
AUV at end of period                                                         $9.94       $9.45        $7.79
Number of accumulation units outstanding at end of period                    4,439       1,570           --
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.91       $8.81       $10.00
AUV at end of period                                                        $12.05      $10.91
Number of accumulation units outstanding at end of period                   14,300       4,280           --
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during May 2001)
AUV at beginning of period                                                  $21.63      $17.26       $20.64      $21.93
AUV at end of period                                                        $24.21      $21.63       $17.26      $20.64
Number of accumulation units outstanding at end of period                    3,750       2,913          835          23
ING VAN KAMPEN REAL ESTATE
(Fund first available during May 2001)
AUV at beginning of period                                                  $35.01      $25.92       $26.39      $24.63
AUV at end of period                                                        $47.29      $35.01       $25.92      $26.39
Number of accumulation units outstanding at end of period                   18,394       1,917          696          --

                                      A69
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING VP FINANCIAL SERVICES
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.08
AUV at end of period                                                        $11.06
Number of accumulation units outstanding at end of period                    9,493
ING VP INDEX PLUS LARGECAP
(Fund first available during August 2003)
AUV at beginning of period                                                   $8.86       $7.18
AUV at end of period                                                         $9.57       $8.86
Number of accumulation units outstanding at end of period                  156,482      74,850
ING VP INDEX PLUS MIDCAP
(Fund first available during November 2003)
AUV at beginning of period                                                  $10.99       $8.49
AUV at end of period                                                        $12.54      $10.99
Number of accumulation units outstanding at end of period                  128,177      52,557
ING VP INDEX PLUS SMALLCAP
(Fund first available during November 2003)
AUV at beginning of period                                                  $11.38       $8.55
AUV at end of period                                                        $13.59      $11.38
Number of accumulation units outstanding at end of period                  105,870      37,589
ING VP INTERMEDIATE BOND
(Fund first available during February 2004)
AUV at beginning of period                                                  $11.15
AUV at end of period                                                        $11.31
Number of accumulation units outstanding at end of period                    9,453          --           --
ING VP MAGNACAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $9.02       $7.04        $9.32      $10.11
AUV at end of period                                                         $9.63       $9.02        $7.04       $9.32
Number of accumulation units outstanding at end of period                   37,654      16,409           --          --
ING VP MIDCAP OPPORTUNITIES
(Fund first available during April 2004)
AUV at beginning of period                                                   $7.03
AUV at end of period                                                         $7.36
Number of accumulation units outstanding at end of period                   12,026
ING VP SMALLCAP OPPORTUNITIES
(Fund first available during May 2001)
AUV at beginning of period                                                   $6.21       $4.58        $8.30      $10.01
AUV at end of period                                                         $6.70       $6.21        $4.58       $8.30
Number of accumulation units outstanding at end of period                   15,222       5,697          345          --
ING VP WORLDWIDE GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                   $6.50       $5.13        $6.96       $8.35
AUV at end of period                                                         $6.97       $6.50        $5.13       $6.96
Number of accumulation units outstanding at end of period                    8,288       3,247        1,003          --
JENNISON PORTFOLIO
(Fund first available during May 2001)
AUV at beginning of period                                                   $5.35       $4.21        $6.24       $7.20
AUV at end of period                                                         $5.73       $5.35        $4.21       $6.24
Number of accumulation units outstanding at end of period                   14,269       3,603        5,385          --

                                      A70
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
PIONEER FUND VCT
(Fund first available during November 2001)
AUV at beginning of period                                                   $8.97       $7.41        $9.36      $10.00
AUV at end of period                                                         $9.76       $8.97        $7.41       $9.36
Number of accumulation units outstanding at end of period                   24,566      37,110        6,687          --
PIONEER MID CAP VALUE VCT
(Fund first available during November 2001)
AUV at beginning of period                                                  $12.50       $9.30       $10.71      $10.00
AUV at end of period                                                        $14.93      $12.50        $9.30      $10.71
Number of accumulation units outstanding at end of period                   44,996       9,137           --          --
PROFUND VP BULL
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.13       $6.61        $8.86      $10.00
AUV at end of period                                                         $8.68       $8.13        $6.61       $8.86
Number of accumulation units outstanding at end of period                    3,195         705          305          --
PROFUND VP EUROPE 30
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.15       $5.99        $8.24      $10.05
AUV at end of period                                                         $9.14       $8.15        $5.99       $8.24
Number of accumulation units outstanding at end of period                   25,549       2,410           --          --
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period                                                   $9.35      $10.00
AUV at end of period                                                         $8.17       $9.35
Number of accumulation units outstanding at end of period                   28,211       2,001
PROFUND VP SMALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                  $10.00       $7.14        $9.39      $10.00
AUV at end of period                                                        $11.45      $10.00        $7.14       $9.39
Number of accumulation units outstanding at end of period                   45,553      15,408           --          --
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                   $5.54       $4.06        $5.37       $7.30
AUV at end of period                                                         $6.31       $5.54        $4.06       $5.37
Number of accumulation units outstanding at end of period                   18,926       8,883        3,559          --

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 2.05%

AIM VI DENT DEMOGRAPHIC TRENDS
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.80       $7.28       $10.98      $10.00
AUV at end of period                                                        $10.35       $9.80        $7.28      $10.98
Number of accumulation units outstanding at end of period                   33,598      29,802       36,436         270

                                      A71
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
AIM VI FINANCIAL SERVICES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.88       $7.78        $9.34      $10.00
AUV at end of period                                                        $10.51       $9.88        $7.78       $9.34
Number of accumulation units outstanding at end of period                   62,972      70,712       36,848          --
AIM VI HEALTH SCIENCES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.49       $7.58       $10.24      $10.00
AUV at end of period                                                         $9.99       $9.49        $7.58      $10.24
Number of accumulation units outstanding at end of period                   63,741      60,165       15,338         332
AIM VI LEISURE FUND
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.59       $8.40       $10.00
AUV at end of period                                                        $11.76      $10.59        $8.40
Number of accumulation units outstanding at end of period                   23,924      17,964        3,612
AIM VI UTILITIES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $7.26       $6.31        $8.08      $10.00
AUV at end of period                                                         $8.78       $7.26        $6.31       $8.08
Number of accumulation units outstanding at end of period                   23,831       9,527          814          --
COLONIAL SMALL CAP VALUE
(Fund first available during November 2003)
AUV at beginning of period                                                  $13.79      $10.00
AUV at end of period                                                        $16.55      $13.79
Number of accumulation units outstanding at end of period                   56,491      10,255
FIDELITY VIP EQUITY - INCOME
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.88       $7.76        $9.56
AUV at end of period                                                        $10.77       $9.88        $7.76
Number of accumulation units outstanding at end of period                   69,897      58,675       18,936
FIDELITY VIP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $8.19       $6.31        $9.24
AUV at end of period                                                         $8.28       $8.19        $6.31
Number of accumulation units outstanding at end of period                  108,108      79,104        4,842
ING AIM MID CAP GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                  $13.32       $9.43       $14.10      $16.32
AUV at end of period                                                        $14.03      $13.32        $9.43      $14.10
Number of accumulation units outstanding at end of period                   32,592      28,481       22,032       9,284
ING ALLIANCE MID CAP GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                  $15.80       $9.66       $14.09      $16.13
AUV at end of period                                                        $18.50      $15.80        $9.66      $14.09
Number of accumulation units outstanding at end of period                   96,774      81,203       30,975      13,857
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.75      $10.00
AUV at end of period                                                        $11.78      $10.75
Number of accumulation units outstanding at end of period                  217,697      69,135

                                      A72
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.97      $10.00
AUV at end of period                                                        $11.79      $10.97
Number of accumulation units outstanding at end of period                  178,794      34,592
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                  $11.59      $10.00
AUV at end of period                                                        $13.47      $11.59
Number of accumulation units outstanding at end of period                   93,500       9,590
ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during May 2001)
AUV at beginning of period                                                   $9.89       $7.39        $9.89      $10.52
AUV at end of period                                                        $10.59       $9.89        $7.39       $9.89
Number of accumulation units outstanding at end of period                  232,873     241,597      153,495      64,872
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during May 2001)
AUV at beginning of period                                                  $17.21      $12.89       $16.48      $19.28
AUV at end of period                                                        $18.70      $17.21       $12.89      $16.48
Number of accumulation units outstanding at end of period                  114,945      64,806       44,003      24,750
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                  $17.25      $12.55       $17.18      $17.56
AUV at end of period                                                        $18.16      $17.25       $12.55      $17.18
Number of accumulation units outstanding at end of period                   64,353      72,311       61,290      28,016
ING DEVELOPING WORLD
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.67       $6.04        $6.90       $7.33
AUV at end of period                                                        $10.00       $8.67        $6.04       $6.90
Number of accumulation units outstanding at end of period                   53,846      55,208       45,609      32,140
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during May 2001)
AUV at beginning of period                                                  $17.43      $14.21       $17.49      $19.19
AUV at end of period                                                        $19.62      $17.43       $14.21      $17.49
Number of accumulation units outstanding at end of period                   21,817      34,620       20,452      15,882
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.90
AUV at end of period                                                         $9.86
Number of accumulation units outstanding at end of period                   15,723
ING EVERGREEN OMEGA
(Fund first available during August 2004)
AUV at beginning of period                                                   $9.42
AUV at end of period                                                        $10.44
Number of accumulation units outstanding at end of period                    5,542
ING FMRSM DIVERSIFIED MID-CAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $9.32       $7.12        $9.02       $9.47
AUV at end of period                                                        $11.32       $9.32        $7.12       $9.02
Number of accumulation units outstanding at end of period                  102,101      98,923       78,294      30,405

                                      A73
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING GOLDMAN SACHS TOLLKEEPER
(Fund first available during May 2001)
AUV at beginning of period                                                   $6.35       $4.60        $7.58      $10.00
AUV at end of period                                                         $6.93       $6.35        $4.60       $7.58
Number of accumulation units outstanding at end of period                  108,204      87,869       41,859       9,038
ING HARD ASSETS
(Fund first available during May 2001)
AUV at beginning of period                                                  $19.09      $12.80       $12.96      $15.25
AUV at end of period                                                        $19.90      $19.09       $12.80      $12.96
Number of accumulation units outstanding at end of period                   31,070      17,930       23,532       8,523
ING INTERNATIONAL
(Fund first available during December 2001)
AUV at beginning of period                                                   $8.73       $6.90        $8.40       $9.77
AUV at end of period                                                         $9.98       $8.73        $6.90       $8.40
Number of accumulation units outstanding at end of period                   27,298      19,122        8,795          --
ING JANUS SPECIAL EQUITY
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.82       $5.99        $8.25       $8.97
AUV at end of period                                                        $10.12       $8.82        $5.99       $8.25
Number of accumulation units outstanding at end of period                   20,183      18,885       13,630       7,008
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during May 2001)
AUV at beginning of period                                                  $18.01      $14.02       $20.23      $22.97
AUV at end of period                                                        $19.86      $18.01       $14.02      $20.23
Number of accumulation units outstanding at end of period                   24,926      39,321       41,942      17,631
ING JPMORGAN INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                  $11.85      $10.00
AUV at end of period                                                        $13.77      $11.85
Number of accumulation units outstanding at end of period                    8,512       3,444
ING JPMORGAN SMALL CAP EQUITY
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.27       $7.81       $10.00
AUV at end of period                                                        $13.63      $10.27        $7.81
Number of accumulation units outstanding at end of period                   35,215      38,873        5,346
ING JULIUS BAER FOREIGN
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.52       $8.19       $10.00
AUV at end of period                                                        $12.15      $10.52        $8.19
Number of accumulation units outstanding at end of period                   88,475      14,401        1,613
ING LEGG MASON VALUE
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.34       $6.95        $8.80       $9.64
AUV at end of period                                                         $9.30       $8.34        $6.95       $8.80
Number of accumulation units outstanding at end of period                  148,342     149,704      132,024      41,232
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.68
AUV at end of period                                                        $11.21
Number of accumulation units outstanding at end of period                  175,103

                                      A74
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING LIFESTYLE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.12
AUV at end of period                                                        $11.09
Number of accumulation units outstanding at end of period                  638,720
ING LIFESTYLE MODERATE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.73
AUV at end of period                                                        $10.92
Number of accumulation units outstanding at end of period                  284,127
ING LIFESTYLE MODERATE
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.80
AUV at end of period                                                        $10.78
Number of accumulation units outstanding at end of period                  136,800
ING LIMITED MATURITY BOND
(Fund first available during May 2001)
AUV at beginning of period                                                  $18.49      $18.36       $17.48      $16.81
AUV at end of period                                                        $18.37      $18.49       $18.36      $17.48
Number of accumulation units outstanding at end of period                   49,032      87,178      115,925      33,099
ING LIQUID ASSETS
(Fund first available during May 2001)
AUV at beginning of period                                                  $14.24      $14.43       $14.53      $14.43
AUV at end of period                                                        $14.08      $14.24       $14.43      $14.53
Number of accumulation units outstanding at end of period                  203,936     232,021      327,509     329,210
ING MARSICO GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                  $13.07      $10.06       $14.58      $19.04
AUV at end of period                                                        $14.40      $13.07       $10.06      $14.58
Number of accumulation units outstanding at end of period                   89,287     147,726       60,337      37,525
ING MERCURY FOCUS VALUE
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.71       $8.33       $10.00
AUV at end of period                                                        $11.70      $10.71        $8.33
Number of accumulation units outstanding at end of period                    9,299       8,599        5,396
ING MERCURY LARGE CAP GROWTH
(Fund first available during November 2004)
AUV at beginning of period                                                  $10.06
AUV at end of period                                                        $10.74
Number of accumulation units outstanding at end of period                      817
ING MFS MID CAP GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                  $20.75      $15.22       $30.36      $39.38
AUV at end of period                                                        $23.38      $20.75       $15.22      $30.36
Number of accumulation units outstanding at end of period                   54,725      80,454       59,471      32,214
ING MFS TOTAL RETURN
(Fund first available during May 2001)
AUV at beginning of period                                                  $20.83      $18.21       $19.59      $20.07
AUV at end of period                                                        $22.67      $20.83       $18.21      $19.59
Number of accumulation units outstanding at end of period                  157,856     156,989      108,560      48,787

                                      A75
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING OPPENHEIMER MAIN STREET
(Fund first available during May 2001)
AUV at beginning of period                                                  $17.49      $14.33       $19.48      $23.19
AUV at end of period                                                        $19.34      $17.49       $14.33      $19.48
Number of accumulation units outstanding at end of period                   42,134      51,558       52,294      25,925
ING PIMCO CORE BOND
(Fund first available during May 2001)
AUV at beginning of period                                                  $12.35      $12.03       $11.30      $10.92
AUV at end of period                                                        $12.68      $12.35       $12.03      $11.30
Number of accumulation units outstanding at end of period                  164,762     151,480      134,070      45,492
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                        $10.77
Number of accumulation units outstanding at end of period                  427,910
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.79      $10.00
AUV at end of period                                                        $11.57      $10.79
Number of accumulation units outstanding at end of period                   36,724       1,223
ING SALOMON BROTHERS ALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                  $11.41       $8.39       $11.50      $12.23
AUV at end of period                                                        $12.05      $11.41        $8.39      $11.50
Number of accumulation units outstanding at end of period                  164,134     204,499      186,269     101,330
ING SALOMON BROTHERS INVESTORS
(Fund first available during May 2001)
AUV at beginning of period                                                  $10.18       $7.92       $10.49      $11.48
AUV at end of period                                                        $10.96      $10.18        $7.92      $10.49
Number of accumulation units outstanding at end of period                   29,523      46,270       88,534      50,349
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during May 2001)
AUV at beginning of period                                                  $31.24      $25.46       $25.87      $25.75
AUV at end of period                                                        $35.68      $31.24       $25.46      $25.87
Number of accumulation units outstanding at end of period                  204,649     163,215      122,476      43,670
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during May 2001)
AUV at beginning of period                                                  $22.84      $18.63       $21.91      $22.33
AUV at end of period                                                        $25.71      $22.84       $18.63      $21.91
Number of accumulation units outstanding at end of period                  138,681      94,965       69,736      27,313
ING UBS U.S. BALANCED
(Fund first available during November 2003)
AUV at beginning of period                                                   $8.27       $7.16
AUV at end of period                                                         $8.99       $8.27
Number of accumulation units outstanding at end of period                   60,387      40,435
ING VAN KAMPEN EQUITY GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.43       $7.79       $10.00
AUV at end of period                                                         $9.92       $9.43
Number of accumulation units outstanding at end of period                    6,373       5,115           --

                                      A76
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.89       $8.81       $10.00
AUV at end of period                                                        $12.02      $10.89        $8.81
Number of accumulation units outstanding at end of period                   31,252      14,218        5,968
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during May 2001)
AUV at beginning of period                                                  $21.41      $17.09       $20.47      $21.76
AUV at end of period                                                        $23.93      $21.41       $17.09      $20.47
Number of accumulation units outstanding at end of period                   57,509      52,462       40,928      20,784
ING VAN KAMPEN REAL ESTATE
(Fund first available during May 2001)
AUV at beginning of period                                                  $34.48      $25.56       $26.04      $24.32
AUV at end of period                                                        $46.53      $34.48       $25.56      $26.04
Number of accumulation units outstanding at end of period                   48,101      40,493       28,955       8,514
ING VP FINANCIAL SERVICES
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.75
AUV at end of period                                                        $11.05
Number of accumulation units outstanding at end of period                    2,815
ING VP INDEX PLUS LARGECAP
(Fund first available during August 2003)
AUV at beginning of period                                                   $8.83      $10.00
AUV at end of period                                                         $9.54       $8.83
Number of accumulation units outstanding at end of period                   48,195       9,730
ING VP INDEX PLUS MIDCAP
(Fund first available during July 2004)
AUV at beginning of period                                                  $10.01
AUV at end of period                                                        $11.21
Number of accumulation units outstanding at end of period                    4,408
ING VP INDEX PLUS SMALLCAP
(Fund first available during July 2004)
AUV at beginning of period                                                   $9.78
AUV at end of period                                                        $11.67
Number of accumulation units outstanding at end of period                    3,364
ING VP INTERMEDIATE BOND
(Fund first available during May 2002)
AUV at beginning of period                                                  $11.01      $10.60       $10.00
AUV at end of period                                                        $11.28      $11.01       $10.60
Number of accumulation units outstanding at end of period                  101,188      61,348        9,277
ING VP MAGNACAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.99       $7.02        $9.31      $10.11
AUV at end of period                                                         $9.60       $8.99        $7.02       $9.31
Number of accumulation units outstanding at end of period                   12,870      13,071       18,132      11,483
ING VP MIDCAP OPPORTUNITIES
(Fund first available during April 2004)
AUV at beginning of period                                                   $7.01
AUV at end of period                                                         $7.34
Number of accumulation units outstanding at end of period                   18,065

                                      A77
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING VP SMALLCAP OPPORTUNITIES
(Fund first available during May 2001)
AUV at beginning of period                                                   $6.19       $4.57        $8.30      $10.01
AUV at end of period                                                         $6.67       $6.19        $4.57       $8.30
Number of accumulation units outstanding at end of period                   62,583      66,684       54,433      21,418
ING VP WORLDWIDE GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                   $6.47       $5.12        $6.95       $8.34
AUV at end of period                                                         $6.94       $6.47        $5.12       $6.95
Number of accumulation units outstanding at end of period                   35,903      72,812       39,021      30,234
JENNISON PORTFOLIO
(Fund first available during May 2001)
AUV at beginning of period                                                   $5.33       $4.20        $6.23       $7.19
AUV at end of period                                                         $5.70       $5.33        $4.20       $6.23
Number of accumulation units outstanding at end of period                   27,082      18,949       22,367      21,785
PIMCO STOCKSPLUS GROWTH & INCOME
(Fund first available during May 2001)
AUV at beginning of period                                                   $9.97       $7.80        $9.99      $10.97
AUV at end of period                                                        $10.82       $9.97        $7.80       $9.99
Number of accumulation units outstanding at end of period                    9,635      14,235       24,969      10,158
PIONEER FUND VCT
(Fund first available during November 2001)
AUV at beginning of period                                                   $8.95       $7.40        $9.36      $10.00
AUV at end of period                                                         $9.72       $8.95        $7.40       $9.36
Number of accumulation units outstanding at end of period                   14,719       9,957        8,141          --
PIONEER MID CAP VALUE VCT
(Fund first available during November 2001)
AUV at beginning of period                                                  $12.48       $9.29       $10.70      $10.00
AUV at end of period                                                        $14.88      $12.48        $9.29      $10.70
Number of accumulation units outstanding at end of period                  120,165      50,383       28,194         660
PROFUND VP BULL
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.11       $6.59        $8.86      $10.00
AUV at end of period                                                         $8.65       $8.11        $6.59       $8.86
Number of accumulation units outstanding at end of period                  216,954      75,931       29,583       5,613
PROFUND VP EUROPE 30
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.13       $5.98        $8.23      $10.05
AUV at end of period                                                         $9.11       $8.13        $5.98       $8.23
Number of accumulation units outstanding at end of period                  241,302     163,248        8,144      15,188
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period                                                   $9.35      $10.00
AUV at end of period                                                         $8.16       $9.35
Number of accumulation units outstanding at end of period                   69,112       4,760
PROFUND VP SMALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $9.97       $7.13        $9.39      $10.00
AUV at end of period                                                        $11.40       $9.97        $7.13       $9.39
Number of accumulation units outstanding at end of period                  191,274     132,957        7,373      12,960

                                      A78
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                   $5.53       $4.05        $5.36       $7.29
AUV at end of period                                                         $6.29       $5.53        $4.05       $5.36
Number of accumulation units outstanding at end of period                  161,990      60,765       34,977      11,906

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 2.10%

AIM VI DENT DEMOGRAPHIC TRENDS
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.79       $7.28       $10.98      $10.00
AUV at end of period                                                        $10.34       $9.79        $7.28      $10.98
Number of accumulation units outstanding at end of period                  306,802     194,283       11,618          --
AIM VI FINANCIAL SERVICES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.87       $7.78        $9.33      $10.00
AUV at end of period                                                        $10.50       $9.87        $7.78       $9.33
Number of accumulation units outstanding at end of period                  166,716     144,891       84,291       3,260
AIM VI HEALTH SCIENCES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.47       $7.57       $10.24      $10.00
AUV at end of period                                                         $9.98       $9.47        $7.57      $10.24
Number of accumulation units outstanding at end of period                  366,144     324,507      151,077         466
AIM VI LEISURE FUND
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.58       $8.40       $10.00
AUV at end of period                                                        $11.74      $10.58        $8.40
Number of accumulation units outstanding at end of period                  277,954     125,871       40,592
AIM VI UTILITIES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $7.25       $6.30        $8.08      $10.00
AUV at end of period                                                         $8.77       $7.25        $6.30       $8.08
Number of accumulation units outstanding at end of period                  457,831     131,724       52,671          --
COLONIAL SMALL CAP VALUE
(Fund first available during November 2003)
AUV at beginning of period                                                  $13.79      $10.00
AUV at end of period                                                        $16.54      $13.79
Number of accumulation units outstanding at end of period                1,261,075     219,203
FIDELITY VIP EQUITY - INCOME
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.87       $7.75        $9.56
AUV at end of period                                                        $10.75       $9.87        $7.75
Number of accumulation units outstanding at end of period                 1,289231     448,420       54,904

                                      A79
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
FIDELITY VIP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $8.18       $6.31        $9.24
AUV at end of period                                                         $8.26       $8.18        $6.31
Number of accumulation units outstanding at end of period                1,683,849     875,428      107,165
ING AIM MID CAP GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                  $13.26       $9.40       $14.05      $16.27
AUV at end of period                                                        $13.97      $13.26        $9.40      $14.05
Number of accumulation units outstanding at end of period                  441,646     224,903       63,802      21,990
ING ALLIANCE MID CAP GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                  $15.74       $9.62       $14.05      $16.08
AUV at end of period                                                        $18.42      $15.74        $9.62      $14.05
Number of accumulation units outstanding at end of period                  672,084     439,259      184,179      63,924
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.75      $10.00
AUV at end of period                                                        $11.77      $10.75
Number of accumulation units outstanding at end of period                6,721,770     882,976
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.96      $10.00
AUV at end of period                                                        $11.78      $10.96
Number of accumulation units outstanding at end of period                5,253,841     709,118
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                  $11.59      $10.00
AUV at end of period                                                        $13.46      $11.59
Number of accumulation units outstanding at end of period                2,085,943     296,661
ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during May 2001)
AUV at beginning of period                                                   $9.87       $7.37        $9.88      $10.51
AUV at end of period                                                        $10.56       $9.87        $7.37       $9.88
Number of accumulation units outstanding at end of period                2,891,985   2,105,769      916,295     261,939
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during May 2001)
AUV at beginning of period                                                  $17.11      $12.82       $16.41      $19.19
AUV at end of period                                                        $18.58      $17.11       $12.82      $16.41
Number of accumulation units outstanding at end of period                  680,585     451,642      210,411      72,320
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                  $17.18      $12.50       $17.12      $17.51
AUV at end of period                                                        $18.08      $17.18       $12.50      $17.12
Number of accumulation units outstanding at end of period                1,056,898     734,792      350,649      77,139
ING DEVELOPING WORLD
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.64       $6.02        $6.89       $7.32
AUV at end of period                                                         $9.96       $8.64        $6.02       $6.89
Number of accumulation units outstanding at end of period                  614,996     251,031       87,622      52,358

                                      A80
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during May 2001)
AUV at beginning of period                                                  $17.35      $14.15       $17.43      $19.13
AUV at end of period                                                        $19.52      $17.35       $14.15      $17.43
Number of accumulation units outstanding at end of period                  261,179     228,990      131,099      34,231
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                         $9.86
Number of accumulation units outstanding at end of period                  334,842
ING EVERGREEN OMEGA
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.64
AUV at end of period                                                        $10.44
Number of accumulation units outstanding at end of period                   23,328
ING FMRSM DIVERSIFIED MID-CAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $9.30       $7.12        $9.01       $9.46
AUV at end of period                                                        $11.30       $9.30        $7.12       $9.01
Number of accumulation units outstanding at end of period                1,202,124     724,929      492,026      76,525
ING GET FUND - SERIES V
(Fund first available during June 2003)
AUV at beginning of period                                                   $9.68      $10.00
AUV at end of period                                                         $9.65       $9.68
Number of accumulation units outstanding at end of period                   58,801     108,973
ING GET U.S. CORE PORTFOLIO - SERIES 1
(Fund first available during June 2003)
AUV at beginning of period                                                  $10.21      $10.00
AUV at end of period                                                        $10.29      $10.21
Number of accumulation units outstanding at end of period                   17,023      17,037
ING GOLDMAN SACHS TOLLKEEPER
(Fund first available during May 2001)
AUV at beginning of period                                                   $6.34       $4.59        $7.58      $10.00
AUV at end of period                                                         $6.92       $6.34        $4.59       $7.58
Number of accumulation units outstanding at end of period                  548,034     305,817      141,023      23,594
ING HARD ASSETS
(Fund first available during May 2001)
AUV at beginning of period                                                  $18.94      $12.71       $12.88      $15.16
AUV at end of period                                                        $19.73      $18.94       $12.71      $12.88
Number of accumulation units outstanding at end of period                  367,334     147,526       43,248       2,531
ING INTERNATIONAL
(Fund first available during December 2001)
AUV at beginning of period                                                   $8.69       $6.87        $8.37       $9.74
AUV at end of period                                                         $9.93       $8.69        $6.87       $8.37
Number of accumulation units outstanding at end of period                  452,329     291,624      132,383       2,399
ING JANUS SPECIAL EQUITY
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.81       $5.98        $8.25       $8.97
AUV at end of period                                                        $10.10       $8.81        $5.98       $8.25
Number of accumulation units outstanding at end of period                  160,339     149,245       96,355      38,065

                                      A81
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during May 2001)
AUV at beginning of period                                                  $17.90      $13.94       $20.13      $22.86
AUV at end of period                                                        $19.73      $17.90       $13.94      $20.13
Number of accumulation units outstanding at end of period                  228,038     185,364      132,556      41,070
ING JPMORGAN INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                  $11.85      $10.00
AUV at end of period                                                        $13.76      $11.85
Number of accumulation units outstanding at end of period                  333,308      22,489
ING JPMORGAN SMALL CAP EQUITY
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.26       $7.81       $10.00
AUV at end of period                                                        $13.63      $10.26        $7.81
Number of accumulation units outstanding at end of period                  643,342     260,352       37,674
ING JULIUS BAER FOREIGN
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.51       $8.19       $10.00
AUV at end of period                                                        $12.14      $10.51        $8.19
Number of accumulation units outstanding at end of period                1,232,792     128,362        6,369
ING LEGG MASON VALUE
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.32       $6.94        $8.79       $9.64
AUV at end of period                                                         $9.28       $8.32        $6.94       $8.79
Number of accumulation units outstanding at end of period                1,677,706     854,803      584,691     164,770
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.04
AUV at end of period                                                        $11.21
Number of accumulation units outstanding at end of period                2,096,871
ING LIFESTYLE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.17
AUV at end of period                                                        $11.09
Number of accumulation units outstanding at end of period                4,510,533
ING LIFESTYLE MODERATE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.99
AUV at end of period                                                        $10.91
Number of accumulation units outstanding at end of period                3,892,013
ING LIFESTYLE MODERATE
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.81
AUV at end of period                                                        $10.78
Number of accumulation units outstanding at end of period                1,671,674
ING LIMITED MATURITY BOND
(Fund first available during May 2001)
AUV at beginning of period                                                  $18.35      $18.23       $17.36      $16.70
AUV at end of period                                                        $18.22      $18.35       $18.23      $17.36
Number of accumulation units outstanding at end of period                  281,028     390,766      187,662      63,527

                                      A82
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING LIQUID ASSETS
(Fund first available during May 2001)
AUV at beginning of period                                                  $14.13      $14.33       $14.43      $14.34
AUV at end of period                                                        $13.97      $14.13       $14.33      $14.43
Number of accumulation units outstanding at end of period                  971,131     735,857      514,409     261,606
ING MARSICO GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                  $13.02      $10.02       $14.53      $18.99
AUV at end of period                                                        $14.34      $13.02       $10.02      $14.53
Number of accumulation units outstanding at end of period                1,389,051     845,399      311,442     126,140
ING MERCURY FOCUS VALUE
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.70       $8.33       $10.00
AUV at end of period                                                        $11.69      $10.70        $8.33
Number of accumulation units outstanding at end of period                  257,304      99,430       15,878
ING MERCURY LARGE CAP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.86       $7.94       $10.00
AUV at end of period                                                        $10.73       $9.86        $7.94
Number of accumulation units outstanding at end of period                   72,893      38,135        8,896
ING MFS MID CAP GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                  $20.65      $15.16       $30.25      $39.25
AUV at end of period                                                        $23.26      $20.65       $15.16      $30.25
Number of accumulation units outstanding at end of period                  704,318     527,276      309,801      93,233
ING MFS TOTAL RETURN
(Fund first available during May 2001)
AUV at beginning of period                                                  $20.73      $18.14       $19.52      $20.00
AUV at end of period                                                        $22.55      $20.73       $18.14      $19.52
Number of accumulation units outstanding at end of period                1,640,545   1,114,951      687,305     203,036
ING OPPENHEIMER MAIN STREET
(Fund first available during May 2001)
AUV at beginning of period                                                  $17.41      $14.27       $19.40      $23.11
AUV at end of period                                                        $19.24      $17.41       $14.27      $19.40
Number of accumulation units outstanding at end of period                  379,152     360,253      215,283      85,348
ING PIMCO CORE BOND
(Fund first available during May 2001)
AUV at beginning of period                                                  $12.29      $11.98       $11.26      $10.88
AUV at end of period                                                        $12.62      $12.29       $11.98      $11.26
Number of accumulation units outstanding at end of period                1,738,298   1,262,012      836,451     221,684
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                        $10.77
Number of accumulation units outstanding at end of period                2,439,916
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.79      $10.00
AUV at end of period                                                        $11.56      $10.79
Number of accumulation units outstanding at end of period                  974,672     109,745

                                      A83
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING SALOMON BROTHERS ALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                  $11.38       $8.37       $11.49      $12.23
AUV at end of period                                                        $12.02      $11.38        $8.37      $11.49
Number of accumulation units outstanding at end of period                1,693,260   1,445,599      892,250     225,937
ING SALOMON BROTHERS INVESTORS
(Fund first available during May 2001)
AUV at beginning of period                                                  $10.16       $7.91       $10.48      $11.47
AUV at end of period                                                        $10.93      $10.16        $7.91      $10.48
Number of accumulation units outstanding at end of period                  619,270     474,812      294,204     136,482
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during May 2001)
AUV at beginning of period                                                  $31.00      $25.28       $25.70      $25.59
AUV at end of period                                                        $35.39      $31.00       $25.28      $25.70
Number of accumulation units outstanding at end of period                2,380,506     998,381      442,657      92,605
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during May 2001)
AUV at beginning of period                                                  $22.67      $18.50       $21.77      $22.19
AUV at end of period                                                        $25.50      $22.67       $18.50      $21.77
Number of accumulation units outstanding at end of period                1,619,276     860,125      425,112     107,272
ING UBS U.S. BALANCED
(Fund first available during November 2003)
AUV at beginning of period                                                   $8.26       $7.15
AUV at end of period                                                         $8.97       $8.26
Number of accumulation units outstanding at end of period                  577,971     294,927
ING VAN KAMPEN EQUITY GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.42       $7.78       $10.00
AUV at end of period                                                         $9.90       $9.42        $7.78
Number of accumulation units outstanding at end of period                  261,717     138,420       10,422
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.88       $8.80       $10.00
AUV at end of period                                                        $12.00      $10.88        $8.80
Number of accumulation units outstanding at end of period                  789,277     200,135       40,258
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during May 2001)
AUV at beginning of period                                                  $21.30      $17.01       $20.39      $21.68
AUV at end of period                                                        $23.79      $21.30       $17.01      $20.39
Number of accumulation units outstanding at end of period                  677,755     424,242      180,352      51,722
ING VAN KAMPEN REAL ESTATE
(Fund first available during May 2001)
AUV at beginning of period                                                  $34.22      $25.38       $25.87      $24.17
AUV at end of period                                                        $46.15      $34.22       $25.38      $25.87
Number of accumulation units outstanding at end of period                  518,437     182,707       77,757       7,350
ING VP FINANCIAL SERVICES
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.03
AUV at end of period                                                        $11.04
Number of accumulation units outstanding at end of period                  172,681

                                      A84
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING VP INDEX PLUS LARGECAP
(Fund first available during August 2003)
AUV at beginning of period                                                   $8.82      $10.00
AUV at end of period                                                         $9.52       $8.82
Number of accumulation units outstanding at end of period                  689,799     247,476
ING VP INDEX PLUS MIDCAP
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.66
AUV at end of period                                                        $11.21
Number of accumulation units outstanding at end of period                  340,018
ING VP INDEX PLUS SMALLCAP
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.61
AUV at end of period                                                        $11.66
Number of accumulation units outstanding at end of period                  333,675
ING VP INTERMEDIATE BOND
(Fund first available during May 2002)
AUV at beginning of period                                                  $11.00      $10.59       $10.00
AUV at end of period                                                        $11.26      $11.00       $10.59
Number of accumulation units outstanding at end of period                1,029,703     182,945       20,543
ING VP MAGNACAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.98       $7.02        $9.31      $10.11
AUV at end of period                                                         $9.58       $8.98        $7.02       $9.31
Number of accumulation units outstanding at end of period                  100,899      60,421       41,229      10,474
ING VP MIDCAP OPPORTUNITIES
(Fund first available during April 2004)
AUV at beginning of period                                                   $7.00
AUV at end of period                                                         $7.32
Number of accumulation units outstanding at end of period                  215,454
ING VP SMALLCAP OPPORTUNITIES
(Fund first available during May 2001)
AUV at beginning of period                                                   $6.19       $4.57        $8.29      $10.01
AUV at end of period                                                         $6.66       $6.19        $4.57       $8.29
Number of accumulation units outstanding at end of period                  823,490     521,035      249,714      45,115
ING VP WORLDWIDE GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                   $6.46       $5.11        $6.94       $8.34
AUV at end of period                                                         $6.92       $6.46        $5.11       $6.94
Number of accumulation units outstanding at end of period                  312,656     252,106      138,853      46,282
JENNISON PORTFOLIO
(Fund first available during May 2001)
AUV at beginning of period                                                   $5.32       $4.19        $6.22       $7.19
AUV at end of period                                                         $5.69       $5.32        $4.19       $6.22
Number of accumulation units outstanding at end of period                  509,298     449,625      265,344      70,772
PIMCO STOCKSPLUS GROWTH & INCOME
(Fund first available during May 2001)
AUV at beginning of period                                                   $9.94       $7.79        $9.97      $10.95
AUV at end of period                                                        $10.78       $9.94        $7.79       $9.97
Number of accumulation units outstanding at end of period                  221,710     255,345      218,962      61,575

                                      A85
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
PIONEER FUND VCT
(Fund first available during November 2001)
AUV at beginning of period                                                   $8.94       $7.39        $9.35      $10.00
AUV at end of period                                                         $9.70       $8.94        $7.39       $9.35
Number of accumulation units outstanding at end of period                  501,864     342,392       57,294          --
PIONEER MID CAP VALUE VCT
(Fund first available during November 2001)
AUV at beginning of period                                                  $12.46       $9.29       $10.70      $10.00
AUV at end of period                                                        $14.86      $12.46        $9.29      $10.70
Number of accumulation units outstanding at end of period                2,314,602     732,031      145,463          --
PROFUND VP BULL
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.10       $6.59        $8.85      $10.00
AUV at end of period                                                         $8.63       $8.10        $6.59       $8.85
Number of accumulation units outstanding at end of period                  278,604      83,177       23,783       1,814
PROFUND VP EUROPE 30
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.12       $5.98        $8.23      $10.05
AUV at end of period                                                         $9.09       $8.12        $5.98       $8.23
Number of accumulation units outstanding at end of period                  160,013      67,213       17,650          --
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period                                                   $9.34      $10.00
AUV at end of period                                                         $8.15       $9.34
Number of accumulation units outstanding at end of period                  307,589      26,719
PROFUND VP SMALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $9.96       $7.13        $9.39      $10.00
AUV at end of period                                                        $11.38       $9.96        $7.13       $9.39
Number of accumulation units outstanding at end of period                  453,800     255,439       68,579      12,110
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                   $5.52       $4.05        $5.36       $7.29
AUV at end of period                                                         $6.27       $5.52        $4.05       $5.36
Number of accumulation units outstanding at end of period                1,021,161     640,197      156,994      86,394

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 2.15%

AIM VI DENT DEMOGRAPHIC TRENDS
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.77       $7.27       $10.98      $10.00
AUV at end of period                                                        $10.32       $9.77        $7.27      $10.98
Number of accumulation units outstanding at end of period                   24,907      17,993        8,919         228

                                      A86
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
AIM VI FINANCIAL SERVICES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.85       $7.77        $9.33      $10.00
AUV at end of period                                                        $10.48       $9.85        $7.77       $9.33
Number of accumulation units outstanding at end of period                    8,510      10,908        8,074       3,752
AIM VI HEALTH SCIENCES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.46       $7.57       $10.24      $10.00
AUV at end of period                                                         $9.96       $9.46        $7.57      $10.24
Number of accumulation units outstanding at end of period                   53,173      56,040        9,189       1,063
AIM VI LEISURE FUND
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.57       $8.40       $10.00
AUV at end of period                                                        $11.73      $10.57        $8.40
Number of accumulation units outstanding at end of period                    4,024     113,886       17,360
AIM VI UTILITIES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $7.24       $6.30        $8.08      $10.00
AUV at end of period                                                         $8.75       $7.24        $6.30       $8.08
Number of accumulation units outstanding at end of period                   27,761      15,817       24,927          --
COLONIAL SMALL CAP VALUE
(Fund first available during November 2003)
AUV at beginning of period                                                  $13.78      $10.00
AUV at end of period                                                        $16.53      $13.78
Number of accumulation units outstanding at end of period                   22,984      12,195
FIDELITY VIP EQUITY - INCOME
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.86       $7.75        $9.56
AUV at end of period                                                        $10.73       $9.86        $7.75
Number of accumulation units outstanding at end of period                  112,420     105,157       46,318
FIDELITY VIP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $8.17       $6.30        $9.24
AUV at end of period                                                         $8.25       $8.17        $6.30
Number of accumulation units outstanding at end of period                  275,466     288,829       72,401
ING AIM MID CAP GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                  $13.21       $9.36       $14.01      $16.23
AUV at end of period                                                        $13.90      $13.21        $9.36      $14.01
Number of accumulation units outstanding at end of period                   57,556      53,896       20,219      11,976
ING ALLIANCE MID CAP GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                  $15.67       $9.59       $14.01      $16.04
AUV at end of period                                                        $18.33      $15.67        $9.59      $14.01
Number of accumulation units outstanding at end of period                   70,237      88,834       58,703      45,184
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.74      $10.00
AUV at end of period                                                        $11.76      $10.74
Number of accumulation units outstanding at end of period                  109,318      10,783

                                      A87
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.96      $10.00
AUV at end of period                                                        $11.78      $10.96
Number of accumulation units outstanding at end of period                   16,429       5,853
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                  $11.59      $10.00
AUV at end of period                                                        $13.45      $11.59
Number of accumulation units outstanding at end of period                   19,375         579
ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during May 2001)
AUV at beginning of period                                                   $9.85       $7.36        $9.87      $10.50
AUV at end of period                                                        $10.54       $9.85        $7.36       $9.87
Number of accumulation units outstanding at end of period                  307,982     293,879      190,461      82,699
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during May 2001)
AUV at beginning of period                                                  $17.01      $12.75       $16.33      $19.11
AUV at end of period                                                        $18.47      $17.01       $12.75      $16.33
Number of accumulation units outstanding at end of period                   75,446      83,078       59,805      32,608
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                  $17.11      $12.46       $17.07      $17.47
AUV at end of period                                                        $17.99      $17.11       $12.46      $17.07
Number of accumulation units outstanding at end of period                   97,885      90,553       54,702      21,559
ING DEVELOPING WORLD
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.62       $6.01        $6.87       $7.30
AUV at end of period                                                         $9.93       $8.62        $6.01       $6.87
Number of accumulation units outstanding at end of period                   33,906      22,800       14,127       9,241
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during May 2001)
AUV at beginning of period                                                  $17.27      $14.09       $17.36      $19.07
AUV at end of period                                                        $19.42      $17.27       $14.09      $17.36
Number of accumulation units outstanding at end of period                   27,715      27,223       19,840       7,195
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.95
AUV at end of period                                                         $9.85
Number of accumulation units outstanding at end of period                   11,064
ING EVERGREEN OMEGA
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.92
AUV at end of period                                                        $10.43
Number of accumulation units outstanding at end of period                      158
ING FMRSM DIVERSIFIED MID-CAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $9.28       $7.11        $9.01       $9.46
AUV at end of period                                                        $11.27       $9.28        $7.11       $9.01
Number of accumulation units outstanding at end of period                  101,131     119,998       74,631      17,789

                                      A88
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING GOLDMAN SACHS TOLLKEEPER
(Fund first available during May 2001)
AUV at beginning of period                                                   $6.33       $4.59        $7.58      $10.00
AUV at end of period                                                         $6.91       $6.33        $4.59       $7.58
Number of accumulation units outstanding at end of period                   54,139      52,483       23,046      14,867
ING HARD ASSETS
(Fund first available during May 2001)
AUV at beginning of period                                                  $18.80      $12.62       $12.79      $15.06
AUV at end of period                                                        $19.57      $18.80       $12.62      $12.79
Number of accumulation units outstanding at end of period                   18,255      18,382       11,015       6,076
ING INTERNATIONAL
(Fund first available during December 2001)
AUV at beginning of period                                                   $8.66       $6.85        $8.35       $9.72
AUV at end of period                                                         $9.89       $8.66        $6.85       $8.35
Number of accumulation units outstanding at end of period                   47,462      53,716       28,442          --
ING JANUS SPECIAL EQUITY
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.79       $5.97        $8.24       $8.97
AUV at end of period                                                        $10.08       $8.79        $5.97       $8.24
Number of accumulation units outstanding at end of period                   52,500      35,657        7,583       5,305
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during May 2001)
AUV at beginning of period                                                  $17.79      $13.87       $20.03      $22.76
AUV at end of period                                                        $19.60      $17.79       $13.87      $20.03
Number of accumulation units outstanding at end of period                   30,266      35,728       34,166      10,853
ING JPMORGAN INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                  $11.84      $10.00
AUV at end of period                                                        $13.75      $11.84
Number of accumulation units outstanding at end of period                    2,771         326
ING JPMORGAN SMALL CAP EQUITY
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.25       $7.81       $10.00
AUV at end of period                                                        $13.63      $10.25        $7.81
Number of accumulation units outstanding at end of period                   88,751      24,074           47
ING JULIUS BAER FOREIGN
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.50       $8.18       $10.00
AUV at end of period                                                        $12.12      $10.50        $8.18
Number of accumulation units outstanding at end of period                   25,477      20,181        4,137
ING LEGG MASON VALUE
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.31       $6.93        $8.79       $9.64
AUV at end of period                                                         $9.26       $8.31        $6.93       $8.79
Number of accumulation units outstanding at end of period                  158,166     159,409      103,609      26,573
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during July 2004)
AUV at beginning of period                                                   $9.67
AUV at end of period                                                        $11.20
Number of accumulation units outstanding at end of period                    1,879

                                      A89
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING LIFESTYLE GROWTH
(Fund first available during August 2004)
AUV at beginning of period                                                   $9.74
AUV at end of period                                                        $11.09
Number of accumulation units outstanding at end of period                    7,866
ING LIFESTYLE MODERATE GROWTH
(Fund first available during July 2004)
AUV at beginning of period                                                   $9.84
AUV at end of period                                                        $10.91
Number of accumulation units outstanding at end of period                    8,005
ING LIFESTYLE MODERATE
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                        $10.77
Number of accumulation units outstanding at end of period                    7,997
ING LIMITED MATURITY BOND
(Fund first available during May 2001)
AUV at beginning of period                                                  $18.21      $18.10       $17.25      $16.60
AUV at end of period                                                        $18.07      $18.21       $18.10      $17.25
Number of accumulation units outstanding at end of period                   32,649     130,050      102,238      14,995
ING LIQUID ASSETS
(Fund first available during May 2001)
AUV at beginning of period                                                  $14.03      $14.23       $14.34      $14.25
AUV at end of period                                                        $13.85      $14.03       $14.23      $14.34
Number of accumulation units outstanding at end of period                   92,227     127,143      102,402     131,130
ING MARSICO GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                  $12.97       $9.99       $14.49      $18.95
AUV at end of period                                                        $14.28      $12.97        $9.99      $14.49
Number of accumulation units outstanding at end of period                   90,447     106,576       62,460      50,456
ING MERCURY FOCUS VALUE
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.69       $8.33       $10.00
AUV at end of period                                                        $11.67      $10.69        $8.33
Number of accumulation units outstanding at end of period                  124,385     116,975       20,649
ING MERCURY LARGE CAP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.86       $7.93       $10.00
AUV at end of period                                                        $10.72       $9.86        $7.93
Number of accumulation units outstanding at end of period                    1,929       1,932          297
ING MFS MID CAP GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                  $20.55      $15.10       $30.14      $39.11
AUV at end of period                                                        $23.14      $20.55       $15.10      $30.14
Number of accumulation units outstanding at end of period                   64,760      83,428       60,108      29,442
ING MFS TOTAL RETURN
(Fund first available during May 2001)
AUV at beginning of period                                                  $20.63      $18.06       $19.45      $19.93
AUV at end of period                                                        $22.43      $20.63       $18.06      $19.45
Number of accumulation units outstanding at end of period                  181,189     244,840      123,964      62,233

                                      A90
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING OPPENHEIMER MAIN STREET
(Fund first available during May 2001)
AUV at beginning of period                                                  $17.32      $14.21       $19.33      $23.03
AUV at end of period                                                        $19.14      $17.32       $14.21      $19.33
Number of accumulation units outstanding at end of period                   50,070      60,270       58,224      35,638
ING PIMCO CORE BOND
(Fund first available during May 2001)
AUV at beginning of period                                                  $12.23      $11.93       $11.22      $10.84
AUV at end of period                                                        $12.55      $12.23       $11.93      $11.22
Number of accumulation units outstanding at end of period                  320,812     276,508      299,610      75,861
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                        $10.77
Number of accumulation units outstanding at end of period                  155,169
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.79      $10.00
AUV at end of period                                                        $11.55      $10.79
Number of accumulation units outstanding at end of period                    9,694       5,179
ING SALOMON BROTHERS ALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                  $11.36       $8.36       $11.48      $12.22
AUV at end of period                                                        $11.99      $11.36        $8.36      $11.48
Number of accumulation units outstanding at end of period                  219,486     155,281      142,958      31,699
ING SALOMON BROTHERS INVESTORS
(Fund first available during May 2001)
AUV at beginning of period                                                  $10.14       $7.89       $10.47      $11.46
AUV at end of period                                                        $10.90      $10.14        $7.89      $10.47
Number of accumulation units outstanding at end of period                   43,667      46,480       33,194      16,003
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during May 2001)
AUV at beginning of period                                                  $30.76      $25.10       $25.53      $25.43
AUV at end of period                                                        $35.10      $30.76       $25.10      $25.53
Number of accumulation units outstanding at end of period                  283,302     261,019      164,221      43,006
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during May 2001)
AUV at beginning of period                                                  $22.50      $18.37       $21.62      $22.05
AUV at end of period                                                        $25.29      $22.50       $18.37      $21.62
Number of accumulation units outstanding at end of period                  133,585     138,973       90,035      25,078
ING UBS U.S. BALANCED
(Fund first available during November 2003)
AUV at beginning of period                                                   $8.24       $7.14
AUV at end of period                                                         $8.95       $8.24
Number of accumulation units outstanding at end of period                   36,421      49,854
ING VAN KAMPEN EQUITY GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.42       $7.78       $10.00
AUV at end of period                                                         $9.89       $9.42
Number of accumulation units outstanding at end of period                   10,763      11,021           --

                                      A91
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.87       $8.80       $10.00
AUV at end of period                                                        $11.99      $10.87        $8.80
Number of accumulation units outstanding at end of period                   19,859      18,945        1,758
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during May 2001)
AUV at beginning of period                                                  $21.19      $16.93       $20.30      $21.59
AUV at end of period                                                        $23.66      $21.19       $16.93      $20.30
Number of accumulation units outstanding at end of period                  100,435      93,569       38,925      13,112
ING VAN KAMPEN REAL ESTATE
(Fund first available during May 2001)
AUV at beginning of period                                                  $33.96      $25.20       $25.70      $24.02
AUV at end of period                                                        $45.78      $33.96       $25.20      $25.70
Number of accumulation units outstanding at end of period                   38,457      34,934       17,947       6,621
ING VP FINANCIAL SERVICES
(Fund first available during June 2004)
AUV at beginning of period                                                  $10.04
AUV at end of period                                                        $11.04
Number of accumulation units outstanding at end of period                      366
ING VP INDEX PLUS LARGECAP
(Fund first available during August 2003)
AUV at beginning of period                                                   $8.81      $10.00
AUV at end of period                                                         $9.51       $8.81
Number of accumulation units outstanding at end of period                   37,817      27,484
ING VP INDEX PLUS MIDCAP
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.03
AUV at end of period                                                        $11.21
Number of accumulation units outstanding at end of period                      873
ING VP INDEX PLUS SMALLCAP
(Fund first available during July 2004)
AUV at beginning of period                                                  $10.31
AUV at end of period                                                        $11.66
Number of accumulation units outstanding at end of period                    1,503
ING VP INTERMEDIATE BOND
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.99      $10.59       $10.00
AUV at end of period                                                        $11.24      $10.99       $10.59
ING VP MAGNACAP                                                             67,181
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.97       $7.01        $9.31      $10.11
AUV at end of period                                                         $9.56       $8.97        $7.01       $9.31
Number of accumulation units outstanding at end of period                    8,391      12,012       12,376       4,684
ING VP MIDCAP OPPORTUNITIES
(Fund first available during April 2004)
AUV at beginning of period                                                   $6.99
AUV at end of period                                                         $7.31
Number of accumulation units outstanding at end of period                   14,444

                                      A92
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING VP SMALLCAP OPPORTUNITIES
(Fund first available during May 2001)
AUV at beginning of period                                                   $6.18       $4.56        $8.29      $10.01
AUV at end of period                                                         $6.65       $6.18        $4.56       $8.29
Number of accumulation units outstanding at end of period                   49,838      55,730       46,046       6,290
ING VP WORLDWIDE GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                   $6.45       $5.10        $6.93       $8.33
AUV at end of period                                                         $6.90       $6.45        $5.10       $6.93
Number of accumulation units outstanding at end of period                   28,664      61,656       57,393      20,405
JENNISON PORTFOLIO
(Fund first available during May 2001)
AUV at beginning of period                                                   $5.31       $4.19        $6.22       $7.18
AUV at end of period                                                         $5.67       $5.31        $4.19       $6.22
Number of accumulation units outstanding at end of period                  191,110     248,869       78,264      14,542
PIMCO STOCKSPLUS GROWTH & INCOME
(Fund first available during May 2001)
AUV at beginning of period                                                   $9.91       $7.77        $9.95      $10.94
AUV at end of period                                                        $10.75       $9.91        $7.77       $9.95
Number of accumulation units outstanding at end of period                   39,748      43,840       59,533      20,309
PIONEER FUND VCT
(Fund first available during November 2001)
AUV at beginning of period                                                   $8.93       $7.39        $9.35      $10.00
AUV at end of period                                                         $9.69       $8.93        $7.39       $9.35
Number of accumulation units outstanding at end of period                   21,338      27,046       19,166          --
PIONEER MID CAP VALUE VCT
(Fund first available during November 2001)
AUV at beginning of period                                                  $12.45       $9.28       $10.70      $10.00
AUV at end of period                                                        $14.83      $12.45        $9.28      $10.70
Number of accumulation units outstanding at end of period                  114,897      78,912       25,875          --
PROFUND VP BULL
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.09       $6.58        $8.85      $10.00
AUV at end of period                                                         $8.61       $8.09        $6.58       $8.85
Number of accumulation units outstanding at end of period                   43,358      46,761       32,743         900
PROFUND VP EUROPE 30
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.11       $5.97        $8.22      $10.05
AUV at end of period                                                         $9.07       $8.11        $5.97       $8.22
Number of accumulation units outstanding at end of period                    7,322       7,179        1,104       7,153
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period                                                   $9.34      $10.00
AUV at end of period                                                         $8.15       $9.34
Number of accumulation units outstanding at end of period                    9,738       4,883
PROFUND VP SMALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $9.95       $7.12        $9.38      $10.00
AUV at end of period                                                        $11.36       $9.95        $7.12       $9.38
Number of accumulation units outstanding at end of period                   52,726      50,629       12,461       4,031

                                      A93
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                   $5.51       $4.05        $5.36       $7.29
AUV at end of period                                                         $6.26       $5.51        $4.05       $5.36
Number of accumulation units outstanding at end of period                   65,592      54,941       16,084       3,450

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 2.25%

AIM VI DENT DEMOGRAPHIC TRENDS
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.75       $7.27       $10.97      $10.00
AUV at end of period                                                        $10.29       $9.75        $7.27      $10.97
Number of accumulation units outstanding at end of period                   44,876     122,172      109,981         724
AIM VI FINANCIAL SERVICES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.83       $7.76        $9.33      $10.00
AUV at end of period                                                        $10.44       $9.83        $7.76       $9.33
Number of accumulation units outstanding at end of period                   46,286      45,305       32,860         107
AIM VI HEALTH SCIENCES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $9.44       $7.56       $10.23      $10.00
AUV at end of period                                                         $9.92       $9.44        $7.56      $10.23
Number of accumulation units outstanding at end of period                   93,576     113,659       45,837       5,379
AIM VI LEISURE FUND
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.55       $8.39       $10.00
AUV at end of period                                                        $11.70      $10.55        $8.39
Number of accumulation units outstanding at end of period                   61,071      18,403        7,579
AIM VI UTILITIES FUND
(Fund first available during November 2001)
AUV at beginning of period                                                   $7.22       $6.29        $8.08      $10.00
AUV at end of period                                                         $8.72       $7.22        $6.29       $8.08
Number of accumulation units outstanding at end of period                  100,376      54,391        2,946          --
COLONIAL SMALL CAP VALUE
(Fund first available during November 2003)
AUV at beginning of period                                                  $13.77      $10.00
AUV at end of period                                                        $16.50      $13.77
Number of accumulation units outstanding at end of period                  171,199      48,951
FIDELITY VIP EQUITY - INCOME
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.83       $7.74        $9.55
AUV at end of period                                                        $10.69       $9.83        $7.74
Number of accumulation units outstanding at end of period                  295,104      90,841        7,498

                                      A94
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
FIDELITY VIP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $8.15       $6.29        $9.23
AUV at end of period                                                         $8.22       $8.15        $6.29
Number of accumulation units outstanding at end of period                  311,085     193,182       13,477
ING AIM MID CAP GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                  $13.10       $9.29       $13.92      $16.13
AUV at end of period                                                        $13.77      $13.10        $9.29      $13.92
Number of accumulation units outstanding at end of period                   86,285      74,897       28,984      32,366
ING ALLIANCE MID CAP GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                  $15.55       $9.52       $13.93      $15.96
AUV at end of period                                                        $18.17      $15.55        $9.52      $13.93
Number of accumulation units outstanding at end of period                  197,736     161,397       67,393      35,302
ING AMERICAN FUNDS GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.74      $10.00
AUV at end of period                                                        $11.75      $10.74
Number of accumulation units outstanding at end of period                  884,348     193,356
ING AMERICAN FUNDS GROWTH - INCOME
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.96      $10.00
AUV at end of period                                                        $11.76      $10.96
Number of accumulation units outstanding at end of period                  814,463     148,093
ING AMERICAN FUNDS INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                  $11.58      $10.00
AUV at end of period                                                        $13.43      $11.58
Number of accumulation units outstanding at end of period                  258,319      35,476
ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during May 2001)
AUV at beginning of period                                                   $9.81       $7.34        $9.86      $10.49
AUV at end of period                                                        $10.48       $9.81        $7.34       $9.86
Number of accumulation units outstanding at end of period                  807,164     628,349      486,302     172,888
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during May 2001)
AUV at beginning of period                                                  $16.82      $12.62       $16.18      $18.94
AUV at end of period                                                        $18.24      $16.82       $12.62      $16.18
Number of accumulation units outstanding at end of period                  209,967     163,908      102,390      55,217
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                  $16.97      $12.37       $16.97      $17.37
AUV at end of period                                                        $17.83      $16.97       $12.37      $16.97
Number of accumulation units outstanding at end of period                  249,302     170,485       69,008      36,881
ING DEVELOPING WORLD
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.57       $5.98        $6.85       $7.28
AUV at end of period                                                         $9.86       $8.57        $5.98       $6.85
Number of accumulation units outstanding at end of period                   99,626      58,908       39,283      28,075

                                      A95
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during May 2001)
AUV at beginning of period                                                  $17.12      $13.98       $17.24      $18.95
AUV at end of period                                                        $19.22      $17.12       $13.98      $17.24
Number of accumulation units outstanding at end of period                   56,601      58,776       48,682      50,098
ING EVERGREEN HEALTH SCIENCES
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.95
AUV at end of period                                                         $9.85
Number of accumulation units outstanding at end of period                   27,062
ING EVERGREEN OMEGA
(Fund first available during June 2004)
AUV at beginning of period                                                   $9.88
AUV at end of period                                                        $10.42
Number of accumulation units outstanding at end of period                    2,371
ING FMRSM DIVERSIFIED MID-CAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $9.25       $7.09        $8.99       $9.46
AUV at end of period                                                        $11.22       $9.25        $7.09       $8.99
Number of accumulation units outstanding at end of period                  242,987     221,767      181,302      78,758
ING GET FUND - SERIES V
(Fund first available during March 2003)
AUV at beginning of period                                                   $9.66      $10.00
AUV at end of period                                                         $9.62       $9.66
Number of accumulation units outstanding at end of period                    7,044       7,052
ING GET U.S. CORE PORTFOLIO - SERIES 4
(Fund first available during June 2004)
AUV at beginning of period                                                   $9.95
AUV at end of period                                                        $10.30
Number of accumulation units outstanding at end of period                  199,290
ING GET U.S. CORE PORTFOLIO - SERIES 5
(Fund first available during September 2004)
AUV at beginning of period                                                   $9.96
AUV at end of period                                                        $10.42
Number of accumulation units outstanding at end of period                  232,889
ING GET U.S. CORE PORTFOLIO - SERIES 6
(Fund first available during December 2004)
AUV at beginning of period                                                   $9.97
AUV at end of period                                                        $10.05
Number of accumulation units outstanding at end of period                   90,271
ING GOLDMAN SACHS TOLLKEEPER
(Fund first available during May 2001)
AUV at beginning of period                                                   $6.31       $4.58        $7.57      $10.00
AUV at end of period                                                         $6.88       $6.31        $4.58       $7.57
Number of accumulation units outstanding at end of period                  133,686     140,904       80,240      12,668
ING HARD ASSETS
(Fund first available during May 2001)
AUV at beginning of period                                                  $18.51      $12.44       $12.63      $14.88
AUV at end of period                                                        $19.26      $18.51       $12.44      $12.63
Number of accumulation units outstanding at end of period                   94,134      61,074       23,773       9,098

                                      A96
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING INTERNATIONAL
(Fund first available during December 2001)
AUV at beginning of period                                                   $8.59       $6.80        $8.30       $9.67
AUV at end of period                                                         $9.80       $8.59        $6.80       $8.30
Number of accumulation units outstanding at end of period                  146,274      58,270       28,307          --
ING JANUS SPECIAL EQUITY
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.76       $5.96        $8.23       $8.96
AUV at end of period                                                        $10.03       $8.76        $5.96       $8.23
Number of accumulation units outstanding at end of period                   83,138      63,791       19,023       5,941
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during May 2001)
AUV at beginning of period                                                  $17.58      $13.72       $19.84      $22.55
AUV at end of period                                                        $19.35      $17.58       $13.72      $19.84
Number of accumulation units outstanding at end of period                   76,095      60,940       61,196      49,630
ING JPMORGAN INTERNATIONAL
(Fund first available during September 2003)
AUV at beginning of period                                                  $11.84      $10.00
AUV at end of period                                                        $13.73      $11.84
Number of accumulation units outstanding at end of period                  125,776      35,164
ING JPMORGAN SMALL CAP EQUITY
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.23       $7.80       $10.00
AUV at end of period                                                        $13.63      $10.23        $7.80
Number of accumulation units outstanding at end of period                  171,395      80,744        8,559
ING JULIUS BAER FOREIGN
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.49       $8.18       $10.00
AUV at end of period                                                        $12.09      $10.49        $8.18
Number of accumulation units outstanding at end of period                  277,456      59,011        3,184
ING LEGG MASON VALUE
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.28       $6.91        $8.78       $9.63
AUV at end of period                                                         $9.22       $8.28        $6.91       $8.78
Number of accumulation units outstanding at end of period                  380,727     311,748      255,764      80,339
ING LIFESTYLE AGGRESSIVE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.09
AUV at end of period                                                        $11.20
Number of accumulation units outstanding at end of period                  469,049
ING LIFESTYLE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.78
AUV at end of period                                                        $11.08
Number of accumulation units outstanding at end of period                  446,534
ING LIFESTYLE MODERATE GROWTH
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.09
AUV at end of period                                                        $10.90
Number of accumulation units outstanding at end of period                  868,858

                                      A97
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING LIFESTYLE MODERATE
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.81
AUV at end of period                                                        $10.76
Number of accumulation units outstanding at end of period                  417,929
ING LIMITED MATURITY BOND
(Fund first available during May 2001)
AUV at beginning of period                                                  $17.94      $17.84       $17.02      $16.39
AUV at end of period                                                        $17.78      $17.94       $17.84      $17.02
Number of accumulation units outstanding at end of period                   82,785     166,520      117,720      33,665
ING LIQUID ASSETS
(Fund first available during May 2001)
AUV at beginning of period                                                  $13.81      $14.03       $14.15      $14.07
AUV at end of period                                                        $13.63      $13.81       $14.03      $14.15
Number of accumulation units outstanding at end of period                  455,671     298,953      300,238     255,667
ING MARSICO GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                  $12.87       $9.92       $14.41      $18.85
AUV at end of period                                                        $14.15      $12.87        $9.92      $14.41
Number of accumulation units outstanding at end of period                  372,076     280,718      134,110      58,239
ING MERCURY FOCUS VALUE
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.68       $8.32       $10.00
AUV at end of period                                                        $11.64      $10.68        $8.32
Number of accumulation units outstanding at end of period                  105,343      48,504        8,470
ING MERCURY LARGE CAP GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.84       $7.93       $10.00
AUV at end of period                                                        $10.69       $9.84
Number of accumulation units outstanding at end of period                   18,254      11,989           --
ING MFS MID CAP GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                  $20.36      $14.97       $29.91      $38.85
AUV at end of period                                                        $22.90      $20.36       $14.97      $29.91
Number of accumulation units outstanding at end of period                  156,677     153,096      106,352      50,086
ING MFS TOTAL RETURN
(Fund first available during May 2001)
AUV at beginning of period                                                  $20.44      $17.91       $19.30      $19.80
AUV at end of period                                                        $22.20      $20.44       $17.91      $19.30
Number of accumulation units outstanding at end of period                  472,868     365,773      192,907      77,305
ING OPPENHEIMER MAIN STREET
(Fund first available during May 2001)
AUV at beginning of period                                                  $17.16      $14.09       $19.19      $22.88
AUV at end of period                                                        $18.94      $17.16       $14.09      $19.19
Number of accumulation units outstanding at end of period                  107,021     108,671       87,205      49,977
ING PIMCO CORE BOND
(Fund first available during May 2001)
AUV at beginning of period                                                  $12.11      $11.83       $11.14      $10.77
AUV at end of period                                                        $12.42      $12.11       $11.83      $11.14
Number of accumulation units outstanding at end of period                  440,350     413,995      390,105      70,210

                                      A98
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.00
AUV at end of period                                                        $10.76
Number of accumulation units outstanding at end of period                  666,933
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Fund first available during September 2003)
AUV at beginning of period                                                  $10.78      $10.00
AUV at end of period                                                        $11.54      $10.78
Number of accumulation units outstanding at end of period                  117,910      18,268
ING SALOMON BROTHERS ALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                  $11.32       $8.34       $11.46      $12.20
AUV at end of period                                                        $11.93      $11.32        $8.34      $11.46
Number of accumulation units outstanding at end of period                  504,548     453,453      381,030     202,778
ING SALOMON BROTHERS INVESTORS
(Fund first available during May 2001)
AUV at beginning of period                                                  $10.10       $7.87       $10.45      $11.45
AUV at end of period                                                        $10.85      $10.10        $7.87      $10.45
Number of accumulation units outstanding at end of period                  212,623     226,875      215,195      96,447
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during May 2001)
AUV at beginning of period                                                  $30.30      $24.75       $25.20      $25.11
AUV at end of period                                                        $34.53      $30.30       $24.75      $25.20
Number of accumulation units outstanding at end of period                  535,815     322,552      217,796      93,509
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during May 2001)
AUV at beginning of period                                                  $22.16      $18.11       $21.34      $21.78
AUV at end of period                                                        $24.88      $22.16       $18.11      $21.34
Number of accumulation units outstanding at end of period                  367,821     199,468       94,236      36,453
ING UBS U.S. BALANCED
(Fund first available during December 2003)
AUV at beginning of period                                                   $8.22       $7.12
AUV at end of period                                                         $8.91       $8.22
Number of accumulation units outstanding at end of period                  142.466      84,959
ING VAN KAMPEN EQUITY GROWTH
(Fund first available during May 2002)
AUV at beginning of period                                                   $9.40       $7.78       $10.00
AUV at end of period                                                         $9.86       $9.40        $7.78
Number of accumulation units outstanding at end of period                   58,045      38,293          852
ING VAN KAMPEN GLOBAL FRANCHISE
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.85       $8.80       $10.00
AUV at end of period                                                        $11.95      $10.85        $8.80
Number of accumulation units outstanding at end of period                  187,730     104,916       34,646
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during May 2001)
AUV at beginning of period                                                  $20.97      $16.77       $20.13      $21.43
AUV at end of period                                                        $23.39      $20.97       $16.77      $20.13
Number of accumulation units outstanding at end of period                  158,216     120,772       69,528      27,685

                                      A99
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
ING VAN KAMPEN REAL ESTATE
(Fund first available during May 2001)
AUV at beginning of period                                                  $33.44      $24.84       $25.36      $23.72
AUV at end of period                                                        $45.04      $33.44       $24.84      $25.36
Number of accumulation units outstanding at end of period                  129,932      88,514       48,341      16,849
ING VP FINANCIAL SERVICES
(Fund first available during May 2004)
AUV at beginning of period                                                  $10.04
AUV at end of period                                                        $11.03
Number of accumulation units outstanding at end of period                   10,939
ING VP INDEX PLUS LARGECAP
(Fund first available during August 2003)
AUV at beginning of period                                                   $8.79      $10.00
AUV at end of period                                                         $9.47       $8.79
Number of accumulation units outstanding at end of period                  193,074     129,806
ING VP INDEX PLUS MIDCAP
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.38
AUV at end of period                                                        $10.88
Number of accumulation units outstanding at end of period                   39,449
ING VP INDEX PLUS SMALLCAP
(Fund first available during May 2004)
AUV at beginning of period                                                   $9.39
AUV at end of period                                                        $11.28
Number of accumulation units outstanding at end of period                   64,254
ING VP INTERMEDIATE BOND
(Fund first available during May 2002)
AUV at beginning of period                                                  $10.97      $10.58       $10.00
AUV at end of period                                                        $11.21      $10.97       $10.58
Number of accumulation units outstanding at end of period                  235,507      49,929       93,174
ING VP MAGNACAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.94       $7.00        $9.30      $10.11
AUV at end of period                                                         $9.52       $8.94        $7.00       $9.30
Number of accumulation units outstanding at end of period                   16,921      14,130       27,970      11,700
ING VP MIDCAP OPPORTUNITIES
(Fund first available during April 2004)
AUV at beginning of period                                                   $6.96
AUV at end of period                                                         $7.28
Number of accumulation units outstanding at end of period                   98,330
ING VP SMALLCAP OPPORTUNITIES
(Fund first available during May 2001)
AUV at beginning of period                                                   $6.16       $4.55        $8.28      $10.01
AUV at end of period                                                         $6.62       $6.16        $4.55       $8.28
Number of accumulation units outstanding at end of period                  202,945     198,039      177,135      29,300
ING VP WORLDWIDE GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                   $6.42       $5.09        $6.92       $8.32
AUV at end of period                                                         $6.87       $6.42        $5.09       $6.92
Number of accumulation units outstanding at end of period                  103,986     101,857       78,478      27,011

                                      A100
Access - 134793

                                                                              2004        2003         2002        2001
                                                                              ----        ----         ----        ----
JENNISON PORTFOLIO
(Fund first available during May 2001)
AUV at beginning of period                                                   $5.29       $4.18        $6.21       $7.17
AUV at end of period                                                         $5.65       $5.29        $4.18       $6.21
Number of accumulation units outstanding at end of period                  157,068     133,897      158,536      88,316
PIMCO STOCKSPLUS GROWTH & INCOME
(Fund first available during May 2001)
AUV at beginning of period                                                   $9.85       $7.73        $9.91      $10.90
AUV at end of period                                                        $10.67       $9.85        $7.73       $9.91
Number of accumulation units outstanding at end of period                   84,468     117,178      103,647      74,639
PIONEER FUND VCT
(Fund first available during November 2001)
AUV at beginning of period                                                   $8.90       $7.38        $9.35      $10.00
AUV at end of period                                                         $9.65       $8.90        $7.38       $9.35
Number of accumulation units outstanding at end of period                  104,205      38,234       21,067          --
PIONEER MID CAP VALUE VCT
(Fund first available during November 2001)
AUV at beginning of period                                                  $12.42       $9.27       $10.70      $10.00
AUV at end of period                                                        $14.79      $12.42        $9.27      $10.70
Number of accumulation units outstanding at end of period                  422,943     193,871       74,644         598
PROFUND VP BULL
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.07       $6.57        $8.84      $10.00
AUV at end of period                                                         $8.58       $8.07        $6.57       $8.84
Number of accumulation units outstanding at end of period                   57,055      55,447       19,327       4,584
PROFUND VP EUROPE 30
(Fund first available during May 2001)
AUV at beginning of period                                                   $8.09       $5.96        $8.22      $10.05
AUV at end of period                                                         $9.04       $8.09        $5.96       $8.22
Number of accumulation units outstanding at end of period                   48,053      51,496       30,092      15,212
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
AUV at beginning of period                                                   $9.34      $10.00
AUV at end of period                                                         $8.13       $9.34
Number of accumulation units outstanding at end of period                   55,148       2,400
PROFUND VP SMALL CAP
(Fund first available during May 2001)
AUV at beginning of period                                                   $9.92       $7.11        $9.38      $10.00
AUV at end of period                                                        $11.32       $9.92        $7.11       $9.38
Number of accumulation units outstanding at end of period                  118,259     143,775       83,442       3,530
SP WILLIAM BLAIR INTERNATIONAL GROWTH
(Fund first available during May 2001)
AUV at beginning of period                                                   $5.49       $4.04        $5.35       $7.28
AUV at end of period                                                         $6.23       $5.49        $4.04       $5.35
Number of accumulation units outstanding at end of period                  202,618     134,829       39,549      24,815

                                      A101
Access - 134793

--------------------------------------------------------------------------------
APPENDIX B
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                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.


LIST OF FUND NAME CHANGES
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FORMER FUND NAME                                                  CURRENT FUND NAME
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ING Capital Guardian Large Cap Value Portfolio                    ING Capital Guardian U.S. Equities Portfolio
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ING Capital Guardian Small Cap Portfolio                          ING Capital Guardian Small/Mid Cap Portfolio
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ING Developing World Portfolio                                    ING JPMorgan Emerging Markets Equity Portfolio
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ING Goldman Sachs Internet Tollkeeper Portfolio                   ING Goldman Sachs Tollkeeper Portfolio
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ING Hard Assets Portfolio                                         ING Global Resources Portfolio
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ING Janus Special Equity Portfolio                                ING Janus Contrarian Portfolio
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ING Jennison Equity Opportunities Portfolio                       ING Wells Fargo Mid Cap Disciplined Portfolio
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ING Mercury Focus Value Portfolio                                 ING Mercury Large Cap Value Portfolio
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ING Mercury Fundamental Growth Portfolio                          ING Mercury LargeCap Growth Portfolio
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ING MFS Research Portfolio                                        ING Oppenheimer Main Street Portfolio
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ING UBS U.S. Balanced Portfolio                                   ING UBS U.S. Allocation Portfolio
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ING VP Bond Portfolio                                             ING VP Intermediate Bond Portfolio
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ING VP Worldwide Growth Portfolio                                 ING VP Global Equity Dividend Portfolio
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INVESCO VIF - Leisure Fund                                        AIM V.I. Leisure Fund
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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                       INVESTMENT OBJECTIVE
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ING INVESTORS TRUST
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
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ING AIM MID CAP GROWTH PORTFOLIO (Class S)                          Seeks capital appreciation. Normally, invests at least 80% of its assets in securities of mid-capitalization companies. May
    INVESTMENT ADVISER:  Directed Services, Inc.                    also invest up to 25% in foreign securities.
    INVESTMENT SUBADVISER: A I M Capital Management, Inc.
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ING ALLIANCE MID CAP GROWTH PORTFOLIO                               Seeks long-term total return. Invests in common stocks of
    (Class S)                                                       middle capitalization companies. Normally invests
                                                                    substantially all of its assets in high-quality common stocks
    INVESTMENT ADVISER: Directed Services, Inc.                     that the subadviser expects to increase in value.
    INVESTMENT SUBADVISER: Alliance Capital Management, L.P.
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ING AMERICAN FUNDS GROWTH PORTFOLIO                                 Seeks to make your investment grow.  The Portfolio operates as a "feeder fund" which invests all of its assets in the
    INVESTMENT ADVISER: ING Investments, LLC                        "master fund" which is Class 2 shares of the Growth Fund, a
    INVESTMENT SUBADVISER: Capital Research  Management Company     series of American Funds Insurance Series(R), a registered open-end investment company.  The master fund invests
                                                                    primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Growth Fund is designed for investors seeking long-term capital
                                                                    appreciation through stocks.
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ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO                          Seeks to make your investment grow and provide you with
                                                                    income over time.  The Portfolio operates as a "feeder fund"
    INVESTMENT ADVISER:  ING Investments, LLC                       which invests all of its assets in the "master fund" which is
    INVESTMENT SUBADVISER:  Capital Research  Management Company    Class 2 shares of the Growth-Income Fund, a series of
                                                                    American Funds Insurance Series(R), a registered open-end
                                                                    investment company. The master fund invests primarily in
                                                                    common stocks or other securities which demonstrate the
                                                                    potential for appreciation and/or dividends. The
                                                                    Growth-Income Fund is designed for investors seeking both
                                                                    capital appreciation and income.
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ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO                          Seeks to make your investment grow over time. The Portfolio operates as a "feeder fund" which invests all of its assets
    INVESTMENT ADVISER:  ING Investments, LLC                       in the "master fund" which is Class 2 shares of the
    INVESTMENT SUBADVISER:  Capital Research  Management Company    International Fund, a series of American Funds Insurance
                                                                    Series(R), a registered open-end investment company. The master fund invests primarily in common stocks of companies located outside the United States. The International Fund is designed for investors seeking capital appreciation through stocks.
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ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO                       Seeks capital appreciation. Current income is only an
    (Class S)                                                       incidental consideration. Invests primarily in common stocks traded in securities markets throughout the world. May invest
    INVESTMENT ADVISER:  Directed Services, Inc.                    up to 100% of its total assets in securities traded in
    INVESTMENT SUBADVISER: Capital Guardian Trust Company           securities markets outside the United States. Generally
                                                                    invests at least 65% of its total assets in at least three different countries, one of which may be the United States.
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ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO                        Seeks long-term capital appreciation. Invests at least 80% of
    (Class S)                                                       its assets in equity securities of small/mid capitalization
    (formerly ING Capital Guardian Small Cap Portfolio)             ("small/mid-cap") companies.

    INVESTMENT ADVISER:  Directed Services, Inc.
    INVESTMENT SUBADVISER: Capital Guardian Trust Company
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ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO                        Seeks long-term growth of capital and income. Invests, under
    (Class S)                                                       normal market conditions, at least 80% of its assets in
    (formerly ING Capital Guardian Large Cap Value Portfolio)       equity and equity-related securities of issuers located in the United States.
    INVESTMENT ADVISER:  Directed Services, Inc.
    INVESTMENT SUBADVISER: Capital Guardian Trust Company
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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                       INVESTMENT OBJECTIVE
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ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
    (Class S)                                                       Seeks capital appreciation. Dividend income is a secondary objective. Normally invests at least 80% of its assets in
    INVESTMENT ADVISER:  Directed Services, Inc.                    equity securities of domestic and foreign issuers that meet
    INVESTMENT SUBADVISER: Eagle Asset Management, Inc.             quantitative standards relating to financial soundness and high intrinsic value relative to price.
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ING EVERGREEN HEALTH SCIENCES PORTFOLIO                             A non-diversified Portfolio that seeks long-term capital
    (Class S)                                                       growth.  Normally invests at 80% of its assets in the equity securities of healthcare companies.  May invest in securities
    INVESTMENT ADVISER: Directed Services, Inc.                     of relatively well-known and large companies as well as
    INVESTMENT SUBADVISER: Evergreen Investment Management          small- and medium-sized companies.
    Company, LLC
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ING EVERGREEN OMEGA PORTFOLIO (Class S)                             Seeks long-term capital growth.  Invests primarily in common stocks and securities convertible into common stocks of U.S.
    INVESTMENT ADVISER: Directed Services, Inc.                     companies across all market capitalizations.  May invest up
    INVESTMENT SUBADVISER: Evergreen Investment Management          to 25% of its assets in foreign securities.
    Company, LLC
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ING FMRSM DIVERSIFIED MID CAP PORTFOLIO                             Seeks long-term growth of capital. Normally invests primarily
    (Class S)                                                       in common stocks and normally invests at least 80% of assets in securities of companies with medium market capitalizations.
    INVESTMENT ADVISER:  Directed Services, Inc.
    INVESTMENT SUBADVISER: Fidelity Management & Research Co.
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ING FMRSM EARNINGS GROWTH PORTFOLIO                                 Seeks growth of capital over the long term. Normally invests
    (Class S)                                                       primarily in common stocks. Invests the assets in companies it believes have above-average growth potential. Growth may
    INVESTMENT ADVISER:  Directed Services, Inc.                    be measured by factors such as earnings or revenue. Companies
    INVESTMENT SUBADVISER: Fidelity Management & Research Co.       with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios.
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ING GLOBAL RESOURCES PORTFOLIO (Class S)                            A non-diversified Portfolio that seeks long-term capital
    (formerly ING Hard Assets Portfolio)                            appreciation. Normally invests at least 80% of its assets in the equities of producers of commodities.
    INVESTMENT ADVISER:  Directed Services, Inc.
    INVESTMENT SUBADVISER: Baring International Investment Limited
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ING GOLDMAN SACHS TOLLKEEPERSM PORTFOLIO* (Class S)                 Seeks long-term growth of capital. Invests, under normal
    (formerly ING Goldman Sachs Internet Tollkeeper Portfolio)      circumstances, at least 80% of its net assets plus any
                                                                    borrowings for investment purposes (measured at time of
    INVESTMENT ADVISER:  Directed Services, Inc.                    purchase) in equity investments in "Tollkeeper" companies,
    INVESTMENT SUBADVISER: Goldman Sachs Asset Management, L.P.     which are high-quality technology, media, or service
                                                                    companies that adopt or use technology to improve cost
                                                                    structure, revenue opportunities, and/or competitive
     * Goldman Sachs TollkeeperSM is a service mark of Goldman      advantage.
       Sachs & Co.
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ING JANUS CONTRARIAN PORTFOLIO (Class S)                            A non-diversified Portfolio that seeks capital appreciation.
    (formerly ING Janus Special Equity Portfolio)                   Invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity
    INVESTMENT ADVISER:  Directed Services, Inc.                    securities with the potential for long-term growth of capital.
    INVESTMENT SUBADVISER: Janus Capital Management, LLC
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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                       INVESTMENT OBJECTIVE
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ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (Class S)            Seeks capital appreciation.  Normally invests at least 80% of
    (formerly ING Developing World Portfolio)                       its assets in securities of issuers located in at least three countries with emerging securities markets.  May also invest
    INVESTMENT ADVISER:  Directed Services, Inc.                    to a lesser extent in debt securities of issuers in countries
    INVESTMENT SUBADVISER: JPMorgan Investment Management Inc.      with emerging markets.  May also invest in high-quality,
                                                                    short-term money market instruments and repurchase agreements.
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ING JPMORGAN SMALL CAP EQUITY PORTFOLIO                             Seeks capital growth over the long term. Under normal market
    (Class S)                                                       conditions, invests at least 80% of its total assets in
                                                                    equity securities of small-cap companies. May invest up to
    INVESTMENT ADVISER:  Directed Services, Inc.                    20% of its assets in foreign securities, convertible
    INVESTMENT SUBADVISER: J.P. Morgan Investment Management Inc.   securities and high quality money market instruments and
                                                                    repurchase agreements.  May invest in REITs and derivatives.
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ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO                          Seeks to provide long-term capital appreciation. Under normal
    (Class S)                                                       market conditions, the Portfolio invests at least 80% of its assets in equity securities of mid and large-capitalization
    INVESTMENT ADVISER:  Directed Services, Inc.                    companies at the time of purchase.
    INVESTMENT SUBADVISER: J.P. Morgan Investment Management Inc.
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ING JULIUS BAER FOREIGN PORTFOLIO (Class S)                         Seeks long-term growth of capital.  Under normal conditions, invests in a wide variety of international equity securities
    INVESTMENT ADVISER:  Directed Services, Inc.                    issued through the world, normally excluding the United
    INVESTMENT SUBADVISER: Julius Baer Investment Management LLC    States.  Normally invests at least 80% of its assets in
                                                                    equity securities tied economically to countries outside the
                                                                    United States.
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ING LEGG MASON VALUE PORTFOLIO (Class S)                            A non-diversified portfolio that seeks long-term growth of
    (formerly ING Janus Growth and Income Portfolio)                capital. Normally invests in equity securities, including
                                                                    foreign securities, that offer the potential for capital
    INVESTMENT ADVISER:  Directed Services, Inc.                    growth. May also invest in companies with market
    INVESTMENT SUBADVISER:  Legg Mason Funds Management, Inc.       capitalizations greater than $5 billion, but may invest in companies of any size.  May also invest up to 25% of its
                                                                    total assets in long-term debt securities.
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ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO (Class S1)                Seeks growth of capital.  Invests in a combination of
                                                                    underlying funds according to a fixed formula that over time
    INVESTMENT ADVISER:  ING Investments, LLC                       should reflect an allocation of approximately 100% in equity securities.
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ING LIFESTYLE GROWTH PORTFOLIO (Class S1)                           Seeks growth of capital and some current income.  Invests in a combination of underlying funds according to a fixed
    INVESTMENT ADVISER:  ING Investments, LLC                       formula that over time should reflect an allocation of
                                                                    approximately 80% in equity securities and 20% in fixed
                                                                    income securities.
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ING LIFESTYLE MODERATE GROWTH PORTFOLIO (Class S1)                  Seeks growth of capital and current income.  Invests in a
                                                                    combination of underlying funds according to a fixed formula
    INVESTMENT ADVISER:  ING Investments, LLC                       that over time should reflect an allocation of approximately
                                                                    50% in equity securities and 50% in fixed income securities.
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ING LIFESTYLE MODERATE PORTFOLIO (Class S1)                         Seeks growth of capital and a low to moderate level of
                                                                    current income.  Invests in a combination of underlying funds
    INVESTMENT ADVISER:  ING Investments, LLC                       according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35%
                                                                    in fixed income securities.
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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                       INVESTMENT OBJECTIVE
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ING LIQUID ASSETS PORTFOLIO (Class S)                               Seeks high level of current income consistent with the
                                                                    preservation of capital and liquidity. Strives to maintain a
    INVESTMENT ADVISER:  Directed Services, Inc.                    stable $1 per share net asset value and its investment
    INVESTMENT SUBADVISER: ING Investment Management Co.            strategy focuses on safety of principal, liquidity and yield, in order of importance, to achieve this goal.
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ING MARSICO GROWTH PORTFOLIO (Class S)                              Seeks capital appreciation. Invests primarily in equity
                                                                    securities selected for their growth potential. May invest in
    INVESTMENT ADVISER:  Directed Services, Inc.                    companies of any size, from larger, well-established
    INVESTMENT SUBADVISER: Marsico Capital Management, LLC          companies to smaller, emerging growth companies.
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ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO (Class S)         Seeks long-term growth of capital. Invests primarily (no less than 65% of its total assets) in common stocks of foreign
    INVESTMENT ADVISER:  Directed Services, Inc.                    companies that are selected for their long-term growth
    INVESTMENT SUBADVISER: Marsico Capital Management, LLC          potential. May invest in companies of any size throughout the world. Normally invests in issuers from at least three
                                                                    different countries not including the United States and
                                                                    generally maintains a core position of between 35 and 50
                                                                    common stocks. May invest in common stocks of companies
                                                                    operating in emerging markets.
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ING MERCURY LARGECAP GROWTH PORTFOLIO                               Seeks long-term growth of capital. Invests at least 80% of
    (Class S)                                                       its assets in equity securities of large capitalization
    (formerly ING Mercury Fundamental Growth Portfolio)             companies located in the United States believed to have good prospects for earnings growth.  These securities will be
    INVESTMENT ADVISER:  Directed Services, Inc.                    selected from companies that are included in the Russell
    INVESTMENT SUBADVISER: Mercury Advisors                         1000(R) Growth Index.  May invest up to 10% of its total assets in securities issued by foreign companies.  Normally will
                                                                    invest a portion of its assets in short-term debt securities.
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ING MERCURY LARGE CAP VALUE PORTFOLIO (Class S)                     Seeks long-term growth of capital. Invests primarily in a
    (formerly ING Mercury Focus Value Portfolio)                    diversified portfolio consisting of equity securities that it believes are undervalued relative to its assessment of the
    INVESTMENT ADVISER:  Directed Services, Inc.                    current or prospective condition of the issuer.
    INVESTMENT SUBADVISER: Mercury Advisors

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ING MFS MID CAP GROWTH PORTFOLIO (Class S)                          Seeks long-term growth of capital. Normally invests at least
                                                                    80% of its net assets in common stocks and related securities
    INVESTMENT ADVISER:  Directed Services, Inc.                    (such as preferred stocks, convertible securities and
    INVESTMENT SUBADVISER: Massachusetts Financial Services         depositary receipts) of companies with medium market
    Company                                                         capitalizations (or "mid-cap companies") which it believes have above-average growth potential.
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ING MFS TOTAL RETURN PORTFOLIO (Class S)                            Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent
    INVESTMENT ADVISER:  Directed Services, Inc.                    employment of capital. Secondarily seeks reasonable
    INVESTMENT SUBADVISER: Massachusetts Financial Services         opportunity for growth of capital and income. Invests in a
    Company                                                         combination of equity and fixed income securities.
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ING MFS UTILITIES PORTFOLIO (Class S)                               A non-diversified portfolio that seeks capital growth and
                                                                    current income. Normally invests at least 80% of its net
    INVESTMENT ADVISER:  Directed Services, Inc.                    assets in equity and debt securities of domestic and foreign
    INVESTMENT SUBADVISER: Massachusetts Financial Services         (including emerging markets) companies in the utilities
    Company                                                         industry.
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ING OPPENHEIMER MAIN STREET PORTFOLIO (Class S)                     Seeks long-term growth of capital and future income. Normally
    (formerly ING MFS Research Portfolio)                           invests mainly in common stocks of U.S. companies of
                                                                    different capitalization ranges, presently focusing on
  INVESTMENT ADVISER:  Directed Services, Inc.                      large-capitalization issuers. May also invest in debt
                                                                    securities, such as bonds and debentures, but does not
  INVESTMENT SUBADVISER: OppenheimerFunds, Inc.                     currently emphasize these investments.
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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                       INVESTMENT OBJECTIVE
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ING PIMCO CORE BOND PORTFOLIO (Class S)                             Seeks maximum total return, consistent with preservation of capital and prudent investment management. Invests, under
    INVESTMENT ADVISER:  Directed Services, Inc.                    normal circumstances, at least 80% of its net assets (plus
    INVESTMENT SUBADVISER: Pacific Investment Management Company    borrowings for investment purposes) in a diversified
    LLC                                                             portfolio of fixed income instruments of varying maturities.
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ING PIMCO HIGH YIELD PORTFOLIO (Class S)                            Seeks maximum total return, consistent with preservation of capital and prudent investment management.  Normally invests
    INVESTMENT ADVISER:  Directed Services, Inc.                    at least 80% of its net assets (plus borrowings for
    INVESTMENT SUBADVISER:  Pacific Investment Management Company   investment purposes) in a diversified portfolio of high yield
    LLC                                                             securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc.,
                                                                    Standard and Poor's Rating Service, or Fitch, or if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities,
                                                                    determined at the time of investment.
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ING PIONEER FUND PORTFOLIO (Class S)                                Seeks reasonable income and capital growth. Invests in a
                                                                    broad list of carefully selected securities believed to be
    INVESTMENT ADVISER:  Directed Services, Inc.                    reasonably priced, rather than in securities whose prices
    INVESTMENT SUBADVISER: Pioneer Investment Management, Inc.      reflect a premium resulting from their current market
                                                                    popularity. Invests the major portion of its assets in equity securities, primarily of U.S. issuers.
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ING PIONEER MID CAP VALUE PORTFOLIO (Class S)                       Seeks capital appreciation. Normally invests at least 80% of its total assets in equity securities of mid-size companies,
    INVESTMENT ADVISER:  Directed Services, Inc.                    that is companies with market values within the range of
    INVESTMENT SUBADVISER: Pioneer Investment Management, Inc.      market values of companies included in the Russell Midcap
                                                                    Value Index.
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ING SALOMON BROTHERS ALL CAP PORTFOLIO (Class S)                    A non-diversified Portfolio that seeks capital appreciation through investment in securities which it believes have
    INVESTMENT ADVISER:  Directed Services, Inc.                    above-average capital appreciation potential. Invests
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management, Inc.  primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies it believes are undervalued in the
                                                                    marketplace.
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ING SALOMON BROTHERS INVESTORS PORTFOLIO                            Seeks long-term growth of capital.  Secondarily seeks current
    (Class S)                                                       income.  Invests primarily in equity securities of U.S.
                                                                    companies.  May also invest in other securities.  To a lesser
    INVESTMENT ADVISER:  Directed Services, Inc.                    degree, invests in income producing securities such as debt
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management, Inc.  securities, and may also invest in securities of foreign issuers.
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ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO                    Seeks, over the long-term, a high total investment return,
    (Class S)                                                       consistent with the preservation of capital and prudent
                                                                    investment risk. Pursues an active asset allocation strategy
    INVESTMENT ADVISER:  Directed Services, Inc.                    whereby investments are allocated among three asset classes -
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.           equity securities, debt securities and money market
                                                                    instruments. May invest up to 25% of its net assets in
                                                                    foreign equity securities.
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ING T. ROWE PRICE EQUITY INCOME PORTFOLIO                           Seeks substantial dividend income as well as long-term growth
    (Class S)                                                       of capital. Normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of
    INVESTMENT ADVISER:  Directed Services, Inc.                    well-established companies paying above-average dividends.
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.           May also invest in convertible securities, warrants and
                                                                    preferred stocks, foreign securities, debt securities
                                                                    including high-yield debt securities and future and options.
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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                       INVESTMENT OBJECTIVE
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ING UBS U.S. ALLOCATION PORTFOLIO (Class S)                         Seeks to maximize total return over the long term by
    (formerly ING UBS U.S. Balanced Portfolio)                      allocating its assets among stocks, bonds, short-term
                                                                    instruments and other investments. Allocates its assets among
    INVESTMENT ADVISER:  Directed Services, Inc.                    the following classes, or types, of investments: stocks,
    INVESTMENT SUBADVISER: UBS Global Asset Management (Americas)   bonds, and short-term money market debt obligations.
    Inc.
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ING VAN KAMPEN EQUITY GROWTH PORTFOLIO                              Seeks long-term capital appreciation. Under normal
    (Class S)                                                       circumstances, at least 80% of the net assets of the
                                                                    Portfolio will be invested in equity securities (plus
    INVESTMENT ADVISER:  Directed Services, Inc.                    borrowings for investment purposes). Invests primarily in
    INVESTMENT SUBADVISER: Van Kampen                               growth-oriented companies. May invest, to a limited extent, in foreign companies that are listed on U.S. exchanges or
                                                                    traded in U.S. markets.
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ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO                           A non-diversified Portfolio that seeks long-term capital
    (Class S)                                                       appreciation. Invests primarily in equity securities of
                                                                    issuers located throughout the world that it believes have,
    INVESTMENT ADVISER:  Directed Services, Inc.                    among other things, resilient business franchises and growth
    INVESTMENT SUBADVISER: Van Kampen                               potential. Under normal market conditions, invests at least
                                                                    65% of its total assets in securities of issuers from at
                                                                    least three different countries, which may include the United
                                                                    States.
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ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO                          Seeks long-term growth of capital and income. Under normal
    (Class S)                                                       market conditions, investing primarily in what it believes to be income-producing equity securities, including common
    INVESTMENT ADVISER:  Directed Services, Inc.                    stocks and convertible securities; although investments are
    INVESTMENT SUBADVISER: Van Kampen                               also made in non-convertible preferred stocks and debt
                                                                    securities rated "investment grade," which are securities
                                                                    rated within the four highest grades assigned by Standard &
                                                                    Poor's or by Moody's Investors Service, Inc.
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ING VAN KAMPEN REAL ESTATE PORTFOLIO (Class S)                      A non-diversified Portfolio that seeks capital appreciation and secondarily seeks current income. Invests at least 80% of
    INVESTMENT ADVISER:  Directed Services, Inc.                    its assets in equity securities of companies in the U.S. real
    INVESTMENT SUBADVISER: Van Kampen                               estate industry that are listed on national exchanges or the
                                                                    National Association of Securities Dealers Automated
                                                                    Quotation System ("NASDAQ").
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ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO                       Seeks long-term capital growth. Normally invests at least 80%
    (Class S)                                                       of its net assets (plus any borrowings for investment
                                                                    purposes) in attractively valued equity securities of
    (formerly ING Jennison Equity Opportunities Portfolio)          companies with current or emerging earnings growth it
    INVESTMENT ADVISER:  Directed Services, Inc.                    believes to be not fully appreciated or recognized by the
    INVESTMENT SUBADVISER: Wells Capital Management, Inc.           market.

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ING PARTNERS, INC.
     151 Farmington Avenue, Hartford, CT  06156-8962
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ING BARON SMALL CAP GROWTH PORTFOLIO (Service Class)                Seeks capital appreciation. Invests primarily (at least 80%
                                                                    of total assets under normal circumstances) in securities of
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company      smaller companies with market values under $2.5 billion as
    INVESTMENT SUBADVISER: Bamco, Inc.                              measured at the time of purchase.
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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                       INVESTMENT OBJECTIVE
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ING FUNDAMENTAL RESEARCH PORTFOLIO (Service Class)                  Seeks to maximize total return through investments in a
                                                                    diversified portfolio of common stocks and securities
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company      convertible into common stock. Prior to July 5, 2005, invests
    INVESTMENT SUBADVISER: ING Investment Management Co.            at least 80% of assets in stocks included in the S&P 500
                                                                    Index. Effective July 5, 2005, will invest at least 65% of total assets in common stocks and securities convertible into common stocks. May invest principally in common stocks having significant potential for capital appreciation emphasizing stocks of larger companies. May also invest a portion of
                                                                    assets in stocks of mid-sized companies, and up to 25% of
                                                                    assets in stocks of foreign issuers, depending upon market conditions. May also invest in derivative instruments.
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ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO                        Seeks long-term growth of capital.  Invests primarily (at
    (Service Class)                                                 least 65% of total assets) in the equity securities of
                                                                    foreign companies that the subadviser believes have high
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company      growth potential.  Will normally invest in securities of at
    INVESTMENT SUBADVISER: J.P. Morgan Fleming Asset Management     least three different countries other than the U.S. and will
    (London) Ltd.                                                   invest in both developed and developing markets.
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ING OPPENHEIMER GLOBAL PORTFOLIO (Service Class)                    Seeks capital appreciation. Invests mainly in common stocks of companies in the U.S. and foreign countries. Can invest
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company      without limit in foreign securities in any country, including
    INVESTMENT SUBADVISER:  OppenheimerFund, Inc.                   countries with emerging markets. Currently emphasizes
                                                                    investments in developed markets such as the United States,
                                                                    Western European countries and Japan. May invest in companies of any size, but currently focuses its investments in mid-
                                                                    and large-cap companies. Normally will invest in at least
                                                                    three countries (one of which may be the United States).
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ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO                    Seeks long-term growth of capital. Invests primarily (at
    (Service Class)                                                 least 80% of net assets under normal circumstances) in common stocks and related securities, such as preferred stock,
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company      convertible securities and depositary receipts, of emerging
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management Inc.   growth companies. May invest in foreign securities (including emerging market securities).
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ING UBS U.S. LARGE CAP EQUITY PORTFOLIO                             Seeks long-term growth of capital and future income. Under
    (Service Class)                                                 normal circumstances, invests at least 80% of net assets
                                                                    (plus borrowings for investment purposes, if any) in equity
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company      securities of U.S. large capitalization companies.
    INVESTMENT SUBADVISER: UBS Global Asset Management (Americas)   Investments in equity securities may include dividend-paying
    Inc.                                                            securities, common stock and preferred stock.
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ING VAN KAMPEN COMSTOCK PORTFOLIO (Service Class)                   Seeks capital growth and income. Invests in a portfolio of equity securities, including common stocks, preferred stocks
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company      and securities convertible into common and preferred stocks.
    INVESTMENT SUBADVISER: Van Kampen                               May invest up to 25% of total assets in securities of foreign issuers and may purchase and sell certain derivative
                                                                    instruments, such as options, futures and options on futures, for various portfolio management purposes.
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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                       INVESTMENT OBJECTIVE
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ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (Service Class)          Seeks total return, consisting of long-term capital
                                                                    appreciation and current income. Normally invests at least
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company      80% of net assets (plus any borrowings for investment
    INVESTMENT SUBADVISER: Van Kampen                               purposes) in equity and income securities at the time of
                                                                    investment. Normally invests at least 65% of assets in income producing equity instruments (including common stocks,
                                                                    preferred stocks and convertible securities) and investment grade quality debt securities. May invest up to 25% of total assets in securities of foreign issuers. May purchase and
                                                                    sell certain derivative instruments, such as options, futures contracts, and options on futures contracts, for various
                                                                    portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.
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ING VARIABLE INSURANCE TRUST
         7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
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ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO                             Seeks growth of capital with dividend income as a secondary
    (formerly ING VP Worldwide Growth Portfolio)                    consideration.  Normally invests at least 80% of assets in equity securities of dividend paying companies. At least 65%
    INVESTMENT ADVISER:  ING Investments, LLC                       of assets will be invested in equity securities of issuers in
    INVESTMENT SUBADVISER:  ING Investment Management Co.           at least three countries, one of which may be the U.S., with at least 75% of total assets in common and preferred stocks, warrants and convertible securities.  May invest in companies located in countries with emerging securities markets when the fund's subadviser believes they present attractive
                                                                    investment opportunities.
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ING VARIABLE PORTFOLIOS, INC.
         7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
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ING VP INDEX PLUS LARGECAP PORTFOLIO (Class S)                      Seeks to outperform the total return performance of the
                                                                    Standard & Poor's 500 Composite Stock Price Index (S&P 500
    INVESTMENT ADVISER:  ING Investments, LLC                       Index), while maintaining a market level of risk.  Invests at
    INVESTMENT SUBADVISER:  ING Investment                          least 80% of assets in stocks included in the S&P 500 Index.
     Management Co.                                                 The subadviser's objective is to overweight those stocks in the S&P 500 Index that it believes will outperform the index and underweight (or avoid altogether) those stocks it
                                                                    believes will underperform the index.  May invest in
                                                                    derivatives.
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ING VP INDEX PLUS MIDCAP PORTFOLIO (Class S)                        Seeks to outperform the total return performance of the
                                                                    Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index),
    INVESTMENT ADVISOR:  ING Investments, LLC                       while maintaining a market level of risk.  Invests at least
    INVESTMENT SUBADVISER:  ING Investment Management Co.           80% of assets in stocks included in the S&P MidCap 400
                                                                    Index.  The subadviser's objective is to overweight those
                                                                    stocks in the S&P MidCap 400 Index that it believes will
                                                                    outperform the index and underweight (or avoid altogether)
                                                                    those stocks that it believes will underperform the index.
                                                                    May invest in derivatives.
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ING VP INDEX PLUS SMALLCAP PORTFOLIO (Class S)                      Seeks to outperform the total return performance of the
                                                                    Standard & Poor's SmallCap 600 Index (S&P 600 Index), while
    INVESTMENT ADVISOR:  ING Investments, LLC                       maintaining a market level of risk.  Invests at least 80% of
    INVESTMENT SUBADVISER:  ING Investment Management Co.           assets in stocks included in the S&P 600 Index.  The
                                                                    subadviser's objective is to overweight those stocks in the
                                                                    S&P 600 Index that it believes will outperform the index and underweight (or avoid altogether) those stocks that it
                                                                    believes will underperform the index.  May invest in
                                                                    derivatives.
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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                       INVESTMENT OBJECTIVE
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ING VARIABLE PRODUCTS TRUST
       7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
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ING VP FINANCIAL SERVICES PORTFOLIO (Class S)                       Seeks long-term capital appreciation. Under normal
                                                                    conditions, invests at least 80% of assets in equity
    INVESTMENT ADVISER:  ING Investments, LLC                       securities and equity equivalent securities of companies
    INVESTMENT SUBADVISER:  ING Investment Management Co.           principally engaged in the financial services industry.
                                                                    Equity securities in which the Portfolio invests are normally common stocks, but may also include preferred stocks,
                                                                    warrants and convertible securities. May invest in initial public offerings.
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ING VP SMALLCAP OPPORTUNITIES PORTFOLIO (Class S)                   Seeks long-term capital appreciation. Normally invests at
                                                                    least 80% of assets in the common stock of smaller,
    INVESTMENT ADVISER:  ING Investments, LLC                       lesser-known U.S. companies that the sub-adviser believes
    INVESTMENT SUBADVISER:  ING Investment Management Co.           have above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Growth
                                                                    Index.
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ING VP INTERMEDIATE BOND PORTFOLIO
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ING VP INTERMEDIATE BOND PORTFOLIO (Class S)                        Seeks to maximize total return consistent with reasonable
    (formerly ING VP Bond Portfolio)                                risk, through investment in a diversified portfolio
                                                                    consisting primarily of debt securities. It is anticipated
    INVESTMENT ADVISER:  ING Investments, LLC                       that capital appreciation and investment income will both be
    INVESTMENT SUBADVISER:  ING Investment                          major factors in achieving total return. Under normal market
    Management Co.                                                  conditions, the Portfolio invests at least 80% of its assets in a portfolio of bonds, including but not limited to
                                                                    corporate, government and mortgage bonds, which, at the time of investment, are rated investment grade or have an
                                                                    equivalent rating by a nationally recognized statistical
                                                                    rating organization, or of comparable quality if unrated. May also invest in: preferred stocks; high quality money market instruments; municipal bonds; debt securities of foreign
                                                                    issuers; mortgage- and asset-backed securities; and options and futures contracts involving securities, securities
                                                                    indices and interest rates. Although the portfolio may invest in high yield debt securities rated below investment grade, it seeks to maintain a minimum average portfolio quality of at least investment grade.
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AIM VARIABLE INSURANCE FUNDS
    11 Greenway Plaza, Suite 100, Houston, TX  77046-1173
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AIM V.I. LEISURE FUND (Series I)                                    Seeks capital growth. Normally invests at least 80% of net
    (formerly INVESCO VIF - Leisure Fund)                           assets in the equity securities and equity-related
                                                                    instruments of companies engaged in the design, production,
    INVESTMENT ADVISER:  A I M Advisors, Inc.                       and distribution of products related to the leisure
                                                                    activities.
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FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    82 Devonshire Street, Boston, MA  02109
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FIDELITY(R) VIP CONTRAFUND PORTFOLIO (Service Class 2)              Seeks long-term capital appreciation. Normally invests
                                                                    primarily in common stocks of companies whose value the
    INVESTMENT ADVISER: Fidelity Management &   Research Co.        Portfolio's investment adviser believes is not fully
    INVESTMENT SUBADVISER: FMR Co., Inc.                            recognized by the public.
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FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO                             Seeks reasonable income. Also considers the potential for
    (Service Class 2)                                               capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard
    INVESTMENT ADVISER: Fidelity Management &  Research Co.         & Poor's 500SM Index. Normally invests at least 80% of total
    INVESTMENT SUBADVISER: FMR Co., Inc.                            assets in income-producing equity securities (which tends to lead to investments in large cap "value" stocks).
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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                       INVESTMENT OBJECTIVE
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LIBERTY VARIABLE INSURANCE TRUST
    600 Atlantic Avenue, Boston, MA  02210
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COLONIAL SMALL CAP VALUE FUND (Class B)                             The Fund seeks long-term growth by investing primarily in
    INVESTMENT ADVISER:  Columbia Management Advisers, Inc.         smaller capitalization (small-cap) equities.
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PROFUNDS VP
    3435 Stelzer Road, Suite 1000, P.O. Box 182100, Columbus, OH  43218-2000
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PROFUND VP BULL                                                     Seeks daily investment results, before fees and expenses,
                                                                    that correspond to the daily performance of the S&P 500 Index.
    INVESTMENT ADVISER: ProFund Advisors LLC
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PROFUND VP EUROPE 30                                                Seeks daily investment results, before fees and expenses,
                                                                    that correspond to the daily performance of the ProFunds
    INVESTMENT ADVISER: ProFund Advisors LLC                        Europe 30 Index.
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PROFUND VP RISING RATES OPPORTUNITY                                 Seeks daily investment results, before fees and expenses,
                                                                    that correspond to one and one-quarter times (125%) the
    INVESTMENT ADVISER:  ProFund Advisors LLC                       inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
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PROFUND VP SMALL-CAP                                                Seeks daily investment results, before fees and expenses,
                                                                    that correspond to the daily performance of the Russell 2000
    INVESTMENT ADVISER:  ProFund Advisors LLC                       Index.
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THE FOLLOWING PORTFOLIOS ARE WITHIN THE CURRENT GROUP OF ING PORTFOLIOS INCLUDED IN ONE OR MORE OF THE LIFESTYLE PORTFOLIOS:


ING Alliance Mid Cap Growth Portfolio
ING JPMorgan Fleming International Portfolio
ING JPMorgan Value Opportunities Portfolio
ING Julius Baer Foreign Portfolio
ING Legg Mason Value Portfolio
ING Liquid Assets Portfolio
ING PIMCO Core Bond Portfolio
ING PIMCO High Yield Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Salomon Brothers Aggressive Growth Portfolio
ING Salomon Brothers All Cap Portfolio
ING Salomon Brothers Investors Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Real Estate Portfolio
ING VP High Yield Bond Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio
ING VP Intermediate Bond Portfolio
ING VP Small Company Portfolio


THE FOLLOWING PORTFOLIOS ARE THOSE WITHIN THE GROUP OF ING PORTFOLIOS THAT MAY BE INCLUDED IN ONE OR MORE OF THE ING LIFESTYLE PORTFOLIOS:


ING AIM Mid Cap Growth Portfolio
ING Alliance Mid Cap Growth Portfolio
ING American Century Large Company Value Portfolio
ING American Century Select Portfolio
ING Capital Guardian Managed Global Portfolio
ING Capital Guardian Small/Mid Cap Portfolio
ING Capital Guardian U.S. Equities Portfolio
ING Eagle Asset Capital Appreciation Portfolio
ING Evergreen Omega Portfolio
ING FMRSM Diversified Mid Cap Portfolio
ING FMRSM Earnings Growth Portfolio
ING Fundamental Research Portfolio
ING International Portfolio
ING Janus Contrarian Portfolio

ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Fleming International Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING JPMorgan Small Cap Equity Portfolio
ING JPMorgan Value Opportunities Portfolio
ING Julius Baer Foreign Portfolio
ING Legg Mason Value Portfolio
ING Liquid Asset Portfolio
ING Marsico Growth Portfolio
ING Marsico International Opportunities Portfolio

ING Mercury Large Cap Growth Portfolio
ING Mercury Large Cap Value Portfolio
ING MFS Capital Opportunities Portfolio
ING MFS Mid Cap Growth Portfolio
ING MFS Total Return Portfolio
ING OpCap Balanced Value Portfolio
ING Oppenheimer Global Portfolio
ING Oppenheimer Main Street Portfolio(R)
ING Oppenheimer Strategic Income Portfolio
ING PIMCO Core Bond Portfolio
ING PIMCO High Yield Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Salomon Brothers Aggressive Growth Portfolio
ING Salomon Brothers All Cap Portfolio
ING Salomon Brothers Investors Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Equity Income Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING UBS U.S. Large Cap Equity Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Equity and Income Portfolio
ING Van Kampen Equity Growth Portfolio
ING Van Kampen Global Franchise Portfolio
ING Van Kampen Growth and Income Portfolio
ING Van Kampen Real Estate Portfolio
ING VP Balanced Portfolio
ING VP Growth and Income Portfolio
ING VP Growth Portfolio
ING VP High Yield Bond Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio
ING VP Intermediate Bond Portfolio
ING VP International Equity Portfolio
ING VP MidCap Opportunities Portfolio
ING VP Real Estate Portfolio
ING VP Small Company Portfolio
ING VP SmallCap Opportunities Portfolio
ING VP Value Opportunity Portfolio
ING Wells Fargo Mid Cap Disciplined Portfolio


ALL OF THE ABOVE PORTFOLIOS ARE SERVICE CLASS SHARES. THE PROSPECTUS FOR THE ING LIFESTYLE PORTFOLIOS CONTAINS INFORMATION ABOUT THE UNDERLYING PORTFOLIOS INCLUDED IN THE ING LIFESTYLE PORTFOLIOS.

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APPENDIX C
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                                 FIXED ACCOUNT I

Fixed Account I ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods that may vary by maturity, state of issue and rate. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

GUARANTEED INTEREST RATES

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for the Fixed Account.

TRANSFERS FROM A FIXED INTEREST ALLOCATION

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.

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Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

MARKET VALUE ADJUSTMENT

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

      (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

      (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

      (3)   We add (1) and (2).

      (4)   We subtract from (3) any transfers from that Fixed Interest
            Allocation.

      (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

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DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

SUSPENSION OF PAYMENTS

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

MORE INFORMATION

See the prospectus for Fixed Account I.

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APPENDIX D
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                             FIXED INTEREST DIVISION

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated April 29, 2005. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

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 APPENDIX E
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                    SPECIAL FUNDS AND EXCLUDED FUNDS EXAMPLES

EXAMPLE #1: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Special Funds.

-----------------------------------------    ---------------------------------------    --------------------------------------
        7% MGDB IF 50% INVESTED                      7% MGDB IF 0% INVESTED                   7% MGDB IF 100% INVESTED
            IN SPECIAL FUNDS                            IN SPECIAL FUNDS                          IN SPECIAL FUNDS
-----------------------------------------    ---------------------------------------    --------------------------------------

 END OF YR  COVERED   SPECIAL    TOTAL       END OF YR  COVERED   SPECIAL    TOTAL       END OF YR  COVERED  SPECIAL   TOTAL
      0       500       500      1,000            0      1,000        --     1,000            0        0      1,000    1,000
      1       535       500      1,035            1      1,070        --     1,070            1        0      1,000    1,000
      2       572       500      1,072            2      1,145        --     1,145            2        0      1,000    1,000
      3       613       500      1,113            3      1,225        --     1,225            3        0      1,000    1,000
      4       655       500      1,155            4      1,311        --     1,311            4        0      1,000    1,000
      5       701       500      1,201            5      1,403        --     1,403            5        0      1,000    1,000
      6       750       500      1,250            6      1,501        --     1,501            6        0      1,000    1,000
      7       803       500      1,303            7      1,606        --     1,606            7        0      1,000    1,000
      8       859       500      1,359            8      1,718        --     1,718            8        0      1,000    1,000
      9       919       500      1,419            9      1,838        --     1,838            9        0      1,000    1,000
     10       984       500      1,484           10      1,967        --     1,967           10        0      1,000    1,000
-----------------------------------------    ---------------------------------------    --------------------------------------

-----------------------------------------    ---------------------------------------
       7% MGDB IF TRANSFERRED TO                   7% MGDB IF TRANSFERRED TO
             SPECIAL FUNDS                               COVERED FUNDS
       AT THE BEGINNING OF YEAR 6                  AT THE BEGINNING OF YEAR 6
-----------------------------------------    ---------------------------------------

 END OF YR  COVERED    SPECIAL    TOTAL       END OF YR   COVERED  SPECIAL    TOTAL
      0      1,000         --     1,000            0          --    1,000     1,000
      1      1,070         --     1,070            1          --    1,000     1,000
      2      1,145         --     1,145            2          --    1,000     1,000
      3      1,225         --     1,225            3          --    1,000     1,000
      4      1,311         --     1,311            4          --    1,000     1,000
      5      1,403         --     1,403            5          --    1,000     1,000
      6         --      1,403     1,403            6       1,070       --     1,070
      7         --      1,403     1,403            7       1,145       --     1,145
      8         --      1,403     1,403            8       1,225       --     1,225
      9         --      1,403     1,403            9       1,311       --     1,311
     10         --      1,403     1,403           10       1,403       --     1,403
-----------------------------------------    ---------------------------------------

                                       E1
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EXAMPLE #2: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Excluded Funds.

      -----------------------------------------------------------------------------
                        7% MGDB IF 50% INVESTED IN EXCLUDED FUNDS
      -----------------------------------------------------------------------------

                       Covered           Excluded            Total
                  --------------------------------------------------------

                     7%                 7%               7%                Death
       End of Yr    MGDB     AV        MGDB     AV      MGDB       AV     Benefit
           0        500      500       500      500     1,000     1,000    1,000
           1        535      510       535      510     1,045     1,020    1,045
           2        572      490       572      490     1,062       980    1,062
           3        613      520       613      520     1,133     1,040    1,133
           4        655      550       655      550     1,205     1,100    1,205
           5        701      450       701      450     1,151       900    1,151
           6        750      525       750      525     1,275     1,050    1,275
           7        803      600       803      600     1,403     1,200    1,403
           8        859      750       859      750     1,609     1,500    1,609
           9        919      500       919      500     1,419     1,000    1,419
           10       984      300       984      300     1,284       600    1,284
      -----------------------------------------------------------------------------

      -----------------------------------------    -----------------------------------------

               7% MGDB IF 0% INVESTED                      7% MGDB IF 100% INVESTED
                 IN EXCLUDED FUNDS                            IN EXCLUDED FUNDS
      -----------------------------------------    -----------------------------------------

                       Covered                                     Excluded
                   ---------------                             ---------------

                    7%                 Death                    7%                  Death
      End of Yr    MGDB        AV     Benefit      End of Yr   MGDB"       AV      Benefit
          0        1,000     1,000     1,000           0       1,000     1,000      1,000
          1        1,070     1,020     1,070           1       1,070     1,020      1,020
          2        1,145       980     1,145           2       1,145       980        980
          3        1,225     1,040     1,225           3       1,225     1,040      1,040
          4        1,311     1,100     1,311           4       1,311     1,100      1,100
          5        1,403       900     1,403           5       1,403       900        900
          6        1,501     1,050     1,501           6       1,501     1,050      1,050
          7        1,606     1,200     1,606           7       1,606     1,200      1,200
          8        1,718     1,500     1,718           8       1,718     1,500      1,500
          9        1,838     1,000     1,838           9       1,838     1,000      1,000
          10       1,967       600     1,967           10      1,967       600        600
      -----------------------------------------    -----------------------------------------

Note: AV are hypothetical illustrative values. Not a projection. "7% MGDB" for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)

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      -------------------------------------------------------------------------------

                      TRANSFER FROM COVERED FUNDS TO EXCLUDED FUNDS
                                AT THE BEGINNING OF YEAR 6
      -------------------------------------------------------------------------------

                      Covered            Excluded            Total
                 ---------------------------------------------------------
                    7%                 Death               7%                 Death
      End of Yr    MGDB       AV      Benefit  End of Yr  MGDB       AV      Benefit
          --      1,000     1,000        --        --     1,000     1,000     1,000
           1      1,050     1,020        --        --     1,050     1,020     1,050
           2      1,103       980        --        --     1,103       980     1,103
           3      1,158     1,040        --        --     1,158     1,040     1,158
           4      1,216     1,100        --        --     1,216     1,100     1,216
           5      1,276       900        --        --     1,276       900     1,276
           6         --        --     1,340     1,050     1,050     1,050     1,050
           7         --        --     1,407     1,200     1,200     1,200     1,200
           8         --        --     1,477     1,500     1,500     1,500     1,500
           9         --        --     1,551     1,000     1,000     1,000     1,000
          10         --        --     1,629       600       600       600       600
      -------------------------------------------------------------------------------

Note: 7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds
      (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).

      -------------------------------------------------------------------------------
                      TRANSFER FROM EXCLUDED FUNDS TO COVERED FUNDS
                                AT THE BEGINNING OF YEAR 6
      -------------------------------------------------------------------------------

                      Covered            Excluded            Total
                 ---------------------------------------------------------

                    7%                 Death               7%                 Death
      End of Yr    MGDB       AV      Benefit  End of Yr  MGDB       AV      Benefit
          --         --        --     1,000     1,000     1,000     1,000     1,000
           1         --        --     1,050     1,020     1,020     1,020     1,020
           2         --        --     1,103       980       980       980       980
           3         --        --     1,158     1,040     1,040     1,040     1,040
           4         --        --     1,216     1,100     1,100     1,100     1,100
           5         --        --     1,276       900       900       900       900
           6        945     1,050        --        --       945     1,050     1,050
           7        992     1,200        --        --       992     1,200     1,200
           8      1,042     1,500        --        --     1,042     1,500     1,500
           9      1,094     1,000        --        --     1,094     1,000     1,094
          10      1,149       600        --        --     1,149       600     1,149
      -------------------------------------------------------------------------------

Note: 7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded
      Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).

                                       E3
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--------------------------------------------------------------------------------
APPENDIX F
--------------------------------------------------------------------------------

            EXAMPLES OF MINIMUM GUARANTEED INCOME BENEFIT CALCULATION

EXAMPLE 1

AGE                                                  CONTRACT WITHOUT                   CONTRACT WITH
                                                     THE MGIB RIDER                     THE MGIB RIDER
                                                     --------------                     --------------
55                Initial Value                      $100,000                           $100,000
                  Accumulation Rate                  0.0%                               0.00%
                  Rider Charge                       0.0%                               0.75%

65                Contract Value                     $100,000                           $89,167
                  Contract Annuity Factor            4.71                               4.71
                  Monthly Income                     $471.00                            $419.98
                  MGIB Rollup                        n/a                                $196,715
                  MGIB Ratchet                       n/a                                $100,000
                  MGIB Annuity Factor                n/a                                4.43
                  MGIB Income                        N/A                                $820.30

                  Income                             $471.00                            $871.44

EXAMPLE 2

AGE                                                  CONTRACT WITHOUT                   CONTRACT WITH
                                                     THE MGIB RIDER                     THE MGIB RIDER
                                                     --------------                     --------------
55                Initial Value                      $100,000                           $100,000
                  Accumulation Rate                  3.0%                               3.0%
                  Rider Charge                       0.0%                               0.75%

65                Contract Value                     $134,392                           $122,019
                  Contract Annuity Factor            4.71                               4.71
                  Monthly Income                     $632.98                            $574.70
                  MGIB Rollup                        n/a                                $196,715
                  MGIB Ratchet                       n/a                                $122,019
                  MGIB Annuity Factor                n/a                                4.43
                  MGIB Income                        N/A                                $871.44

                  Income                             $632.98                            $871.44

EXAMPLE 3

AGE                                                  CONTRACT WITHOUT                   CONTRACT WITH
                                                     THE MGIB RIDER                     THE MGIB RIDER
                                                     --------------                     --------------
55                Initial Value                      $100,000                           $100,000
                  Accumulation Rate                  8.0%                               8.0%
                  Rider Charge                       0.0%                               0.75%

65                Contract Value                     $215,892                           $200,423
                  Contract Annuity Factor            4.71                               4.71
                  Monthly Income                     $1,016.85                          $943.99
                  MGIB Rollup                        n/a                                $196,715
                  MGIB Ratchet                       n/a                                $200,423
                  MGIB Annuity Factor                n/a                                4.43
                  MGIB Income                        N/A                                $8887.87

                  Income                             $1,016.85                          $943.99

                                       F1
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The Accumulation Rates shown under "Contract" are hypothetical and intended to illustrate various market conditions. These rates are assumed to be net of all fees and charges. Fees and charges are not assessed against the MGIB Rollup Rate.

                                       F2
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--------------------------------------------------------------------------------
APPENDIX G
--------------------------------------------------------------------------------

                 ING LIFEPAY PARTIAL WITHDRAWAL AMOUNT EXAMPLES

The following are examples of adjustments to the Maximum Annual Withdrawal ("MAW") amount for withdrawals in excess of the MAW:

ILLUSTRATION 1:

Assume the MAW is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender and/or MVA charges. The MAW is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender and/or MVA charges. The MAW is not exceeded because total net withdrawals, $4,500, do not exceed the MAW, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the MAW, $5,000, then there is an adjustment to the MAW.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the MAW, $2,000, and the amount of the current gross withdrawal, $1,700.

If the Account Value before this withdrawal is $50,000, then the MAW is reduced by 3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000)

ILLUSTRATION 2:

Assume the MAW is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender and/or MVA charges. The MAW is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. The MAW is not exceed because total net withdrawals, $4,500, do not exceed the MAW, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the MAW, $5,000, there is an adjustment to the MAW.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the MAW, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Account Value after the part of the gross withdrawal that was within the MAW, $500, is $49,500, then the MAW is reduced by 2.02% ($1,000 / $49,500) to
$4,899 ((1 - 2.02%) * $5,000).

                                       G1
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--------------------------------------------------------------------------------
APPENDIX H
--------------------------------------------------------------------------------

                      MINIMUM GUARANTEED WITHDRAWAL BENEFIT

  (APPLICABLE TO CONTRACTS ISSUED IN STATES WHERE ING LIFEPAY IS NOT AVAILABLE)

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account. ONLY PREMIUMS ADDED TO YOUR CONTRACT DURING THE FIRST TWO-YEAR PERIOD AFTER YOUR RIDER DATE ARE INCLUDED IN THE MGWB WITHDRAWAL ACCOUNT. Any additional premium payments added after the second rider anniversary are not included in the MGWB Withdrawal Account. Thus, the MGWB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

      1) if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years;

      2) if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. Please note that before Automatic Periodic Benefit status is reached, withdrawals in excess of the free withdrawal amount will be subject to surrender charges. Once your contract reaches Automatic Period Benefit Status, the periodic payments paid under the MGWB rider are not subject to surrender charges.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or "MAW") is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

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Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Please see Appendix I, MGWB Excess Withdrawal Amount Examples.

Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

YOU SHOULD NOT MAKE ANY WITHDRAWALS IF YOU WISH TO RETAIN THE OPTION TO ELECT THE STEP-UP BENEFIT (SEE BELOW).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

      GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

      1)    your contract value is greater than zero;

      2)    your MGWB Withdrawal Account is greater than zero;

      3)    you have not reached your latest allowable annuity start date;

      4)    you have not elected to annuitize your Contract; and

      5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

            AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

      1)    your MGWB Withdrawal Account is greater than zero;

      2)    you have not reached your latest allowable annuity start date;

      3)    you have not elected to annuitize your Contract; and

      4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

                                       H2
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On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

      RESET OPTION. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider ("New Rider"). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the Reset Option, the Step-Up benefit is not available.

      STEP-UP BENEFIT. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

      1) we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value;

      2) you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of the Step-Up Benefit to contract anniversaries only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

      DEATH OF OWNER.

            BEFORE AUTOMATIC PERIODIC BENEFIT STATUS. The MGWB rider terminates on the first owner's date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner's spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

            DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

            PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased on the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER(8):

      ----------------------------------------------------------------------------------------------------
                                                                          MAXIMUM ANNUAL CHARGE IF STEP-UP
      AS AN ANNUAL CHARGE              AS A QUARTERLY CHARGE              BENEFIT ELECTED(8)
      ----------------------------------------------------------------------------------------------------
      0.45% of contract value          0.12% of contract value            1.00% of contract value
      ----------------------------------------------------------------------------------------------------

      (6) We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

                                       H3
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      (7) Please see "Charges and Fees - Optional Rider Charges" and "Optional Riders" in the prospectus.

      (8) If you elect the Step-Up Benefit, we reserve the right to increase the charge for the MGWB to a maximum annual charge of 1.00% of contract value. Please see "Minimum Guarantee Withdrawal Benefit Step-Up Benefit, above."

                                       H4
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--------------------------------------------------------------------------------
APPENDIX I
--------------------------------------------------------------------------------

                     MGWB EXCESS WITHDRAWAL AMOUNT EXAMPLES

The following are examples of adjustments to the MGWB Withdrawal Account and the Maximum Annual Withdrawal Amount for Transfers and Withdrawals in Excess of the Maximum Annual Withdrawal Amount ("Excess Withdrawals Amount"):

EXAMPLE #1: OWNER HAS INVESTED ONLY IN COVERED FUNDS

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

      The new CV is $90,000 ($100,000 - $10,000).

      The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

      The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 / $93,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

EXAMPLE #2: OWNER HAS INVESTED ONLY IN EXCLUDED FUNDS

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

      The new CV is $90,000 ($100,000 - $10,000).

      The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

                                       I1
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EXAMPLE #3: OWNER HAS INVESTED IN BOTH COVERED AND EXCLUDED FUNDS

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

      The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

      The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 - $1,000 / $53,000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

EXAMPLE #4: OWNER TRANSFERS FUNDS FROM EXCLUDED FUNDS TO COVERED FUNDS

      Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered Funds.

      The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is $30,000 ($40,000 - $10,000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

      The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered Withdrawal Account is increased to $85,000 ($75,000 + $10,000).

EXAMPLE #5: OWNER TRANSFERS FUNDS FROM COVERED FUNDS TO EXCLUDED FUNDS

      Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded Funds.

                                       I2
Access - 134793

      The new CV for Covered Funds is $50,000 ($60,000 - $10,000), and the new CV for Excluded Funds is $50,000 ($40,000 + $10,000).

      The Covered Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Covered Funds to the CV in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

      The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of $12,500 ($75,000 - $62,500) to $57,500 ($45,000 +
$12,500).


                                       I3
Access - 134793

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.

Access - 134793                                                       11/01/2005

                                   PART B

The Statement of Additional Information, dated April 29, 2005, is incorporated into Part B of this Post-Effective Amendment No. 32 by reference to Post-Effective Amendment No. 31 to Registration Statement on Form N-4 (File No. 333-28769), as filed on April 20, 2005.


                           PART C - OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS


FINANCIAL STATEMENTS

(a) (1) All financial statements are included in the Prospectus or the Statement of Additional Information as indicated therein.
    (2) Schedules I and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.


              ING USA ANNUITY AND LIFE INSURANCE COMPANY,

      (A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)

                            Schedule I

      Summary of Investments - Other than Investments in Affiliates

                      As of December 31, 2004

                           (In Millions)


                                                                                                      AMOUNT
                                                                                                     SHOWN ON
TYPE OF INVESTMENTS                                                   COST         VALUE*          BALANCE SHEET
                                                               ---------------- ----------------- ----------------
Fixed maturities:
   U.S. government and government agencies and authorities        $464.0           $   464.7        $    464.7
   State, municipalities and political subdivisions                 20.7                19.9              19.9
   Public utilities securities                                   1,796.9             1,866.4           1,866.4
   Other U.S. corporate securities                               6,292.4             6,513.2           6,513.2
   Foreign securities (1)                                        3,090.1             3,198.3           3,198.3
   Residential mortgage-backed securities                        3,440.3             3,461.8           3,461.8
   Commercial mortgage-backed securities                         1,107.8             1,139.7           1,139.7
   Other asset-backed securities                                 1,934.2             1,933.8           1,933.8
                                                                 ---------------- ----------------- ----------------

  Total fixed maturities, including fixed maturities          $ 18,146.4           $18,597.8         $18,597.8
     pledged                                                  ================    ================= ================


Total equity securities                                       $     34.8           $    35.3         $    35.3
                                                              ===============     ================= ================

Mortgage loans                                                $  3,851.8          $   3,969.4        $  3,851.8
Policy loans                                                       169.0                169.0             169.0
Other investments                                                  228.8                229.0             228.8
                                                             ----------------     ----------------- ----------------

      Total investments                                      $  22,430.8          $  23,000.5        $ 22,882.7
                                                             ================    ================= ================


*  See Notes 2 and 3 of Notes to Financial Statements.

(1)The term "foreign" includes foreign governments, foreign political subdivisions, foreign public utilities and all other bonds of foreign issuers. Substantially all of the Company's foreign securities are denominated in U.S. dollars.

                  ING USA ANNUITY AND LIFE INSURANCE COMPANY,
         (A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)

                                  Schedule IV
                            Reinsurance Information

        As of and for the years ended December 31, 2004, 2003 and 2002
                                 (In Millions)


                                                                                                   PERCENTAGE OF
                                           GROSS         CEDED         ASSUMED          NET        ASSUMED TO NET
                                       -------------- -------------  ------------- -------------- -----------------
YEAR ENDED DECEMBER 31, 2004
Life insurance in force                 $     7,405.6  $     906.0   $          -   $     6,449.6  $           0.0%

Premiums:
    Life insurance                               25.0          2.2              -            22.8
    Accident and health insurance                 0.4          0.4              -              -
                                        -------------- -------------  ------------- --------------
Total premiums                          $        25.4  $       2.6    $         -    $       22.8
                                        ============== =============  ============= ==============

YEAR ENDED DECEMBER 31, 2003

Life insurance in force                 $     8,001.4  $   1,209.4   $          -    $    6,792.0              0.0%
Premiums:
    Life insurance                               27.4          1.4              -            26.0
    Accident and health insurance                 0.2          0.2              -              -
                                       -------------- -------------  ------------- --------------
Total premiums                          $        27.6          1.6              -            26.0
                                       ============== =============  ============= ==============


YEAR ENDED DECEMBER 31, 2002

Life insurance in force                 $     8,722.9  $   1,370.5   $          -    $    7,352.4              0.0%

Premiums:
    Life insurance                               38.4          1.6              -           36.8
    Accident and health insurance                 0.2          0.2              -             -
                                       -------------- -------------  ------------- --------------
Total premiums                          $        38.6  $       1.8   $          -    $      36.8
                                       ============== =============  ============= ==============



EXHIBITS

(b)

(1) Resolution of the board of directors of Depositor authorizing the establishment of the Registrant (1)

(2)  N/A

(3)(a) Distribution Agreement between the Depositor and Directed
       Services, Inc. (1)
   (b) Dealers Agreement. (1)
   (c) Organizational Agreement (1)
   (d) Assignment Agreement for Organizational Agreement. (1)
   (e) Amendment to the Distribution Agreement between ING USA and DSI. (12)

(4)(a) Individual Deferred Combination Variable and Fixed Annuity Contract. (2)
   (b) Group Deferred Combination Variable and Fixed Annuity Contract. (2)
   (c) Individual Deferred Variable Annuity Contract. (2)
   (d) Individual Retirement Annuity Rider. (8)
   (e) ROTH Individual Retirement Annuity Rider. (8)
   (f) Minimum Guaranteed Income Benefit Rider (01/05). (7)
   (g) Minimum Guaranteed Withdrawal Benefit Rider. (11)
   (h) Minimum Guaranteed Withdrawal Benefit with Reset and Step Up Option. (11)
   (i) Living Benefit Rider Endorsement (Inforce Riders). (11)
   (j) Death Benefit Endorsement No.1 (7% Solution Enhanced). (11)
   (k) Death Benefit Endorsement No.2 (Ratchet Enhanced). (11)
   (l) Death Benefit Endorsement No.3 (Standard). (11)
   (m) Death Benefit Endorsement No.4 (Max 7 Enhanced). (11)
   (n) Death Benefit Endorsement No.5 (Base Death Benefit). (11)
   (o) Death Benefit Endorsement No.6 (Inforce Contracts). (11)
   (p) Earnings Enhancement Death Benefit Rider. (4)
   (q) Simple Retirement Annuity Rider. (8)
   (r) 403(b) Retirement Annuity Rider. (8)
   (s) Company Address and Name Change Endorsement. (11)
   (t) Minimum Guaranteed Withdrawal Benefit Rider with Reset (LifePay) (14)

(5)(a) Individual Deferred Combination Variable and Fixed Annuity
       Application. (10)
   (b) Group Deferred Combination Variable and Fixed Annuity Enrollment Form.(3)

(6)(a) Amended and Restated Articles of Incorporation of ING USA Annuity and Life Insurance Company, dated (01/01/04). (11)
   (b) Amended and Restated By-Laws of ING USA annuity and Life Insurance Company, dated (01/01/04). (11)
   (c) Resolution of the board of directors for Powers of Attorney, dated (04/23/99) (2)
   (d) Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company, dated (06/25/03) (11)

(7)  Not applicable

(8)(a) Form of Participation Agreement between ING USA Annuity and Life Insurance Co. and ProFunds. (5)
   (b) Participation Agreement between ING USA Annuity and Life Insurance Co. and ING Variable Products Trust. (6)
   (c) Participation Agreement between ING USA Annuity and Life Insurance Co. and ING Variable Insurance Trust. (6)
   (d) Participation Agreement between ING USA Annuity and Life Insurance Co. and AIM Variable Insurance Funds, Inc. (6)
   (e) Participation Agreement between ING USA Annuity and Life Insurance Co. and Fidelity Distributors Corporation. (6)
   (f) Form of Participation Agreement between ING USA Annuity and Life Insurance Co., American Funds Insurance Series and Capital Research and Management Company. (9)

(9) Opinion and Consent of James A. Shuchart, Esq. - To be filed by amendment.

(10)(a) Consent of Independent Registered Public Accounting Firm - To be filed by amendment.
    (b) Consent of James A. Shuchart, Esq., incorporated in Item 9 of this Part C, together with the Opinion of James Shuchart, Esq.

(11) Not applicable

(12) Not applicable

(13) Powers of Attorney (13)

-------------------------------

1) Incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on September 24, 1997 (File Nos. 333-28769, 811-5626).

2) Incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 333-28769, 811-5626).

3) Incorporated herein by reference to Post-Effective Amendment No. 4 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 3, 1999 (File Nos. 333-28769, 811-5626).

4) Incorporated herein by reference to Post-Effective Amendment No. 11 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 23, 2001 (File Nos. 333-28769, 811-5626).

5) Incorporated herein by reference to Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 23, 2001 (File Nos. 333-28769, 811-5626).

6) Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 033-23351, 811-5626).

7) Incorporated herein by reference to Post-Effective Amendment No. 31 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 20, 2005 (File Nos. 333-28755, 811-05626).

8) Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance
     Company   Separate  Account  B  filed  with  the  Securities  and  Exchange
     Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

9) Incorporated herein by Reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-6, for ReliaStar Life Insurance Company Select * Life Variable Account filed with the Securities and Exchange Commission on July 17, 2003 (File Number 333-105319).

10) Incorporated herein by reference to Post-Effective Amendment No. 24 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on November 12, 2003 (File Nos. 333-28769, 811-5626).

11) Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-5626).

12) Incorporated herein by reference to Post-Effective Amendment No. 26 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 13, 2004 (File Nos. 333-28755, 811-5626).

13) Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company as filed with the Securities and Exchange Commission on July 20, 2005 (File No. 333-109860).

14) Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on August 5, 2005 (File Nos. 333-28755, 811-5626).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR


                           Principal                    Position(s)
Name                    Business Address                with Depositor
----                    ----------------                --------------

Harry N. Stout         1475 Dunwoody Drive              President
                       West Chester, PA  19380

Jacques de Vaucleroy   5780 Powers Ferry Road           Director
                       Atlanta, GA  30327-4390

Catherine H. Smith     151 Farmington Avenue            Director
                       Hartford, CT  06156

Boyd G. Combs          5780 Powers Ferry Road           Senior Vice President
                       Atlanta, GA  30327-4390

Shaun P. Mathews       151 Farmington Avenue            Senior Vice President
                       Hartford, CT  06156

James R. Gelder        20 Washington Avenue South       Senior Vice President
                       Minneapolis, MN  55402

James R. McInnis       1475 Dunwoody Drive              Senior Vice President
                       West Chester, PA  19380

Stephen J. Preston     1475 Dunwoody Drive              Senior Vice President
                       West Chester, PA  19380

Kathleen A. Murphy     5780 Powers Ferry Road           Director
                       Atlanta, GA  30327-4390

Thomas J. McInerney    5780 Powers Ferry Road           Director and Chairman
                       Atlanta, GA  30327-4390

Andrew D. Chua         1290 Broadway                    President, ING
                       Denver, CO  80203                Institutional Markets

David A. Wheat         5780 Powers Ferry Road           CFO, Director and
                       Atlanta, GA  30327-4390          Senior Vice President

Roger W. Fisher        5780 Powers Ferry Road           Vice President and Chief
                       Atlanta, GA  30327-4390          Accounting Officer

David S. Pendergrass   5780 Powers Ferry Road           Vice President and
                       Atlanta, GA  30327-4390          Treasurer

Paula Cludray-Engelke  20 Washington Avenue South       Secretary
                       Minneapolis, MN  55402

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The Depositor is under common control with a New York company, ReliaStar Life Insurance Company of New York ("RLNY"). The primary purpose of RLNY is to offer variable products in the state of New York.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

Subsidiaries of ING Groep N.V. incorporated herein by reference to Item 28 in Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I of ReliaStar Life Insurance Company of New York (File No. 333-47527), as filed on April 7, 2005.

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of July 29, 2005, there are 239,947 qualified contract owners and 201,106 non-qualified contract owners in ING USA's Separate Account B.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ING USA or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. DSI is the principal underwriter for Separate Account A, Separate Account B, ING USA Separate Account EQ (formerly known as Equitable Life Insurance Company of Iowa Separate Account A), ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------           ---------------------

James R. McInnis               Director and President

Robert J. Hughes               Director

Matthew J. Rider               Director

Anita F. Woods                 Chief Financial Officer
5780 Powers Ferry Road
Atlanta, GA  30327-4390

Beth G. Shanker                Chief Compliance Officer
1290 Broadway
Denver, CO  80203

Alyce L. Shaw                  Vice President
1290 Broadway
Denver, CO  80203

James A. Shuchart              Secretary and General Counsel

(c)
             2004 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $374,955,000       $0            $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account B, has duly caused this Post-Effective Amendment to Registration Statement to be signed on its behalf in the City of West Chester, Commonwealth of Pennsylvania, on the 5th day of August, 2005.




                                      SEPARATE ACCOUNT B
                                       (Registrant)

                                 By:  ING USA ANNUITY AND LIFE
                                      INSURANCE COMPANY
                                      (Depositor)

                                 By:
                                     --------------------
                                     Harry Stout*
                                     President (principle executive officer)


    By: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on August 5, 2005.


Signature                     Title
---------                     -----

                             President
--------------------         (principle executive officer)
Harry Stout*

                             Chief Accounting Officer
--------------------
Roger W. Fisher*



                DIRECTORS OF DEPOSITOR


----------------------
David A. Wheat*
Chief Financial Officer      (principle accounting officer)


----------------------
Jacques de Vaucleroy*


----------------------
Thomas J. McInerney*


----------------------
Kathleen A. Murphy*


----------------------
Catherine H. Smith*


     By: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                EXHIBIT INDEX


ITEM                EXHIBIT                                            PAGE #
----                -------                                           --------